UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	American Skandia Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Australia — 1.5%
BHP Billiton Ltd.	309,200	$5,906,357
Zinifex Ltd.	171,500	1,501,875

		7,408,232

Belgium — 0.9%
Dexia	169,200	4,383,353

Brazil — 1.5%
Companhia Vale Do Rio Doce, ADR	217,738	4,694,431
Petroleo Brasileiro SA, ADR *	31,407	2,632,849

		7,327,280

Finland — 1.3%
Nokia OYJ *	318,610	6,326,870

France — 13.1%
Accor SA	29,392	2,003,297
Axa SA	214,556	7,911,738
BNP Paribas SA	86,090	9,262,800
Compagnie de Saint-Gobain	102,200	7,412,840
Imerys SA	49,800	4,167,840
Lafarge SA	57,100	7,370,918
Sanofi-Aventis SA	72,300	6,435,957
Total SA	290,000	19,030,319

		63,595,709

Germany — 4.0%
BASF AG	37,400	2,994,902
Bayerische Motoren Werke AG	75,700	4,054,689
Deutsche Post AG	158,900	4,170,921
Linde AG	1,846	173,900
SAP AG	17,950	3,559,909
Siemens AG	52,650	4,593,297

		19,547,618

Hong Kong — 4.5%
Esprit Holdings Ltd.	643,500	5,868,660
HSBC Holdings PLC	874,300	15,947,068

		21,815,728

Ireland — 0.9%
Bank of Ireland	214,000	4,184,426

Italy — 6.0%
Banca Intesa SpA	575,000	3,784,190
Eni SpA	500,300	14,826,100
Mediaset SpA *	292,600	3,144,501
UniCredito Italiano SpA	857,300	7,115,087

		28,869,878

Japan — 21.6%
Astellas Pharmaceutical Co. Ltd.	134,500	5,408,466
Bank of Yokohama Ltd.	482,000	3,794,794
Canon, Inc.	124,950	6,515,911
Credit Saison Co. Ltd.	92,900	3,916,546
Daikin Industries Ltd.	115,200	3,413,333
Hirose Electric Co. Ltd.	16,100	2,133,037
Honda Motor Co. Ltd.	207,000	6,956,952
Hoya Corp.	153,400	5,778,878
Mitsubishi Corp.	245,400	4,611,962
Mitsubishi Tokyo Financial Group, Inc.	761	9,792,339
Mitsui Fudosan Co. Ltd.	236,000	5,364,318
Mizuho Financial Group, Inc.	708	5,490,184
Nidec Corp.	53,000	3,997,714
Nikko Securities Co. Ltd.	276,000	3,201,016
Nitto Denko Corp.	78,500	4,651,852
Seven & I Holdings Co. Ltd.	148,000	4,761,058
Shin-Etsu Chemical Co. Ltd.	80,300	5,125,604
SMC Corp.	29,800	3,943,060
Sony Corp.	105,100	4,252,935
Sumitomo Corp.	429,000	5,349,562
Sumitomo Mitsui Financial Group, Inc.	564	5,920,508

		104,380,029

Korea — 0.9%
Samsung Electronics Co. Ltd., GDR	12,300	4,314,422

Mexico — 0.3%
Fomento Economico Mexicano SA de CV, ADR	16,400	1,589,816

Netherlands — 5.0%
Fortis Bank	94,900	3,850,826
ING Groep NV	137,400	6,044,060
Koninklijke (Royal) Philips Electronics NV *	138,900	4,873,591
Reed Elsevier NV	302,507	5,044,277
Wolters Kluwer NV	174,400	4,549,027

		24,361,781

Spain — 2.1%
Altadis SA	73,350	3,482,360
Banco Bilbao Vizcaya Argentaria SA	297,900	6,893,997

		10,376,357

Sweden — 1.4%
Ericsson, (L.M.) Telefonaktiebolaget (Class B Stock) *	1,911,200	6,624,384

Switzerland — 11.0%
Adecco SA	54,250	3,273,352
Holcim Ltd.	69,428	5,674,390
Nestle SA	28,300	9,867,488
Novartis AG	147,400	8,605,062
Roche Holding AG	49,250	8,515,214
UBS AG	200,200	11,975,657
Zurich Financial Services AG *	21,900	5,381,083

		53,292,246

United Kingdom — 21.3%
Barclays PLC	704,200	8,886,720
BG Group PLC	455,800	5,538,658
BHP Billiton PLC	73,900	1,275,736
British Land Co. PLC	232,800	5,945,425
Centrica PLC	695,976	4,238,353
GlaxoSmithKline PLC	422,000	11,235,634
Kingfisher PLC	839,600	3,855,378

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC	220,600	$7,595,787
Schroder PLC	167,700	2,920,126
Smith & Nephew PLC	516,144	4,747,435
Standard Chartered PLC	239,900	6,144,717
Tesco PLC	1,683,800	11,349,548
Vodafone Group PLC	4,399,150	10,069,391
William Morrison Supermarkets PLC	1,361,200	6,199,553
Wolseley PLC	330,600	6,969,904
WPP Group PLC	499,632	6,192,896

		103,165,261

Total Long-Term Investments (cost $360,002,395)		471,563,390

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $12,555,841) (w)	12,555,841	12,555,841

Total Investments — 99.9% (cost $372,558,236)		484,119,231
Other Assets in Excess of Liabilities — 0.1%		321,055

NET ASSETS — 100.0%		$484,440,286

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2006 were as follows:

Industry

Commercial Banks	18.5%
Oil, Gas and Consumable Fuels	8.6
Pharmaceuticals	8.2
Food & Staples Retailing	4.6
Media	3.8
Construction Materials	3.6
Trading Companies & Distributors	3.5
Insurance	2.8
Chemicals	2.7
Affiliated Money Market Mutual Fund	2.6
Financial Services	2.5
Electronic Equipment & Instruments	2.4
Real Estate Management & Development	2.3
Automobiles	2.2
Building Products	2.2
Metals & Mining	2.2
Telecommunications	2.1
Diversified Financial Services	2.1
Food Products	2.0
Specialty Retail	2.0
Financial - Bank & Trust	2.0
Communications Equipment	1.4
Office Electronics	1.4
Communication Equipment	1.3
Capital Markets	1.3
Household Durables	1.0
Health Care Equipment & Supplies	1.0
Industrial Conglomerates	1.0
Semiconductor and Semiconductor Equipment	0.9
Electronic Components & Equipment	0.9
Multi-Utilities	0.9
Air Freight & Logistics	0.9
Machinery	0.8
Consumer Finance	0.8
Software	0.7
Tobacco	0.7
Commercial Services & Supplies	0.7
Lodging	0.4
Beverages	0.3
Mining	0.3
Diversified Minerals	0.3

99.9%
Other Assets in Excess of Liabilities	0.1

100.0%

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.2%
Australia — 1.5%
Allco Finance Group Ltd.	904,900	$7,175,858
Macquarie Bank Ltd.	487,979	25,149,245

		32,325,103

Austria — 1.4%
Erste Bank der Oesterreichischen Sparkassen AG	274,013	17,060,466
Raiffeisen International Bank Holding AG *	113,712	12,112,208

		29,172,674

Brazil — 1.9%
Companhia de Concessoes Rodoviaria	730,000	7,050,545
Gol- Linhas Aereas Inteligentes SA, ADR	312,600	10,737,810
Localiza Rent A Car SA	169,500	3,515,821
Natura Cosmeticos SA	807,900	9,920,862
Petroleo Brasileiro SA	491,200	9,158,464

		40,383,502

Canada — 3.7%
Cameco Corp.	492,200	17,935,411
Manulife Financial Corp.	1,008,200	32,471,662
Shoppers Drug Mart Corp.	234,700	9,587,477
Suncor Energy, Inc.	251,400	18,036,024

		78,030,574

Chile — 0.5%
Cescosud SA, ADR, 144A	286,900	11,130,085

China — 1.4%
Ctrip.com International Ltd., ADR *	172,300	7,744,885
Focus Media Holding Ltd., ADR *	156,900	9,087,648
Foxconn International Holding Ltd. *	4,010,000	12,353,270

		29,185,803

Columbia — 0.4%
Bancolombia SA, ADR	317,500	9,080,500

France — 13.3%
BNP Paribas SA	386,980	41,636,871
Cap Gemini SA	287,400	15,244,471
Essilor International SA	212,600	21,769,252
Eurazeo	137,153	15,791,746
Groupe Danone	383,800	53,875,376
Iliad SA	92,400	6,643,436
L’Oreal SA	643,100	65,320,386
LVMH Moet Hennessy Louis Vuitton SA	369,300	38,048,750
Vinci SA	210,500	23,436,046

		281,766,334

Germany — 4.0%
Bijou Brigitte Modische Accessoires AG	18,700	4,813,659
Celesio AG	227,400	11,854,293
E.ON AG	287,400	34,067,729
Qaigen NV *	658,900	10,318,681
SAP AG	87,620	17,377,117
Solarworld AG	99,600	5,472,500

		83,903,979

Greece — 2.3%
Coca-Cola Hellenic Bottling Co. SA	493,100	16,995,039
EFG Eurobank Ergasias	342,696	10,498,897
National Bank of Greece SA *	496,204	21,355,504

		48,849,440

Hong Kong — 3.6%
China Life Insurance Co. Ltd. *	14,420,000	28,208,275
Esprit Holdings Ltd.	2,154,000	19,644,279
Hopson Development Holdings Ltd.	1,980,000	3,995,251
Li & Fung Ltd.	9,606,600	23,872,690

		75,720,495

India — 3.8%
Bharat Heavy Electricals Ltd.	248,000	12,953,781
Bharti Tele-Ventures Ltd. *	863,300	8,820,981
HDFC Bank Ltd.	690,800	13,919,037
Housing Development Finance Corp. Ltd.	458,000	15,289,770
Infosys Technologies Ltd., ADR (a)	451,700	21,559,641
Suzlon Energy Ltd.	267,700	7,198,900

		79,742,110

Ireland — 1.3%
Anglo Irish Bank Corp.	605,824	9,948,417
Anglo Irish Bank Corp. PLC	660,820	10,859,902
IAWS Group PLC	308,700	5,730,802

		26,539,121

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR (a)	575,900	19,632,431

Italy — 3.1%
Azimut Holding SpA	403,700	4,607,220
Luxottica Group SpA	1,246,700	36,723,908
Saipem SpA	1,084,300	23,566,658

		64,897,786

Japan — 13.4%
Aeon Mall Co. Ltd.	222,600	11,758,933
Chiyoda Corp.	427,000	8,350,222
Denso Corp.	975,900	34,285,587
Honeys Co. Ltd.	139,900	7,141,562
Hoya Corp.	507,200	19,107,217
K.K. DaVinci Advisors *	6,251	5,979,793
Keyence Corp.	89,150	20,528,085
Komatsu Ltd.	1,102,700	19,043,454
MISUMI Group, Inc.	295,000	5,057,143
Mitsubishi UFJ Financial Group, Inc.	4,226	54,379,005
ORIX Corp.	213,850	59,108,592
Ryohin Keikaku Co. Ltd.	85,000	6,008,466
Sharp Corp.	1,190,000	20,400,000
Yamada Denki Co. Ltd.	117,320	11,759,313

		282,907,372

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Mexico — 2.8%
America Movil SA de CV, Series L	14,702,200	$29,019,260
Wal-Mart de Mexico SA de CV, Series V	9,032,100	30,725,899

		59,745,159

Netherlands — 0.9%
TomTom NV *	438,713	18,452,860

Norway — 0.5%
Statoil ASA *	445,600	10,531,333

Singapore — 1.6%
Capitaland Ltd.	10,970,000	34,880,214

South Africa — 0.5%
Naspers Ltd. (Class N Shares)	227,400	3,491,836
Sasol Ltd. *	217,400	7,145,486

		10,637,322

South Korea — 0.9%
Samsung Electronics Co. Ltd.	25,830	18,125,358

Spain — 1.7%
Industria de Diseno Textil SA	790,400	36,843,438

Sweden — 1.4%
Ericsson, L.M. Telefonaktiebolaget (Class B Shares) *	6,592,000	22,848,441
Modern Times Group AB (Class B Shares)	127,700	6,604,436

		29,452,877

Switzerland — 8.8%
EFG International *	351,400	11,549,874
Kuehne & Nagel International AG	238,935	16,528,352
Nobel Biocare Holding AG *	41,600	10,238,234
Roche Holding AG	429,200	74,207,717
SGS Societe Generale *	15,300	15,404,615
UBS AG	970,800	58,071,766

		186,000,558

Taiwan — 2.5%
High Tech Computer Corp.	675,200	17,870,691
Himax Technologies, Inc., ADR *	627,900	3,585,309
Hon Hai Precision Industry Co. Ltd.	5,191,081	31,603,683

		53,059,683

United Kingdom — 20.1%
AstraZeneca PLC	838,100	52,380,269
BG Group PLC	3,820,900	46,429,705
Cairn Energy PLC *	385,500	13,461,355
Carphone Warehouse Group	1,670,800	9,611,738
CSR PLC *	515,000	8,128,686
HBOS PLC	2,762,900	54,679,648
Man Group PLC	2,515,600	21,101,103
Northern Rock PLC	1,252,100	27,382,141
Reckitt Benckiser PLC	1,169,260	48,470,139
Rolls-Royce Group PLC *	5,067,700	42,982,795
Rotork PLC	492,636	7,083,908
Standard Chartered PLC	975,900	24,996,371
Tesco PLC	7,723,900	52,062,461
Tullow Oil PLC	802,600	5,665,341
Vedanta Resources PLC	555,600	12,098,388

		426,534,048

Total Common Stocks (cost $1,741,863,818)		2,077,530,159

PREFERRED STOCK — 0.6%
Brazil — 0.6%
Banco Itau Holding Financeira SA, 2.44% (cost $5,843,546)	439,600	13,161,919

Total Long-Term Investments (cost $1,747,707,364)		2,090,692,078

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $35,915,359; includes $5,622,861 of cash collateral for securities on loan) (b)(w)	35,915,359	35,915,359

Total Investments — 100.5% (cost $1,783,622,723)		2,126,607,437
Liabilities in Excess of Other Assets — (0.5)%		(9,773,505)

NET ASSETS — 100.0%		$2,116,833,932

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $5,429,318; cash collateral of $5,622,861 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 were as follows:

Industry

Financial - Bank & Trust	22.2%
Retail & Merchandising	10.6
Pharmaceuticals	7.5
Telecommunications	6.0
Oil & Gas	5.7
Computer Services & Software	4.5
Electronic Components & Equipment	4.4
Financial Services	4.0
Building & Construction	3.2
Consumer Products & Services	3.1
Food	3.0
Insurance	2.9
Beverages	2.6
Real Estate Investment Trust	2.3
Automobile Manufacturers	2.0
Automotive Parts & Equipment	1.8
Affiliated Money Market Mutual Fund	1.7
Utilities	1.6
Health Care	1.5
Machinery & Equipment	1.5
Semiconductors	1.5
Energy	1.2
Transportation	1.1
Industrial Products	1.0
Media	0.9
Commercial Banks	0.5
Airlines	0.5
Biotechnology	0.5
Business Services	0.4
Clothing & Apparel	0.3
Diversified Operations	0.3
Metal Fabricate/Hardware	0.2

100.5%
Liabilities in excess of other assets	(0.5)

100.0%

AST LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Australia — 4.3%
AWB Ltd.	1,795,100	$4,374,899
Bluescope Steel Ltd.	1,028,800	4,968,641
Commonwealth Bank of Australia	264,200	9,008,563
CSR Ltd.	736,100	1,634,876
Minara Resources Ltd.	1,114,200	3,388,090
Qantas Airways Ltd.	2,350,300	6,849,071
Santos Ltd.	149,300	1,245,150
SMorgon Steel Group Ltd.	2,072,998	2,572,437
Telstra Corp. Ltd.	1,156,200	3,196,970

		37,238,697

Austria — 0.8%
Boehler-Uddeholm AG *	60,100	3,380,678
Voestalpine AG	91,200	3,766,607

		7,147,285

Belgium — 1.1%
Fortis	235,200	9,546,864

Denmark — 0.7%
Danske Bank SA	146,100	5,746,001

Finland — 1.5%
Rautaruukki Oyj	138,100	3,966,428
Stora Enso Oyj (Class R Shares)	579,400	8,787,137

		12,753,565

France — 9.4%
Arkema *	1,610	75,967
BNP Paribas SA	136,800	14,718,911
Ciments Francais SA *	14,600	2,316,050
CNP Assurances	18,300	1,775,212
Compagnie Generale des Establissements Michelin (Class B Stock)	128,100	9,388,899
Credit Agricole SA	259,600	11,403,031
France Telecom SA	188,100	4,317,229
Natexis Banques Populaires *	11,000	3,046,373
PSA Peugeot Citroen SA	82,400	4,646,565
Renault SA *	43,600	5,000,723
Schneider Electric SA	40,600	4,527,929
Societe Generale (Class A Stock)	36,900	5,872,294
Total SA	100,800	6,614,676
Vivendi Universal SA	203,600	7,339,937

		81,043,796

Germany — 7.0%
Altana AG	75,800	4,186,921
BASF AG	146,200	11,707,346
Bayer AG	110,300	5,622,627
DaimlerChrysler AG	98,100	4,902,450
Deutsche Bank AG *	73,300	8,844,965
Deutsche Telekom AG	129,200	2,054,460
MAN AG *	74,500	6,304,929
Salzgitter AG *	3,300	310,119
ThyssenKrup AG	218,700	7,368,483
TUI AG	90,800	1,874,468
Volkswagen AG	76,200	6,491,315

		59,668,083

Hong Kong — 1.4%
Cathay Pacific Air	1,918,000	3,929,233
Chaoda Modern Agriculture Holdings Ltd. *	2,142,000	1,311,488
Citic International Financial Holdings Ltd.	4,790,000	2,754,481
Citic Pacific Ltd.	1,030,000	3,173,034
Orient Overseas International Ltd. *	305,307	1,242,288

		12,410,524

Ireland — 0.7%
Irish Life & Permanent PLC	251,900	6,311,794

Italy — 3.4%
Banche Popolari Unite Scrl	142,100	3,823,642
Banco Popolare di Verona e Novara Scrl	137,600	3,802,011
Benetton Group SpA	238,800	4,109,149
Eni SpA	449,200	13,311,781
IFIL - Investments SpA	66,300	448,104
Parmalat Finanziaria SpA, 144A *(g)	448,250	62,524
San Paolo - IMI SpA	176,800	3,732,796

		29,290,007

Japan — 24.0%
Alpine Electronics, Inc.	148,400	2,080,427
Alps Electric Co. Ltd.	277,200	2,895,787
Asahi Breweries Ltd.	498,200	7,262,649
Asahi Kasei Corp.	745,000	4,768,000
Capcom Co. Ltd.	209,900	3,049,214
Cosmo Oil Co. Ltd.	703,000	2,898,294
Daiwa Securities Group, Inc.	320,000	3,732,995
Denki Kagaku Kogyo Kabushiki Kiasha	1,285,000	4,982,265
Fuji Heavy Industries Ltd.	1,168,000	6,644,622
Fuji Television Network, Inc.	800	1,808,254
Hitachi Ltd.	297,000	1,732,343
Hokkaido Electric Power Co., Inc.	166,600	4,040,711
Hokuetsu Paper Mills Ltd.	289,000	1,754,184
Honda Motor Co. Ltd.	360,600	12,119,213
Hosiden Corp.	142,200	1,655,238
JS Group Corp.	87,600	1,831,721
Kaken Pharmaceutical Co. Ltd.	197,000	1,340,851
Kansai Electric Power Co., Inc. (The)	349,200	8,055,619
Kurabo Industries Ltd.	331,000	899,479
Kyowa Hakko Kogyo Co. Ltd.	364,000	2,563,793
Kyushu Electric Power Co., Inc.	188,200	4,445,105
Marubeni Corp.	260,000	1,294,222
Mitsubishi Chemical Holdings Corp.	279,500	1,750,942
Nippon Oil Corp.	1,133,000	8,344,635
Nippon Paper Group, Inc.	1,800	6,521,905
Nippon Telegraph and Telephone Corp.	1,900	9,329,101

AST LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)
Nipro Corp.	139,800	$2,550,425
Nissan Motor Co. Ltd.	742,000	8,310,400
Nomura Holdings, Inc.	361,800	6,370,743
NSK Ltd.	491,000	4,144,144
NTT Docomo, Inc.	6,000	9,244,444
Oji Paper Co. Ltd.	458,000	2,508,580
Okasan Holdings, Inc.	84,000	740,978
Ono Pharmaceutical Co. Ltd.	59,800	2,662,840
Osaka Gas Co. Ltd.	1,521,700	5,307,432
Promise Co. Ltd.	39,100	1,555,725
QP Corp.	273,300	2,582,034
Rengo Co. Ltd.	365,000	2,428,698
Ricoh Co. Ltd.	235,000	4,675,132
Santen Pharmaceutical Co. Ltd.	42,900	1,089,524
SMK Corp.	353,000	2,423,560
Sumitomo Corp.	214,000	2,668,546
Takefuji Corp.	93,800	4,303,881
Tanabe Seiyaku Co. Ltd.	458,000	5,738,328
Tohoku Electric Power Co., Inc.	97,100	2,124,897
Tokai Tokyo Securities Co.	582,000	2,990,679
Tokyo Electric Power Co.	173,800	5,002,497
Toppan Printing Co. Ltd.	373,000	4,136,550
Toyota Motor Corp.	172,000	9,348,063
Uniden Corp.	272,000	2,866,794
Yokohama Rubber Co. Ltd.	411,200	1,973,760

		205,550,223

Netherlands — 4.0%
ABN AMRO Holding NV	65,300	1,904,490
Aegon NV.	222,600	4,174,756
ING Groep NV	304,400	13,390,188
Koninklijke (Royal) KPN NV	576,300	7,351,641
Koninklijke Luchtvaart Maatschappij NV, 144A *(g)	24,790	341,699
Oce NV	232,700	3,735,664
Royal Dutch Shell (Class A Stock)	104,600	3,444,620

		34,343,058

Norway — 0.6%
Norsk Hydro ASA	235,500	5,259,113

Portugal — 0.6%
Banco Comerical Portugues SA	589,600	1,831,729
Energias de Portugal SA *	740,000	3,209,191

		5,040,920

Singapore — 1.0%
MobileOne Ltd. *	1,310,100	1,740,476
Neptune Orient Lines Ltd.	480,000	613,505
Singapore Airlines Ltd.	670,000	6,158,980

		8,512,961

Spain — 3.8%
Banco Bilbao Vizcaya Argentaria SA	212,300	4,913,043
Banco Santander Central Hispano SA	850,900	13,454,969
Endesa SA	99,200	4,220,286
Repsol YPF SA	329,400	9,803,348

		32,391,646

Sweden — 2.3%
Electrolux AB, Series B	289,900	4,707,614
Husqvarna AB *	119,900	1,411,185
Nordea Bank AB	731,600	9,584,083
SSAB Svenskt Stal AB	226,800	4,023,389

		19,726,271

Switzerland — 6.7%
Baloise Holding Ltd.	78,200	7,673,350
Ciba Specialty Chemicals AG	31,200	1,883,802
Credit Suisse Group *	216,700	12,538,082
Georg Fischer AG *	8,000	3,749,050
Rieter Holdings AG	4,100	1,765,644
Swiss Re	89,700	6,864,961
Swisscom AG	16,000	5,326,083
Syngenta AG *	42,000	6,334,679
UBS AG	66,200	3,959,982
Verwaltungs und Privat Bank AG *	10,600	2,526,131
Zurich Financial Services AG *	20,700	5,086,229

		57,707,993

United Kingdom — 23.0%
Alliance & Leicester PLC	257,800	5,242,015
Anglo American PLC	133,200	5,569,016
AstraZeneca PLC	103,900	6,493,628
Aviva PLC	410,400	6,016,649
Barclays PLC	958,700	12,098,407
Boots Group PLC	56,953	826,426
BP PLC	1,529,800	16,670,292
Bradford & Bingley PLC	738,800	6,542,950
BT Group PLC	2,619,600	13,144,841
Centrica PLC	478,400	2,913,359
Dairy Crest Group PLC	20,176	222,125
DS Smith PLC	886,600	2,556,431
DSG International PLC	1,579,100	6,474,993
GKN PLC *	1,026,800	5,522,446
GlaxoSmithKline PLC	79,000	2,103,353
Hanson PLC	362,900	5,255,727
HBOS PLC	741,100	14,666,867
House of Fraser PLC *	388,600	1,064,104
Imperial Chemical Industries PLC	284,600	2,116,822
Interserve PLC	418,700	2,822,221
Legal & General Group PLC	1,737,300	4,635,272
Lloyds TSB Group PLC	1,088,900	10,999,299
Northern Foods PLC	268,500	452,452
Northumbrian Water Group PLC	246,000	1,280,458
Old Mutual PLC *	714,900	2,242,052
Royal & Sun Alliance Insurance Group PLC	2,621,000	7,312,045
Royal Bank of Scotland Group PLC	280,000	9,641,072
Royal Dutch Shell PLC (Class B Stock)	500,300	16,982,979
Scottish Power	425,500	5,190,385
Tate & Lyle PLC	244,300	3,291,090
Taylor Woodrow PLC	481,700	3,199,518
Tomkins PLC	925,200	4,101,202
TT Electronics PLC *	224,300	826,284
Viridian Group PLC	131,700	2,640,954

AST LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Vodafone Group PLC	2,588,162	$5,924,148

		197,041,882

Total Long-Term Investments (cost $752,377,346)		826,730,683

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $25,467,253) (w)	25,467,253	25,467,253

Total Investments(o)(u) — 99.3% (cost $777,844,599)		852,197,936
Other Assets in Excess of Liabilities — 0.7%		5,877,173

NET ASSETS — 100.0%		$858,075,109

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

CHF	Swiss Francs

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of June 30, 2006, 1 security representing $341,699 and 0.04% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

(u)	Other assets in excess of other liabilities includes unrealized appreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Oct 06	Buy	CHF	1,103,529	$884,751	$882,505	$(2,246)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and other assets excess of liabilities shown as a percentage of net assets as of September 30, 2006 were as follows:

Industry

Financial - Bank & Trust	23.3%
Oil, Gas and Consumable Fuels	10.7
Telecommunications	8.1
Automobile Manufacturers	7.2
Electronic Components & Equipment	5.4
Insurance	5.4
Chemicals	3.9
Affiliated Money Market Mutual Fund	3.0
Metals & Mining	2.6
Steel Producers/Products	2.6
Airlines	2.2
Medical Products	2.1
Diversified Operations	2.1
Manufacturing	2.0
Paper & Forest Products	2.0
Building & Construction	1.7
Diversified Financial Services	1.5
Utilities	1.4
Agriculture	1.3
Commercial Banks	1.3
Pharmaceuticals	1.3
Retail & Merchandising	1.0
Office Equipment	0.9
Machinery & Equipment	0.9
Beverages	0.8
Forest Products	0.6
Commercial Services	0.5
Apparel/Shoes	0.5
Financial Services	0.4
Food Products	0.4
Entertainment	0.4
Financial - Brokerage	0.4
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Rubber & Tire	0.2
Media	0.2
Consumer Products & Services	0.2
Transportation	0.1
Textiles	0.1

99.3%
Other assets in excess of liabilities	0.7

100.0%

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Austrailia — 0.5%
QBE Insurance Group Ltd.	50,513	$922,361

Austria — 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	16,710	1,040,389

Bermuda — 0.8%
Accenture Ltd. (Class A Stock) *	53,530	1,697,436

Canada — 0.5%
Canadian National Railway Co.	24,932	1,045,648

France — 15.0%
AXA SA	106,830	3,939,357
Credit Agricole SA	61,690	2,709,757
Gaz de France	26,020	1,036,035
L’ Air Liquide SA	22,350	4,560,068
L’Oreal SA	14,870	1,510,362
Legrand SA	34,950	970,575
LVMH Moet Hennessy Louis Vuitton SA	33,000	3,399,970
Pernod Ricard SA	9,390	1,953,943
Sanofi-Aventis SA	40,850	3,636,360
Schneider Electric SA	33,418	3,726,954
Total SA	51,390	3,372,304

		30,815,685

Germany — 3.7%
Bayer AG	27,100	1,381,443
Bayerische Motoren Werke AG	37,920	2,031,094
E.ON AG	24,440	2,897,061
Henkel KGaA	8,450	1,175,013

		7,484,611

Hong Kong — 0.8%
Esprit Holdings Ltd.	107,500	980,390
Hutchison Telecommunications International Ltd. *	390,000	689,827

		1,670,217

Indonesia — 0.3%
PT Bank Central Asia Tbk	1,314,500	687,530

Italy — 2.2%
Assicurazioni Generali SpA	61,520	2,301,315
Banca Intesa SpA	159,920	1,052,465
UniCredito Italiano SpA	130,010	1,079,007

		4,432,787

Japan — 8.3%
Asahi Glass Co. Ltd.	79,000	974,417
Bridgestone Corp.	77,100	1,556,686
Canon, Inc.	48,900	2,550,044
Fanuc Ltd.	14,700	1,147,378
Kao Corp.	69,000	1,840,000
Nintendo Co. Ltd.	2,300	473,922
Nitto Denko Corp.	15,700	930,370
Omron Corp.	34,600	849,439
Ricoh Co. Ltd.	83,000	1,651,217
Shinsei Bank Ltd.	225,000	1,371,429
Tokyo Gas Co. Ltd.	197,000	987,293
Toyota Motor Corp.	47,400	2,576,152

		16,908,347

Korea — 1.7%
Samsung Electronics Co. Ltd.	4,990	3,501,569

Singapore — 0.6%
Singapore Telecommunications Ltd.	799,039	1,227,550

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	80,490	1,862,698

Sweden — 0.5%
Telefonaktiebolaget, (L.M.) Ericsson (Class B Stock)	315,350	1,093,030

Switzerland — 10.3%
Actelion Ltd. *	4,210	604,002
Julius Baer Holding Ltd.	20,152	2,012,863
Nestle SA	20,725	7,226,279
Roche Holding AG	26,530	4,586,977
Swiss Re	32,930	2,520,214
UBS AG	69,765	4,173,235

		21,123,570

Thailand — 0.4%
Bangkok Bank Public Co. Ltd.	287,210	841,025

United Kingdom — 13.0%
BP PLC	160,180	1,745,488
Diageo PLC	206,115	3,641,137
GlaxoSmithKline PLC	120,120	3,198,162
Ladbrokes PLC	211,945	1,543,684
Next PLC	44,430	1,577,249
Reckitt Benckiser PLC	174,100	7,217,087
Tesco PLC	449,657	3,030,884
William Hill PLC	174,100	2,097,649
WPP Group PLC	212,220	2,630,449

		26,681,789

United States — 38.1%
3M Co.	43,920	3,268,526
AFLAC, Inc. (a)	25,110	1,149,034
Alberto-Culver Co. (Class B Stock)	46,900	2,372,671
American Express Co.	84,630	4,746,051
Amgen, Inc. *	35,410	2,532,877
Bank of New York Co., Inc. (The)	108,780	3,835,583
ChevronTexaco Corp.	40,490	2,626,181
Dell, Inc. *	62,540	1,428,414
DENTSPLY International, Inc.	42,400	1,276,664
Disney, (Walt) Co.	79,050	2,443,436
DST Systems, Inc. *	15,620	963,285
Exxon Mobil Corp.	37,130	2,491,423
Fisher Scientific International, Inc. *(a)	33,640	2,631,994

AST MFS GLOBAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United States (cont’d.)
General Mills, Inc.	19,200	$1,086,720
Genworth Financial, Inc.	61,060	2,137,711
Goldman Sachs Group, Inc.	21,420	3,623,621
Harley-Davidson, Inc.	42,850	2,688,838
Harrah’s Entertainment, Inc.	14,940	992,464
Intel Corp.	150,860	3,103,190
Johnson & Johnson	103,870	6,745,318
Lauder, (Estee) Cos., Inc. (Class A Stock)	36,380	1,467,205
Lilly, (Eli) & Co.	45,810	2,611,170
Lincoln National Corp.	17,630	1,094,470
Medtronic, Inc.	53,820	2,499,401
NIKE, Inc. (Class B Stock)	37,630	3,297,141
Oracle Corp. *	144,730	2,567,510
PepsiCo, Inc.	25,180	1,643,247
Praxair, Inc.	36,390	2,152,832
Procter & Gamble Co.	32,038	1,985,715
Rockwell Automation, Inc.	3,600	209,160
Viacom, Inc. (Class B Stock) *	52,700	1,959,386
Wal-Mart Stores, Inc.	53,170	2,622,344
Waters Corp. *	43,610	1,974,661

		78,228,243

Total Long-Term Investments (cost $174,254,247)		201,264,485

SHORT-TERM INVESTMENTS — 6.5%

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER — 4.7%
Citigroup Funding, Inc.
5.35%	10/02/06	8,220	8,220,000
Jupiter Securities Co. LLC
5.36%	10/02/06	1,308	1,308,000

Total Commercial Paper (cost $9,528,000)			9,528,000

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 1.8%
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,699,368; includes $3,698,379 of cash collateral for securities on loan) (b)(w)	3,699,368	3,699,368

Total Short-Term Investments (cost $13,227,368)		13,227,368

Total Investments — 104.6% (cost $187,481,615)		214,491,853
Liabilities in Excess of Other Assets — (4.6)%		(9,331,647)

NET ASSETS — 100.0%		$205,160,206

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $3,571,605; cash collateral of $3,698,379 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MFS GLOBAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 were as follows:

Industry

Financial - Bank & Trust	12.2%
Pharmaceuticals	8.7
Consumer Products & Services	8.0
Oil, Gas & Consumable Fuels	7.6
Insurance	6.8
Financial Services	6.7
Food	5.5
Beverages	5.3
Electronic Components & Equipment	5.1
Chemicals	3.7
Retail & Merchandising	3.7
Entertainment & Leisure	3.5
Medical Supplies & Equipment	2.8
Automobile Manufacturers	2.3
Office Equipment	2.0
Affiliated Money Market Mutual Fund (including 1.8% of collateral received for securities on loan)	1.8
Computer Services & Software	1.7
Conglomerates	1.6
Packaging	1.6
Semiconductors	1.5
Telecommunications	1.4
Utilities	1.4
Advertising	1.3
Biotechnology	1.2
Gaming	0.9
Broadcasting	0.9
Business Services	0.8
Automotive Parts	0.8
Computer Hardware	0.7
Precious Metals	0.6
Railroads	0.5
Oil & Gas	0.5
Hotels & Motels	0.5
Distribution/Wholesale	0.5
Building Materials	0.5

104.6%
Liabilities in Excess of Other Assets	(4.6)

Total	100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace — 0.6%
ARGON ST, Inc. *	43,700	$1,047,489

Apparel & Textile — 0.8%
Volcom, Inc. *(a)	57,080	1,286,583

Automotive Parts — 2.0%
CLARCOR, Inc.	38,700	1,179,963
H&E Equipment Services, Inc. *	20,600	502,434
Modine Manufacturing Co.	37,700	917,241
Regal-Beloit Corp.	17,700	769,950

		3,369,588

Broadcast & Cable/Satellite TV — 0.5%
Entravision Communications Corp. (Class A Stock) *	122,625	912,330

Broadcasting — 0.5%
Journal Communications, Inc. (Class A Stock)	73,500	828,345

Building Materials — 1.1%
Drew Industries, Inc. *	24,100	608,766
Texas Industries, Inc.	23,545	1,225,753

		1,834,519

Business Services — 2.3%
Internet Capital Group, Inc. *	71,519	675,855
Korn/Ferry International *	48,300	1,011,402
Navigant Consulting, Inc. *(a)	55,200	1,107,312
Watson Wyatt & Co. Holdings	25,500	1,043,460

		3,838,029

Chemicals — 1.1%
Cabot Microelectronics Corp. *	31,100	896,302
Rockwood Holdings, Inc. *	45,700	913,086

		1,809,388

Clothing & Apparel — 0.8%
Carter’s, Inc. *(a)	52,280	1,379,669

Commercial Services — 0.9%
Rollins, Inc.	73,700	1,555,807

Computer Hardware — 1.0%
Trident Microsystems, Inc. *(a)	73,310	1,705,191

Computer Services & Software — 7.7%
Ansys, Inc. *(a)	50,863	2,247,128
Avid Technology, Inc. *	41,495	1,511,248
Computer Programs and Systems, Inc.	23,000	753,710
Factset Research Systems, Inc.	49,077	2,383,670
LoJack Corp. *	36,300	711,117
Netsmart Technologies, Inc. *	70,385	923,451
Quality Systems, Inc. *(a)	48,690	1,888,685
Radisys Corp. *	47,329	1,005,741
ScanSource, Inc. *	49,194	1,492,054

		12,916,804

Computer Software — 0.1%
Cogent, Inc. *	12,830	176,156

Computer Networking — 0.5%
Ixia *	94,130	838,698

Conglomerates — 0.3%
Griffon Corp. *(a)	18,600	443,982

Consumer Products & Services — 1.3%
Central Garden & Pet Co. *	25,800	1,245,108
Spartech Corp.	33,600	899,472

		2,144,580

Distribution/Wholesale — 0.6%
Pool Corp. (a)	24,260	934,010

Diversified Operations — 2.8%
Actuant Corp. (Class A Stock)	55,425	2,776,793
Corrections Corp. of America *	45,117	1,951,310

		4,728,103

Education — 0.6%
Courier Corp.	26,950	1,000,923

Electronic Components & Equipment — 6.4%
Advanced Energy Industries, Inc. *	82,095	1,398,899
Coherent, Inc. *(a)	61,210	2,121,538
General Cable Corp. *	41,209	1,574,596
M-Systems Flash Disk Pioneers *	21,425	862,142
Methode Electronics, Inc. (Class A Stock)	50,500	480,255
OYO Geospace Corp. *	35,717	2,026,940
Universal Electronics, Inc. *	121,898	2,316,062

		10,780,432

Electronics — 0.9%
Dolby Laboratories, Inc. (Class A Stock) *	78,335	1,554,950

Entertainment & Leisure — 3.3%
International Speedway Corp. (Class A Stock)	23,900	1,191,176
RC2 Corp. *	17,600	590,128
Shuffle Master, Inc. *(a)	39,260	1,060,413
The9 Ltd., ADR (China)*(a)	50,211	1,074,515
Vail Resorts, Inc. *	29,770	1,191,395
Winnebago Industries, Inc. (a)	15,200	476,976

		5,584,603

Environmental Services — 2.0%
Waste Connections, Inc. *	86,746	3,288,541

Farming & Agriculture — 1.6%
Delta & Pine Land Co.	67,289	2,725,204

Financial - Bank & Trust — 4.5%
Boston Private Financial Holdings, Inc.	43,520	1,213,338
Cowen Group, Inc. *	55,875	883,384
ITLA Capital Corp. *	10,900	585,984
Kanbay International, Inc. *	37,700	775,112
Texas Capital Bancshares, Inc. *	40,100	750,672
Wilshire Bancorp, Inc.	46,800	891,072
Wintrust Financial Corp.	38,943	1,952,991

AST SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)
WP Stewart & Co., Ltd.	41,900	$522,074

		7,574,627

Financial Services — 3.3%
Cash America International, Inc.	73,092	2,856,435
Financial Federal Corp. (a)	37,650	1,009,020
Friedman, Billings, Ramsey Group, Inc.	106,630	856,239
Global Cash Access, Inc. *	58,540	883,369

		5,605,063

Food — 1.1%
Middleby Corp. *	15,900	1,225,254
Tootsie Roll Industries, Inc.	23,461	687,642

		1,912,896

Healthcare Services — 6.5%
Apria Healthcare Group, Inc. *	30,000	592,200
Centene Corp. *	82,560	1,357,286
deCODE genetics, Inc. *(a)	144,488	794,684
Eclipsys Corp. *	122,495	2,193,885
Healthcare Services Group, Inc.	17,800	447,848
Healthspring Inc. *(a)	24,800	477,400
Horizon Health Corp. *	69,239	1,057,280
Landauer, Inc.	21,000	1,065,750
Matria Healthcare, Inc. *(a)	50,185	1,394,641
MWI Veterinary Supply, Inc. *	16,900	566,657
Techne Corp. *	19,300	981,598

		10,929,229

Industrial Products — 2.9%
AMCOL International Corp.	32,600	812,066
Interline Brands, Inc. *	37,900	935,372
NS Group, Inc. *	21,090	1,361,360
Photon Dynamics, Inc. *	50,430	669,206
Ritchie Brothers Auctioneers, Inc.	21,700	1,163,337

		4,941,341

Insurance — 2.7%
American Equity Investment Life Holding Co.	40,300	494,481
American Safety Insurance Holding, Ltd. *	27,510	503,433
Amerisafe, Inc. *	43,100	422,380
Hilb Rogal & Hobbs Co.	22,400	955,360
Philadelphia Consolidated Holding Corp. *	54,170	2,154,883

		4,530,537

Internet Services — 1.7%
eCollege.com, Inc. *(a)	42,565	680,614
j2 Global Communication, Inc. *(a)	62,100	1,687,257
Online Resources Corp. *	39,500	483,875

		2,851,746

Machinery & Equipment — 4.0%
Bucyrus International, Inc. (Class A Stock) (a)	82,487	3,499,099
IDEX Corp.	38,700	1,666,035
Young Innovations, Inc.	42,400	1,524,704

		6,689,838

Medical Supplies & Equipment — 6.6%
American Medical Systems Holdings, Inc. *(a)	116,992	2,156,163
Arena Pharmaceuticals, Inc. *(a)	58,855	705,083
Arrow International, Inc.	47,250	1,503,022
DJ Orthopedics, Inc. *	21,360	887,081
ICU Medical, Inc. *	15,200	691,296
LCA-Vision, Inc.	14,800	611,388
Per-Se Technologies, Inc. *(a)	59,000	1,344,020
Respironics, Inc. *	56,420	2,178,376
Thoratec Corp. *	58,840	918,492

		10,994,921

Medical Waste Management — 0.4%
Stericycle, Inc. *	9,900	690,921

Metals & Mining — 2.2%
Aleris International, Inc. *	42,018	2,123,590
MSC Industrial Direct Co., Inc.	23,400	953,316
RBC Bearings, Inc. *	27,300	659,295

		3,736,201

Office Equipment — 0.5%
ACCO Brands Corp. *	38,200	850,332

Oil & Gas — 6.6%
Berry Petroleum Co. (Class A Stock)	38,100	1,072,896
Carbo Ceramics, Inc. (a)	25,750	927,772
Core Laboratories NV (Netherlands)*	18,395	1,173,601
Horizon Offshore, Inc. *	43,165	738,121
Hydril Co. *	12,100	678,326
Oceaneering International, Inc. *	18,585	572,418
TETRA Technologies, Inc. *	157,966	3,816,459
Unit Corp. *	46,669	2,145,374

		11,124,967

Pharmaceuticals — 2.0%
Ariad Pharmaceuticals, Inc. *	137,155	597,996
KV Pharmaceutical Co. (Class A Stock) *	66,200	1,568,940
STERIS Corp. *	47,300	1,138,038

		3,304,974

Printing & Publishing — 0.9%
Meredith Corp.	28,800	1,420,704

Restaurants — 2.3%
Red Robin Gourmet Burgers, Inc. *	33,950	1,565,434
Ruby Tuesday, Inc.	37,900	1,068,401
Steak N Shake Co. (The) *	71,600	1,209,324

		3,843,159

Retail & Merchandising — 2.7%
Build-A-Bear Workshop, Inc. *(a)	51,669	1,176,503
Genesco, Inc. *(a)	61,109	2,106,427
Guitar Center, Inc. *(a)	12,400	554,032

AST SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Houston Wire & Cable, Co. *(a)	35,100	$659,880

		4,496,842

Semiconductors — 1.9%
Integrated Device Technology, Inc. *	136,030	2,184,642
Supertex, Inc. *	24,115	937,350

		3,121,992

Telecommunications — 1.1%
EMS Technologies, Inc. *	51,978	976,147
Plantronics, Inc. (a)	45,600	799,368

		1,775,515

Transportation — 3.6%
Bristow Group, Inc. *(a)	27,300	939,120
Forward Air Corp.	32,800	1,085,352
Heartland Express, Inc.	78,333	1,228,261
HUB Group, Inc. (Class A Stock) *	47,400	1,079,772
Landstar System, Inc. *	39,800	1,699,460

		6,031,965

Total Long-Term Investments (cost $145,410,193)		163,111,694

SHORT-TERM INVESTMENT — 20.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost 34,540,457; includes $28,701,282 of cash collateral for securities on loan) (b)(w)	34,540,457	34,540,457

Total Investments — 117.8% (cost $179,950,650)		197,652,151
Liabilities in Excess of Other Assets — (17.8)%		(29,855,584)

NET ASSETS — 100.0%		$167,796,567

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $26,387,197; cash collateral of $28,701,282 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Advertising — 1.0%
Catalina Marketing Corp. *	31,700	$871,750
inVentiv Health, Inc. *	5,700	182,571
Valueclick, Inc. *	61,000	1,130,940

		2,185,261

Aerospace — 0.6%
Orbital Sciences Corp. *	68,700	1,289,499

Airlines — 1.1%
Alaska Air Group, Inc. *	60,200	2,290,008

Automobile Manufacturers — 0.3%
Navistar International Corp. *	22,800	588,696

Automotive Parts — 0.1%
CSK Auto Corp. *	13,000	183,300

Banking — 0.1%
Virginia Commerce Bancorp, Inc. *(a)	11,700	259,740

Biotechnology — 0.8%
Digene Corp. *	40,500	1,747,575

Building Materials — 1.0%
American Woodmark Corp. (a)	42,700	1,438,563
Builders FirstSource, Inc. *	32,100	488,883
Genlyte Group, Inc. *	4,800	341,760

		2,269,206

Business Services — 4.6%
Administaff, Inc.	45,700	1,540,090
Computer Programs and Systems, Inc.	29,200	956,884
CSG Systems International, Inc. *(a)	74,400	1,966,392
Forrester Research, Inc. *	3,900	102,609
Itron, Inc. *(a)	38,400	2,142,720
John H. Harland Co. (a)	19,000	692,550
Kforce, Inc. *	92,800	1,107,104
Labor Ready, Inc. *	83,900	1,336,527
Spherion Corp. *	18,000	128,700

		9,973,576

Chemicals — 0.2%
Pioneer Companies, Inc. *	19,000	465,690

Clothing & Apparel — 0.9%
Deckers Outdoor Corp. *	5,100	241,332
Guess, Inc. *(a)	36,900	1,790,757

		2,032,089

Commercial Banks — 0.1%
PrivateBancorp, Inc.	6,200	283,464

Commercial Services — 2.1%
Advisory Board Co. (The) *	4,400	222,288
McGrath Rentcorp	19,400	496,640
PAREXEL International Corp. *	41,300	1,366,617
Universal Technical Institute, Inc. *	16,600	296,974
Watson Wyatt & Co. Holdings	54,300	2,221,956

		4,604,475

Computer Hardware — 1.5%
Komag, Inc. *(a)	46,600	1,489,336
Trident Microsystems, Inc. *(a)	74,500	1,732,870

		3,222,206

Computer Services & Software — 5.6%
Advent Software, Inc. *	57,300	2,074,833
Ansys, Inc. *(a)	2,600	114,868
Hyperion Solutions Corp. *	58,100	2,003,288
Macrovision Corp. *	81,400	1,928,366
Quality Systems, Inc. *	9,100	352,989
Redback Networks, Inc. *(a)	96,500	1,339,420
SPSS, Inc. *	71,400	1,780,002
Sykes Enterprises, Inc. *	23,800	484,330
Websense, Inc. (a)	38,200	825,502
Wind River Systems, Inc. *	31,700	339,507
Witness Systems, Inc. *	47,900	839,687

		12,082,792

Construction — 1.0%
Granite Construction, Inc.	42,600	2,272,710

Containers & Packaging — 0.7%
Silgan Holdings, Inc.	42,800	1,607,568

Drugs & Medicine — 0.7%
OSI Pharmaceutic, Inc. *	42,100	1,580,013

Electronic Components & Equipment — 4.4%
Advanced Energy Industries, Inc. *	95,500	1,627,320
American Science & Engineering, Inc. *(a)	26,600	1,290,632
Ansoft Corp. *	52,700	1,312,757
General Cable Corp. *	60,100	2,296,421
Littelfuse, Inc. *	13,200	458,040
Plexus Corp. *	100,300	1,925,760
ViaSat, Inc. *	14,000	351,120
Vicor Corp.	32,300	372,742

		9,634,792

Entertainment & Leisure — 1.7%
Life Time Fitness, Inc. *	9,400	435,126
Marvel Entertainment, Inc. *	86,800	2,095,352
Vail Resorts, Inc. *	28,200	1,128,564

		3,659,042

Environmental Services — 0.2%
American Ecology Corp.	19,800	390,852

Financial - Bank & Trust — 2.1%
Center Financial Corp.	43,900	1,043,942
Fremont General Corp.	75,500	1,056,245
Frontier Financial Corp. (a)	25,800	669,252
Hancock Holding Co.	10,600	567,630
PFF Bancorp, Inc.	9,300	344,472

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)
SVB Financial Group *	4,600	$205,344
Texas Capital Bancshares, Inc. *	4,800	89,856
Western Alliance Bancorp *(a)	7,400	243,460
Wilshire Bancorp, Inc.	18,400	350,336

		4,570,537

Financial Services — 1.9%
Cohen & Steers, Inc.	3,600	116,496
GFI Group, Inc. *(a)	20,700	1,144,503
optionsXpress Holdings, Inc. *	81,100	2,261,068
Pinnacle Financial Partners, Inc. *	7,400	264,920
World Acceptance Corp. *	5,300	233,094

		4,020,081

Food — 0.1%
Flowers Foods, Inc.	6,800	182,784

Gas Distribution — 0.6%
Petrohawk Energy Corp *(a)	121,300	1,259,094

Healthcare - Medical Products — 0.2%
PSS World Medical, Inc. *	27,100	541,729

Healthcare Services — 3.1%
American Healthways, Inc. *(a)	51,300	2,287,980
LHC Group, Inc. *	4,000	89,280
LifeCell Corp. *(a)	42,700	1,375,794
Magellan Health Services, Inc. *	27,400	1,167,240
Odyssey HealthCare, Inc. *(a)	98,100	1,391,058
Psychiatric Solutions, Inc. *	9,600	327,264

		6,638,616

Industrial Products — 0.2%
Myers Industries, Inc.	23,500	399,500

Internet Services — 3.0%
aQuantive, Inc. *	26,000	614,120
CNET Networks, Inc. *(a)	84,000	804,720
InfoSpace, Inc. *	15,700	289,508
Internet Security Systems *	18,700	519,112
j2 Global Communications, Inc. *(a)	32,500	883,025
Jupitermedia Corp. *(a)	36,600	316,956
Move, Inc. *(a)	51,800	254,338
Perficient, Inc. *	22,100	346,528
RealNetworks, Inc. *	66,900	709,809
Sohu.com, Inc. *	19,000	418,380
Trizetto Group, Inc. (The) *	17,700	267,978
WebEx Communications, Inc. *	26,200	1,022,324

		6,446,798

Machinery & Equipment — 3.1%
Intermec Inc *	16,800	442,848
Intevac, Inc. *	79,100	1,328,880
Middleby Corp. *	17,800	1,371,668
Nordson Corp.	19,100	761,326
Smith, (A.O.) Corp.	5,100	201,093
Wabtec Corp.	93,700	2,542,081

		6,647,896

Media — 0.8%
Lodgenet Entertainment Corp. *	19,000	358,720
Mediacom Communications Corp. (Class A Stock) *	191,900	1,366,328

		1,725,048

Medical Supplies & Equipment — 5.8%
American Medical Systems Holdings, Inc. *	84,600	1,559,178
Biosite, Inc. *(a)	33,000	1,525,590
DJ Orthopedics, Inc. *	5,000	207,650
Illumina, Inc. *(a)	47,100	1,556,184
Integra LifeSciences Holdings *	56,000	2,098,880
Kyphon, Inc. *	39,100	1,463,122
LCA-Vision, Inc.	28,000	1,156,680
Luminex Corp. *	58,700	1,070,101
Medicis Pharmaceutical (Class A Stock)	5,300	171,455
Ventana Medical Systems, Inc. *	22,000	898,260
Vital Images, Inc. *	28,200	890,556

		12,597,656

Metals & Mining — 6.5%
AK Steel Holding Corp. *	130,600	1,585,484
Alpha Natural Resources, Inc. *	151,100	2,381,336
Century Aluminum Co. *(a)	39,800	1,339,270
Chaparral Steel Co. *	63,100	2,149,186
Cleveland-Cliffs, Inc. (a)	45,800	1,745,438
Oregon Steel Mills, Inc. *	37,700	1,842,399
Quanex Corp.	66,800	2,027,380
Stillwater Mining Co. *	117,200	984,480

		14,054,973

Miscellaneous Manufacturing — 1.0%
Freightcar America, Inc.	40,800	2,162,400

Office Equipment — 0.7%
Herman Miller, Inc.	45,800	1,566,818

Oil & Gas — 5.5%
Berry Petroleum Co. (Class A Stock)	79,100	2,227,456
Comstock Resources, Inc. *	44,700	1,213,605
Grey Wolf, Inc. *(a)	340,500	2,274,540
Penn Virginia Corp.	34,700	2,200,327
Pioneer Drilling Co. *	137,500	1,765,500
Veritas DGC, Inc. *	32,900	2,165,478

		11,846,906

Personal Services — 0.5%
Jackson Hewitt Tax Service, Inc.	38,400	1,152,384

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals — 7.6%
Alkermes, Inc. *	148,300	$2,350,555
Alpharma, Inc. (Class A Stock)	24,100	563,699
Connectics Corp. *	36,900	402,210
Cubist Pharmaceuticals, Inc. *(a)	76,200	1,656,588
Enzon Pharmaceuticals, Inc. *	118,900	980,925
KV Pharmaceutical Co. (Class A Stock) *	88,600	2,099,820
Noven Pharmaceuticals, Inc. *	66,300	1,599,156
Pain Therapeutics, Inc. *(a)	180,300	1,554,186
Salix Pharmaceuticals Ltd. *	63,400	859,704
Sciele Pharmaceutical, Inc. *(a)	36,800	693,312
Valeant Pharmaceuticals International	103,500	2,047,230
West Pharmaceutical Services, Inc.	40,100	1,574,727

		16,382,112

Printing & Publishing — 1.0%
Consolidated Graphics, Inc. *	35,700	2,148,069

Real Estate Investment Trust — 2.9%
Acadia Realty Trust	10,600	270,300
Alexander’s, Inc. *	2,300	713,575
Alexandria Real Estate Equities, Inc.	3,300	309,540
Corporate Office Properties Trust	11,700	523,692
Cousins Properties, Inc.	26,100	892,881
EastGroup Properties, Inc.	4,700	234,342
Equity Lifestyle Properties, Inc.	6,900	315,399
Glimcher Realty Trust	13,700	339,486
Home Properties of New York, Inc.	13,100	748,796
Mid-America Apartment Communities, Inc.	5,900	361,198
Tanger Factory Outlet Centers, Inc.	11,600	413,192
Trammell Crow Co. *	3,600	131,436
Washington Real Estate Investment Trust	26,400	1,050,720

		6,304,557

Restaurants — 2.1%
Buffalo Wild Wings, Inc. *(a)	26,400	1,009,800
CKE Restaurants, Inc.	10,300	172,216
Papa John’s International, Inc. *	48,600	1,754,946
Rare Hospitality International, Inc. *	15,100	461,456
Ruth’s Chris Steak House, Inc. *	57,800	1,087,796

		4,486,214

Retail & Merchandising — 7.8%
Blue Nile, Inc. *	4,600	167,210
Brown Shoe Co., Inc.	59,700	2,139,648
Cash America International, Inc.	20,100	785,508
Cato Corp. (The)	32,500	712,075
Charming Shoppes, Inc. *	38,300	546,924
Christopher & Banks Corp.	71,800	2,116,664
Dress Barn, Inc. *	97,700	2,131,814
Gymboree Corp. *(a)	52,500	2,214,450
Longs Drug Stores Corp. (a)	49,000	2,254,490
New York & Co., Inc. *	34,100	446,028
Pantry, Inc. (The) *(a)	36,100	2,034,957
Phillips-Van Heusen Corp.	10,400	434,408
Stein Mart, Inc.	54,500	828,945
Yankee Candle Co., Inc. (The)	6,500	190,255

		17,003,376

Semiconductors — 4.9%
Asyst Technologies Corp. *	192,400	1,300,624
Diodes, Inc. *(a)	40,600	1,752,702
Formfactor, Inc. *	1,300	54,769
IXYS Corp. *	69,500	583,105
Mattson Technology, Inc. *	177,400	1,472,420
Micrel, Inc. *	124,800	1,196,832
Omnivision Technologies, Inc. *(a)	107,600	1,535,452
Supertex, Inc. *(a)	17,900	695,773
Veeco Instruments, Inc. *	22,600	455,390
Zoran Corp. *	100,300	1,612,824

		10,659,891

Software — 1.0%
MicroStrategy, Inc. (Class A Stock) *(a)	21,200	2,158,796

Technology - Computer Software — 0.3%
Ultimate Software Group, Inc. *	24,300	571,779

Telecommunications — 3.4%
Dobson Communications Corp. (Class A Stock) *	213,700	1,500,174
InterDigital Communications Corp. *	60,100	2,049,410
Polycom, Inc. *	87,500	2,146,375
Syniverse Holdings, Inc. *	60,800	912,000
Time Warner Telecom, Inc. (Class A Stock) *	36,500	693,865

		7,301,824

Transportation — 1.6%
ABX Air, Inc. *	131,700	740,154
HUB Group, Inc. (Class A Stock) *(a)	62,700	1,428,306
Old Dominion Freight Line, Inc. *(a)	39,900	1,198,197

		3,366,657

Total Long-Term Investments
(cost $203,394,101)		208,819,049

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

SHORT-TERM INVESTMENTS — 21.4%

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills (k)
4.97%	10/19/06	$720	$718,343

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 21.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $45,652,055; includes $43,593,753 of cash collateral for securities on loan) (b)(w)	45,652,055	45,652,055

Total Short-Term Investments (cost $46,370,365)		46,370,398

Total Investments — 117.8% (cost $249,764,466)		255,189,447
Liabilities in Excess of Other Assets(u) — (17.8)%		(38,481,048)

NET ASSETS — 100.0%		$216,708,399

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $41,782,086; cash collateral of $43,593,753 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(u)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized (Depreciation)

Long Positions:
21	Russell 2000	Dec 06	$7,706,150	$7,687,050	$(19,100)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 93.1%
COMMON STOCKS
Advertising — 1.8%
Clear Channel Outdoor Holdings, Inc. (Class A Stock) *	149,800	$3,055,920
Lamar Advertising Co. *	38,500	2,056,285
Monster Worldwide, Inc. *	54,460	1,970,907
Valueclick, Inc. *	224,240	4,157,410

		11,240,522

Aerospace — 2.6%
Cae, Inc.	35,900	307,304
DRS Technologies, Inc. *(a)	112,811	4,926,456
Innovative Solutions and Support, Inc. *(a)	620,000	9,008,600
K&F Industries Holdings, Inc. *	16,400	307,992
Transdigm Group, Inc. *	74,300	1,814,406

		16,364,758

Apparel & Textile — 0.3%
Volcom, Inc. *(a)	93,900	2,116,506

Automobile Manufacturers — 0.6%
Copart, Inc. *	78,700	2,218,553
Piaggio & Co., SpA., 144A (Italy)*(g)	434,200	1,613,226

		3,831,779

Automotive Parts — 1.6%
Advance Auto Parts, Inc. *	188,200	6,199,308
Commercial Vehicle Group, Inc. *	159,100	3,064,266
Monro Muffler Brake, Inc. *	20,477	696,423

		9,959,997

Biotechnology — 1.4%
American Oriental Bioengineering, Inc. *(a)	280,000	1,702,400
Digene Corp. *	40,300	1,738,945
Kosan Biosciences, Inc. *	509,200	2,459,436
Qaigen NV (Germany)*	105,400	1,650,613
Sonus Pharmaceuticals, Inc. *	203,200	953,008
Speedel Holding AG (Switzerland)*	4,200	323,553

		8,827,955

Building & Construction — 0.7%
Consorcio ARA SA (Mexico)	280,600	1,377,988
Winnebago Industries, Inc. (a)	103,200	3,238,416

		4,616,404

Building Materials — 0.9%
Cemex SA de CV, ADR (Mexico)*	91,858	2,763,089
Simpson Manufacturing Co., Inc. (a)	118,320	3,198,189

		5,961,278

Business Services — 3.6%
Arbitron, Inc.	45,900	1,698,759
CoStar Group, Inc. *(a)	69,757	2,882,359
Ctrip.com International Ltd., ADR (China)*	44,900	2,018,255
Great Wall Acquistion Corp. *	245,400	1,342,338
Infocrossing, Inc. *(a)	223,700	2,999,817
Iron Mountain, Inc. *	18,500	794,390
Kenexa Corp. *	169,300	4,269,746
NuCo2, Inc. *	200,000	5,380,000
Onvia, Inc. *(a)	331,800	1,708,770

		23,094,434

Cable Television — 4.0%
Central European Media Enterprises Ltd. (Class A Stock) *(a)	343,188	23,010,755
Lodgenet Entertainment Corp. *	123,471	2,331,133

		25,341,888

Chemicals — 0.3%
Cabot Microelectronics Corp. *(a)	65,770	1,895,492

Clothing & Apparel — 0.7%
Carter’s, Inc. *(a)	120,400	3,177,356
Celebrate Express, Inc. *(a)	109,600	1,397,400

		4,574,756

Commercial Services — 1.0%
Dyncorp International, Inc., (Class S Stock) *(a)	71,000	893,890
PFSweb, Inc. *	116,123	81,286
Service Master, Co., (The)	150,500	1,687,105
TNS, Inc. *	46,000	692,760
Websidestory, Inc. *(a)	214,200	2,829,582

		6,184,623

Computer Hardware — 1.1%
Commvault Systems, Inc. *(a)	114,800	2,066,400
Komag, Inc. *(a)	143,400	4,583,064
Mobility Electronics, Inc. *(a)	126,900	705,564

		7,355,028

Computer Services & Software — 5.9%
Business Objects SA, ADR *(a) (France)	121,280	4,134,435
Cognos, Inc. (Canada)*	59,778	2,181,897
FileNet Corp. *	72,856	2,537,575
Fundtech Ltd. *	178,100	1,756,066
Hyperion Solutions Corp. *	210,550	7,259,764
IHS, Inc., (Class A Stock) *	60,000	1,924,800
Magma Design Automation, Inc. *	195,540	1,779,414
Motive, Inc. *	122,900	283,899
NAVTEQ Corp. *	51,000	1,331,610
Omniture, Inc. *(a)	495,300	3,907,917
Parametric Technology Corp. *	216,700	3,783,582
Pervasive Software, Inc. *	186,744	717,097
Quest Software, Inc. *	126,900	1,812,132
SupportSoft, Inc. *	84,200	367,954
Systems Xcellence, Inc. *	78,100	1,283,183
Taleo Corp. (Class A Stock) *	105,600	1,068,672

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
TIBCO Software, Inc. *	200,600	$1,801,388

		37,931,385

Computer Networking
Xyratex Ltd. *	8,400	160,104

Construction — 0.6%
Meritage Homes Corp. *(a)	99,600	4,144,356

Consulting Services — 0.5%
ICF International, Inc. *	279,100	3,530,615

Consumer Products & Services — 0.2%
Aaron Rents, Inc.	63,900	1,468,422

Cosmetics & Toiletries — 0.3%
Bare Essentials, Inc. *	70,600	1,916,790

Diversified Financial Services — 0.1%
NETELLER PLC (United Kingdom)*	82,400	547,698

Diversified Operations — 0.9%
Charles & Colvard Ltd. (a)	201,400	2,291,932
Nighthawk Radiology Holdings, Inc. *(a)	29,400	562,422
RHJ International (Belgium)*	151,200	2,828,014

		5,682,368

Drugs & Medicine — 0.9%
OSI Pharmaceuticals, Inc. *(a)	161,000	6,042,330

Education — 0.3%
Educate, Inc. *(a)	144,000	1,150,560
New Oriental Education & Technology Group, Inc. *	19,100	463,175

		1,613,735

Electronic Components & Equipment — 1.6%
Advanced Analogic Technologies, Inc. *	9,100	49,959
Agere Systems, Inc. *	6,600	98,538
Lecroy Corp. *	125,800	1,733,524
PowerDsine Ltd. (Israel)*	241,500	2,296,665
Sonic Solutions, Inc. *	100,000	1,524,000
Spire Corp. *	369,756	2,595,687
Vicor Corp.	156,156	1,802,040

		10,100,413

Entertainment & Leisure — 0.9%
Digital Music Group, Inc. *	84,649	531,596
Dolby Laboratories, Inc. (Class A Stock) *	89,800	1,782,530
Life Time Fitness, Inc. *(a)	75,100	3,476,379

		5,790,505

Equipment Services — 0.3%
Global Imaging Systems, Inc. *	87,000	1,920,090

Financial - Bank & Trust — 1.3%
Cowen Group, Inc. *	115,400	1,824,474
IPC Holdings Ltd.	113,200	3,443,544
Kanbay International, Inc. *	151,400	3,112,784
Penson Worldwide, Inc. *	12,000	215,400

		8,596,202

Financial - Consumer — 0.4%
KKR Private Equity Investment, 144A (Netherlands)(g)	117,300	2,492,625

Financial Services — 2.3%
Advance America Cash Advance Centers, Inc.	220,000	3,172,400
Affiliated Managers Group, Inc. *(a)	17,287	1,730,602
Euronet Worldwide, Inc. *(a)	110,600	2,715,230
optionsXpress Holdings, Inc. *	114,900	3,203,412
QC Holdings, Inc. *(a)	262,503	3,131,661
SFGC Co. Ltd. (Japan)	5,000	948,571

		14,901,876

Food — 0.8%
Chipotle Mexican Grill, Inc. *(a)	23,700	1,177,179
Lance, Inc.	169,200	3,725,784

		4,902,963

Healthcare - Medical Providers — 0.4%
Psychiatric Solutions, Inc. *	67,600	2,304,484

Healthcare - Medical Products — 0.3%
Thermogenesis Corp. *(a)	433,700	1,678,419

Healthcare Services — 1.1%
Adeza Biomedical Corp. *	16,700	274,047
Medarex, Inc. *	323,100	3,470,094
Northfield Laboratories, Inc. *(a)	39,800	571,528
Threshold Pharmaceuticals, Inc. *(a)	114,100	293,237
United Surgical Partners International, Inc. *	61,265	1,521,210
Visicu, Inc. *(a)	51,300	460,161
WebMD Health Corp. (Class A Stock) *(a)	5,300	182,002

		6,772,279

Hotels & Motels — 0.4%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	66,393	2,481,770

Industrial Products — 0.3%
Basin Water, Inc. *(a)	60,100	492,219
Interline Brands, Inc. *	30,200	745,336
Roper Industries, Inc.	22,600	1,011,124

		2,248,679

Insurance — 2.4%
Alleghany Corp. *(a)	11,100	3,208,011
Endurance Specialty Holdings Ltd. (Bermuda)	18,400	648,784
Mercury General Corp.	10,500	520,905
Montpelier Re Holdings Ltd.	143,000	2,772,770
Philadelphia Consolidated Holding Corp. *	65,472	2,604,476
Willis Group Holdings Ltd. (United Kingdom)	150,300	5,711,400

		15,466,346

Internet Services — 3.7%
A.D.A.M., Inc. *	146,300	1,022,637

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Internet Services (cont’d.)
Access Integrated Technology, Inc. (Class A Stock) *(a)	132,300	$1,252,881
Blackboard, Inc. *(a)	58,700	1,555,550
eBay, Inc. *	22,700	643,772
eCollege.com, Inc. *(a)	164,466	2,629,811
Gmarket, Inc. *(a)	29,000	421,950
Jupitermedia Corp. *(a)	855,800	7,411,228
Move, Inc. *(a)	393,100	1,930,121
NIC, Inc. *	172,892	890,394
Online Resources Corp. (Germany)*	285,659	3,499,323
Online Resources Corp., 144A (Germany)*(g)	61,000	747,250
S1 Corp. *	124,900	575,789
Shutterfly, Inc. *	2,900	45,095
Sohu.com, Inc. *	37,700	830,154

		23,455,955

Machinery & Equipment
Chart Industries, Inc. *	5,608	69,034
Techtronic Industries Co. Ltd. (Hong Kong)	107,500	158,684

		227,718

Medical Supplies & Equipment — 5.5%
Align Technology, Inc. *	16,200	184,356
ArthroCare Corp. *(a)	30,800	1,443,288
Ciphergen Biosystems, Inc. *	654,300	870,219
Conceptus, Inc. *	800	14,152
Cytyc Corp. *	112,648	2,757,623
Endo Pharmaceuticals Holdings, Inc. *	206,300	6,715,065
Endologix, Inc. *	206,900	829,669
Illumina, Inc. *	90,600	2,993,424
Incyte Genomics, Inc. *	555,400	2,349,342
Kyphon, Inc. *(a)	106,274	3,976,773
Labopharm, Inc. *(a)	174,800	991,116
Neurometrix, Inc. *	3,400	64,634
NxStage Medical, Inc. *(a)	117,900	1,033,983
Orthofix International NV *	191,934	8,727,239
Zoll Medical Corp. *	56,700	2,034,963

		34,985,846

Metals & Mining — 0.4%
Schnitzer Steel Industries, Inc. (Class A Stock)	82,200	2,592,588

Oil & Gas — 0.4%
Complete Production Services, Inc. *	26,500	523,110
Encore Acquisition Co. *(a)	23,300	567,122
Horizon Offshore, Inc. *	5,800	99,180
McMoRan Exploration Co. *(a)	37,800	670,572
Syntroleum Corp. *(a)	187,500	898,125

		2,758,109

Paper & Forest Products — 0.3%
Nine Dragons Paper Holdings Ltd. (Hong Kong)*	1,428,100	1,614,957

Pharmaceuticals — 11.4%
Acadia Pharmaceuticals, Inc. *	68,600	592,704
Acusphere, Inc. *(a)	504,400	1,820,884
Adaltis, Inc., 144A (Canada)*(g)	224,200	467,355
Allergan, Inc. (a)	12	1,351
Alnylam Pharmaceuticals, Inc. *(a)	155,200	2,236,432
Altus Pharmaceuticals, Inc. *(a)	83,700	1,336,689
Auxilium Pharmaceuticals, Inc. *(a)	283,100	2,864,972
Avigen, Inc. *	34,000	175,780
Bioenvision, Inc. *(a)	444,500	2,449,195
Cubist Pharmaceuticals, Inc. *(a)	272,500	5,924,150
CV Therapeutics, Inc. *(a)	141,400	1,575,196
Dynavax Technologies Corp. *(a)	569,500	2,454,545
Encysive Pharmaceuticals, Inc. *(a)	113,000	485,900
Human Genome Sciences, Inc. *(a)	213,300	2,461,482
ICOS Corp. *	46,800	1,172,808
Jerini AG (Germany)*	72,700	355,844
Kos Pharmaceuticals, Inc. *	60,500	2,989,910
Medicines Co. *(a)	222,300	5,015,088
Medicure, Inc. *	361,300	568,900
Momenta Pharmaceuticals, Inc. *(a)	89,200	1,205,984
Nektar Therapeutics *(a)	155,600	2,242,196
Neurochem, Inc. (Canada) *(a)	259,500	4,808,535
Neurocrine Biosciences, Inc. *(a)	182,000	1,956,500
Penwest Pharmaceuticals Co. *(a)	213,700	3,558,105
Point Therapeutics, Inc. *	1,189,700	1,784,550
Progenics Pharmaceuticals, Inc. *(a)	138,400	3,246,864
Regeneron Pharmaceuticals, Inc. *	107,400	1,685,106
Sepracor, Inc. *(a)	74,200	3,594,248
Somaxon Pharmaceuticals, Inc. *(a)	172,300	2,121,013
Spectrum Pharmaceuticals, Inc. *(a)	323,300	1,694,092
Valera Pharmaceuticals, Inc. *	119,249	764,386
Vical, Inc. *	332,800	1,680,640
Warner Chilcott Ltd. (Class A Stock) *(a)	536,000	7,128,800
YM Biosciences, Inc. (Canada)*	121,900	405,697

		72,825,901

Printing & Publishing — 0.5%
Wiley, (John) & Sons, Inc.	89,800	3,233,698

Real Estate Investment Trust — 0.3%
First Potomac Realty Trust	68,700	2,076,114

Restaurants — 1.4%
Applebee’s International, Inc.	47,700	1,026,027
Buffalo Wild Wings, Inc. *(a)	107,100	4,096,575
Texas Roadhouse, Inc. (Class A Stock) *(a)	243,400	2,988,952

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Restaurants (cont’d.)
Wetherspoon, (J.D.) PLC (United Kingdom)	64,816	$619,835

		8,731,389

Retail & Merchandising — 3.8%
Cabela’s, Inc. (Class A Stock) *(a)	41,100	893,103
Citi Trends, Inc. *(a)	108,200	3,733,982
Cost Plus, Inc. *(a)	64,600	773,262
Dick’s Sporting Goods, Inc. *(a)	302,954	13,790,466
DSW, Inc. *(a)	26,200	825,300
Golfsmith International Holdings, Inc. *	63,200	486,640
Houston Wire & Cable Co. *(a)	13,900	261,320
PC Mall, Inc. *	96,200	691,678
Rubio’s Restaurants, Inc. *	95,400	842,382
Submarino SA, GDR 144A (Brazil)*(g)	51,500	2,006,862

		24,304,995

Semiconductors — 8.8%
Actions Semiconductor Co. Ltd. ADR (China)*	79,700	677,450
Anadigics, Inc. *(a)	381,900	2,734,404
ARM Holdings PLC, ADR (United Kingdom)(a)	130,829	858,238
Asyst Technologies, Inc. *	23,800	160,888
Bookham, Inc. *(a)	226,800	730,296
Cirrus Logic, Inc. *	90,600	660,474
CSR PLC (United Kingdom)*	965,700	15,242,471
Eagle Test Systems, Inc. *	80,000	1,321,600
Emcore Corp. *(a)	151,400	896,288
Entegris, Inc. *(a)	177,500	1,936,525
Himax Technologies, Inc. *	178,500	1,019,235
MEMC Electronic Materials, Inc. *(a)	335,600	12,293,028
Microsemi Corp. *(a)	176,200	3,321,370
MKS Instruments, Inc. *	51,600	1,047,996
Nextest Systems Corp. *	9,700	127,652
ON Semiconductor Corp. *(a)	322,700	1,897,476
Saifun Semiconductors Ltd. (Israel)*(a)	80,000	2,311,200
Silicon Image, Inc. *(a)	173,400	2,205,648
Spansion, Inc. (Class A Stock) *(a)	222,300	3,705,741
Ultratech Stepper, Inc. *(a)	224,100	2,985,012

		56,132,992

Telecommunications — 1.6%
ADTRAN, Inc.	27,600	657,984
CPI International, Inc. *	88,800	1,169,496
Eschelon Telecom, Inc. *	43,000	730,570
Foundry Networks, Inc. *	38,464	505,801
Gilat Satellite Networks (Israel)	179,800	1,636,180
Ntelos Holdings Corp. *	57,906	739,460
Time Warner Telecom, Inc. (Class A Stock) *	266,700	5,069,967

		10,509,458

Telecommunications Equipment — 0.2%
Adva AG Optical Networking (European Currency Unit)*	190,200	1,444,691

Transportation — 11.9%
ABX Air, Inc. *	773,980	4,349,768
Con-Way, Inc.	123,700	5,544,234
Dynamex, Inc. *	132,500	2,749,375
EGL, Inc. *(a)	307,400	11,201,656
Expeditors International Washington, Inc.	115,792	5,162,007
Forward Air Corp.	301,350	9,971,671
Kuehne & Nagel International AG (Switzerland)*	48,750	3,372,286
Landstar System, Inc. *	264,400	11,289,880
Quality Distribution, Inc. *	416,500	6,130,880
Ryder System, Inc.	239,700	12,387,696
Sinotrans Ltd. (Hong Kong)	7,786,500	2,668,578
TNT NV (Netherlands)	38,200	1,448,830

		76,276,861

Utilities — 0.1%
Consolidated Water Co. Ltd.	27,200	668,304

Total Long-Term Investments (cost $543,064,918)		595,899,450

SHORT-TERM INVESTMENTS — 34.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 29.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $185,537,347; includes $185,536,772 of cash collateral for securities on loan) (b)(w)	185,537,347	185,537,347

Interest Rate	Maturity Date	Principal Amount (000)#

REPURCHASE AGREEMENTS — 5.1%
Greenwich Capital Markets, Inc.,
dated 9/29/06, maturing 10/02/06, repurchase price $32,537,552 (collateralized by U.S. Treasury Note 12.00%, par value $28,954,000, market value $33,567,757) (cost $32,524,000)
5.00%	10/02/06	$32,524	32,524,000

Total Short-Term Investments (cost $218,061,347)			218,061,347

Total Investments(o) — 127.2% (cost $761,126,265)			813,960,797
Liabilities in Excess of Other Assets — (27.2)%			(173,886,593)

NET ASSETS — 100.0%			$640,074,204

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

GDR	Global Depositary Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $174,227,803; cash collateral of $185,536,772 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of September 30, 2006, 1 securities representing $2,595,687 and 0.03% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Banks — 0.1%
City National Corp.	4,714	$316,121

Basic Materials - Chemical — 2.2%
Albemarle Corp.	29,556	1,605,777
American Vanguard Corp.	13,164	184,296
Carlisle Cos., Inc.	4,180	351,538
Minerals Technologies, Inc.	35,780	1,910,652
NuCo2, Inc. *	18,526	498,349
Penford Corp.	25,111	380,181

		4,930,793

Basic Materials - Forest — 1.2%
Caraustar Industries, Inc. *(a)	171,433	1,366,321
Packaging Corp. of America	18,417	427,274
Universal Forest Products, Inc.	19,402	951,668

		2,745,263

Basic Materials - Mining — 2.1%
Commercial Metals Co.	71,381	1,451,176
Mueller Industries, Inc.	41,108	1,445,768
Oregon Steel Mills, Inc. *	38,697	1,891,122

		4,788,066

Building Materials — 0.1%
Builders FirstSource, Inc. *	11,937	181,801

Business Services — 0.5%
BISYS Group, Inc. (The) *(a)	42,305	459,433
Unifirst Corp.	24,297	759,038

		1,218,471

Chemicals — 0.7%
KMG Chemicals, Inc.	28,339	237,481
UAP Holding Corp.	62,358	1,332,590

		1,570,071

Commercial Banks — 0.4%
Midwest Banc Holdings, Inc. (a)	34,985	854,334

Commercial Services — 0.4%
Providence Service Corp. *(a)	34,247	944,875

Computer Hardware — 0.4%
Commvault Systems Incorporated *(a)	4,995	89,910
Seagate Technology *	23,428	540,952
Zebra Technologies Corp. (Class A Stock) *	6,398	228,665

		859,527

Computer Services & Software — 2.0%
Filenet Corp. *	26,338	917,353
Intergraph Corp. *	18,549	795,381
Kanbay International, Inc. *	25,581	525,945
Micros Systems, Inc. *	3,653	178,705
Parametric Technology Corp. *	87,608	1,529,636
Transaction Systems Architects, Inc. (Class A Stock) *	8,986	308,399
Unisys Corp. *	32,246	182,512

		4,437,931

Construction — 0.5%
Hovnanian Enterprises, Inc. (Class A Stock) *	17,971	527,269
The Ryland Group, Inc. (a)	12,240	528,891

		1,056,160

Consumer Cyclicals - Construction — 1.2%
Beazer Homes USA, Inc.	15,412	601,685
Comfort Systems USA, Inc. *	69,729	799,094
Lennar Corp. (Class A Stock)	13,036	589,879
Modtech Holdings, Inc. *(a)	52,881	294,019
Texas Industries, Inc.	1,887	98,237
Trex Co., Inc. *(a)	4,183	101,061
WCI Communities, Inc. *(a)	9,889	172,464

		2,656,439

Consumer Cyclicals - Consumer Durables — 0.7%
Select Comfort Corp. *(a)	69,276	1,515,759

Consumer Cyclicals - Leisure & Entertainment — 1.4%
Fossil, Inc. *(a)	60,010	1,292,615
Harrah’s Entertainment, Inc.	13,750	913,413
K2, Inc. *	74,693	876,149

		3,082,177

Consumer Cyclicals - Motor Vehicle — 2.7%
Autoliv, Inc.	4,995	275,274
Commercial Vehicle Group, Inc. *	52,449	1,010,168
LoJack Corp. *	28,108	550,636
Tenneco Automotive, Inc. *	63,160	1,477,312
Wabash National Corp.	204,622	2,801,275

		6,114,665

Consumer Cyclicals - Retail Apparel — 3.4%
Aaron Rents, Inc.	81,826	1,880,362
Big Lots, Inc. *(a)	69,180	1,370,456
Gymboree Corp. *(a)	27,396	1,155,563
J. C. Penney Co., Inc.	15,855	1,084,323
K-Swiss, Inc. (Class A Stock)	24,155	726,099
Kellwood Co. (a)	8,301	239,318
Ross Stores, Inc.	7,746	196,826
Sharper Image Corp. *(a)	7,865	81,010
Tuesday Morning Corp. *	37,315	517,932
Zale Corp. *	18,343	508,835

		7,760,724

Consumer Products & Services — 0.3%
Prestige Brands Holdings, Inc. *	61,460	684,664

Consumer Staples - Food & Beverage — 0.2%
Pepsi Bottling Group, Inc.	3,749	133,089
Smithfield Foods, Inc. *	15,388	415,784

		548,873

Consumer Staples - Home Products — 1.7%
Clorox Co.	8,897	560,511
Elizabeth Arden, Inc. *	49,858	805,705
Newell Rubbermaid, Inc. (a)	27,145	768,747
Playtex Products, Inc. *	121,928	1,633,835

		3,768,798

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Consumer Staples - Restaurants — 0.4%
California Pizza Kitchen, Inc. *	29,626	$886,706

Consumer Staples - Tobacco
Reynolds America, Inc.	1,789	110,864

Education — 0.1%
Blackboard, Inc. *	9,494	251,591
New Oriental Education & Technology Group, Inc. ADR (Cayman Islands)*	983	23,838

		275,429

Electrical Utilities — 0.5%
Cleco Corp. *	41,362	1,043,977

Electronic Components & Equipment — 1.2%
Arrow Electronics, Inc. *	9,330	255,922
Avnet, Inc. *	9,700	190,314
Belden CTD, Inc.	29,173	1,115,284
Electron For Imaging, Inc. *	20,912	478,467
Hypercom Corp. *	68,321	463,216
National Semiconductor Corp.	2,900	68,237
The Empire District Electric Co. (a)	2,325	52,033

		2,623,473

Energy - Diversified Energy — 0.4%
CMS Energy Corp. *	9,035	130,466
Williams Cos., Inc.	33,774	806,185

		936,651

Energy - Energy Resources — 2.3%
EOG Resources, Inc.	14,196	923,450
Parallel Petroleum Corp. *	57,193	1,147,291
Range Resources Corp.	126,057	3,181,679

		5,252,420

Energy - Oil Services — 1.4%
BJ Services Co.	22,681	683,379
Hydril Co. *	9,542	534,925
Oil States International, Inc. *(a)	48,955	1,346,262
W-H Energy Services, Inc. *	12,118	502,533

		3,067,099

Entertainment & Leisure — 0.6%
Boyd Gaming Corp.	24,987	960,500
Isle of Capri Casinos, Inc. *	15,186	319,817

		1,280,317

Environmental Services — 0.2%
Allied Waste Industries, Inc. *	40,235	453,448

Equipment Services — 0.5%
Watsco, Inc.	22,311	1,026,529

Farming & Agriculture — 0.3%
Delta & Pine Land Co.	4,549	184,235
Sanderson Farms, Inc. (a)	13,181	426,537

		610,772

Financial - Bank & Trust — 11.1%
Alabama National Bancorp	22,876	1,561,287
Alliance Bankshares Corp. *	20,446	343,493
Bancorp Bank (The) *	58,808	1,499,016
Berkshire Hills Bancorp, Inc.	19,845	706,284
Brookline Bancorp, Inc.	57,731	793,801
Cardinal Financial Corp. *	61,487	673,897
Central Pacific Financial Corp. *	31,564	1,154,611
Citizens Banking Corp. (a)	57,727	1,515,911
Columbia Banking System, Inc.	3,736	119,589
Commerce Bancshares, Inc.	3,281	165,920
F.N.B. Corp. (a)	26,419	440,141
First Niagara Financial Group, Inc.	114,591	1,670,737
Glacier Bancorp, Inc.	14,301	488,665
Hudson City Bancorp, Inc.	31,154	412,790
IBERIABANK Corp.	26,143	1,594,723
KeyCorp	22,406	838,881
M&T Bank Corp.	3,578	429,217
MB Financial, Inc.	2,064	76,102
Millennium Bankshares Corp. *	41,433	362,539
Northern Trust Corp.	8,813	514,944
PFF Bancorp, Inc.	72,395	2,681,511
Placer Sierra Bancshares	40,196	892,753
Prosperity Bancshares, Inc.	20,650	702,926
Signature Bank *	54,000	1,670,220
Southcoast Financial Corp. *	15,394	327,122
Sterling Bancorp	16,577	325,904
Summit State Bank	12,116	156,902
Technology Investment Capital Corp.	49,137	718,874
Texas United Bancshares, Inc.	16,410	541,366
United Community Banks, Inc.	34,620	1,040,331
Zions Bancorp	8,233	657,076

		25,077,533

Financial - Brokerage — 0.6%
Bear Stearns Cos., Inc.	4,918	689,012
Knight Trading Group, Inc. (Class A Stock) *	31,417	571,789

		1,260,801

Financial - Securities/Asset Management — 0.4%
Affiliated Managers Group, Inc. *(a)	9,689	969,966

Financial - Thrifts — 1.1%
BankUnited Financial Corp., (Class A Stock) *	16,661	434,352
Fidelity Bankshares, Inc.	37,738	1,472,159
Irwin Financial Corp. (a)	28,396	555,426

		2,461,937

Financial Services — 3.7%
Accredited Home Lenders Holding Co. *(a)	65,952	2,370,315
American Capital Strategies Ltd. (a)	5,199	205,204
Apollo Investment Corp.	83,667	1,716,010
CIT Group, Inc.	15,265	742,337
E*trade Group Corp. *	4,989	119,337
Eaton Vance Corp.	12,035	347,330
Efunds Corp. *	52,693	1,274,117
Financial Federal Corp. (a)	48,551	1,301,167

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
First Financial Bankshare	893	$34,068
Nexity Financial Corp. *	19,731	218,225

		8,328,110

Food — 0.2%
Safeway, Inc. *	13,131	398,526

Health Care - Drugs — 0.9%
Charles River Laboratories International, Inc. *(a)	16,061	697,208
Medarex, Inc. *	90,180	968,533
Salix Pharmaceuticals Ltd. *	34,394	466,383

		2,132,124

Healthcare - Biotechnology — 0.2%
MedImmune, Inc. *(a)	14,781	431,753

Healthcare Services — 0.7%
Amedisys, Inc. *(a)	19,640	779,119
Apria Healthcare Group, Inc. *	12,741	251,507
Coventry Health Care, Inc. *	7,524	387,636
Lhc Group, Inc. *	4,502	100,485

		1,518,747

Industrials - Components — 0.4%
American Standard Cos., Inc.	8,317	349,064
Applied Industrial Technologies, Inc.	20,525	500,798

		849,862

Industrials - Defense/Aerospace — 0.9%
Alliant Techsystems, Inc. *(a)	5,135	416,243
Ducommun, Inc. *	22,757	424,646
EDO Corp.	32,207	736,896
Rockwell Collins, Inc.	8,170	448,043

		2,025,828

Industrials - Diversified — 0.7%
GrafTech International Ltd. *	226,603	1,323,361
Lydall, Inc. *	40,442	359,934

		1,683,295

Industrials - Electrical Equipment — 2.2%
Amphenol Corp.	11,575	716,840
Anixter International, Inc. (a)	31,407	1,773,553
Baldor Electric Co.	17,641	543,872
Cooper Industries Ltd. (Class A Stock)	6,374	543,192
CyberOptics Corp. *	21,827	288,116
Franklin Electric Co., Inc.	19,011	1,010,245

		4,875,818

Industrials - Machinery — 0.4%
MTS Systems Corp.	13,374	432,515
Tennant Co.	18,704	455,256

		887,771

Insurance — 1.0%
American Equity Investment Life Holding Co.	63,726	781,918
Assurant, Inc. (a)	5,120	273,459
Lincoln National Corp.	5,877	364,844
Republic Cos Group, Inc.	41,830	832,417

		2,252,638

Insurance - Health Insurance — 0.2%
Health Net, Inc. *	9,792	426,148

Insurance - Life Insurance — 0.5%
StanCorp Financial Group, Inc.	20,357	908,533
Torchmark Corp.	4,037	254,775

		1,163,308

Insurance - Property Insurance — 4.2%
AMBAC Financial Group, Inc.	13,196	1,091,969
Aspen Insurance Holdings, Ltd. (Bermuda) *	26,111	674,447
Donegal Group, Inc.	26,029	526,306
Everest Reinsurance Group Ltd. (Bermuda) (a)	6,180	602,736
National Atlantic Holdings Corp. *	30,872	353,484
Navigators Group, Inc. *	17,503	840,319
NYMAGIC, Inc.	14,697	465,895
PartnerRe Ltd. (Bermuda) (a)	7,862	531,235
PMI Group, Inc. (The)	7,280	318,937
ProAssurance Corp. *	31,362	1,545,519
Procentury Corp.	58,861	882,915
RenaissanceRe Holdings Ltd.	4,108	228,405
RLI Corp.	27,459	1,394,643

		9,456,810

Machinery & Equipment — 0.3%
Intermec, Inc. *	27,690	729,908

Medical Supplies & Equipment — 1.9%
Ameican Medical Systems Holdings, Inc. *	44,033	811,528
Cardiac Science Corp *	95,227	704,680
Perkinelmer, Inc.	83,751	1,585,406
Symmetry Medical, Inc. *	80,218	1,210,490

		4,312,104

Metals & Mining — 0.4%
RBC Bearings, Inc. *	35,549	858,508

Office/Industrial — 0.2%
Liberty Property Trust	9,296	444,256

Oil & Gas — 1.3%
Delta Petroleum Corp. *(a)	43,559	980,949
Geomet, Inc. *	44,912	422,173
Vectren Corp.	2,216	59,499
Williams Partners, LP (a)	38,669	1,395,564

		2,858,185

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	12,441	329,811

Petroleum Exploration & Production — 0.4%
Ultra Petroleum Corp. *	18,113	871,416

Pharmaceuticals — 0.2%
IMS Health, Inc. (a)	21,079	561,545

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Railroads — 0.3%
Norfolk Southern Corp.	14,774	$650,795

Real Estate Investment Trust — 1.3%
Equity Office Properties Trust (a)	22,453	892,731
Glenborough Realty Trust, Inc.	23,886	614,587
Home Properties of New York, Inc.	5,474	312,894
National Retail Properties (a)	51,340	1,108,944

		2,929,156

Real Estate Investment Trust - Apartment — 0.9%
American Campus Communities, Inc. *	29,858	761,678
Apartment Investment & Management Co. (Class A Stock)	15,724	855,543
Equity Residential Properties Trust	7,302	369,335

		1,986,556

Real Estate Investment Trust - Hotels — 0.4%
LaSalle Hotel Properties	20,101	871,177

Real Estate Investment Trust - Mortgage — 0.6%
MFA Mortgage Investments, Inc.	168,589	1,255,988

Real Estate Investment Trust - Office Industrial — 2.0%
Brandywine Realty Trust (a)	54,347	1,768,995
Lexington Corp. Properties Trust (a)	47,769	1,011,748
Parkway Properties, Inc.	36,913	1,716,085

		4,496,828

Real Estate Investment Trust - Other REIT — 4.2%
Biomed Realty Trust, Inc.	30,674	930,649
Cogdell Spencer, Inc.	21,830	452,973
Digital Realty Trust, Inc.	28,799	901,985
Entertainment Properties Trust	23,740	1,170,857
HealthCare Realty Trust, Inc.	4,101	157,519
iStar Financial, Inc.	11,506	479,800
Omega Healthcare Investors, Inc.	88,948	1,335,110
RAIT Investment Trust	51,621	1,489,266
Spirit Finance Corp. *	97,738	1,134,738
U-Store-It Trust	44,129	947,008
Windrose Medical Properties Trust	25,893	457,788

		9,457,693

Real Estate Investment Trust - Retail — 0.7%
Acadia Realty Trust	30,032	765,816
Agree Realty Corp.	10,692	351,232
Developers Diversified Realty Corp.	9,085	506,580

		1,623,628

Restaurants — 1.7%
Applebee’s International, Inc. (a)	44,111	948,828
CEC Entertainment, Inc. *	44,399	1,399,012
Rare Hospitality International, Inc. *	29,779	910,046
Ruby Tuesday, Inc.	19,716	555,794

		3,813,680

Retail & Merchandising — 1.3%
Charming Shoppes, Inc. *	85,839	1,225,781
Christopher & Banks Corp.	11,769	346,950
Hot Topic, Inc. *	26,252	292,447
Steak n Shake Co. (The) *	34,064	575,341
SUPERVALU, Inc.	16,677	494,473

		2,934,992

Semiconductors — 2.0%
ATMI, Inc. *	30,403	883,815
Brooks Automation, Inc. *	82,316	1,074,224
Emulex Corp. *	82,712	1,502,877
Entegris, Inc. *(a)	74,945	817,650
Formfactor, Inc. *	7,006	295,163

		4,573,729

Services - Environmental — 0.8%
Republic Services, Inc.	9,770	392,852
Waste Connections, Inc. *	38,046	1,442,324

		1,835,176

Services - Industrial Services — 1.4%
Infrasource Services, Inc. *	46,215	811,073
ITT Educational Services, Inc. *	9,468	627,728
MAXIMUS, Inc.	8,299	216,604
Resources Connection, Inc. *	26,380	706,720
School Specialty, Inc. *	23,743	837,891

		3,200,016

Services - Media — 0.2%
Lamar Advertising Co. *	7,732	412,966

Services - Publishing — 0.1%
Dow Jones & Co., Inc. (a)	9,434	316,416

Services - Telephone — 0.3%
Alaska Communications Systems Group, Inc.	45,337	601,622

Software — 1.1%
JDA Software Group, Inc. *	70,963	1,094,249
Lawson Software, Inc. *	177,882	1,289,645

		2,383,894

Technology - Computer Hardware — 0.8%
Insight Enterprises, Inc. *	86,795	1,788,845

Technology - Computer Software — 0.4%
Activision, Inc. *	58,338	880,904

Technology - Information Services — 0.6%
BearingPoint, Inc. *(a)	60,225	473,369
MTC Technologies, Inc. *	32,926	791,541

		1,264,910

Technology - Semiconductors — 1.6%
Integrated Device Technology, Inc. *	85,931	1,380,052

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Technology - Semiconductors (cont’d.)
Tessera Technologies, Inc. *(a)	61,692	$2,145,648

		3,525,700

Telecommunications — 2.9%
Aeroflex, Inc. *	109,178	1,122,350
Andrew Corp. *	39,580	365,323
Dobson Communications Corp. (Class A Stock) *(a)	204,809	1,437,759
Embarq Corp.	8,121	392,813
Foundry Networks, Inc. *	43,632	573,761
Premiere Global Services, Inc. *	136,751	1,186,999
RCN Corp. *	49,405	1,398,161

		6,477,166

Transportation — 0.1%
Swift Transportation Co., Inc. *	10,007	237,366

Transportation - Airlines — 0.4%
AirTran Holdings, Inc. *(a)	94,342	935,873

Transportation - Truck Freight — 0.5%
Forward Air Corp.	16,562	548,037
Heartland Express, Inc.	42,753	670,367

		1,218,404

Utilities — 0.5%
Goodman Global, Inc. *	41,822	558,324
Northeast Utilities	9,063	210,896
Unisource Energy Corp.	12,217	407,192

		1,176,412

Utilities - Electrical Utilities — 4.7%
CH Energy Group, Inc. (a)	8,219	423,032
DPL, Inc.	22,172	601,305
Dynegy, Inc. (Class A Stock) *	35,010	193,955
Edison International *	21,779	906,878
El Paso Electric Co. *	117,437	2,623,543
Entergy Corp.	16,155	1,263,806
FirstEnergy Corp.	5,357	299,242
MGE Energy, Inc.	5,886	190,589
PG&E Corp.	21,256	885,312
PPL Corp.	26,568	874,087
Sierra Pacific Resources *	75,636	1,084,620
Westar Energy, Inc.	40,675	956,269
Wisconsin Energy Corp.	7,887	340,245

		10,642,883

Utilities - Gas Utilities — 1.7%
AGL Resources, Inc.	12,741	465,046
Northwest Natural Gas Co.	33,261	1,306,492
Piedmont Natural Gas Co., Inc. (a)	7,703	194,963
South Jersey Industries, Inc.	31,367	938,187
Southeastern Michigan Gas Enterprises, Inc. *	24,372	137,458
Southwest Gas Corp. *	22,649	754,665

		3,796,811

Total Long-Term Investments (cost $184,763,078)		220,059,491

SHORT-TERM INVESTMENT — 23.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $53,323,953; includes $48,141,084 of cash collateral for securities on loan) (b) (w)	53,323,953	$53,323,953

Total Investments — 121.5% (cost $238,087,031)		273,383,444
Liabilities in Excess of Other Assets — (21.5)%		(48,424,895)

NET ASSETS — 100.0%		$224,958,549

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $46,193,893; cash collateral of $48,141,084 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS
Aerospace — 1.9%
AAR Corp. *	15,100	$359,984
BE Aerospace, Inc. *	81,100	1,710,399
Curtiss-Wright Corp. (Class B Stock) (a)	124,100	3,766,435
DRS Technologies, Inc. *(a)	100,110	4,371,804
Esterline Technologies Corp.	30,500	1,029,680
Heico Corp. (Class A Stock) (a)	4,700	161,210
Heico Corp. (Class A Stock)	44,900	1,304,345
Kaman Corp. (Class A Stock)	51,400	925,714
Moog, Inc. (Class A Stock)	73,150	2,535,379
Orbital Sciences Corp. *	114,200	2,143,534
Teledyne Technologies, Inc. *	36,817	1,457,953
Triumph Group, Inc. *	15,900	673,365

		20,439,802

Airlines — 0.8%
AirTran Holdings, Inc. *(a)	117,600	1,166,592
Alaska Air Group, Inc.	35,900	1,365,636
Continental Airlines, Inc. (Class B Stock) *	37,000	1,047,470
ExpressJet Holdings, Inc. *	109,500	723,795
Mesa Air Group, Inc. *	69,100	536,216
Republic Airways Holdings	48,800	757,376
SkyWest, Inc.	108,900	2,670,228

		8,267,313

Apartment/Residential — 0.3%
Post Properties, Inc. (a)	56,400	2,680,128

Apparel & Textile — 0.1%
Maidenform Brands, Inc.	55,200	1,065,360

Apparel/Shoes — 0.4%
Finish Line, Inc. (Class A Stock)(The)	70,351	887,830
Phillips-Van Heusen	66,300	2,769,351

		3,657,181

Automotive Components — 0.2%
Sauer-Danfoss, Inc.	79,500	1,906,410

Automotive Parts — 1.4%
Aftermarket Technology Corp.	144,551	2,567,226
American Axle & Manufacturing Holdings, Inc. (a)	67,710	1,130,080
Asbury Automative Group, Inc.	103,100	2,123,860
Cooper Tire & Rubber Co. (a)	113,646	1,143,279
CSK Auto Corp. *	127,801	1,801,994
Group 1 Automotive, Inc.	28,700	1,432,130
Keystone Automotive Industries, Inc. *	12,500	475,250
Modine Manufacturing Co.	38,800	944,004
Sonic Automotive, Inc.	20,600	475,654
Tenneco Automotive, Inc. *	80,100	1,873,539
Visteon Corp.	51,800	422,170

		14,389,186

Banking
Horizon Financial Corp.	9,100	271,726

Basic Materials - Chemical — 0.3%
Agrium, Inc. (Canada)	124,100	3,349,459

Basic Materials - Mining — 0.1%
Maverick Tube Corp. *	17,300	1,121,559

Biotechnology
Biosite, Inc.	9,400	434,562
Martek Biosciences Corp. *	1,800	38,718

		473,280

Broadcasting — 0.4%
Belo Corp. (Class A Stock)	71,051	1,123,316
Cox Radio, Inc. (Class A Stock) *	82,700	1,269,445
Lin TV Corp. (Class A Stock) *	9,600	74,688
Radio One, Inc. (Class D Stock) *	188,200	1,176,250
Sinclair Broadcast Group, Inc. (Class A Stock)	10,300	80,855
Westwood One, Inc. *	69,900	494,892

		4,219,446

Building & Construction — 0.4%
Foster Wheeler Corp. *	104,300	4,024,937

Building Materials — 0.8%
Ameron International Corp.	12,500	830,500
Apogee Enterprises, Inc.	108,581	1,651,517
Builders FirstSource, Inc. *	13,500	205,605
Chaparral Steel Co.	46,200	1,573,572
Eagle Materials, Inc.	41,000	1,380,880
Genlyte Group, Inc.	11,100	790,320
NCI Building Systems, Inc.	27,600	1,605,492
Patrick Industries, Inc. *	50,159	623,978

		8,661,864

Business Services — 1.6%
BearingPoint, Inc. *(a)	232,500	1,827,450
Clark, Inc.	13,600	153,272
CRA International, Inc. *	7,300	347,918
Harland, (John H.) Co. (a)	52,100	1,899,045
infoUSA, Inc.	9,100	75,530
Kforce, Inc.	40,500	483,165
Marlin Business Services Corp.	21,800	455,620
MAXIMUS, Inc.	6,100	159,210
Molecular Devices Corp.	8,800	162,712
School Specialty, Inc. *	66,816	2,357,936
Spherion Corp. *	86,900	621,335
TeleTech Holdings, Inc. *	67,700	1,058,151
Viad Corp.	35,500	1,257,055
Watson Wyatt & Co. Holdings	136,740	5,595,401

		16,453,800

Cable Television — 0.2%
Charter Communications, Inc. (Class A Stock) *(a)	564,900	858,648

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Cable Television (cont’d.)
Lodgenet Entertainment Corp. *	67,800	$1,280,064

		2,138,712

Capital Markets — 0.1%
Investors Financial Services Corp.	15,300	659,124

Chemicals — 2.0%
Arch Chemicals, Inc.	63,470	1,805,721
Ferro Corp.	61,551	1,094,377
FMC Corp.	53,291	3,414,354
Fuller, (H.B.) Co.	98,800	2,315,872
Georgia Gulf Corp.	5,500	150,810
Grace, (W.R.) & Co. *(a)	51,000	676,260
Hercules, Inc. *	121,700	1,919,209
Minerals Technologies, Inc.	11,800	630,120
NewMarket Corp. *	10,900	633,944
O.M. Group, Inc. *	18,500	812,890
Olin Corp.	107,007	1,643,628
PolyOne Corp. *	143,900	1,198,687
Rockwood Holdings, Inc. *	40,100	801,198
Sensient Technologies Corp.	73,700	1,442,309
Spartech Corp.	50,500	1,351,885
UAP Holding Corp.	38,700	827,019
USEC, Inc.	88,600	854,104

		21,572,387

Clothing & Apparel — 0.5%
Brown Shoe Co., Inc.	68,150	2,442,496
Deckers Outdoor Corp.	8,400	397,488
Kenneth Cole Productions, Inc. (Class A Stock)	20,100	489,837
Quiksilver, Inc. *	56,800	690,120
Skechers USA, Inc. (Class A Stock) *	47,900	1,126,129

		5,146,070

Commercial Banks — 1.1%
Banctrust Financial Group, Inc.	43,572	1,215,223
Cascade Financial Corp	46,883	768,412
City National Corp.	10,000	670,600
First Security Group, Inc.	85,450	984,384
First State Bancorporation	47,900	1,243,963
Midwest Banc Holdings, Inc. (a)	50,900	1,242,978
Tompkins Trustco, Inc.	8,520	387,234
UCBH Holdings, Inc.	269,500	4,705,470

		11,218,264

Commercial Services — 0.5%
AMN Healthcare Services, Inc.	2,600	61,750
Arbitron, Inc.	5,800	214,658
HMS Holdings Corp.	276,300	3,486,906
NCO Group, Inc.	11,900	312,018
StarTek, Inc.	9,800	122,206
Vertrue, Inc. *	31,700	1,246,444

		5,443,982

Commercial Services & Supplies — 0.1%
Korn/Ferry International *	12,400	259,656
Labor Ready, Inc. *	65,700	1,046,601

		1,306,257

Communications Equipment — 0.5%
Black Box Corp.	147,281	5,732,177

Computer Hardware — 0.5%
Gateway, Inc. *	79,600	150,444
Hutchinson Technology, Inc. *(a)	29,100	611,973
Imation Corp.	35,500	1,425,325
Insight Enterprises, Inc. *	21,600	445,176
Komag, Inc. *(a)	20,300	648,788
Palm, Inc. (a)	83,900	1,221,584
Quantum Corp.	351,600	766,488

		5,269,778

Computer Services & Software — 2.9%
Agilysys, Inc.	60,600	850,824
Altiris, Inc. *	23,000	485,070
Aspen Technology, Inc. *	46,100	503,412
BISYS Group, Inc. (The) *(a)	244,517	2,655,455
Brocade Communications Systems, Inc. *(a)	241,700	1,706,402
Ciber, Inc. *	70,300	466,089
Covansys Corp. *	40,400	692,456
Gartner, Inc. (Class A Stock) *	56,200	988,558
Inter-Tel, Inc.	41,200	889,920
Intergraph Corp.	9,400	403,072
JDA Software Group, Inc.	24,500	377,790
Lawson Software, Inc.	407,000	2,950,750
Magma Design Automation, Inc. *	36,300	330,330
Mantech International Corp. (Class A Stock) *	17,300	571,073
McDATA Corp. (Class A Stock) *	192,700	969,281
Parametric Technology Corp. *	229,004	3,998,410
Progress Software Corp. *	26,000	676,000
QAD, Inc.	12,000	96,960
Quest Software, Inc. *	26,500	378,420
Radisys Corp. *(a)	18,500	393,125
Redback Networks, Inc. *(a)	7,100	98,548
SafeNet, Inc. *	21,400	389,266
Si International Inc *	11,000	351,780
SPSS, Inc. *	5,100	127,143
Sybase, Inc.	208,689	5,058,621
Sykes Enterprises, Inc. *	32,100	653,235
SYNNEX Corp. *	4,800	110,448
Systemax, Inc. *	41,000	656,820
TALX Corp.	17,150	420,518
THQ, Inc. (a)	46,415	1,353,925
TIBCO Software, Inc. *	37,900	340,342
Tyler Technologies, Inc. *	36,200	468,066
Webmethods, Inc. *	63,500	485,775

		30,897,884

Computers & Peripherals
Rimage Corp. *	18,900	423,738

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Conglomerates — 0.3%
Griffon Corp. *(a)	119,871	$2,861,321

Construction — 1.6%
Building Material Holding Corp.	43,100	1,121,462
Chicago Bridge & Iron Co. NV (Netherlands)	36,700	883,002
Granite Construction, Inc.	23,700	1,264,395
Insituform Technologies, Inc. (Class A Stock) *	158,320	3,844,010
Levitt Corp. (Class A Stock) (a)	26,000	305,760
Shaw Group, Inc. (a)	113,100	2,673,684
Sterling Construction Co.	134,500	2,698,070
Washington Group International, Inc. *	72,000	4,237,920
WCI Communities, Inc. *(a)	21,500	374,960

		17,403,263

Consumer Cyclicals - Leisure & Entertainment — 0.1%
Callaway Golf Co.	57,400	752,514

Consumer Cyclicals - Motor Vehicle — 0.1%
ArvinMeritor, Inc.	71,300	1,015,312

Consumer Products & Services — 2.0%
Aaron Rents, Inc.	33,200	762,936
American Greetings Corp., (Class A Stock)	32,444	750,105
AptarGroup, Inc.	77,249	3,930,429
Church and Dwight Co., Inc.	39,200	1,533,112
CNS, Inc.	45,924	1,296,434
Dollar Thrifty Automotive Group, Inc. *	34,900	1,555,493
Electro Rental Corp. *	16,700	284,067
Elizabeth Arden, Inc. *	33,600	542,976
FTD Group, Inc.	59,600	920,820
Jacuzzi Brands, Inc. *	25,900	258,741
Jakks Pacific, Inc.	58,600	1,044,838
Regis Corp. (a)	62,423	2,237,865
Spectrum Brands, Inc. *(a)	20,600	173,864
Steinway Musical Instruments, Inc. *	20,900	585,200
Tupperware Corp.	230,100	4,477,746
Universal Corp.	20,600	752,518

		21,107,144

Containers & Packaging — 0.5%
Bemis Co., Inc.	43,249	1,421,162
Greif, Inc. (Class A Stock)	19,400	1,554,134
Silgan Holdings, Inc.	70,100	2,632,956

		5,608,252

Diversified Consumer Services — 0.1%
Steiner Leisure Ltd.	26,330	1,107,176

Diversified Financial Services — 0.2%
Portfolio Recovery Associates, Inc. *(a)	43,200	1,895,184

Drugs & Medicine — 0.1%
Adams Respiratory Therapeutics, Inc.	14,300	523,237

Electric Utilities — 0.2%
MGE Energy, Inc.	8,800	284,944
Pike Electric Corp.	149,200	2,223,080

		2,508,024

Electrical Equipment — 0.1%
Roper Industries, Inc. (a)	28,580	1,278,669

Electronic Components & Equipment — 2.8%
Advanced Energy Industries, Inc. *	24,700	420,888
Anixter International, Inc. (a)	98,600	5,567,942
Avnet, Inc. *	102,821	2,017,348
Bel Fuse, Inc. (Class B Stock)	30,300	972,327
Belden CDT, Inc.	63,563	2,430,014
Benchmark Electronics, Inc. *	59,450	1,598,016
C-COR, Inc.	11,800	101,244
Checkpoint Systems, Inc.	26,300	434,213
Coherent, Inc. *(a)	91,263	3,163,176
Conexant Systems, Inc. *(a)	499,200	998,400
CTS Corp.	59,600	821,288
Electro Scientific Industries, Inc. *	5,600	115,360
Electronics For Imaging, Inc. *	60,100	1,375,088
Genesis Microchip, Inc.	13,800	162,426
Hypercom Corp. *	314,000	2,128,920
Kopin Corp. *	8,200	27,470
Littelfuse, Inc. *	40,539	1,406,703
Mentor Graphics Corp. (a)	85,600	1,205,248
Optical Communication Products, Inc.	53,300	105,001
Park Electrochemical Corp.	15,000	475,200
Pericom Semiconductor Corp. *	12,200	118,950
Plexus Corp. *	13,500	259,200
Synopsys, Inc.	83,081	1,638,357
Technitrol, Inc.	16,600	495,510
The Empire District Electric Co. (a)	51,617	1,155,188
TTM Technologies, Inc. *	35,100	410,670

		29,604,147

Electronic Equipment & Instruments — 0.3%
Mercury Computer Systems, Inc.	52,629	623,654
Tech Data Corp. *(a)	17,600	642,928
Tektronix, Inc.	49,800	1,440,714

		2,707,296

Electronics — 0.2%
Greatbatch, Inc. *	9,000	203,580
Kemet Corp. *	30,600	246,942
Paxar Corp. *	84,625	1,690,807

		2,141,329

Energy
Quantum Fuel Systems Tech	35,700	70,686

Energy - Energy Resources — 0.2%
Parallel Petroleum Corp. *	68,500	1,374,110

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Energy - Energy Resources (cont’d.)
Tortoise Energy Infrastructure Corp. (a)	33,100	$1,045,960

		2,420,070

Energy - Oil Services — 0.1%
Willbros Group, Inc. (Panama) *(a)	83,800	1,308,956

Energy Equipment & Services — 0.3%
Input Output, Inc. (a)	43,500	431,955
National-Oilwell Varco, Inc. *	33,500	1,961,425
Superior Well Services, Inc.	15,500	306,900

		2,700,280

Energy Services — 0.3%
Dynegy, Inc. (Class A Stock) *	507,600	2,812,104

Entertainment
Macrovision Corp. *	18,000	426,420

Entertainment & Leisure — 0.5%
Carmike Cinemas, Inc.	12,800	219,904
Century Casinos, Inc.	245,900	2,444,246
Lakes Entertainment, Inc. *(a)	199,800	1,930,068
Pinnacle Entertainment, Inc. *	34,500	970,140

		5,564,358

Environmental Services — 0.5%
Clean Harbors, Inc. *	23,193	1,010,055
Tetra Tech, Inc. *	110,510	1,925,084
Waste Services, Inc. (a)	17,133	156,596
WCA Waste Corp. *	340,300	1,915,889

		5,007,624

Equipment Services — 0.8%
Bally Tecnologies, Inc. *	73,493	1,293,477
General Cable Corp. *	146,500	5,597,765
Global Imaging Systems, Inc. *	8,400	185,388
RPC, Inc.	18,450	338,004
Universal Compression Holdings, Inc. *	15,000	801,750
Watsco, Inc.	12,500	575,125

		8,791,509

Exchange Traded Funds — 1.1%
iShares Nasdaq Biotechnology Index Fund (a)	18,300	1,350,174
iShares Russell 2000 Value Index Fund (a)	94,600	6,972,020
iShares S&P Smallcap 600 Barra Value Index Fund	49,494	3,456,166

		11,778,360

Farming & Agriculture — 0.1%
Alliance One International, Inc.	111,900	458,790
Delta & Pine Land Co.	18,200	737,100

		1,195,890

Financial - Bank & Trust — 9.0%
1St Source Corp.	19,800	584,496
Accredited Home Lenders Holding Co. *(a)	24,200	869,748
Amcore Financial, Inc.	63,392	1,920,144
AmericanWest Bancorp. *	10,300	218,875
Ameris Bancorp.	22,320	607,327
Bancfirst Corp.	13,800	644,736
Bancorpsouth, Inc.	66,018	1,832,660
Bank Mutual Corp.	155,027	1,880,478
Bank of Granite Corp.	29,500	517,135
BankAtlantic Bancorp, Inc. (Class A Stock)	142,713	2,029,379
BankUnited Financial Corp. (Class A Stock) *	123,200	3,211,824
Banner Corp.	8,600	352,944
Berkshire Hills Bancorp, Inc.	1,700	60,503
Camden National Corp.	12,100	486,420
Capital Bancorp Ltd.	16,600	738,700
Capital Corp of The West	10,220	317,024
Cardinal Financial Corp. *	106,741	1,169,881
Cathay General Bancorp	18,000	649,800
Central Pacific Financial Corp. *	103,700	3,793,346
Chemical Financial Corp.	24,985	741,555
City Bank/Lynnwood WA	16,500	775,995
City Holding Co.	45,200	1,802,124
Colonial Bancgroup, Inc.	57,700	1,413,650
Columbia Banking System, Inc.	20,800	665,808
Commercial Capital Bancorp, Inc.	22,300	355,462
Community Bank System, Inc.	25,900	573,944
Community Trust Bancorp, Inc.	30,242	1,138,611
Corus Bankshares, Inc. (a)	127,400	2,848,664
Cullen / Frost Bankers, Inc. (a)	57,700	3,336,214
Farmers Capital Bank Corp.	6,800	230,316
First Bancorp (Puerto Rico)	87,100	963,326
First Communtiy Bancshares, Inc.	17,000	567,290
First Financial Bancorp	121,507	1,933,176
First Financial Holdings, Inc.	9,700	331,934
First Niagara Financial Group, Inc.	134,317	1,958,342
First Place Financial Corp. (OH)	23,800	539,308
First Regional Bancorp	11,100	378,177
First Republic Bank (CA)	41,050	1,747,088
FirstFed Financial Corp. *(a)	18,600	1,054,992
FirstMerit Corp.	75,600	1,751,652
Flagstar Bancorp, Inc.	39,100	568,905
FNB Co.	11,400	410,514
Great Southern Bancorp, Inc.	16,500	463,650
Greater Bay Bancorp.	50,600	1,427,426
Greene County Bancshares, Inc.	7,000	255,920
Heartland Financial USA, Inc.	10,300	264,504
Heritage Commerce Corp.	4,800	111,072
IBERIABANK Corp.	62,625	3,820,125
Independent Bank Corp. (MA)	48,200	1,567,464
Independent Bank Corp. (MI)	54,259	1,317,402
Integra Bank Corp.	26,500	669,920
Intervest Bancshares Corp.	19,500	849,420
Irwin Financial Corp. (a)	57,800	1,130,568
MAF Bancorp, Inc.	34,600	1,428,634

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)
MainSource Financial Group, Inc.	28,415	$482,203
MB Financial, Inc.	9,900	365,013
Mercantile Bank Corp.	17,267	682,910
Mid-State Bancshares	25,600	700,416
Nara Bancorp, Inc.	23,900	437,131
National Penn Bancshares, Inc.	32,033	628,487
Ocwen Financial Corp. (a)	37,800	563,220
Old Second Bancorp, Inc.	7,200	215,712
Oriental Financial Group, Inc.	35,420	422,206
Pacific Capital Bancorp	38,500	1,038,345
Peoples Bancorp, Inc.	18,700	546,601
Prosperity Bancshares, Inc.	22,100	752,284
Provident Bankshares Corp.	32,400	1,200,420
R&G Financial Corp. (Class B Stock)	106,400	792,680
Rainier Pacific Financial Group, Inc.	35,225	641,095
Renasant Corp.	22,500	631,575
Republic Bancorp, Inc. (KY) (Class A Stock)	7,359	155,643
Republic Bancorp, Inc. (MI)	129,120	1,721,170
Royal Bancshares of Pennsylvania, Inc. (Class A Stock)	10,225	276,995
SCBT Financial Corp.	6,855	256,377
Security Bank Corp. (GA)	18,900	427,329
Sierra Bancorp	2,400	75,000
Signature Bank *	57,906	1,791,033
Simmons First National Corp. (Class A Stock)	14,000	406,140
Southwest Bancorp, Inc.	52,600	1,358,132
Sterling Financial Corp. (PA)	35,850	788,342
Sterling Financial Corp. (WA) *	139,360	4,519,445
Summit Bancshares, Inc.	26,300	739,556
Taylor Capital Group, Inc.	18,400	543,720
TierOne Corp.	39,100	1,326,663
Trico Bancshares	18,100	447,975
UMB Financial Corp.	78,858	2,883,837
Umpqua Holdings Corp.	112,777	3,225,422
Union Bankshares Corp.	7,200	319,104
United Bancshares, Inc.	14,700	547,134
West Coast Bancorp	76,300	2,330,202

		95,518,089

Financial - Brokerage — 0.7%
Charter Municipal Mortgage Acceptance Co.	35,300	704,588
Greenhill & Co., Inc. (a)	2,300	154,146
Knight Trading Group, Inc. (Class A Stock) *	111,000	2,020,200
LaBranche & Co., Inc. *(a)	59,700	619,089
Piper Jaffray Cos., Inc. *	10,400	630,448
Sterling Banchares, Inc. (TX)	56,800	1,150,200
Texas Regional Bancshares, Inc. (Class A Stock)	42,200	1,622,590

		6,901,261

Financial Services — 2.1%
Advanta Corp. (Class B Stock)	38,300	1,413,270
Apollo Investment Corp.	81,700	1,675,667
Deluxe Corp. *	22,300	381,330
Dime Community Bancshares	32,200	474,306
Dollar Financial Corp. *	28,068	612,444
Doral Financial Corp. (a)	46,500	306,435
Federal Agricultural Mortgage Corp. (Class C Stock)	9,100	240,877
Financial Federal Corp. (a)	64,350	1,724,580
Hanmi Financial Corp.	172,500	3,381,000
ITLA Capital Corp. *	9,400	505,344
Lakeland Financial Corp.	6,100	143,411
MBT Financial Corp.	11,800	175,112
MCG Capital Corp.	131,100	2,140,863
Partners Trust Financial Group, Inc.	70,700	757,197
Santander Bancorp	3,900	73,671
Technology Investment Capital Corp.	114,521	1,675,442
The South Financial Group, Inc.	67,308	1,752,027
United Community Financial Corp.	50,600	623,392
W Holding Co., Inc.	132,612	783,737
World Acceptance Corp. *(a)	63,400	2,788,332
WSFS Financial Corp.	15,700	976,383

		22,604,820

Food — 1.3%
Chiquita Brands International, Inc. *	80,900	1,082,442
Corn Products International, Inc.	67,698	2,202,893
Flowers Foods, Inc.	25,600	688,128
J & J Snack Foods Corp.	16,700	519,370
Nash Finch Co. (a)	94,600	2,225,938
Performance Food Group Co. *	38,811	1,090,201
Premium Standard Farms, Inc.	7,000	133,350
Ralcorp Holdings, Inc.	46,015	2,219,304
Ruddick Corp.	10,800	281,124
Smart & Final, Inc. *	39,900	681,093
Smucker, (J.M.) Co. (The)	28,791	1,380,528
SPARTAN	83,200	1,406,080

		13,910,451

Food Products — 0.2%
Del Monte Foods Co. *	175,700	1,836,065
Pilgrim’s Pride Corp.	12,700	347,345

		2,183,410

Furniture — 0.3%
Furniture Brands International, Inc. (a)	94,500	1,799,280
Kimball International, Inc. (Class B Stock)	33,200	640,760
Sealy Corp.	39,800	519,788

		2,959,828

Gas Distribution — 0.3%
Petrohawk Energy Corp. *(a)	264,300	2,743,434

Health Services — 0.4%
Healthspring, Inc. *(a)	217,800	4,192,650

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Healthcare - Biotechnology
Renovis, Inc. *(a)	17,700	$243,552

Heathcare Equipment & Services — 0.1%
National Dentex Corp. *	63,659	1,250,899

Healthcare Services — 1.9%
AMERIGROUP Corp. *	77,700	2,296,035
Apria Healthcare Group, Inc. *	56,500	1,115,310
Centene Corp. *	55,000	904,200
Cross Country Healthcare, Inc. *	72,900	1,239,300
Genesis HealthCare Corp. *	1,100	52,393
Gentiva Health Services, Inc *	19,900	327,156
Kindred Healthcare, Inc. *	34,800	1,034,604
LifeCell Corp. *(a)	25,800	831,276
LifePoint Hospitals, Inc. *(a)	61,190	2,161,231
Magellan Health Services, Inc. *	29,400	1,252,440
Molina Healthcare, Inc. *	10,100	357,136
Nuvelo, Inc. *	14,200	259,008
Pediatrix Medical Group, Inc. *	75,400	3,438,240
Rehabcare Group, Inc. *	55,400	725,740
Res-Care, Inc. *	85,713	1,721,974
Triad Hospitals, Inc. *	23,784	1,047,209
Universal Health Services, Inc. (Class B Stock)	14,560	872,581

		19,635,833

Healthcare Technology
Dendrite International, Inc. *	48,800	477,264

Hotels & Motels — 0.1%
Ameristar Casinos, Inc.	5,400	117,234
Aztar Corp. *	17,300	917,073

		1,034,307

Hotels, Restaurants & Leisure — 0.2%
O’ Charleys, Inc. *	82,300	1,561,231

Household Durables — 0.1%
Snap-on, Inc.	20,900	931,095

Household Products
Prestige Brands Holdings, Inc. *	15,400	171,556

Industrial Products — 2.5%
Actuant Corp. (Class A Stock)	17,400	871,740
Acuity Brands, Inc.	45,643	2,072,192
Barnes Group, Inc.	109,500	1,922,820
Ceradyne, Inc. *	12,500	513,625
CIRCOR International, Inc.	83,515	2,551,383
EnPro Industries, Inc. *	26,100	784,566
Flanders Corp. *	194,492	1,664,852
Interface, Inc. (Class A Stock)	113,947	1,467,638
Kaydon Corp. (a)	183,467	6,791,948
Myers Industries, Inc.	74,500	1,266,500
Robbins & Myers, Inc.	49,410	1,527,757
UniFirst Corp.	41,907	1,309,175
Watts Water Technologies, Inc. (Class A Stock)	94,600	3,004,496
WESCO International, Inc. *	19,471	1,129,902

		26,878,594

Insurance — 4.3%
American Equity Investment Life Holding Co.	89,269	1,095,331
American Physicians Capital, Inc.	12,200	590,236
Argonaut Group, Inc. *	47,400	1,470,822
CNA Surety Corp. *	55,600	1,123,120
Delphi Financial Group, Inc. (Class A Stock) (a)	93,700	3,736,756
Direct General Corp.	20,600	277,276
Endurance Specialty Holdings Ltd. (Bermuda)	60,700	2,140,282
Harleysville Group, Inc.	19,800	692,802
Horace Mann Educators Corp.	85,287	1,640,069
Infinity Property & Casual Corp.	25,600	1,052,928
LandAmerica Financial Group, Inc.	37,700	2,480,283
Midland Co.	38,266	1,657,683
Navigators Group, Inc. *	22,100	1,061,021
Odyssey Re Holdings Corp. (a)	164,800	5,566,944
Ohio Casualty Corp.	47,500	1,228,825
Platinum Underwriters Holdings Ltd. (Bermuda)	138,179	4,260,059
PMA Capital Corp. (Class A Stock) *	186,100	1,641,402
ProAssurance Corp. *(a)	58,779	2,896,629
RLI Corp.	6,200	314,898
Safety Insurance Group, Inc. *	63,200	3,075,312
Selective Insurance Group, Inc.	33,800	1,778,218
State Auto Financial Corp.	12,500	381,875
Stewart Information Services Corp.	43,500	1,512,495
The Phoenix Cos., Inc.	21,800	305,200
Zenith National Insurance Corp.	81,150	3,237,073

		45,217,539

Internet Services — 0.6%
Adaptec, Inc. *	89,800	396,018
eSpeed, Inc. (Class A Stock)	4,300	39,560
Internet Security Systems, Inc. *	5,800	161,008
Interwoven, Inc. *	60,200	664,006
Ipass, Inc.	29,200	136,656
NETGEAR, Inc. *	72,100	1,484,539
NGP Capital Resources Co.	48,300	704,697
ProQuest Co. *	22,700	295,554
SonicWall, Inc.	48,800	532,896
Stellent, Inc. *	15,200	164,768
United Online, Inc. *	134,400	1,636,992

		6,216,694

Investments & Miscellaneous Financial Services
Medallion Financial Corp.	30,700	338,621

IT Services — 0.4%
Medquist, Inc.	56,580	656,328

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)
Perot Systems Corp. (Class A Stock) *	265,138	$3,656,253

		4,312,581

Leisure Equipment & Products — 0.1%
K2, Inc. *(a)	126,200	1,480,326

Machinery — 1.4%
Albany International Corp. (Class A Stock) (a)	40,000	1,272,800
Crane Co.	45,900	1,918,620
Gibraltar Industries, Inc.	75,160	1,667,049
Harsco Corp.	8,294	644,029
IDEX Corp.	39,800	1,713,390
Mueller Industries, Inc.	57,500	2,022,275
Pentair, Inc.	45,300	1,186,407
Timken Co.	41,700	1,241,826
Wabtec Corp.	114,500	3,106,385

		14,772,781

Machinery & Equipment — 2.2%
AGCO Corp.	205,200	5,201,820
Applied Industrial Technologies, Inc.	165,400	4,035,760
Astec Industries, Inc. *	10,200	257,550
Cascade Corp.	19,400	885,610
Federal Signal Corp.	109,859	1,675,350
Gehl Co. *	9,800	262,444
Kadant, Inc. *	81,699	2,006,527
Kennametal, Inc.	24,000	1,359,600
Lone Star Technologies, Inc. *	17,200	832,136
Nacco Industries, Inc. (Class A Stock)	7,400	1,005,734
Regal-Beloit Corp.	75,600	3,288,600
Smith, (A.O.) Corp.	35,900	1,415,537
Tecumseh Products Co. (Class A Stock)	14,200	215,982
Tennant Co.	20,000	486,800

		22,929,450

Manufacturing — 0.1%
Reddy Ice Holdings, Inc.	24,700	597,740

Marine — 0.1%
Kirby Corp. *	43,600	1,365,988

Media — 0.5%
Entercom Communications Corp. *	54,400	1,370,880
Lee Enterprises, Inc.	129,000	3,255,960
Media General, Inc. (Class A Stock)	11,400	430,008

		5,056,848

Medical Products — 0.3%
The Cooper Cos., Inc. (a)	65,700	3,514,950

Medical Supplies & Equipment — 1.8%
Alliance Imaging, Inc.	35,800	279,598
Ameican Medical Systems Holdings, Inc. *	59,700	1,100,271
Applera Corp. - Celera Genomics Group	18,300	254,736
Avanir Pharmaceutical *(a)	68,525	474,193
Bio-Rad Laboratories, Inc. (Class A Stock) *	23,500	1,662,155
Computer Programs and Systems, Inc.	11,600	380,132
CONMED Corp. *	14,800	312,428
Cypress Bioscience, Inc. *	68,400	499,320
Enzo Biochem, Inc. *(a)	42,500	518,075
HealthTronics, Inc. *	28,400	175,228
ICU Medical, Inc. *	5,700	259,236
Invacare Corp.	14,500	341,040
Kinetic Concepts, Inc. *	46,700	1,469,182
LCA-Vision, Inc.	16,600	685,746
Mettler-Toledo International, Inc. *	35,403	2,341,908
Option Care, Inc. (a)	195,100	2,612,389
Orthofix International NV *	23,459	1,066,681
Owens & Minor, Inc.	40,867	1,344,116
Per-Se Technologies, Inc. *(a)	63,600	1,448,808
PSS World Medical, Inc. *	49,900	997,501
STERIS Corp. *	20,000	481,200
SurModics, Inc. *(a)	2,600	91,312
Viasys Healthcare, Inc.	11,400	310,536

		19,105,791

Metals & Mining — 2.2%
Cameco Corp.	57,800	2,113,746
Century Aluminum Co. (a)	40,500	1,362,825
Commercial Metals Co.	89,100	1,811,403
Encore Wire Corp. *(a)	17,800	628,162
NN, Inc.	47,100	557,193
Northern Orion Resources, Inc. (a)	461,500	1,799,850
NS Group, Inc. *	22,600	1,458,830
Oregon Steel Mills, Inc. *	84,700	4,139,289
Quanex Corp.	59,725	1,812,654
RBC Bearings, Inc.	16,800	405,720
RTI International Metals, Inc. *	51,149	2,229,073
Ryerson Tull, Inc. (a)	12,800	280,192
Schnitzer Steel Industries, Inc. (Class A Stock)	16,000	504,640
Steel Dynamics, Inc.	28,600	1,442,870
Valmont Industries, Inc.	46,600	2,434,850

		22,981,297

Metals/Mining Excluding Steel — 0.2%
Uranium Resources, Inc. (New) (a)	649,200	1,915,140

Networking/Telecommunications Equipment — 0.1%
Arris Group, Inc. *	72,532	831,217

Office Equipment — 0.4%
Ennis, Inc.	14,100	305,265
IKON Office Solutions, Inc.	115,600	1,553,664
United Stationers, Inc. *	54,200	2,520,842

		4,379,771

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas — 3.4%
Alon USA Energy, Inc.	12,800	$377,472
Atwood Oceanics, Inc. *(a)	50,700	2,279,979
Berry Petroleum Co. (Class A Stock)	69,352	1,952,952
Bois D Arc Energy, Inc. *	26,900	411,570
Callon Petroleum Co. *	13,600	184,416
Comstock Resources, Inc. *	30,300	822,645
Delta Petroleum Corp. *(a)	66,100	1,488,572
Energy Partners Ltd. *	34,100	840,565
Giant Industries, Inc. *	10,400	844,480
Hanover Compressor Co. *	22,000	400,840
Harvest Natural Resources, Inc. *	51,900	537,165
Helix Energy Solution Group, Inc. *(a)	56,239	1,878,383
Houston Exploration Co. *(a)	26,800	1,478,020
Jer Investors Trust, Inc.	198,100	3,399,396
Mcmoran Exploration Co. (a)	107,700	1,910,598
Mitcham Industies, Inc.	148,400	1,568,588
Nicor, Inc.	43,500	1,860,060
Northwest Natural Gas Co.	50,400	1,979,712
Oil States International, Inc. *(a)	97,945	2,693,487
Rosetta Resources, Inc. (a)	6,500	111,605
Stone Energy Corp. *	34,300	1,388,464
Superior Energy Services, Inc.	53,200	1,397,032
The Laclede Group, Inc.	54,200	1,738,736
Trico Marine Services, Inc. *	75,600	2,551,500
Union Drilling, Inc. *	30,500	335,500
Veritas DGC, Inc.	28,200	1,856,124

		36,287,861

Oil, Gas & Consumable Fuels — 0.3%
Denbury Resources, Inc.	57,400	1,658,860
Western Refining, Inc.	25,700	597,268
XTO Energy, Inc.	32,700	1,377,651

		3,633,779

Paper & Forest Products — 0.7%
Glatfelter Co.	30,500	413,275
Neenah Paper, Inc. (a)	53,781	1,840,924
Rock-Tenn Co. (Class A Stock)	58,200	1,152,360
Schweitzer-Manduit International, Inc.	68,790	1,305,634
Universal Forest Products, Inc.	58,900	2,889,045

		7,601,238

Personal Services — 0.4%
Alderwoods Group, Inc.	30,200	598,866
CompuCredit Corp. *(a)	15,500	468,255
Geo Group, Inc. *	36,400	1,537,900
Stewart Enterprises, Inc. (Class A Stock)	166,700	976,862
Volt Information Sciences, Inc. *(a)	10,800	383,940

		3,965,823

Pharmaceuticals — 0.8%
Adolor Corp. *	24,800	343,976
Alpharma, Inc. (Class A Stock)	29,900	699,361
Atherogenics, Inc. (a)	16,600	218,622
Bentley Pharmaceuticals, Inc. (a)	87,700	1,052,400
Cubist Pharmaceuticals, Inc. *(a)	23,800	517,412
Inyx, Inc.	383,200	965,664
Myogen, Inc.	14,400	505,152
Nektar Therapeutics *(a)	26,400	380,424
Par Pharmaceutical Cos., Inc. *	83,600	1,524,864
Perrigo Co.	35,500	602,435
Progenics Pharmaceuticals, Inc. *(a)	20,200	473,892
United Therapeutics Corp. *	8,600	451,844
Valeant Pharmaceuticals International	16,700	330,326

		8,066,372

Precious Metals
Meridian Gold, Inc. *	16,140	401,240

Printing & Publishing — 0.5%
Banta Corp.	19,716	938,482
Consolidated Graphics, Inc. *	17,300	1,040,941
Courier Corp.	30,561	1,135,035
Journal Register Co. *	41,600	235,872
Scholastic Corp. *	42,100	1,311,415
Valassis Communications, Inc. *	56,175	991,489

		5,653,234

Railroads — 0.3%
Genesee & Wyoming, Inc. (Class A Stock) *	82,400	1,913,328
RailAmerica, Inc. *	62,900	686,868

		2,600,196

Real Estate Investment Trust — 8.5%
American Home Mortgage Investment, Corp.	83,200	2,901,184
American Land Lease, Inc.	21,849	518,914
Annaly Mortgage Management, Inc. (a)	184,100	2,419,074
Anthracite Capital, Inc.	179,300	2,305,798
Arbor Realty Trust, Inc.	40,960	1,046,937
Ashford Hospitality Trust	91,600	1,092,788
Biomed Realty Trust, Inc. (a)	54,400	1,650,496
Capital Trust, Inc. (Class A Stock)	16,800	684,264
CBRE Realty Finance Inc.	161,900	2,468,975
Columbia Equity Trust, Inc.	13,200	219,780
Cousins Properties, Inc.	38,000	1,299,980
Duke Realty Corp.	14,700	549,045
Education Realty Trust, Inc.	118,193	1,744,529
Equity Inns, Inc.	74,300	1,182,856
Equity One, Inc.	92,640	2,220,581
Extra Space Storage, Inc.	19,000	328,890
FelCor Lodging Trust, Inc. *	271,200	5,437,560
First Potomac Realty Trust	55,100	1,665,122
Glenborough Realty Trust, Inc.	39,300	1,011,189

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Real Estate Investment Trust (cont’d.)
Government Properties Trust, Inc.	57,100	$515,042
Hersha Hospitality Trust	57,300	550,080
Host Marriot Corp.	47,200	1,082,296
Housevalues, Inc. (a)	33,300	194,472
IMPAC Mortgage Holdings, Inc. (a)	73,900	692,443
Innkeepers USA Trust	269,137	4,384,242
Kilroy Realty Corp.	37,100	2,795,114
KKR Financial Corp. *	136,600	3,352,164
LaSalle Hotel Properties	65,300	2,830,102
Lexington Corp. Properties Trust (a)	200,600	4,248,708
Liberty Property Trust	13,200	630,828
LTC Properties, Inc.	39,900	967,575
Maguire Properties, Inc. *	25,800	1,051,092
MFA Mortgage Investments, Inc.	361,700	2,694,665
Mid-America Apartment Communities, Inc.	71,600	4,383,352
National Health Investors, Inc.	33,800	957,554
Newcastle Investment Corp.	128,700	3,527,667
Novastar Financial, Inc. (a)	136,700	3,990,273
Omega Healthcare Investors, Inc.	13,000	195,130
Pan Pacific Retail Properties, Inc.	29,547	2,051,153
Parkway Properties, Inc.	22,000	1,022,780
Pennsylvania Real Estate Investment Trust	92,700	3,946,239
RAIT Investment Trust	72,100	2,080,085
Saul Centers, Inc.	44,400	1,998,000
Senior Housing Properties Trust	94,300	2,012,362
SIRVA, Inc.	67,200	178,752
Spirit Finance Corp. *	215,500	2,501,955
Sunstone Hotel Investors, Inc.	99,400	2,954,168
Winston Hotels, Inc.	145,433	1,791,734

		90,327,989

Restaurants — 0.3%
Applebee’s International, Inc. (a)	44,317	953,259
Bob Evans Farms, Inc.	3,400	102,952
Brinker International, Inc. *	25,802	1,034,402
Landry’s Restaurants, Inc.	23,200	699,480
Osi Restaurant Partners, Inc.	11,600	367,836
Ryan’s Restaurant Group, Inc. *	10,900	172,983

		3,330,912

Retail — 0.8%
Big Lots, Inc. *	47,600	942,956
Dillard’s, Inc. (Class A Stock)	34,600	1,132,458
Domino’s Pizza, Inc. (a)	80,300	2,059,695
Ethan Allen Interiors, Inc. (a)	33,300	1,154,178
Jack in the Box, Inc. *	50,400	2,629,872
Papa John’s International, Inc. *	24,500	884,695

		8,803,854

Retail & Merchandising — 3.0%
Blockbuster, Inc. (a)	68,600	263,424
Bon-Ton Stores, Inc. (a)	58,300	1,733,842
Build-A-Bear Workshop, Inc. *(a)	13,000	296,010
Casey’s General Stores, Inc.	79,583	1,772,313
Cash America International, Inc.	86,000	3,360,880
Charming Shoppes, Inc. *	302,400	4,318,272
Claire’s Stores, Inc.	40,352	1,176,664
Dress Barn, Inc. *	24,900	543,318
Genesco, Inc. *(a)	19,800	682,506
Hot Topic, Inc. *	88,398	984,754
Lithia Motors, Inc. (Class A Stock)	109,500	2,706,840
Men’s Wearhouse, Inc. (The) *	24,756	921,171
Movado Group, Inc.	18,500	470,270
NBTY, Inc. *	68,500	2,004,995
Oxford Industries, Inc.	3,900	167,349
Pacific Sunwear of California *	49,345	744,123
Pantry, Inc. (The) *	11,000	620,070
Payless Shoesource, Inc. *(a)	41,600	1,035,840
Perry Ellis International, Inc.	8,700	268,656
RC2 Corp. *	28,600	958,958
Rent-A-Center, Inc. *	35,600	1,042,724
Retail Ventures, Inc.	40,900	630,269
Shoe Carnival, Inc.	11,400	287,508
Stage Stores, Inc. *	51,900	1,522,746
Stein Mart, Inc.	98,200	1,493,622
Tween Brands, Inc.	37,700	1,417,520
Yankee Candle Co., Inc. (The)	10,300	301,481

		31,726,125

Road & Rail — 0.2%
Arkansas Best Corp.	35,900	1,544,777

Semiconductors — 1.8%
Actel Corp.	22,100	343,655
AMIS Holdings, Inc. *	22,700	215,423
Amkor Technology, Inc. (a)	80,400	414,864
Applied Micro Circuits Corp. *	160,200	462,978
Asyst Technologies, Inc.	87,500	591,500
Axcelis Technologies, Inc. *	75,300	531,618
Brooks Automation, Inc. *	74,900	977,445
Cirrus Logic, Inc. *	53,700	391,473
Cohu, Inc.	24,800	442,184
Credence Systems Corp. *	45,700	130,245
Cypress Semiconductor Corp. *(a)	70,939	1,260,586
DSP Group, Inc. *	21,300	486,705
Emulex Corp. *	19,000	345,230
Entegris, Inc. *(a)	89,711	978,747
Exar Corp. *	243,900	3,241,431
Kulicke & Soffa Industries, Inc.	185,700	1,641,588
Lattice Semiconductor Corp. *	59,800	407,836
Ltx Corp.	106,500	533,565
Mattson Technology, Inc.	20,700	171,810
MKS Instruments, Inc. *	41,800	848,958
MRV Communications, Inc. *(a)	29,500	81,420
Omnivision Technologies, Inc. *(a)	66,900	954,663

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors (cont’d.)
ON Semiconductor Corp. *(a)	61,900	$363,972
Photronics, Inc. *	30,500	430,965
Richardson Electronics Ltd.	96,792	874,032
Silcon Storage Technology, Inc. *	29,900	123,188
Skyworks Solutions, Inc. *	50,900	264,171
Standard Microsystems Corp. *	23,700	673,554
Verigy Ltd.	35,800	582,108
Zoran Corp. *	28,100	451,848

		19,217,762

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp. *	2,400	69,168

Software — 0.3%
CSG Systems International, Inc.	32,200	851,046
Digi International, Inc. *	31,200	421,200
EPIQ System, Inc. *	51,700	760,507
McAfee, Inc. *	44,500	1,088,470

		3,121,223

Specialty Retail — 0.3%
Buckle, Inc. (The)	22,400	849,856
Cato Corp. (Class A Stock)	56,270	1,232,876
Deb Shops, Inc.	45,350	1,162,774

		3,245,506

Technology - Computer Hardware
Diteck Networks, Inc.	25,900	199,689

Technology - Internet — 0.4%
Ariba, Inc. *	84,300	631,407
Avocent Corp. *	105,498	3,177,600

		3,809,007

Telecommunications — 3.5%
Aeroflex, Inc. *	342,200	3,517,816
Brightpoint, Inc. *	31,660	450,205
Broadwing Corp. (a)	57,500	725,650
Centennial Communications, Inc. *	36,200	192,946
Cincinnati Bell, Inc. *	499,600	2,408,072
Commonwealth Telephone Enterprises, Inc. *	40,887	1,685,771
CommScope, Inc. (a)	212,500	6,982,750
CT Communications, Inc.	76,400	1,659,408
Dobson Communications Corp. (Class A Stock) *(a)	94,500	663,390
Finisar Corp. *(a)	52,800	191,664
Foundry Networks, Inc. *	165,000	2,169,750
General Communication, Inc. (Class A Stock). *	35,600	441,084
Lightbridge, Inc.	25,700	301,204
Mastec, Inc. *	45,700	505,899
Newport Corp. *	50,800	828,040
North Pittsburgh Systems, Inc.	16,800	422,856
Plantronics, Inc. (a)	42,307	741,642
Polycom, Inc. *	19,500	478,335
Powerwave Technologies, Inc. *(a)	263,209	2,000,388
Premiere Global Services, Inc. *	221,300	1,920,884
RF Micro Devices, Inc.	155,200	1,176,416
Surewest Communications	11,800	229,746
Sycamore Networks, Inc.	56,400	213,192
Talk America Holdings, Inc. (a)	32,500	308,750
Time Warner Telecom, Inc. (Class A Stock) *	11,600	220,516
Utstarcom, Inc. *(a)	35,600	315,772
Windstream Corp.	486,500	6,416,935

		37,169,081

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co. (Class A Stock)	40,800	1,173,816

Thrifts & Mortgage Finance — 0.7%
Downey Financial Corp.	22,300	1,483,842
PMI Group, Inc. (The)	72,180	3,162,206
Triad Guaranty, Inc. *(a)	40,700	2,082,619
Webster Financial Corp.	16,500	777,315

		7,505,982

Transportation — 0.7%
ABX Air, Inc. *	334,800	1,881,576
Amerco	9,500	704,425
Bristow Group, Inc. *	16,800	577,920
Greenbrier Cos., Inc.	9,400	272,694
Kansas City Southern *	77,274	2,110,353
Marten Transport Ltd.	900	15,381
Old Dominion Freight Line, Inc. *(a)	37,800	1,135,134
Saia, Inc.	11,800	384,680
U.S. Xpress Enterprises, Inc. (Class A Stock) *	7,500	173,625
Werner Enterprises, Inc. *	10,600	198,326

		7,454,114

Utilities — 4.6%
AGL Resources, Inc.	70,187	2,561,826
American States Water Co.	12,100	462,825
Atlas America, Inc.	32,576	1,390,344
Avista Corp.	136,700	3,237,056
Black Hills Corp.	29,900	1,004,939
California Water Service Group	12,100	446,853
Cascade Natural Gas Corp.	44,912	1,171,754
CH Energy Group, Inc.	19,600	1,008,812
Cleco Corp. *	55,300	1,395,772
El Paso Electric Co. *	88,500	1,977,090
EMCOR Group, Inc. *(a)	78,000	4,277,520
Goodman Global, Inc.	29,400	392,490
Idacorp, Inc.	84,051	3,177,968
New Jersey Resources Corp.	73,800	3,638,340
SJW Corp.	7,500	224,325
South Jersey Industries, Inc.	85,500	2,557,305
Southwest Gas Corp. *	89,600	2,985,472
Swift Energy Co. *	84,800	3,546,336
UIL Holdings Corp.	10,000	375,000
Unisource Energy Corp.	104,800	3,492,984
W-H Energy Services, Inc. *	46,709	1,937,022
Westar Energy, Inc.	196,494	4,619,574

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Utilities (cont’d.)
WGL Holdings, Inc.	51,414	$1,611,315
Wisconsin Energy Corp.	29,132	1,256,754

		48,749,676

Total Long-Term Investments (cost $949,461,385)		1,007,252,381

SHORT-TERM INVESTMENTS — 20.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 19.8%
Dryden Core Investment Fund - Taxable Money Market Series (cost $209,877,131; includes $165,786,204 of cash collateral for securities on loan) (b)(w)	209,877,131	209,877,131

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Note (cost $2,883,246) (k)(n)
2.875%	11/30/06	$2,890	2,880,293

Total Short-Term Investments (cost $212,760,377)			212,757,424

Total Investments — 115.2% (cost $1,162,221,762)			1,220,009,805
Liabilities in Excess of Other Assets(u) — (15.2)%			(161,026,355)

NET ASSETS — 100.0%			$1,058,983,450

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $156,231,047; cash collateral of $165,786,204 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions:
66	Russell 2000	Dec 06	$23,807,075	$24,159,300	$352,225

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 93.4%
COMMON STOCKS
Advertising — 1.1%
Catalina Marketing Corp.	43,000	$1,182,500

Aerospace — 0.8%
Orbital Sciences Corp. *	44,300	831,511

Airlines — 0.4%
ExpressJet Holdings, Inc. *	68,700	454,107

Automotive Parts — 0.9%
Tenneco Automotive, Inc. *	41,900	980,041

Building Materials — 0.9%
Chaparral Steel Co. *	15,800	538,148
Gibraltar Industries, Inc.	16,600	368,188

		906,336

Business Services — 1.9%
Building Material Holding Corp.	38,900	1,012,178
CSG Systems International, Inc. *(a)	38,900	1,028,127

		2,040,305

Chemicals — 1.0%
Georgia Gulf Corp.	36,300	995,346

Clothing & Apparel — 2.3%
Brown Shoe Co., Inc.	17,750	636,160
Kellwood Co. (a)	47,300	1,363,659
Wolverine World Wide, Inc.	14,400	407,664

		2,407,483

Commercial Banks — 0.5%
W Holding Co., Inc.	85,600	505,896

Commercial Services — 0.6%
Watson Wyatt & Co. Holdings	16,500	675,180

Computer Hardware — 0.6%
Komag, Inc. *(a)	20,000	639,200

Computer Services & Software — 1.0%
Covansys Corp. *	15,600	267,384
Internet Security Systems, Inc. *	10,400	288,704
JDA Software Group, Inc. *	8,700	134,154
Radisys Corp. *	16,400	348,500

		1,038,742

Computer Software — 1.0%
Manhattan Associates, Inc. *	43,900	1,059,746

Construction — 2.0%
Granite Construction, Inc.	22,900	1,221,715
LSI Industries, Inc.	47,800	776,750
WCI Communities, Inc. *(a)	5,200	90,688

		2,089,153

Consumer Cyclicals - Motor Vehicle — 0.9%
ArvinMeritor, Inc.	68,700	978,288

Consumer Cyclicals - Retail Apparel — 1.3%
Big Lots, Inc. *	68,400	1,355,004

Consumer Products & Services — 1.7%
Dollar Thrifty Automotive Group, Inc. *	32,000	1,426,240
Elizabeth Arden, Inc. *	22,500	363,600

		1,789,840

Containers & Packaging — 0.6%
Rock-Tenn Co.	24,700	489,060
Silgan Holdings, Inc.	4,300	161,508

		650,568

Diversified Operations — 0.6%
Volt Information Sciences, Inc. *(a)	18,100	643,455

Electronic Components & Equipment — 1.1%
Electro Rental Corp. *	29,800	506,898
Littelfuse, Inc. *	13,500	468,450
Mentor Graphics Corp. *(a)	11,700	164,736

		1,140,084

Finance - Consumer Loans — 0.7%
Ocwen Financial Corp. *(a)	49,100	731,590

Financial - Bank & Trust — 10.7%
BankUnited Financial Corp., (Class A Stock) *	59,600	1,553,772
Central Pacific Financial Corp.	17,200	629,176
City Holding Co.	6,200	247,194
Corus Bankshares, Inc. (a)	74,100	1,656,876
FirstFed Financial Corp. *(a)	29,000	1,644,880
Fremont General Corp.	84,700	1,184,953
Pacific Capital Bancorp	11,200	302,064
PFF Bancorp, Inc.	32,350	1,198,244
Prosperity Bancshares, Inc.	21,200	721,648
Sterling Financial Corp.	51,356	1,665,475
TierOne Corp.	13,900	471,627

		11,275,909

Financial Services — 3.5%
Advanta Corp. (Class B Stock)	2,900	107,010
Apollo Investment Corp.	37,500	769,125
Bancfirst Corp.	14,400	672,768
Capital Southwest Corp.	800	95,320
Deluxe Corp. *	10,900	186,390
Hanmi Financial Corp.	31,300	613,480
ITLA Capital Corp. *	6,700	360,192
WSFS Financial Corp.	13,300	827,127

		3,631,412

Food — 2.7%
Flowers Foods, Inc.	51,700	1,389,696
Seaboard Corp.	600	723,000
SPARTAN	40,300	681,070

		2,793,766

Furniture — 0.2%
Stanley Furniture	8,500	181,135

AST DEAM SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Healthcare Services — 2.8%
Apria Healthcare Group, Inc. *	67,400	$1,330,476
Dendrite International, Inc. *	21,200	207,336
Magellan Health Services, Inc. *	34,000	1,448,400

		2,986,212

Industrial Products — 0.9%
Quanex Corp.	30,075	912,776

Industrials - Defense/Aerospace — 0.7%
EDO Corp.	31,000	709,280

Insurance — 5.3%
Argonaut Group, Inc. *	47,200	1,464,616
LandAmerica Financial Group, Inc.	23,000	1,513,170
Navigators Group, Inc. *	22,900	1,099,429
Odyssey Re Holdings Corp. (a)	32,300	1,091,094
Triad Guaranty, Inc. *	8,100	414,477

		5,582,786

Internet — 0.1%
RealNetworks, Inc. *	9,200	97,612

Internet Services — 0.8%
EarthLink, Inc. *(a)	46,200	335,874
InfoSpace, Inc. *	10,800	199,152
Secure Computing Corp. *	6,900	43,677
United Online, Inc. *	25,100	305,718

		884,421

Machinery & Equipment — 0.4%
Smith, (A.O.) Corp.	10,500	414,015

Metals & Mining — 1.8%
Century Aluminum Co. *	3,800	127,870
Cleveland-Cliffs, Inc.	24,200	922,262
Ryerson Tull, Inc. (a)	39,100	855,899

		1,906,031

Miscellaneous Manufacturing — 1.2%
Freightcar America, Inc.	23,400	1,240,200

Office Equipment — 0.4%
Biomed Realty Trust, Inc. (a)	14,700	445,998

Oil & Gas — 4.3%
Brigham Exploration Co. *	38,700	261,999
Edge Petroleum Corp. *	7,600	125,172
Harvest Natural Resources, Inc. *	76,100	787,635
Houston Exploration Co. *(a)	2,000	110,300
Penn Virginia Corp.	17,500	1,109,675
Swift Energy Co. *	26,200	1,095,684
Whiting Petroleum Corp. *	24,300	974,430

		4,464,895

Paper & Forest Products — 0.2%
Potlatch Corp. (a)	5,500	204,050

Pharmaceuticals — 2.3%
Alpharma, Inc. (Class A Stock)	21,600	505,224
Perrigo Co.	71,900	1,220,143
Pharmanet Development Group, Inc. *(a)	33,500	650,905

		2,376,272

Printing & Publishing — 1.2%
Scholastic Corp. *	39,500	1,230,425

Real Estate Investment Trust — 9.3%
Alexandria Real Estate Equities, Inc.	5,000	469,000
American Financial Realty Trust	19,000	212,040
American Home Mortgage Investment, Corp.	8,900	310,343
Anthracite Capital, Inc.	8,700	111,882
Cresent Real Estate Equities Co. *	21,600	471,096
Equity One, Inc.	15,900	381,123
FelCor Lodging Trust, Inc. *	6,300	126,315
First Industrial Realty Trust, Inc. (a)	13,000	572,000
HealthCare Realty Trust, Inc. (a)	12,800	491,648
Highwoods Properties, Inc.	14,300	532,103
KKR Financial Corp. *	13,000	319,020
LaSalle Hotel Properties	8,800	381,392
Lexington Corp. Properties Trust (a)	17,500	370,650
Maguire Properties, Inc.	4,800	195,552
Mid-America Apartment Communities, Inc.	6,300	385,686
National Retail Properties (a)	18,700	403,920
Nationwide Health Properties, Inc. (a)	19,400	518,756
Newcastle Investment Corp.	9,700	265,877
Parkway Properties, Inc.	6,400	297,536
Pennsylvania Real Estate Investment Trust	11,200	476,784
PS Business Parks, Inc.	2,200	132,660
RAIT Investment Trust	12,600	363,510
Realty Income Corp.	20,700	511,497
Redwood Trust, Inc.	6,800	342,516
Senior Housing Properties Trust	21,800	465,212
Sovran Self Storage, Inc.	7,400	411,070
Spirit Finance Corp. *	17,100	198,531

		9,717,719

Real Estate Investment Trust - Hotels — 0.7%
Strategic Hotels & Resorts, Inc.	20,000	397,600
Sunstone Hotel Investors, Inc.	11,900	353,668

		751,268

Real Estate Investment Trust - Mortgage — 0.1%
Gramercy Capital Corp.	3,700	93,277

Real Estate Investment Trust - Other REIT — 0.5%
Entertainment Properties Trust	3,900	192,348
U-Store-It Trust	16,900	362,674

		555,022

AST DEAM SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Restaurants — 2.5%
Jack in the Box, Inc. *	14,100	$735,738
Luby’s, Inc. *	83,500	824,145
Papa John’s International, Inc. *	30,500	1,101,355

		2,661,238

Retail & Merchandising — 3.1%
Casey’s General Stores, Inc.	34,300	763,861
Cash America International, Inc.	25,000	977,000
Oxford Industries, Inc.	6,800	291,788
Payless Shoesource, Inc. *(a)	48,000	1,195,200

		3,227,849

Retail - Automotive — 1.3%
Group 1 Automotive, Inc.	27,700	1,382,230

Semiconductors — 2.2%
Actel Corp. *	19,800	307,890
Brooks Automation, Inc. *	22,100	288,405
Kulicke & Soffa Industries, Inc. *	97,600	862,784
Photronics, Inc. *	58,100	820,953

		2,280,032

Services - Telephone — 1.1%
Alaska Communications Systems Group, Inc.	84,700	1,123,969

Technology - Computer Software — 0.9%
Hyperion Solutions Corp. *	27,300	941,304

Technology - Internet
Ariba, Inc. *	6,000	44,940

Telecommunications — 3.6%
CT Communications, Inc.	43,800	951,336
Golden Telecom, Inc.	32,800	992,200
Newport Corp. *	7,400	120,620
Polycom, Inc. *	14,100	345,873
RF Micro Devices, Inc. *	105,800	801,964
Talk America Holdings, Inc. *(a)	55,300	525,350

		3,737,343

Transportation — 2.0%
Arkansas Best Corp.	23,100	993,993
Marten Transport Ltd. *	46,800	799,812
Polars Industries, Inc.	8,100	333,315

		2,127,120

Utilities — 4.7%
Allete, Inc.	27,400	1,190,530
American States Water Co.	5,400	206,550
Cleco Corp. *	21,900	552,756
EMCOR Group, Inc. *	6,600	361,944
Idacorp, Inc.	6,000	226,860
New Jersey Resources Corp.	9,600	473,280
Otter Tail Corp.	7,900	230,996
Southwest Gas Corp. *	49,200	1,639,344

		4,882,260

Total Long-Term Investments (cost $93,192,266)		97,957,141

SHORT-TERM INVESTMENTS — 19.9%

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills (cost $693,369) (k)(n)
4.97%	10/19/06	$695	$693,401

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 19.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $20,191,713; includes $13,922,463 of cash collateral for securities on loan) (b)(w)	20,191,713	20,191,713

Total Short-Term Investments (cost $20,885,082)		20,885,114

Total Investments — 113.3% (cost $114,077,348)		118,842,255
Liabilities in Excess of Other Assets (u) — (13.3)%		(13,908,579)

NET ASSETS — 100.0%		$104,933,676

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $13,223,189; cash collateral of $13,922,463 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized (Depreciation)

Long Positions:
13	Russell 2000	Dec 06	$4,779,125	$4,758,650	$(20,475)
28	Russell Mini 2000	Dec 06	2,051,490	2,049,880	(1,610)

					$(22,085)

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace/Defense — 2.0%
Alliant Techsystems, Inc. *(a)	75,925	$6,154,481

Apparel/Shoes — 4.9%
Chico’s FAS, Inc. *	248,726	5,355,071
Coach, Inc. *	181,929	6,258,357
Urban Outfitters, Inc. *	190,100	3,362,869

		14,976,297

Audio Technology — 2.2%
Harman International Industries, Inc.	82,050	6,846,252

Auto Parts & Related — 1.6%
Gentex Corp.	336,313	4,779,008

Banks — 1.4%
Commerce Bancorp, Inc. (a)	53,100	1,949,301
TCF Financial Corp.	92,400	2,429,196

		4,378,497

Beverages — 2.4%
Fortune Brands, Inc.	98,900	7,428,379

Biotechnology — 1.5%
MedImmune, Inc. *	159,906	4,670,854

Commercial Services — 4.3%
Alliance Data Systems Corp. *(a)	66,948	3,694,860
Ceridian Corp. *	244,767	5,472,990
Iron Mountain, Inc. *(a)	92,490	3,971,521

		13,139,371

Computer Software — 7.6%
Activision, Inc. *(a)	483,360	7,298,736
Cogent, Inc. *(a)	196,688	2,700,526
Cognizant Technology Solutions Corp. *	92,111	6,821,741
Electronic Arts, Inc. *	24,000	1,336,320
NAVTEQ Corp. *(a)	201,187	5,252,992

		23,410,315

Consumer Products & Services — 1.6%
Weight Watchers International, Inc.	109,000	4,833,060

Diversified Financial Services — 1.6%
Legg Mason, Inc.	49,100	4,952,226

Drugs & Medicine — 2.7%
Celgene Corp. *	88,200	3,819,060
OSI Pharmaceuticals, Inc. *(a)	122,100	4,582,413

		8,401,473

Electronic Components & Equipment — 1.7%
Jabil Circuit, Inc. *	180,800	5,165,456

Energy — 0.5%
Suntech Power Holdings Co., ADR (China)*	58,900	1,521,387

Food — 1.4%
Hershey Co. (The)	80,100	4,281,345

Gaming/Lodging — 2.0%
Harrah’s Entertainment, Inc.	41,375	2,748,541
Hilton Hotels Corp.	122,900	3,422,765

		6,171,306

Healthcare Products — 2.3%
St. Jude Medical, Inc. *	199,000	7,022,710

Healthcare Services — 2.4%
Covance, Inc. *	45,870	3,044,851
Omnicare, Inc.	43,511	1,874,889
VCA Antech, Inc. *	63,241	2,280,470

		7,200,210

Insurance — 1.6%
Willis Group Holdings Ltd.	127,787	4,855,906

Internet & Online — 1.4%
CNET Networks, Inc. *	442,737	4,241,420

Internet Services — 2.5%
Checkfree Corp. *	182,500	7,540,900

Manufacturing — 3.9%
American Standard Cos., Inc.	135,050	5,668,049
Rockwell Automation, Inc.	109,821	6,380,600

		12,048,649

Media — 4.2%
Cablevision Systems New York Group (Class A Stock) *	113,400	2,575,314
Entravision Communications Corp. (Class A Stock) *(a)	622,005	4,627,717
Lamar Advertising Co. *	38,791	2,071,828
XM Satellite Radio Holdings, Inc. (Class A Stock) *(a)	283,500	3,654,315

		12,929,174

Medical Products — 6.3%
C.R. Bard, Inc. (a)	76,093	5,706,975
Charles River Laboratories International, Inc. *(a)	166,275	7,217,998
Fisher Scientific International, Inc. *	41,954	3,282,481
Zimmer Holdings, Inc. *	43,739	2,952,382

		19,159,836

Networking/Telecommunications Equipment — 4.9%
Amphenol Corp.	118,986	7,368,803
FLIR Systems, Inc. *(a)	57,308	1,556,485
Research in Motion Ltd. *(a)	59,200	6,077,472

		15,002,760

Oil & Gas — 5.9%
Cooper Cameron Corp. *(a)	154,300	7,454,233
Dresser Rand Group, Inc. *	185,890	3,792,156
Newfield Exploration Co. *	115,807	4,463,202

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Quicksilver Resources, Inc. *(a)	76,800	$2,449,920

		18,159,511

Oil Well Services & Equipment — 5.7%
Grant Prideco, Inc. *	103,031	3,918,269
Smith International, Inc. (a)	181,700	7,049,960
Weatherford International Ltd. *	158,600	6,616,792

		17,585,021

Producer Goods — 2.4%
WW Grainger, Inc.	107,125	7,179,518

Retail — 4.1%
Advance Auto Parts, Inc. *	151,537	4,991,629
Williams-Sonoma, Inc. *(a)	230,901	7,478,883

		12,470,512

Semi Cap Equipment — 3.3%
Formfactor, Inc. *(a)	106,353	4,480,652
Tessera Technologies, Inc. *(a)	160,300	5,575,234

		10,055,886

Semiconductors — 3.2%
Advanced Mirco Devices, Inc. *	70,800	1,759,380
Linear Technology Corp.	223,107	6,943,090
Marvell Technology Group Ltd. (Bermuda) *	62,000	1,200,940

		9,903,410

Telecommunications — 4.3%
American Tower Corp. (Class A Stock) *	90,400	3,299,600
Crown Castle International Corp. *(a)	169,075	5,958,203
Neustar, Inc. (Class A Stock) *(a)	144,307	4,004,519

		13,262,322

Total Long-Term Investments (cost $296,708,502)		299,727,452

SHORT-TERM INVESTMENT — 29.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $89,268,351; includes $85,995,738 of cash collateral for securities on loan) (b)(w)	89,268,351	89,268,351

Total Investments — 126.9% (cost $385,976,853)		388,995,803
Liabilities in Excess of Other Assets — (26.9)%		(82,461,612)

NET ASSETS — 100.0%		$306,534,191

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $83,594,405; cash collateral of $85,995,738 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP GROWTH

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Advertising — 1.5%
aQuantive, Inc. *(a)	139,000	$3,283,180
Focus Media Holding Ltd. *	55,000	3,185,600
Lamar Advertising Co. *	60,000	3,204,600

		9,673,380

Aerospace — 1.2%
Rockwell Collins, Inc.	139,400	7,644,696

Aerospace & Defense — 0.7%
United Technologies Corp.	74,800	4,738,580

Biotechnology — 2.6%
Celgene Corp. *(a)	252,600	10,937,580
Genentech, Inc. *	40,000	3,308,000
Myogen, Inc. *	56,100	1,967,988

		16,213,568

Broadcasting — 0.9%
Grupo Televisia SA, ADR (Mexico)	125,000	2,657,500
Liberty Global, Inc. (Class A Stock) *	110,000	2,831,400

		5,488,900

Business Services — 5.7%
Alliance Data Systems Corp. *(a)	220,400	12,163,876
Corporate Executive Board Co. (The)	125,000	11,238,750
Iron Mountain, Inc. *(a)	66,800	2,868,392
Mastercard, Inc.	120,000	8,442,000
NAVTEQ Corp. *(a)	58,000	1,514,380

		36,227,398

Chemicals — 2.6%
Airgas, Inc.	189,500	6,854,215
Albemarle Corp.	50,000	2,716,500
Ecolab, Inc. (a)	92,000	3,939,440
Lubrizol Corp. (The)	65,100	2,977,023

		16,487,178

Clothing & Apparel — 2.1%
Coach, Inc. *	340,000	11,696,000
Polo Ralph Lauren Corp.	25,000	1,617,250

		13,313,250

Commercial Services — 1.7%
Corrections Corp. of America *	32,500	1,405,625
Laureate Education, Inc. *	105,000	5,025,300
Pharmaceutical Product Development, Inc. *	115,000	4,104,350

		10,535,275

Computer Hardware — 2.7%
Cognizant Technology Solutions Corp. (Class A Stock) *	190,000	14,071,400
Logitech International SA, ADR (Switzerland) *(a)	129,400	2,815,744

		16,887,144

Computer Services & Software — 5.4%
Akamai Technologies, Inc. *(a)	76,000	3,799,240
Allscripts Healthcare Solutions, Inc. *(a)	130,000	2,918,500
Autodesk, Inc. *	168,300	5,853,474
Cerner Corp. *(a)	189,600	8,607,840
EMC Corp. *	213,200	2,554,136
Microsemi Corp. *(a)	250,000	4,712,500
Microsoft Corp.	225,000	6,149,250

		34,594,940

Computer Software — 1.3%
Network Appliance, Inc. *(a)	225,100	8,330,951

Consumer Products & Services — 1.5%
Fluor Corp.	50,400	3,875,256
Procter & Gamble Co.	90,000	5,578,200

		9,453,456

Diversified — 1.2%
Dover Corp.	124,700	5,915,768
Roper Industries, Inc. (a)	40,900	1,829,866

		7,745,634

Diversified Financial Services — 1.5%
GFI Group, Inc. *(a)	47,500	2,626,275
Moody’s Corp.	104,700	6,845,286

		9,471,561

Drugs & Healthcare — 0.4%
IMS Health, Inc. (a)	93,000	2,477,520

Electronic Components — 1.4%
American Power Conversion Corp.	75,000	1,647,000
Molex, Inc.	90,000	3,507,300
Trimble Navigation Ltd. *	76,700	3,611,036

		8,765,336

Entertainment & Leisure — 3.5%
Gaylord Entertainment Co. *(a)	134,500	5,897,825
Penn National Gaming, Inc. *	127,000	4,638,040
Scientific Games Corp. (Class A Stock) *	129,600	4,121,280
Station Casinos, Inc.	130,000	7,517,900

		22,175,045

Financial Services — 4.3%
AmeriCredit Corp. *	105,000	2,623,950
Chicago Mercantile Exchange Holdings, Inc. (a)	24,000	11,478,000
Citigroup, Inc.	92,400	4,589,508
Nuveen Investments, Inc. (Class A Stock)	170,000	8,709,100

		27,400,558

Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	85,000	4,192,200

Food Products — 1.2%
Corn Products International, Inc.	80,500	2,619,470

AST NEUBERGER BERMAN MID-CAP GROWTH (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)
Dean Foods Co. *	74,500	$3,130,490
H.J. Heinz Co.	50,000	2,096,500

		7,846,460

Healthcare Providers & Services — 0.9%
AmerisourceBergen Corp.	64,400	2,910,880
UnitedHealth Group, Inc.	54,670	2,689,764

		5,600,644

Healthcare Services — 3.2%
American Healthways *(a)	75,300	3,358,380
Psychiatric Solutions, Inc. *	172,200	5,870,298
VCA Antech, Inc. *	184,100	6,638,646
WellCare Health Plans, Inc. *(a)	74,700	4,230,261

		20,097,585

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	52,500	2,469,075
Hilton Hotels Corp.	164,700	4,586,895
Marriott International, Inc. (Class A Stock)	196,200	7,581,168
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	41,500	1,551,270

		16,188,408

Industrial Products — 2.9%
Fastenal Co. (a)	258,000	9,951,060
Precision Castparts Corp.	132,000	8,337,120

		18,288,180

Insurance — 0.5%
Genworth Financial, Inc. (Class A Stock)	90,700	3,175,407

Internet Services — 0.3%
eBay, Inc. *(a)	75,000	2,127,000

Machinery — 2.6%
Caterpillar, Inc.	52,500	3,454,500
Rockwell Automation, Inc.	90,000	5,229,000
Terex Corp. *(a)	83,600	3,780,392
WW Grainger, Inc.	62,500	4,188,750

		16,652,642

Manufacturing — 1.1%
Danaher Corp.	104,500	7,176,015

Media — 1.2%
E.W. Scripps Co. (Class A Stock)	67,500	3,235,275
Time Warner, Inc. *	230,500	4,202,015

		7,437,290

Medical Supplies & Equipment — 7.2%
C.R. Bard, Inc.	81,600	6,120,000
Conor Medsystems, Inc. *	47,900	1,129,003
Cytyc Corp. *	278,600	6,820,128
Gen-Probe, Inc. *	74,500	3,493,305
Hologic, Inc. *(a)	126,700	5,513,984
Intuitive Surgical, Inc. *(a)	24,900	2,625,705
Kyphon, Inc. *(a)	184,500	6,903,990
ResMed, Inc. *	140,000	5,635,000
Varian Medical Systems, Inc. *	134,200	7,164,938

		45,406,053

Metals & Mining — 0.5%
Alpha Natural Resources, Inc. *	52,100	821,096
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	50,000	2,663,000

		3,484,096

Oil, Gas & Consumable Fuels — 5.5%
Denbury Resources, Inc. *	209,500	6,054,550
National-Oilwell Varco, Inc. *	139,000	8,138,450
Range Resources Corp.	249,500	6,297,380
Smith International, Inc. (a)	162,800	6,316,640
Western Oil Sands, Inc. (Class A Stock) *	100,000	2,559,000
XTO Energy, Inc.	135,000	5,687,550

		35,053,570

Pharmaceuticals — 5.0%
Gilead Sciences, Inc. *	110,200	7,570,740
Johnson & Johnson	70,000	4,545,800
MedImmune, Inc. *	31,500	920,115
Novartis AG, ADR (Switzerland)	63,100	3,687,564
Sanofi-Aventis, ADR (France)(a)	66,500	2,957,255
Schering-Plough Corp.	151,600	3,348,844
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	73,983	2,522,081
Vertex Pharmaceuticals, Inc. *(a)	100,000	3,365,000
Warner Chilcott Ltd. (Class A Stock) *(a)	217,500	2,892,750

		31,810,149

Printing & Publishing — 0.3%
Donnelley, (R.R.) & Sons Co.	50,000	1,648,000

Real Estate — 1.7%
CB Richard Ellis Group, Inc. *(a)	447,000	10,996,200

Retail & Merchandising — 4.1%
Ann Taylor Stores Corp. *(a)	145,000	6,069,700
CVS Corp.	88,700	2,849,044
Kohl’s Corp. *	44,300	2,875,956
Nordstrom, Inc.	190,000	8,037,000
Shoppers Drug Mart Corp.	155,600	6,356,260

		26,187,960

Retail Apparel — 0.7%
Abercrombie & Fitch Co. (Class A Stock) (a)	64,000	4,446,720

AST NEUBERGER BERMAN MID-CAP GROWTH (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semi-conductors — 2.6%
MEMC Electronic Materials, Inc. *(a)	150,000	$5,494,500
Microchip Technology, Inc. (a)	206,800	6,704,456
Varian Semiconductor Equipment Associates, Inc. *(a)	121,900	4,473,730

		16,672,686

Software — 0.7%
Citrix Systems, Inc. *	50,000	1,810,500
Electronic Arts, Inc. *	50,000	2,784,000

		4,594,500

Telecommunications — 9.8%
American Tower Corp. (Class A Stock) *	241,100	8,800,150
Arris Group, Inc. *(a)	375,000	4,297,500
CommScope, Inc. *(a)	95,800	3,147,988
Dobson Communications Corp. (Class A Stock) *	400,000	2,808,000
Harris Corp.	97,500	4,337,775
Leap Wireless International, Inc. *	201,500	9,770,735
Motorola, Inc.	166,300	4,157,500
NeuStar, Inc. (Class A Stock) *(a)	140,000	3,885,000
NII Holdings, Inc. *(a)	278,700	17,323,992
VeriFone Holdings, Inc. *(a)	120,000	3,426,000

		61,954,640

Transportation — 1.2%
C.H. Robinson Worldwide, Inc. (a)	110,000	4,903,800
UTI Worldwide, Inc. (British Virgin Islands) (a)	97,500	2,727,075

		7,630,875

Utilities — 1.3%
General Electric Co.	140,000	4,942,000
Peabody Energy Corp.	57,200	2,103,816
The Mirant Corp. *	41,800	1,141,558

		8,187,374

Waste Management — 0.1%
Stericycle, Inc. *	8,000	558,320

Total Long-Term Investments (cost $503,487,876)		635,037,344

SHORT-TERM INVESTMENT — 24.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $152,402,142; includes $152,402,142 of cash collateral for securities on loan) (b)(w)	152,402,142	152,402,142
Total Investments — 124.0% (cost $655,890,018)		787,439,486
Liabilities in Excess of Other Assets — (24.0)%		(152,277,319)

Net Assets — 100.0%		$635,162,167

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $145,215,737; cash collateral of $152,402,142 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace — 1.0%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	305,600	$12,000,912

Automotive Parts — 1.5%
Advance Auto Parts, Inc. *	558,450	18,395,343

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock) *(a)	638,500	18,376,030

Computer Hardware — 1.7%
Lexmark International, Inc., (Class A Stock) *(a)	349,300	20,140,638

Computer Software — 1.4%
Activision, Inc. *	1,067,700	16,122,270

Conglomerates — 0.4%
Johnson Controls, Inc.	66,100	4,742,014

Construction — 12.8%
Beazer Homes USA, Inc.	151,700	5,922,368
Centex Corp. (a)	474,800	24,983,976
Chicago Bridge & Iron Co. NV (Netherlands)	782,200	18,819,732
Hovnanian Enterprises, Inc. (Class A Stock) *(a)	715,900	21,004,506
KB Home	440,600	19,298,280
Lennar Corp. (Class A Stock) (a)	487,500	22,059,375
Meritage Homes Corp. *(a)	455,600	18,957,516
NVR, Inc. *(a)	31,600	16,906,000
Pulte Homes, Inc.	131,000	4,173,660

		152,125,413

Consumer Products & Services — 1.7%
Whirlpool Corp. (a)	244,100	20,531,251

Electronic Components & Equipment — 1.4%
L-3 Communications Holdings, Inc.	214,300	16,786,119

Energy - Coal — 1.6%
Arch Coal, Inc. (a)	672,400	19,439,084

Energy Services — 2.2%
Foundation Coal Holdings, Inc.	311,600	10,086,492
NRG Energy, Inc. *(a)	356,800	16,163,040

		26,249,532

Entertainment & Leisure — 1.8%
Harley-Davidson, Inc.	347,800	21,824,450

Equipment Services — 1.5%
United Rentals, Inc. *(a)	744,900	17,318,925

Financial - Bank & Trust — 0.9%
Hudson City Bancorp, Inc.	810,700	10,741,775

Financial Services — 3.3%
Bear Stearns Cos., Inc. (a)	125,500	17,582,550
IndyMac Bancorp, Inc. (a)	516,800	21,271,488

		38,854,038

Food — 0.8%
Tyson Foods, Inc. (Class A Stock)	619,500	9,837,660

Healthcare Services — 6.5%
Aetna, Inc. *	566,800	22,416,940
Coventry Health Care, Inc. *	387,850	19,982,032
LifePoint Hospitals, Inc. *(a)	423,000	14,940,360
Omnicare, Inc. (a)	469,200	20,217,828

		77,557,160

Industrial Products — 0.8%
Ingersoll-Rand Co. Ltd. (Class A Stock)	256,300	9,734,274

Insurance — 3.9%
CIGNA Corp.	134,400	15,633,408
Endurance Specialty Holdings Ltd. (Bermuda)	600,300	21,166,578
PMI Group, Inc. (The)	213,900	9,370,959

		46,170,945

Internet Services — 2.3%
Check Point Software Technologies Ltd. *	834,200	15,891,510
McAfee, Inc. *	458,700	11,219,802

		27,111,312

Machinery & Equipment — 2.8%
Eaton Corp.	141,000	9,707,850
Manitowoc Company, Inc.	4,300	192,597
Terex Corp. *	518,800	23,460,136

		33,360,583

Medical Products — 0.4%
The Cooper Cos., Inc. (a)	88,777	4,749,569

Metals & Mining — 8.5%
Cleveland-Cliffs, Inc. (a)	396,400	15,106,804
Joy Global, Inc.	542,800	20,414,708
Peabody Energy Corp.	473,600	17,419,008
Phelps Dodge Corp. (a)	351,100	29,738,170
Timken Co.	615,300	18,323,634

		101,002,324

Oil & Gas — 13.7%
Canadian Natural Resources Ltd.	556,900	25,383,502
Denbury Resources, Inc. *	885,100	25,579,390
National Fuel Gas Co.	320,300	11,642,905
Quicksilver Resources, Inc. *(a)	589,750	18,813,025
Southwestern Energy Co. *(a)	603,900	18,038,493
Sunoco, Inc.	103,500	6,436,665
Talisman Energy, Inc. (Canada)	1,202,600	19,698,588
Williams Cos., Inc.	812,600	19,396,762

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
XTO Energy, Inc.	439,809	$18,529,153

		163,518,483

Pharmaceuticals — 1.9%
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	457,500	22,595,925

Real Estate Investment Trust — 4.5%
Annaly Mortgage Management, Inc.	523,500	6,878,790
Colonial Properties Trust (a)	207,500	9,920,575
Developers Diversified Realty Corp. (a)	133,800	7,460,688
First Industrial Realty Trust, Inc. (a)	216,400	9,521,600
Health Care Property Investors, Inc.	102,500	3,182,625
iStar Financial, Inc. (a)	274,800	11,459,160
Ventas, Inc.	145,300	5,599,862

		54,023,300

Retail & Merchandising — 5.4%
Aeropostale, Inc. *(a)	264,900	7,743,027
Hot Topic, Inc. *(a)	843,426	9,395,766
NBTY, Inc. *	492,500	14,415,475
Ross Stores, Inc.	628,700	15,975,267
TJX Cos., Inc. (a)	597,900	16,759,137

		64,288,672

Semiconductors — 0.4%
International Rectifier Corp. *(a)	145,100	5,055,284

Technology - Computer Software — 1.4%
Take-Two Interactive Software, Inc. *(a)	1,152,500	16,434,650

Telecommunications — 1.2%
Arris Group, Inc. *(a)	1,291,700	14,802,882

Transportation — 0.8%
Frontline Ltd. (a)	215,900	8,314,309
Ship Finance International Ltd. (a)	64,590	1,285,341

		9,599,650

Utilities — 6.4%
DPL, Inc. (a)	460,100	12,477,912
Edison International *	362,000	15,073,680
Entergy Corp.	23,500	1,838,405
The Mirant Corp. *	603,500	16,481,585
TXU Corp.	479,100	29,953,332

		75,824,914

Total Long-Term Investments (cost $1,091,205,914)		1,149,315,381

SHORT-TERM INVESTMENT — 27.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $328,680,631; includes $294,626,714 of cash collateral for securities on loan) (b)(w)	328,680,631	328,680,631

Total Investments — 124.0% (cost $1,419,886,545)		1,477,996,012
Liabilities in Excess of Other Assets — (24.0)%		(286,466,927)

NET ASSETS — 100.0%		$1,191,529,085

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $281,460,952; cash collateral of $294,626,714 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Aerospace — 0.9%
General Dynamics Corp.	18,000	$1,290,060

Business Services — 1.9%
URS Corp. *	66,500	2,586,185

Cable Television — 0.6%
Cablevision Systems New York Group (Class A Stock) *	34,500	783,495

Chemicals — 0.7%
Eastman Chemical Co.	14,000	756,280
Valspar Corp.	9,100	242,060

		998,340

Clothing & Apparel — 2.0%
VF Corp.	37,500	2,735,625

Commercial Banks — 0.6%
North Fork Bancorp, Inc.	30,600	876,384

Commercial Services — 0.7%
United Rentals, Inc. *	41,569	966,479

Commercial Services & Supplies — 0.7%
ChoicePoint, Inc. *	26,200	937,960

Communication Equipment — 0.7%
Avaya, Inc. *	80,900	925,496

Computer Hardware — 2.3%
Affiliated Computer Services, Inc. (Class A Stock) *(a)	19,700	1,021,642
Cadence Design Systems, Inc. *	120,700	2,047,072

		3,068,714

Computer Services & Software — 4.4%
Autodesk, Inc. *	26,100	907,758
Avocent Corp. *	22,200	668,664
Computer Sciences Corp. *	59,287	2,912,177
Hyperion Solution, Corp.	42,950	1,480,916

		5,969,515

Construction — 2.3%
D.R. Horton, Inc.	50,400	1,207,080
Hovnanian Enterprises, Inc. (Class A Stock) *(a)	19,500	572,130
Pulte Homes, Inc.	40,200	1,280,772

		3,059,982

Consumer Products & Services — 0.7%
Scotts Co. (The) (Class A Stock)	22,600	1,005,474

Containers & Packaging — 1.6%
Sonoco Products Co.	66,500	2,237,060

Diversified — 2.0%
AptarGroup, Inc.	53,800	2,737,344

Diversified Financial Services — 1.6%
CIT Group, Inc.	20,100	977,463
Countrywide Financial Corp.	32,800	1,149,312

		2,126,775

Drugs & Healthcare — 1.5%
IMS Health, Inc. (a)	77,700	2,069,928

Electronic Components — 3.1%
Flextronics International Ltd. *	247,600	3,129,664
Harman International Industries, Inc.	13,400	1,118,096

		4,247,760

Entertainment & Leisure — 0.4%
Scientific Games Corp. (Class A Stock)	18,700	594,660

Environmental Services — 1.9%
Allied Waste Industries, Inc. *	131,700	1,484,259
Republic Services, Inc.	28,700	1,154,027

		2,638,286

Financial - Bank & Trust — 3.1%
Astoria Financial Corp.	43,600	1,343,752
Compass Banshares, Inc.	49,600	2,826,208

		4,169,960

Financial - Brokerage — 0.8%
Edwards, (A.G.), Inc.	19,200	1,022,976

Financial Services — 2.5%
Eaton Vance Corp.	36,700	1,059,162
Jefferies Group, Inc.	42,000	1,197,000
Raymond James Financial, Inc.	39,400	1,152,056

		3,408,218

Food — 2.0%
Hormel Foods Corp. *	74,100	2,666,118

Healthcare Providers & Services — 2.1%
Covance, Inc. *	27,600	1,832,088
Coventry Health Care, Inc. *	20,200	1,040,704

		2,872,792

Hotels, Restaurants & Leisure — 1.9%
International Game Technology	38,400	1,593,600
Yum! Brands, Inc.	20,000	1,041,000

		2,634,600

Insurance — 6.6%
Lincoln National Corp.	34,000	2,110,720
Old Republic International Corp.	128,125	2,837,969
Protective Life Corp.	24,200	1,107,150
Safeco Corp.	48,800	2,875,784

		8,931,623

Insurance - Health Insurance — 0.5%
CIGNA Corp.	6,400	744,448

Machinery — 2.6%
Cummins, Inc.	15,800	1,883,834
Eaton Corp.	20,200	1,390,770
Snap-on, Inc.	7,100	316,305

		3,590,909

Manufacturing — 0.9%
Harsco Corp.	14,900	1,156,985

AST MID-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment — 4.8%
Bard (C.R.), Inc.	11,800	$885,000
Beckman Coulter, Inc.	65,500	3,770,180
Biomet, Inc.	32,900	1,059,051
Cooper Cos., Inc. (The) (a)	14,800	791,800

		6,506,031

Oil, Gas & Consumable Fuels — 6.3%
Chesapeake Energy Corp.	34,000	985,320
Houston Exploration Co. *(a)	15,400	849,310
Newfield Exploration Co. *	28,900	1,113,806
Noble Corp. (Cayman Islands)	21,600	1,386,288
Pioneer Natural Resources Co.	25,400	993,648
Questar Corp.	23,300	1,905,241
XTO Energy, Inc.	31,500	1,327,095

		8,560,708

Pharmaceuticals — 1.9%
Barr Pharmaceuticals, Inc. *	25,600	1,329,664
Express Scripts, Inc. *	15,800	1,192,742

		2,522,406

Printing & Publishing — 1.5%
Donnelley, (R.R.) & Sons Co.	61,600	2,030,336

Railroads — 0.9%
Union Pacific Corp.	13,600	1,196,800

Real Estate — 1.1%
Boston Properties, Inc. (a)	14,600	1,508,764

Real Estate Investment Trusts — 4.2%
Apartment Investment & Management Co. (Class A Stock)	27,700	1,507,157
Duke Realty Corp. (a)	77,200	2,883,420
Simon Property Group, Inc.	15,100	1,368,362

		5,758,939

Restaurants — 3.5%
Brinker International, Inc.	18,900	757,701
Darden Restaurants, Inc.	94,000	3,992,180

		4,749,881

Retail & Merchandising — 5.0%
Borders Group, Inc.	95,600	1,950,240
Guitar Center, Inc. *(a)	17,900	799,772
Michaels Stores, Inc.	32,000	1,393,280
Ruddick Corp.	60,200	1,567,006
TJX Cos., Inc. (a)	37,100	1,039,913

		6,750,211

Semi-Conductors — 1.6%
International Rectifier Corp. *(a)	22,000	766,480
Microchip Technology, Inc.	42,900	1,390,818

		2,157,298

Telecommunication Services — 0.7%
Harris Corp.	22,100	983,229

Telecommunications — 3.2%
American Tower Corp. (Class A Stock) *	53,000	1,934,500
Corning, Inc. *	100,800	2,460,528

		4,395,028

Transportation — 3.1%
CSX Corp.	30,800	1,011,164
GATX Corp.	28,600	1,183,182
Werner Enterprises, Inc. *	106,300	1,988,873

		4,183,219

Utilities — 5.4%
Consol Energy, Inc.	22,500	713,925
Idacorp, Inc.	72,800	2,752,568
Pinnacle West Capital Corp.	62,800	2,829,140
WPS Resource Corp.	20,700	1,027,341

		7,322,974

Total Long-Term Investments (cost $125,464,810)		131,679,975

SHORT-TERM INVESTMENTS — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $15,791,027; includes $11,244,505 of cash collateral for securities on loan) (b),(w)	15,791,027	15,791,027

Total Investments — 108.4% (cost $141,255,837)		147,471,002
Liabilities in Excess of Other Assets — (8.4)%		(11,367,428)

NET ASSETS — 100.0%		$136,103,574

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $10,706,385; cash collateral of $11,244,505 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Building & Real Estate — 0.6%
Saint Joe Co. (The)(a)	53,700	$2,946,519

Business Services — 0.1%
VeraSun Energy *(a)	44,700	717,435

Chemicals — 3.3%
Dow Chemical Co.	101,500	3,956,470
du Pont, (E.I.) de Nemours & Co.	83,000	3,555,720
Nova Chemicals Corp. (Canada)	85,600	2,628,776
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	71,400	7,439,166

		17,580,132

Construction — 1.2%
Technip SA (France)	106,448	6,049,885

Containers & Packaging — 0.9%
Smurfit-Stone Container Corp. *	418,762	4,690,134

Diversified Metals — 1.7%
Companhia Vale do Rio Doce, ADR (Brazil)	225,100	4,853,156
Nucor Corp.	77,700	3,845,373

		8,698,529

Electronic Components & Equipment — 0.5%
Duke Energy Corp	91,000	2,748,200

Energy Services — 4.1%
Dynegy, Inc. (Class A Stock) *	685,500	3,797,670
Edison International	42,300	1,761,372
NRG Energy, Inc. *	134,800	6,106,440
Peabody Energy Corp.	140,600	5,171,268
W-H Energy Services, Inc. *(a)	111,700	4,632,199

		21,468,949

Exploration & Production — 8.3%
Devon Energy Corp.	135,114	8,532,449
Dresser - Rand Group, Inc. *	67,100	1,368,840
Encore Acquisition Co. *(a)	148,400	3,612,056
Murphy Oil Corp. (a)	245,500	11,673,525
Nexen, Inc. (Canada)	33,900	1,812,294
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	248,200	16,406,020

		43,405,184

Gas Transmission & Distribution — 0.7%
NiSource, Inc.	163,500	3,554,490

Integrated Petroleum — 13.2%
Baker Hughes, Inc.	194,900	13,292,180
BP PLC, ADR (United Kingdom)	162,600	10,663,308
ChevronTexaco Corp.	63,056	4,089,812
Eni SpA, ADR (Italy)(a)	111,300	6,623,463
Exxon Mobil Corp.	253,200	16,989,720
LUKOIL, ADR (Russia)	64,300	4,899,660
Total Fina SA, ADR (France)	193,900	12,785,766

		69,343,909

Machinery & Equipment — 6.7%
AGCO Corp. *	26,700	676,845
Bucyrus International, Inc. (Class A Stock) (a)	34,800	1,476,216
Caterpillar, Inc.	76,300	5,020,540
Deere & Co.	82,200	6,897,402
Finning International, Inc. (Canada)	56,800	1,901,041
Grant Prideco, Inc. *	179,100	6,811,173
Joy Global, Inc.	137,100	5,156,331
Terex Corp. *(a)	160,000	7,235,200

		35,174,748

Metals & Mining — 11.0%
Alcan, Inc. (Canada)	170,000	6,777,900
Arch Coal, Inc. (a)	196,700	5,686,597
BHP Billiton Ltd. (Australia)	623,300	11,906,315
CONSOL Energy, Inc.	200,700	6,368,211
International Coal Group, Inc. *(a)	307,200	1,296,384
Mechel OAO, ADR (Russia)(a)	105,100	2,133,530
Newmont Mining Corp.	162,826	6,960,811
Rio Tinto PLC (United Kingdom)	167,987	7,948,158
Teck Cominco Ltd. (Class B Stock) (Canada)	140,300	8,767,347

		57,845,253

Oil & Gas — 15.7%
Bill Barrett Corp. *(a)	68,700	1,687,272
Compton Petroleum Corp. *	225,700	2,252,486
Diamond Offshore Drilling, Inc. (a)	178,600	12,925,282
Halliburton Co.	60,300	1,715,535
Helmerich & Payne, Inc.	59,300	1,365,679
Hess Corp.	31,200	1,292,304
Hugoton Royalty Trust	1	26
Key Energy Services, Inc. *	54,600	742,560
Mol Magyar Olaj-Es Gazipari Rt., GDR (Bermuda)	29,100	2,611,725
Nabors Industries Ltd. (Bermuda) *(a)	120,500	3,584,875
Petroleo Brasileiro SA, ADR (Brazil)	44,800	3,352,832
Schlumberger Ltd.	295,900	18,354,677
Statoll ASA (Norway)	436,750	10,322,172
Transocean, Inc. (Cayman Islands)*	143,200	10,486,536
Valero Energy Corp.	96,034	4,942,870
Williams Cos., Inc.	272,800	6,511,736

		82,148,567

Oil Field Equipment & Services — 3.1%
Cameron International Corp. *(a)	337,600	16,309,456

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil, Gas and Consumable Fuel — 1.0%
Repsol YPF SA (Spain)	171,508	$5,104,288

Paper & Forest Products — 4.1%
Domtar, Inc. (Canada)*	250,100	1,473,089
International Paper Co.	229,200	7,937,196
Kimberly-Clark Corp.	62,500	4,085,000
Potlatch Corp. (a)	85,600	3,175,760
Weyerhaeuser Co.	79,300	4,879,329

		21,550,374

Petroleum Exploration & Production — 14.9%
Anadarko Petroleum Corp.	85,700	3,756,231
BG Group PLC (United Kingdom)	405,200	4,923,792
BJ Services Co.	309,200	9,316,196
Canadian Natural Resources Ltd. (Canada)	271,400	12,370,412
ConocoPhillips	229,556	13,665,469
EOG Resources, Inc. (a)	115,600	7,519,780
FMC Technologies, Inc. *	84,900	4,559,130
Newfield Exploration Co. *	47,200	1,819,088
Noble Corp. (Cayman Islands)	116,500	7,476,970
Smith International, Inc.	298,900	11,597,320
XTO Energy, Inc.	30,476	1,283,954

		78,288,342

Precious Metals — 1.3%
Meridian Gold, Inc. *	266,300	6,620,218

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	47,100	3,459,024

Real Estate Investment Trust — 2.9%
AMB Property Corp.	50,600	2,788,566
Archstone-Smith Trust	48,000	2,613,120
Boston Properties, Inc. (a)	26,900	2,779,846
Camden Property Trust (a)	33,000	2,508,330
Duke-Weeks Realty Corp. (a)	45,730	1,708,015
ProLogis	34,715	1,980,838
Simon Property Group, Inc.	11,800	1,069,316

		15,448,031

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)	42,600	1,507,188

Total Long-Term Investments (cost $452,384,419)		504,658,855

SHORT-TERM INVESTMENTS — 18.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $86,050,685; includes $78,589,580 of cash collateral for securities on loan) (b)(w)	86,050,685	86,050,685

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COMMERCIAL PAPER — 2.1%
Atlantic Asset Securitization Corp., 144A (h) (cost $2,992,534; purchased 09/20/06)
5.29%	10/19/06		$3,000	2,992,534
Old Line Funding Corp., 144A (h) (cost $4,998,539; purchased 8/21/06)
5.26%	10/04/06		5,000	4,998,539
Preferred Receivable Funding., 144A (h) (cost $3,000,000; purchased 9/05/06)
5.26%	10/02/06		3,000	3,000,000

				10,991,073

Total Short-Term Investments (cost $97,041,758)				97,041,758

Total Investments — 114.8% (cost $549,426,177)				601,700,613
Liabilities in Excess of Other Assets — (14.8)%				(77,473,265)

NET ASSETS — 100.0%				$524,227,348

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $75,986,447; cash collateral of $78,589,580 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $10,991,073. The aggregate market value of $10,991,073 is approximately 2.1% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(n)	Rates shown are the effective yields at purchase date.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Advertising — 4.9%
Lamar Advertising Co. (Class A Stock) *(a)	318,100	$16,989,721
Sepracor, Inc. *(a)	265,900	12,880,196
SLM Corp. (a)	441,300	22,938,774

		52,808,691

Airlines — 1.8%
Southwest Airlines Co.	1,169,900	19,490,534

Broadcast & Cable/Satellite TV — 1.2%
EchoStar Communications Corp. (Class A Stock) *(a)	406,500	13,308,810

Business Services — 1.7%
Accenture Ltd. (Class A Stock) (Bermuda)	579,200	18,366,432

Computer Services & Software — 6.4%
Automatic Data Processing, Inc.	355,000	16,805,700
Microsoft Corp.	1,282,600	35,053,458
NAVTEQ Corp. *(a)	310,500	8,107,155
Red Hat, Inc. *(a)	412,700	8,699,716

		68,666,029

Computers — 1.4%
Apple Computer, Inc. *	189,500	14,597,185

Consumer Staples - Home Products — 1.5%
Harman International Industries, Inc.	189,100	15,778,504

Electronic Components & Equipment — 5.3%
General Electric Co.	1,598,300	56,419,990

Electronics — 1.0%
Garmin Ltd. (a)	218,200	10,643,796

Entertainment & Leisure — 3.1%
International Game Technology (a)	528,400	21,928,600
Wynn Resorts Ltd. *(a)	171,000	11,629,710

		33,558,310

Farming & Agriculture — 0.9%
Monsanto Co.	207,500	9,754,575

Financial - Consumer — 1.0%
TD Ameritrade Holding Corp. *	579,400	10,921,690

Financial Services — 8.9%
E*TRADE Financial Corp. *	626,700	14,990,664
Franklin Resources, Inc.	167,500	17,713,125
Legg Mason, Inc.	162,500	16,389,750
Morgan Stanley	238,700	17,403,617
State Street Corp.	457,200	28,529,280

		95,026,436

Food — 1.6%
Sysco Corp. (a)	509,400	17,039,430

Healthcare Services — 5.7%
Caremark Rx, Inc.	354,700	20,100,849
Humana, Inc. *	220,100	14,546,409
UnitedHealth Group, Inc.	530,700	26,110,440

		60,757,698

Insurance — 0.9%
WellPoint, Inc. *	127,400	9,816,170

Internet Services — 8.0%
Google, Inc. (Class A Stock) *(a)	58,500	23,511,150
Juniper Networks, Inc. *(a)	1,780,000	30,758,400
Monster Worldwide, Inc. *(a)	212,300	7,683,137
Yahoo!, Inc. *(a)	926,200	23,414,336

		85,367,023

Manufacturing — 2.1%
Danaher Corp.	328,000	22,523,760

Medical Supplies & Equipment — 4.2%
Amgen, Inc. *(a)	221,400	15,836,742
Medtronic, Inc. (a)	387,900	18,014,076
St. Jude Medical, Inc. *(a)	310,100	10,943,429

		44,794,247

Oil & Gas — 1.9%
Schlumberger Ltd. (Netherlands)	169,000	10,483,070
Transocean, Inc. (Cayman Islands)*	143,100	10,479,213

		20,962,283

Pharmaceuticals — 5.5%
Celgene Corp. *(a)	182,300	7,893,590
Cephalon, Inc. *(a)	114,400	7,064,200
Genentech, Inc. *(a)	207,100	17,127,170
Gilead Sciences, Inc. *	273,400	18,782,580
Medco Health Solutions, Inc. *	130,300	7,832,333

		58,699,873

Retail & Merchandising — 9.6%
Amazon.Com, Inc. *(a)	564,600	18,134,952
Kohl’s Corp. *	373,200	24,228,144
Target Corp.	303,200	16,751,800
Wal-Mart Stores, Inc.	474,600	23,407,272
Walgreen Co.	456,300	20,255,157

		102,777,325

Semiconductors — 12.6%
Analog Devices, Inc.	642,000	18,868,380
Applied Materials, Inc. (a)	1,276,600	22,634,118
Intel Corp. (a)	666,600	13,711,962
Marvell Technology Group Ltd. (Bermuda)*	1,243,600	24,088,532
Maxim Integrated Products, Inc.	736,400	20,670,748
Texas Instruments, Inc.	415,800	13,825,350
Xilinx, Inc.	979,400	21,497,830

		135,296,920

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Software — 1.4%
Adobe Systems, Inc. *	397,700	$14,893,865

Telecommunications — 5.3%
American Tower Corp., (Class A Stock) *	1,039,800	37,952,700
Corning, Inc. *	363,300	8,868,153
Telefonaktiebolaget LM Ericsson, ADR (Sweden)(a)	286,600	9,873,370

		56,694,223

Total Long-Term Investments (cost $1,036,822,824)		1,048,963,799

SHORT-TERM INVESTMENT — 22.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $236,631,334; includes $206,562,997 of cash collateral for securities on loan) (b)(w)	236,631,334	236,631,334

Total Investments — 120.0% (cost $1,273,454,158)		1,285,595,133
Liabilities in Excess of Other Assets — (20.0)%		(214,309,943)

NET ASSETS — 100.0%		$1,071,285,190

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $198,921,628; cash collateral of $206,562,997 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	45,600	$3,595,560
United Technologies Corp.	101,160	6,408,486

		10,004,046

Beverages — 1.4%
PepsiCo, Inc.	99,520	6,494,675

Biotechnology — 0.7%
Genentech, Inc. *	19,800	1,637,460
MedImmune, Inc. *	56,500	1,650,365

		3,287,825

Business Services — 1.4%
Amdocs Ltd. *(a)	159,910	6,332,436

Chemicals — 0.3%
Praxair, Inc. *	19,500	1,153,620

Clothing & Apparel — 1.5%
Coach, Inc. *	66,600	2,291,040
NIKE, Inc. (Class B Stock)	51,350	4,499,287

		6,790,327

Commercial Services — 1.2%
McKesson Corp.	54,300	2,862,696
Moody’s Corp.	40,700	2,660,966

		5,523,662

Computer Hardware — 4.7%
Apple Computer, Inc. *	92,720	7,142,222
Hewlett-Packard Co.	212,200	7,785,618
Network Appliance, Inc. *(a)	88,200	3,264,282
Sandisk Corp. *(a)	55,100	2,950,054

		21,142,176

Computer Services — 2.6%
EMC Corp. *	377,570	4,523,289
First Data Corp.	172,500	7,245,000

		11,768,289

Computer Services & Software — 0.5%
Symantec Corp. *(a)	112,800	2,400,384

Conglomerates — 3.0%
Altria Group, Inc. *	41,600	3,184,480
General Electric Co.	274,840	9,701,852
Textron, Inc.	7,300	638,750

		13,525,082

Consumer Products & Services — 2.1%
Procter & Gamble Co.	150,300	9,315,594

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	51,500	3,198,150

Distribution/Wholesale — 0.7%
W.W. Grainger, Inc. (a)	47,400	3,176,748

Electronics — 1.2%
Fisher Scientific International, Inc. *(a)	71,400	5,586,336

Entertainment & Leisure — 3.1%
International Game Technology Group, Inc.	129,300	5,365,950
Las Vegas Sands Corp. *	37,200	2,542,620
Royal Caribbean Cruises Ltd.	63,400	2,460,554
Time Warner, Inc. *	185,400	3,379,842

		13,748,966

Farming & Agriculture — 1.0%
Monsanto Co.	97,800	4,597,578

Financial - Bank & Trust — 1.3%
Mellon Financial Corp.	63,700	2,490,670
State Street Corp.	53,300	3,325,920

		5,816,590

Financial Services — 8.3%
American Express Co.	100,909	5,658,977
Chicago Mercantile Exchange Holdings, Inc. (a)	5,100	2,439,075
Countrywide Financial Corp. (a)	25,100	879,504
E*trade Financial Corp. *	66,900	1,600,248
Goldman Sachs Group, Inc.	14,100	2,385,297
JPMorgan Chase & Co. (a)	80,400	3,775,584
Legg Mason, Inc.	30,700	3,096,402
Morgan Stanley Dean Witter & Co.	43,700	3,186,167
Schwab, (Charles) Corp.	336,000	6,014,400
SLM Corp. (a)	70,790	3,679,664
UBS AG (Switzerland)	77,658	4,645,382

		37,360,700

Food — 1.5%
Dean Foods Co. *	29,000	1,218,580
Nestle SA (Switzerland)	16,382	5,711,985

		6,930,565

Health Care — 0.5%
DaVita, Inc. *	39,700	2,297,439

Healthcare Products — 1.5%
Henry Schein, Inc. *	36,600	1,835,124
Stryker Corp.	100,500	4,983,795

		6,818,919

Hotels & Motels — 0.5%
Harrah’s Entertainment, Inc.	34,800	2,311,764

Industrial Products — 0.8%
Precision Castparts Corp.	55,200	3,486,432

Insurance — 1.0%
AFLAC, Inc. (a)	50,200	2,297,152
WellPoint, Inc. *	28,500	2,195,925

		4,493,077

AST MFS GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Internet Services — 4.2%
Akamai Technologies, Inc. *(a)	27,400	$1,369,726
Checkfree Corp. *(a)	55,600	2,297,392
eBay, Inc. *(a)	111,300	3,156,468
Google, Inc. (Class A Stock) *	20,580	8,271,102
Yahoo!, Inc. *(a)	151,600	3,832,448

		18,927,136

Machinery & Equipment — 2.0%
Deere & Co.	76,400	6,410,724
Rockwell Automation, Inc.	46,800	2,719,080

		9,129,804

Media — 0.6%
McGraw-Hill Cos., Inc.	46,700	2,710,001

Medical Supplies & Equipment — 7.1%
Advanced Medical Optics *(a)	95,040	3,758,832
Amgen, Inc. *	128,230	9,172,292
Baxter International, Inc.	100,400	4,564,184
DENTSPLY International, Inc.	28,000	843,080
Genzyme Corp. *	86,580	5,841,552
Medtronic, Inc. (a)	116,790	5,423,728
St. Jude Medical, Inc. *	59,600	2,103,284

		31,706,952

Miscellaneous Manufacturing — 0.8%
Danaher Corp.	50,600	3,474,702

Multimedia — 1.4%
News Corp. (Class A Stock)	313,500	6,160,275

Network/Hardware — 4.3%
Cisco Systems, Inc. *	526,860	12,117,780
Corning, Inc. *	118,770	2,899,176
QUALCOMM, Inc.	120,260	4,371,451

		19,388,407

Oil & Gas — 3.3%
Devon Energy Corp.	34,900	2,203,935
Schlumberger Ltd.	116,100	7,201,683
Transocean, Inc. (Cayman Islands) *	31,400	2,299,422
XTO Energy, Inc.	74,900	3,155,537

		14,860,577

Oil, Gas & Consumable Fuels — 0.5%
Exxon Mobil Corp.	33,100	2,221,010

Pharmaceuticals — 7.4%
Allergan, Inc. (a)	51,500	5,799,415
Celgene Corp. *(a)	175,700	7,607,810
Eli Lilly & Co.	60,840	3,467,880
Johnson & Johnson	128,068	8,316,736
Roche Holding AG (Switzerland)	46,440	8,029,372

		33,221,213

Publishing — 0.3%
Getty Images, Inc. *	22,800	1,132,704

Restaurants — 0.5%
Cheesecake Factory, Inc. (The) *	43,500	1,182,765
Yum! Brands, Inc.	22,600	1,176,330

		2,359,095

Retail & Merchandising — 6.3%
Aeropostale, Inc. *	75,800	2,215,634
Best Buy Co., Inc.	46,800	2,506,608
CVS Corp.	157,700	5,065,324
Family Dollar Stores, Inc.	23,500	687,140
Kohl’s Corp. *	36,620	2,377,370
Lowe’s Cos., Inc.	118,200	3,316,692
Staples, Inc.	297,500	7,238,175
Target Corp.	84,940	4,692,935

		28,099,878

Semiconductors — 3.3%
Applied Materials, Inc. *	128,200	2,272,986
Intel Corp. (a)	383,500	7,888,595
Marvell Technology Group Ltd. (Bermuda) *	183,300	3,550,521
Texas Instruments, Inc.	34,700	1,153,775

		14,865,877

Software — 7.5%
Adobe Systems, Inc. *	286,200	10,718,190
Electronic Arts, Inc. *(a)	122,560	6,824,141
Microsoft Corp.	320,870	8,769,377
Oracle Corp. *(a)	424,120	7,523,889

		33,835,597

Telecommunications — 1.4%
America Movil SA de CV (Class L Stock), ADR (Mexico)	155,160	6,108,649

Transportation — 1.9%
Burlington North Santa Fe Corp.	103,600	7,608,384
FedEx Corp.	9,980	1,084,626

		8,693,010

Total Long-Term Investments (cost $409,238,890)		434,456,267

SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $57,944,607; includes $57,943,987 of cash collateral for securities on loan) (b)(w)	57,944,607	57,944,607

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COMMERCIAL PAPER — 5.0%
Cargill, Inc. (g)
5.33%	10/02/06	A-1+	10,790	10,790,000

AST MFS GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Citigroup Funding, Inc.
5.35%	10/02/06	A-1+	$11,651	$11,651,000

Total Commercial Paper (cost $22,441,000)				22,441,000

Total Short-Term Investments (cost $80,385,607)				80,385,607

Total Investments — 114.4% (cost $489,624,497)				514,841,874
Liabilities in Excess of Other Assets — (14.4)%				(64,776,997)

NET ASSETS — 100.0%				$450,064,877

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $55,401,787; cash collateral of $57,943,987 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.1%
COMMON STOCKS
Aerospace — 6.8%
General Dynamics Corp.	1,543,395	$110,615,120
Lockheed Martin Corp.	828,591	71,308,541
United Technologies Corp.	1,021,019	64,681,554

		246,605,215

Automobile Manufacturers — 2.4%
Toyota Motor Corp. ADR (Japan)	804,268	87,584,785

Banks — 3.0%
Wells Fargo & Co. (a)	2,984,637	107,984,167

Beverages — 1.4%
Heinekin NV ADR (Netherlands)	1,441,095	32,923,112
PepsiCo, Inc.	264,931	17,289,397

		50,212,509

Chemicals — 0.2%
Praxair, Inc. *	156,718	9,271,437

Construction — 1.8%
KB Home (a)	778,564	34,101,103
Lennar Corp. (Class A Stock) (a)	698,714	31,616,809

		65,717,912

Consumer Products & Services — 4.3%
Procter & Gamble Co. (a)	2,519,420	156,153,652

Entertainment & Leisure — 4.8%
Las Vegas Sands Corp. *(a)	983,425	67,217,099
Station Casinos, Inc. (a)	450,301	26,040,907
Wynn Resorts Ltd. *(a)	1,185,639	80,635,308

		173,893,314

Farming & Agriculture — 1.9%
Monsanto Co.	1,454,017	68,353,339

Financial Services — 13.1%
Goldman Sachs Group, Inc. (a)	1,140,607	192,956,486
Lehman Brothers Holdings, Inc.	1,627,896	120,236,399
UBS AG (Switzerland)	2,751,813	163,210,029

		476,402,914

Food — 1.6%
Archer-Daniels-Midland Co.	1,503,839	56,965,421

Healthcare Services — 7.0%
Quest Diagnostics, Inc.	316,375	19,349,495
UnitedHealth Group, Inc.	4,744,772	233,442,782

		252,792,277

Hotels & Motels — 2.9%
Four Seasons Hotels, Inc. (Canada) (a)	545,714	34,843,839
MGM Mirage *(a)	1,781,036	70,333,112

		105,176,951

Industrial Gases — 0.2%
Air Products & Chemicals, Inc. (a)	87,211	5,788,194

Insurance — 1.6%
Genworth Financial, Inc. (Class A Stock) (a)	807,384	28,266,514
The Progressive Corp.	1,154,980	28,343,209

		56,609,723

Machinery & Equipment — 1.9%
Caterpillar, Inc. *	1,025,635	67,486,783

Media — 4.0%
Comcast Corp. *(a)	3,980,892	146,695,870

Medical Supplies & Equipment — 2.6%
Abbott Laboratories	943,960	45,838,698
Genzyme Corp. *	727,430	49,079,702

		94,918,400

Metals & Mining — 0.9%
Peabody Energy Corp.	885,269	32,560,194

Oil & Gas — 2.3%
Halliburton Co.	395,048	11,239,116
Schlumberger Ltd.	1,185,445	73,533,153

		84,772,269

Pharmaceuticals — 6.5%
Amylin Pharmaceuticals, Inc. *(a)	1,215,884	53,584,008
Genentech, Inc. *	2,199,363	181,887,320

		235,471,328

Railroads — 6.1%
Burlington North Santa Fe Corp.	1,832,725	134,595,324
Union Pacific Corp.	996,829	87,720,952

		222,316,276

Real Estate Operating Companies — 0.8%
CB Richard Ellis Group, Inc. *(a)	187,479	4,611,983
Saint Joe Co. (The) (a)	469,099	25,739,462

		30,351,445

Restaurants — 3.4%
Starbucks Corp. *(a)	1,639,148	55,812,990
Yum! Brands, Inc.	1,319,663	68,688,459

		124,501,449

Retail & Merchandising — 4.1%
Lowe’s Cos., Inc. (a)	3,144,548	88,236,017
Target Corp. (a)	939,239	51,892,954
Walgreen Co.	202,184	8,974,948

		149,103,919

Semiconductors — 1.2%
Texas Instruments, Inc. (a)	1,321,006	43,923,449

Telecommunications — 4.1%
America Movil SA de CV ADR (Mexico)	1,354,899	53,342,374
Cisco Systems, Inc. *	2,359,205	54,261,715
Motorola, Inc.	1,598,347	39,958,675

		147,562,764

Transportation — 3.2%
FedEx Corp.	1,065,343	115,781,477

AST MARSICO CAPITAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Total Long-Term Investments (cost $2,838,779,087)		3,414,957,433

SHORT-TERM INVESTMENT — 17.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $617,638,752; includes $488,833,742 of cash collateral for securities on loan) (b)(w)	617,638,752	$617,638,752

Total Investments — 111.1% (cost $3,456,417,839)		4,032,596,185
Liabilities in Excess of Other Assets — (11.1)%		(403,321,300)

NET ASSETS — 100.0%		$3,629,274,885

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $473,391,158; cash collateral of $488,833,742 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace — 1.7%
United Technologies Corp.	170,700	$10,813,845

Beverages — 4.0%
PepsiCo, Inc.	394,100	25,718,966

Biotechnology — 4.1%
Amgen, Inc. *(a)	176,000	12,589,280
MedImmune, Inc. *(a)	465,900	13,608,939

		26,198,219

Broadcasting — 1.7%
XM Satellite Radio Holdings,Inc. (Class A Stock) *(a)	847,040	10,918,346

Commercial Services — 5.5%
McGraw-Hill Cos., Inc.	605,384	35,130,433

Computer Hardware — 0.9%
EMC Corp. *	481,694	5,770,694

Computer Services — 6.6%
Checkfree Corp. *(a)	252,580	10,436,606
First Data Corp.	765,830	32,164,860

		42,601,466

Computer Software — 6.6%
Electronic Arts, Inc. *(a)	372,640	20,748,595
Microsoft Corp.	796,464	21,767,361

		42,515,956

Consumer Services — 0.9%
Realogy Corp. *	258,683	5,866,930

Financials — 2.9%
Charles Schwab Corp.	1,051,050	18,813,795

Gaming/Lodging — 3.3%
Harrah’s Entertainment, Inc.	314,953	20,922,328

Internet & Online — 6.5%
Google, Inc. (Class A Stock) *	52,920	21,268,548
Yahoo!, Inc. *(a)	809,640	20,467,699

		41,736,247

Medical Products — 6.0%
Medtronic, Inc.	178,510	8,290,004
St. Jude Medical, Inc. *	309,028	10,905,598
Stryker Corp.	201,591	9,996,898
Zimmer Holdings, Inc. *	141,539	9,553,883

		38,746,383

Movies & Entertainment — 3.1%
Time Warner, Inc. *	336,894	6,141,578
Viacom, Inc. (Class B Stock) *	376,130	13,984,513

		20,126,091

Networking/Telecom Equipment — 5.2%
Cisco Systems, Inc. *	617,560	14,203,880
Research in Motion Ltd. *(a)	188,120	19,312,399

		33,516,279

Oil & Gas — 3.8%
Suncor Energy, Inc.	339,560	24,465,298

Oil Well Services & Equipment — 7.3%
Baker Hughes, Inc.	280,410	19,123,962
Schlumberger Ltd.	445,720	27,648,011

		46,771,973

Pharmacy Benefit Manager — 4.0%
Caremark Rx, Inc. *	455,618	25,819,872

Retailing — 4.7%
Lowe’s Cos., Inc.	424,000	11,897,440
Target Corp.	324,440	17,925,310

		29,822,750

Semiconductors — 5.2%
Linear Technology Corp.	528,460	16,445,675
QUALCOMM, Inc.	468,390	17,025,977

		33,471,652

Specialty Finance — 9.4%
American Express Co.	272,880	15,303,111
Freddie Mac	672,937	44,635,911

		59,939,022

Telecommunications — 5.7%
American Tower Corp. (Class A Stock) *(a)	624,620	22,798,630
Crown Castle International Corp. *(a)	389,890	13,739,724

		36,538,354

Total Long-Term Investments (cost $558,948,368)		636,224,899

SHORT-TERM INVESTMENT — 18.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $119,066,408; includes $114,969,287 of cash collateral for securities on loan) (b)(w)	119,066,408	119,066,408

Total Investments — 117.7% (cost $678,014,776)		755,291,307
Liabilities in Excess of Other Assets — (17.7)%		(113,389,409)

NET ASSETS — 100.0%		$641,901,898

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $114,997,379; cash collateral of $114,969,287 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS
Aerospace — 3.0%
General Dynamics Corp.	9,100	$652,197
Northrop Grumman Corp.	45,600	3,103,992
Raytheon Co.	83,900	4,028,039

		7,784,228

Automobile Manufacturers — 0.6%
PACCAR, Inc.	27,950	1,593,709

Automotive Parts — 0.8%
TRW Automotive Holdings Corp. *	85,300	2,053,171

Banks — 0.1%
M&T Bank Corp.	2,000	239,920

Beverages — 1.5%
Pepsi Bottling Group, Inc.	110,400	3,919,200

Broadcasting & Cable — 2.6%
Clear Channel Communications, Inc.	117,300	3,384,105
Comcast Corp. (Class A Stock) *	96,800	3,567,080

		6,951,185

Chemicals — 1.0%
Lyondell Chemical Co. (a)	99,400	2,521,778

Clothing & Apparel — 0.8%
Jones Apparel Group, Inc.	62,400	2,024,256

Computer Hardware — 1.4%
Hewlett-Packard Co.	101,800	3,735,042

Computer Services & Software — 0.3%
Computer Sciences Corp. *	17,600	864,512

Conglomerates — 0.8%
Altria Group, Inc.	27,600	2,112,780

Consumer Products & Services — 1.6%
Alberto-Culver Co. (Class B Stock)	2,200	111,298
Colgate-Palmolive Co.	47,900	2,974,590
Procter & Gamble Co.	16,000	991,680

		4,077,568

Consumer Staples - Food & Beverage — 0.4%
Smithfield Foods, Inc. *	36,100	975,422

Diversified Operations
Thornburg Mortgage Asset Corp.	3,400	86,598

Electric — 0.2%
Pepco Holdings, Inc.	18,700	451,979

Electronic Components & Equipment — 1.5%
Duke Energy Corp.	17,400	525,480
General Electric Co.	76,000	2,682,800
Parker Hannifin Corp.	8,300	645,159

		3,853,439

Electronic Equipment & Instruments — 0.7%
Tech Data Corp. *(a)	53,400	1,950,702

Entertainment & Leisure — 1.6%
Walt Disney Co.	139,600	4,315,036

Financial - Bank & Trust — 8.6%
Bank of America Corp.	202,500	10,847,925
U.S. Bancorp	133,400	4,431,548
Wells Fargo & Co.	204,200	7,387,956
Zions Bancorp	300	23,943

		22,691,372

Financial Services — 13.3%
Ambac Financial Group, Inc.	17,200	1,423,300
Bear Stearns Cos., Inc. (a)	27,600	3,866,760
CIT Group, Inc.	7,200	350,136
Citigroup, Inc.	92,475	4,593,233
Goldman Sachs Group, Inc.	22,500	3,806,325
J.P. Morgan Chase & Co.	200,284	9,405,337
KeyCorp	98,200	3,676,608
Lehman Brothers Holdings, Inc.	29,000	2,141,940
Merrill Lynch & Co., Inc.	29,100	2,276,202
PNC Financial Services Group, Inc.	48,300	3,498,852

		35,038,693

Food — 2.4%
Campbell Soup Co.	16,300	594,950
General Mills, Inc.	44,000	2,490,400
Kroger Co. (The) *	85,200	1,971,528
Safeway, Inc. *	43,600	1,323,260

		6,380,138

Furniture — 0.8%
Leggett & Platt, Inc.	83,800	2,097,514

Healthcare Services — 0.7%
WellPoint, Inc. *	23,400	1,802,970

Hotels & Motels — 0.3%
Host Hotels & Resorts, Inc.	33,700	772,741

Household Products — 0.3%
Kimberly-Clark Corp.	10,800	705,888

Insurance — 6.3%
Alleghany Corp. *(a)	444	128,320
American Financial Group, Inc.	78,600	3,688,698
American International Group, Inc.	17,400	1,152,924
Berkley, (W.R.) Corp. (a)	90,287	3,195,257
Genworth Financial, Inc. (Class A Stock)	28,900	1,011,789
HCC Insurance Holdings, Inc. *	61,700	2,028,696
Loews Corp. *	37,300	1,413,670
MetLife, Inc. (a)	59,000	3,344,120
Radian Group, Inc.	8,700	522,000

		16,485,474

Machinery & Equipment — 0.1%
AGCO Corp. *	10,000	253,500

Medical Products & Services — 1.1%
AmerisourceBergen Corp.	63,300	2,861,160

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment — 1.0%
Abbott Laboratories	56,100	$2,724,216

Metals & Mining — 3.2%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	34,300	1,826,818
Nucor Corp.	53,000	2,622,970
Reliance Steel & Aluminum Co.	64,300	2,066,602
Steel Dynamics, Inc.	35,700	1,801,065
United States Steel Corp. (a)	4,100	236,488

		8,553,943

Oil & Gas — 11.6%
Anadarko Petroleum Corp.	76,000	3,331,080
ChevronTexaco Corp.	31,000	2,010,660
ConocoPhillips	101,900	6,066,107
Devon Energy Corp.	18,100	1,143,015
Exxon Mobil Corp.	175,400	11,769,340
Hess Corp.	63,600	2,634,312
Valero Energy Corp.	59,400	3,057,318
Williams Cos., Inc. (The)	27,400	654,038

		30,665,870

Paper & Forest Products — 0.1%
Rayonier, Inc.	10,050	379,890

Pharmaceuticals — 5.1%
McKesson Corp.	54,200	2,857,424
Merck & Co., Inc.	48,900	2,048,910
Pfizer, Inc.	300,200	8,513,672

		13,420,006

Real Estate Investment Trust — 2.6%
Apartment Investment & Management Co. (Class A Stock)	9,800	533,218
Archstone-Smith Trust	15,700	854,708
Camden Property Trust (a)	600	45,606
Equity Office Properties Trust (a)	21,900	870,744
Equity Residential Properties Trust	17,700	895,266
Federal Realty Investment Trust	2,800	208,040
Kimco Realty Corp.	8,400	360,108
Mack-Cali Realty Corp. (a)	4,700	243,460
ProLogis	15,100	861,606
Public Storage, Inc.	6,600	567,534
Regency Centers Corp.	1,600	110,016
Simon Property Group, Inc.	5,500	498,410
Vornado Realty Trust	7,800	850,200

		6,898,916

Restaurants — 0.6%
McDonald’s Corp.	43,000	1,682,160

Retail & Merchandising — 1.0%
Dollar Tree Stores, Inc. *	49,700	1,538,712
OfficeMax, Inc.	24,600	1,002,204

		2,540,916

Semiconductors — 1.3%
Freescale Semiconductor, Inc. (Class B Stock) *	53,200	2,022,132
Micron Technology, Inc. *	76,800	1,336,320

		3,358,452

Telecommunications — 5.2%
AT&T, Inc. (a)	85,700	2,790,392
Citizens Communications Co.	150,600	2,114,424
Telephone & Data Systems, Inc.	21,900	921,990
Verizon Communications, Inc.	205,100	7,615,363
Windstream Corp.	16,129	212,745

		13,654,914

Transportation — 1.9%
Overseas Shipholding Group, Inc.	38,900	2,402,853
Ryder System, Inc.	52,500	2,713,200

		5,116,053

Utilities — 4.2%
American Electric Power Co., Inc.	23,700	861,969
Edison International *	14,700	612,108
FirstEnergy Corp.	86,500	4,831,890
PPL Corp.	3,500	115,150
Sempra Energy *	92,600	4,653,150

		11,074,267

Total Common Stocks (cost $216,553,064)		238,669,578

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE OBLIGATIONS
Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes (cost $12,750) (g)(i)
Zero	04/15/07	NR	$40	4

Total Long-Term Investments (cost $216,565,814)				238,669,582
SHORT-TERM INVESTMENTS — 14.8%

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 14.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $37,656,733; includes $15,654,692 of cash collateral for securities on loan) (b)(w)	37,656,733	37,656,733

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills (cost $1,331,910) (k)(n)
4.97%	10/19/06	$1,335	1,331,953

Total Short-Term Investments (cost $38,988,643)			38,988,686

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Total Investments — 105.4% (cost $255,554,457)	277,658,268
Liabilities in Excess of Other Assets(u) — (5.4)%	(14,291,887)

NET ASSETS — 100.0%	$263,366,381

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $15,040,474; cash collateral of $15,654,692 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions:
69	S & P 500	Dec 06	$22,941,400	$23,208,150	$266,750

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.7%
COMMON STOCKS
Aerospace & Defense — 1.6%
Goodrich Corp.	51,900	$2,102,988
Honeywell International, Inc.	19,000	777,100
Lockheed Martin Corp.	135,500	11,661,130
Northrop Grumman Corp.	87,800	5,976,546
Raytheon Co.	145,650	6,992,657

		27,510,421

Agriculture — 1.4%
UST, Inc. (a)	437,000	23,960,710

Auto Components — 0.6%
Johnson Controls, Inc.	88,000	6,313,120
Magna International, Inc. (Class A Stock) (a)	48,350	3,531,001

		9,844,121

Automotive Parts — 0.2%
Advance Auto Parts, Inc. *	27,000	889,380
Paccar, Inc.	46,150	2,631,473

		3,520,853

Beverages — 0.4%
Coca-Cola Co.	52,100	2,327,828
Coca-Cola Enterprises, Inc. (a)	256,500	5,342,895

		7,670,723

Biotechnology — 0.3%
Amgen, Inc. *(a)	67,500	4,828,275

Broadcast & Cable/Satellite TV
Clear Channel Communications, Inc.	10,200	294,270

Chemicals — 1.7%
Air Products & Chemicals, Inc. (a)	6,900	457,953
Dow Chemical Co.	335,500	13,077,790
Eastman Chemical Co. (a)	180,200	9,734,404
PPG Industries, Inc.	1,300	87,204
Praxair, Inc.	38,300	2,265,828
Rohm & Haas Co.	79,200	3,750,120

		29,373,299

Commercial Banks — 6.4%
Bank of America Corp.	1,092,809	58,541,778
BB & T Corp.	14,100	617,298
Fannie Mae	437,100	24,438,261
First Horizon National Corp.	80,400	3,056,004
KeyCorp	257,250	9,631,440
Marshall & Ilsley Corp.	158,600	7,641,348
North Fork Bancorp, Inc.	66,100	1,893,104
Regions Financial Corp.	65,100	2,395,029
UnionBanCal Corp.	56,100	3,416,490

		111,630,752

Commercial Services & Supplies — 0.4%
Avis Budget Group	46,460	849,753
Waste Management, Inc.	146,250	5,364,450

		6,214,203

Computer Networking
Network Appliance, Inc. *(a)	200	7,402

Computer Services & Software — 0.3%
Hewlett-Packard Co.	60,600	2,223,414
Oracle Corp. *	136,400	2,419,736

		4,643,150

Computers & Peripherals — 0.1%
Sun Microsystems, Inc.	445,500	2,214,135

Construction — 0.2%
D.R. Horton, Inc.	40,800	977,160
KB Home	600	26,280
Toll Brothers, Inc. *	71,800	2,016,144

		3,019,584

Consumer Finance
American Express Co.	11,200	628,096

Consumer Products & Services — 1.3%
Procter & Gamble Co.	371,700	23,037,966

Containers & Packaging
Smurfit-Stone Container Corp. *	11,400	127,680

Diversified Financial Services — 7.0%
Capital One Financial Corp.	5,900	464,094
CIT Group, Inc.	191,000	9,288,330
Citigroup, Inc.	845,900	42,015,853
E*Trade Financial Corp. *	6,700	160,264
Goldman Sachs Group, Inc.	22,500	3,806,325
JPMorgan Chase & Co.	235,400	11,054,384
Merrill Lynch & Co., Inc.	62,900	4,920,038
State Street Corp.	79,300	4,948,320
TCF Financial Corp.	102,800	2,702,612
U.S. Bancorp	614,500	20,413,690
Wells Fargo & Co.	580,900	21,016,962
Zions Bancorp	14,800	1,181,188

		121,972,060

Diversified Manufacturing Operations
Textron, Inc.	6,400	560,000

Electric Utilities — 5.7%
American Electric Power Co., Inc.	237,000	8,619,690
CMS Energy Corp. *(a)	317,100	4,578,924
Consolidated Edison, Inc. (a)	65,300	3,016,860
Dynegy, Inc. (Class A Stock) *	50,400	279,216
Edison International	200,500	8,348,820
Exelon Corp.	190,300	11,520,762
FPL Group, Inc. (a)	382,550	17,214,750
General Electric Co.	1,014,000	35,794,200
Northeast Utilities	140,800	3,276,416
Pinnacle West Capital Corp.	46,900	2,112,845
SCANA Corp.	50,200	2,021,554
Sierra Pacific Resources *	244,100	3,500,394

		100,284,431

AST LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Exchange Traded Fund — 1.4%
iShares Russell 1000 Value Index Fund	321,610	$24,789,699

Financial - Bank & Trust — 1.9%
Amsouth Bancorp	58,500	1,698,840
Comerica, Inc.	150,700	8,577,844
PNC Financial Services Group, Inc.	68,600	4,969,384
Sovereign Bancorp, Inc. (a)	332,605	7,154,334
Wachovia Corp. (a)	184,400	10,289,520

		32,689,922

Financial - Brokerage
MGIC Investment Corp.	10,800	647,676

Financial Services — 3.9%
AMBAC Financial Group, Inc. (a)	87,500	7,240,625
Associated Banc-Corp	7,600	247,000
Franklin Resources, Inc.	45,000	4,758,750
Freddie Mac	511,850	33,951,010
Morgan Stanley	287,600	20,968,916
TD Ameritrade Holding Corp.	45,400	855,790

		68,022,091

Food — 0.2%
Safeway, Inc.	98,300	2,983,405
SUPERVALU, Inc.	700	20,755

		3,004,160

Food & Staples Retailing — 0.2%
Wal-Mart Stores, Inc.	72,700	3,585,564

Food Products — 0.9%
Kellogg Co.	5,900	292,168
Kraft Foods, Inc. (Class A Stock) (a)	148,200	5,284,812
Sara Lee Corp.	193,850	3,115,169
Sysco Corp. (a)	27,300	913,185
Unilever PLC, ADR (United Kingdom)	276,470	6,859,221

		16,464,555

Healthcare Providers & Services — 2.4%
Aetna, Inc.	246,300	9,741,165
Tenet Healthcare Corp. *	727,200	5,919,408
UnitedHealth Group, Inc.	350,000	17,220,000
WellPoint, Inc. *	122,800	9,461,740

		42,342,313

Healthcare Services — 1.0%
HCA, Inc.	164,850	8,224,367
Laboratory Corp. of America Holdings *(a)	125,200	8,209,364
Quest Diagnostics, Inc.	27,000	1,651,320

		18,085,051

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp. (Panama)(a)	52,100	2,450,263
Harrah’s Entertainment, Inc.	105,330	6,997,072
McDonald’s Corp.	70,500	2,757,960
Starwood Hotels & Resorts Worldwide, Inc.	100	5,719
Wyndham Worldwide Corp.	100,620	2,814,341
Yum! Brands, Inc.	82,850	4,312,343

		19,337,698

Household Durables — 1.4%
Centex Corp. (a)	96,300	5,067,306
Fortune Brands, Inc.	9,700	728,567
Lennar Corp. (Class A Stock)	386,400	17,484,600
Lennar Corp. (Class B Stock)	31,950	1,342,539

		24,623,012

Industrial Conglomerates — 2.1%
3M Co.	203,100	15,114,702
Tyco International Ltd.	796,400	22,291,236

		37,405,938

Insurance — 7.3%
Allstate Corp. (The)	140,900	8,838,657
American International Group, Inc.	166,800	11,052,168
Assurant, Inc. (a)	81,600	4,358,256
Chubb Corp.	109,800	5,705,208
Cigna Corp.	21,600	2,512,512
Genworth Financial, Inc. (Class A Stock)	445,100	15,582,951
Hanover Insurance Group, Inc. (The)	92,900	4,146,127
Hartford Financial Service Group, Inc.	156,700	13,593,725
Lincoln National Corp.	81,501	5,059,552
MBIA, Inc. (a)	148,000	9,093,120
MetLife, Inc. (a)	258,750	14,665,950
Progressive Corp.	3,500	85,890
Protective Life Corp.	40,900	1,871,175
St. Paul Travelers Cos., Inc. (The)	335,350	15,724,561
UnumProvident Corp. (a)	499,050	9,676,580
W.R. Berkley Corp. (a)	26,400	934,296
XL Capital Ltd. (Class A Stock)	63,100	4,334,970

		127,235,698

Internet Services — 1.4%
eBay, Inc. *(a)	23,200	657,952
Electronic Data Systems Corp.	955,650	23,432,538

		24,090,490

Leisure Equipment & Products
Mattel, Inc.	10,200	200,940

Machinery — 0.8%
Deere & Co.	27,000	2,265,570
Eaton Corp.	68,900	4,743,765
SPX Corp. (a)	112,300	6,001,312

		13,010,647

AST LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Machinery & Equipment — 0.1%
Rockwell Automation, Inc.	32,600	$1,894,060

Media — 1.9%
CBS Corp. (Class B Stock) (a)	253,600	7,143,912
Comcast Corp. (Class A Stock) *	47,100	1,735,635
E.W. Scripps Co. (Class A Stock)	27,200	1,303,696
EchoStar Communications Corp. (Class A Stock) *(a)	17,000	556,580
Gannett Co., Inc. (a)	148,400	8,433,572
News Corp. (Class A Stock) (a)	317,100	6,231,015
Time Warner, Inc.	209,100	3,811,893
Viacom, Inc. (Class B Stock) *	108,200	4,022,876

		33,239,179

Medical Supplies & Equipment — 0.4%
Baxter International, Inc.	11,700	531,882
Johnson & Johnson	33,600	2,181,984
McKesson Corp.	3,600	189,792
Sepracor, Inc. *(a)	36,400	1,763,216
Zimmer Holdings, Inc. *	39,700	2,679,750

		7,346,624

Metals & Mining — 1.1%
Alcoa, Inc. (a)	561,250	15,737,450
United States Steel Corp. (a)	66,600	3,841,488

		19,578,938

Miscellaneous Manufacturers — 0.2%
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	72,800	2,764,944

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	39,700	2,429,243
Wisconsin Energy Corp.	37,600	1,622,064
Xcel Energy, Inc.	139,300	2,876,545

		6,927,852

Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	154,900	6,789,267
Apache Corp.	154,200	9,745,440
Baker Hughes, Inc.	8,800	600,160
BJ Services Co.	500	15,065
ChevronTexaco Corp.	508,800	33,000,768
ConocoPhillips	850,099	50,606,393
Devon Energy Corp.	384,200	24,262,230
Ecnana Corp.	61,000	2,848,090
El Paso Corp.	333,200	4,544,848
EOG Resources, Inc.	24,100	1,567,705
Exxon Mobil Corp.	639,200	42,890,320
Halliburton Co.	58,400	1,661,480
Marathon Oil Corp.	70,500	5,421,450
Nabors Industries Ltd. (Bermuda)*(a)	32,300	960,925
Noble Corp.	9,300	596,874
Occidental Petroleum Corp.	231,000	11,113,410
Schlumberger Ltd. (Netherlands)	21,700	1,346,051
Tesoro Corp.	93,850	5,441,423
Valero Energy Corp.	74,400	3,829,368
Weatherford International Ltd. *(a)	45,700	1,906,604
XTO Energy, Inc.	24,000	1,011,120

		210,158,991

Paper & Forest Products — 0.6%
Temple-Inland, Inc.	10,200	409,020
Weyerhaeuser Co. (a)	158,750	9,767,888

		10,176,908

Pharmaceuticals — 4.8%
Abbott Laboratories	156,700	7,609,352
Bristol-Myers Squibb Co.	160,300	3,994,676
Merck & Co., Inc.	372,700	15,616,130
Pfizer, Inc.	1,179,700	33,456,292
Schering-Plough Corp.	241,900	5,343,571
Wyeth	337,200	17,143,248

		83,163,269

Real Estate
Nationwide Health Properties, Inc.	3,200	85,568

Real Estate Investment Trusts — 2.1%
Apartment Investment & Management Co. (Class A Stock)	76,100	4,140,601
Cresent Real Estate Equities Co.	51,800	1,129,758
Hospitality Properties Trust	50,300	2,374,160
Host Marriot Corp.	269,000	6,168,170
Kilroy Realty Corp.	14,500	1,092,430
Liberty Property Trust (a)	22,700	1,084,833
Mack-Cali Realty Corp. (a)	34,500	1,787,100
New Century Financial Corp. (a)	111,800	4,394,858
Plum Creek Timber Co.	99,800	3,397,192
ProLogis	150,100	8,564,706
Realty Income Corp.	49,300	1,218,203
Simon Property Group, Inc.	18,100	1,640,222
Taubman Centers, Inc.	3,000	133,260

		37,125,493

Real Estate Management & Development — 0.1%
Realogy Corp.	101,650	2,305,422

Retail & Merchandising — 1.2%
Abercrombie & Fitch Co. (Class A Stock) (a)	33,100	2,299,788
Best Buy Co., Inc.	38,300	2,051,348
Federated Department Stores, Inc. (a)	178,600	7,717,306
J.C. Penney Co., Inc.	76,400	5,224,996
Kohl’s Corp. *	31,000	2,012,520
Target Corp.	12,800	707,200

		20,013,158

AST LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp. (Class A Stock) *	35,500	$1,077,070
Fisher Scientific International, Inc. *(a)	41,700	3,262,608
Xilinx, Inc.	65,000	1,426,750

		5,766,428

Software — 2.9%
BMC Software, Inc. *(a)	380,400	10,354,488
CA, Inc.	736,404	17,445,411
International Business Machines Corp.	37,300	3,056,362
Microsoft Corp.	752,850	20,575,390

		51,431,651

Specialty Retail — 1.6%
Borders Group, Inc. (a)	254,700	5,195,880
Home Depot, Inc.	465,300	16,876,431
Staples, Inc.	266,900	6,493,677

		28,565,988

Telecommunications — 3.8%
AT&T, Inc. (a)	652,700	21,251,912
BellSouth Corp.	33,700	1,440,675
Cisco Systems, Inc. *	149,000	3,427,000
Corning, Inc. *	143,500	3,502,835
Juniper Networks, Inc. *	107,300	1,854,144
Motorola, Inc.	81,100	2,027,500
QUALCOMM, Inc.	66,500	2,417,275
Sprint Nextel Corp. (a)	432,800	7,422,520
Verizon Communications, Inc.	600,900	22,311,417

		65,655,278

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc. *	72,900	2,507,760
Jones Apparel Group, Inc.	158,800	5,151,472
Mohawk Industries, Inc. *(a)	12,200	908,290
NIKE, Inc. (Class B Stock)	600	52,572

		8,620,094

Thrifts & Mortgage Finance — 1.5%
Countrywide Financial Corp. (a)	167,500	5,869,200
Washington Mutual, Inc. (a)	450,050	19,563,674

		25,432,874

Tobacco — 3.8%
Altria Group, Inc.	843,250	64,550,787
Imperial Tobacco Group, ADR (United Kingdom)	37,200	2,493,516

		67,044,303

Transportation — 0.8%
CSX Corp.	115,000	3,775,450
FedEx Corp.	19,500	2,119,260
Norfolk Southern Corp.	188,500	8,303,425

		14,198,135

Utilities — 1.0%
Duke Energy Corp.	320,500	9,679,100
Illinois Tool Works, Inc.	54,100	2,429,090
TXU Corp.	77,500	4,845,300

		16,953,490

Total Long-Term Investments (cost $1,555,886,820)		1,655,326,232

SHORT-TERM INVESTMENT — 19.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $332,496,400; includes $231,941,998 of cash collateral for securities on loan) (b)(w)	332,496,400	332,496,400

Total Investments — 113.7% (cost $1,888,383,220)		1,987,822,632
Liabilities in Excess of Other Assets (u) — (13.7)%		(239,033,654)

Net Assets — 100.0%		$1,748,788,978

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $223,508,311; cash collateral of $231,941,998 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions:
193	S & P 500	Dec 06	$63,859,675	$64,915,550	$1,055,875

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The) *(a)	93,500	$925,650

Aerospace — 1.1%
Boeing Co.	27,900	2,199,915
Northrop Grumman Corp.	30,900	2,103,363

		4,303,278

Automobile Manufacturers — 0.9%
DaimlerChrysler AG (Germany)(a)	37,900	1,893,484
Toyota Motor Corp., ADR (Japan)	13,200	1,437,480

		3,330,964

Automotive Parts — 1.0%
Autoliv, Inc.	37,100	2,044,581
BorgWarner, Inc.	21,500	1,229,155
Magna International, Inc. (Class A Stock) (a)	10,200	744,906

		4,018,642

Beverages — 0.7%
Coca-Cola Co.	40,400	1,805,072
Molson Coors Brewing Co. (Class B Stock)	11,400	785,460

		2,590,532

Broadcasting — 0.7%
CBS Corp. (Class B Stock) (a)	103,000	2,901,510

Business Services — 0.1%
Accenture Ltd. (Class A Stock)	12,500	396,375

Cable Television — 1.0%
Comcast Corp. (Class A Stock) *(a)	99,900	3,681,315

Chemicals — 1.4%
Avery Dennison Corp.	27,600	1,660,692
Dow Chemical Co.	5,125	199,773
DuPont, (E.I.) de Nemours & Co.	9,300	398,412
Hercules, Inc. *	4,092	64,531
Lubrizol Corp. (The)	25,650	1,172,974
PPG Industries, Inc.	27,900	1,871,532

		5,367,914

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	46,900	1,521,436

Computer Hardware — 1.4%
Hewlett-Packard Co.	79,200	2,905,848
International Business Machines Corp.	30,500	2,499,170

		5,405,018

Computer Services & Software — 1.5%
Ceridian Corp. *	40,200	898,872
Electronic Data Systems Corp.	97,200	2,383,344
Microsoft Corp.	66,500	1,817,445
Tech Data Corp. *(a)	18,850	688,590

		5,788,251

Conglomerates — 2.2%
Altria Group, Inc.	88,900	6,805,295
Textron, Inc.	10,300	901,250
Tyco International Ltd.	33,200	929,268

		8,635,813

Consumer Products & Services — 4.4%
Black & Decker Corp.	6,000	476,100
Clorox Co.	33,700	2,123,100
Colgate-Palmolive Co.	33,000	2,049,300
International Flavors & Fragrances, Inc.	27,900	1,103,166
Kimberly-Clark Corp.	36,400	2,379,104
Procter & Gamble Co.	129,900	8,051,202
UST, Inc. (a)	17,500	959,525

		17,141,497

Containers & Packaging — 1.4%
Bemis Co., Inc.	46,300	1,521,418
Crown Holdings, Inc. *	41,500	771,900
Owens-Illinois, Inc. *	61,800	952,956
Smurfit-Stone Container Corp. *(a)	87,400	978,880
Sonoco Products Co.	38,400	1,291,776

		5,516,930

Electronic Components & Equipment — 4.8%
Agere Systems, Inc. *	42,510	634,674
Arrow Electronics, Inc. *	24,000	658,320
Flextronics International Ltd. *	111,500	1,409,360
General Electric Co.	367,000	12,955,100
Sanmina-SCI Corp. *	190,600	712,844
Solectron Corp. *(a)	227,350	741,161
SPX Corp. (a)	31,200	1,667,328

		18,778,787

Entertainment & Leisure — 1.8%
Disney, (Walt) Co.	86,900	2,686,079
Time Warner, Inc.	234,800	4,280,404

		6,966,483

Financial - Bank & Trust — 9.6%
Astoria Financial Corp.	19,800	610,236
Bank of America Corp.	233,576	12,512,666
Bank of New York Co., Inc. (The)	84,800	2,990,048
BB&T Corp.	21,500	941,270
Comerica, Inc.	40,400	2,299,568
Huntington Bancshares, Inc.	70,300	1,682,279
National City Corp. (a)	82,800	3,030,480
Regions Financial Corp.	9,500	349,505
SunTrust Banks, Inc.	43,800	3,384,864
U.S. Bancorp	63,700	2,116,114
Wachovia Corp.	57,500	3,208,500
Wells Fargo & Co.	108,000	3,907,440

		37,032,970

Financial - Consumer — 0.4%
Janus Capital Group, Inc.	84,200	1,660,424

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services — 15.2%
Ameriprise Financial, Inc.	47,800	$2,241,820
CIT Group, Inc.	23,600	1,147,668
Citigroup, Inc.	322,300	16,008,641
Fannie Mae	90,600	5,065,446
Freddie Mac	60,300	3,999,699
Goldman Sachs Group, Inc.	4,600	778,182
J.P. Morgan Chase & Co.	233,200	10,951,072
KeyCorp	43,475	1,627,704
MBIA, Inc. (a)	19,300	1,185,792
Mellon Financial Co.	59,300	2,318,630
Merrill Lynch & Co., Inc.	67,300	5,264,206
MGIC Investment Corp.	6,900	413,793
Morgan Stanley Dean Witter & Co.	25,000	1,822,750
PNC Financial Services Group, Inc.	19,800	1,434,312
Waddell & Reed Financial, Inc. (Class A Stock)	21,100	522,225
Washington Mutual, Inc.	99,000	4,303,530

		59,085,470

Food — 2.9%
ConAgra Foods, Inc.	90,700	2,220,336
Kellogg Co.	37,900	1,876,808
Kraft Foods, Inc. (Class A Stock)	20,100	716,766
Kroger Co. (The)	118,900	2,751,346
Safeway, Inc.	49,700	1,508,395
Sara Lee Corp.	134,600	2,163,022

		11,236,673

Healthcare Services — 0.1%
Tenet Healthcare Corp. *	56,700	461,538

Industrial Products — 0.5%
Cooper Industries Ltd. (Class A Stock)	9,800	835,156
Crane Co.	24,300	1,015,740

		1,850,896

Insurance — 8.9%
ACE Ltd.	15,100	826,423
AFLAC, Inc. (a)	8,300	379,808
Allstate Corp. (The)	13,725	860,969
American International Group, Inc.	134,900	8,938,474
AON Corp.	35,000	1,185,450
Chubb Corp.	59,800	3,107,208
Genworth Financial, Inc. (Class A Stock)	77,400	2,709,774
Hartford Financial Services Group, Inc. (The)	36,100	3,131,675
MetLife, Inc. (a)	59,325	3,362,541
Old Republic International Corp.	44,100	976,815
PartnerRe Ltd. (Bermuda)(a)	6,200	418,934
RenaissanceRe Holdings Ltd.	30,700	1,706,920
St. Paul Travelers Cos., Inc. (The)	79,140	3,710,875
Torchmark Corp.	2,225	140,420
UnumProvident Corp. (a)	64,800	1,256,472
XL Capital Ltd. (Class A Stock)	23,000	1,580,100

		34,292,858

Machinery & Equipment — 0.6%
Eaton Corp.	32,500	2,237,625

Medical Supplies & Equipment — 0.3%
AmerisourceBergen Corp.	24,275	1,097,230

Movies & Entertainment — 0.4%
Viacom, Inc. (Class B Stock) *	39,700	1,476,046

Oil & Gas — 11.6%
BP PLC, ADR (United Kingdom)	24,300	1,593,594
ChevronTexaco Corp.	150,700	9,774,402
ConocoPhillips	87,600	5,214,828
Exxon Mobil Corp.	299,100	20,069,610
GlobalSantaFe Corp. (Cayman Islands)	42,200	2,109,578
Marathon Oil Corp.	26,800	2,060,920
Occidental Petroleum Corp.	11,800	567,698
Rowan Cos., Inc.	43,700	1,382,231
Total Fina SA, ADR (France)(a)	30,000	1,978,200

		44,751,061

Pharmaceuticals — 4.7%
Lilly, (Eli) & Co.	31,200	1,778,400
Merck & Co., Inc.	118,500	4,965,150
Pfizer, Inc.	405,900	11,511,324

		18,254,874

Printing & Publishing — 0.5%
Gannett Co., Inc.	35,800	2,034,514

Railroads — 1.0%
CSX Corp.	85,400	2,803,682
Norfolk Southern Corp.	21,300	938,265

		3,741,947

Restaurants — 1.0%
McDonald’s Corp.	101,100	3,955,032

Retail & Merchandising — 2.1%
Gap, Inc.	20,800	394,160
Limited Brands, Inc.	86,900	2,301,981
Mattel, Inc.	33,100	652,070
Office Depot, Inc. *(a)	56,900	2,258,930
Saks, Inc.	55,800	964,224
Target Corp.	26,100	1,442,025

		8,013,390

Semiconductors — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	41,200	395,520

Telecommunications — 8.4%
ADC Telecommunications, Inc. *	34,485	517,275
American Tower Corp. (Class A Stock) *(a)	35,300	1,288,450
AT&T, Inc. (a)	275,700	8,976,792
BellSouth Corp.	100,800	4,309,200
Cisco Systems, Inc. *	15,800	363,400
Crown Castle International Corp. *(a)	35,700	1,258,068
Embarq Corp.	32,037	1,549,630

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Nokia Corp. (Class A Stock), ADR (Finland)	73,600	$1,449,184
Sprint Corp. (a)	240,300	4,121,145
Tellabs, Inc. *	72,000	789,120
Verizon Communications, Inc.	215,100	7,986,663

		32,608,927

Utilities — 2.3%
Allegheny Energy, Inc. *	4,600	184,782
Constellation Energy Group, Inc.	37,500	2,220,000
Dominion Resources, Inc.	35,100	2,684,799
Entergy Corp.	30,500	2,386,015
Wisconsin Energy Corp.	30,700	1,324,398

		8,799,994

Total Long-Term Investments (cost $309,423,166)		370,257,384

SHORT-TERM INVESTMENT — 15.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $60,664,176; includes $41,761,982 of cash collateral for securities on loan) (b)(w)	60,664,176	60,664,176

Total Investments — 111.2% (cost $370,087,342)		430,921,560
Liabilities in Excess of Other Assets — (11.2)%		(43,465,436)

NET ASSETS — 100.0%		$387,456,124

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $39,696,031; cash collateral of $41,761,982 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Apartment/Residential — 25.1%
Apartment Investment & Management Co., REIT (Class A Stock)	280,700	$15,272,887
Archstone-Smith Trust, REIT	375,500	20,442,220
Avalonbay Communities, Inc., REIT	202,835	24,421,334
BRE Properties, Inc., REIT	257,300	15,368,529
Camden Property Trust	77,600	5,898,376
Equity Residential Properties Trust, REIT	545,900	27,611,622
Essex Property Trust, Inc., REIT	79,800	9,687,720
GMH Communities Trust, REIT	103,100	1,301,122
Post Properties, Inc., REIT	154,661	7,349,491

		127,353,301

Diversified Operations — 6.8%
Colonial Properties Trust	26,300	1,257,403
Cresent Real Estate Equities Co. *	89,200	1,945,452
Sun Communities, Inc., REIT	134,400	4,295,424
Vornado Realty Trust, REIT	246,763	26,897,167

		34,395,446

Healthcare Services — 2.1%
Health Care Reit, Inc.	9,900	396,099
Nationwide Health Properties, Inc.	87,300	2,334,402
Ventas, Inc., REIT	189,000	7,284,060
Windrose Medical Properties Trust	43,200	763,776

		10,778,337

Hotels & Motels — 9.2%
Hilton Hotels Corp.	363,500	10,123,475
Host Hotels & Resort Inc., REIT	919,697	21,088,652
Starwood Hotels & Resorts Worldwide, Inc.	179,500	10,265,605
Strategic Hotel Capital, Inc., REIT	260,600	5,180,728

		46,658,460

Industrial — 5.6%
AMB Property Corp., REIT	165,400	9,115,194
EastGroup Properties, Inc.	26,700	1,331,262
ProLogis, REIT	317,864	18,137,320

		28,583,776

Office — 24.3%
Alexandria Real Estate Equities, Inc., REIT	108,224	10,151,411
Biomed Realty Trust, Inc., REIT	226,100	6,859,874
Boston Properties, Inc., REIT	230,700	23,840,538
Brandywine Realty Trust	29,882	972,659
Brookfield Properties Corp. (Canada)	529,250	18,622,592
Equity Office Properties Trust, REIT	878,139	34,914,807
Extra Space Storage, Inc.	144,600	2,503,026
Kilroy Realty Corp., REIT	64,400	4,851,896
Mack-Cali Realty Corp.	148,312	7,682,562
Maguire Properties, Inc., REIT	146,500	5,968,410
SL Green Realty Corp., REIT	64,300	7,182,310

		123,550,085

Office/Industrial — 4.0%
Cousins Properties, Inc.	84,800	2,901,008
Liberty Property Trust, REIT	220,800	10,552,032
Reckson Associates Realty Corp., REIT	167,000	7,147,600

		20,600,640

Regional Mall — 11.0%
CBL & Associates Properties, Inc., REIT	68,400	2,866,644
General Growth Properties, Inc., REIT	205,600	9,796,840
Macerich Co., REIT	136,500	10,423,140
Mills Corp., REIT (The)	99,600	1,664,316
Simon Property Group, Inc., REIT	265,500	24,059,610
Tanger Factory Outlet Centers, Inc., REIT	140,200	4,993,924
Taubman Centers, Inc., REIT	43,399	1,927,784

		55,732,258

Self Storage — 4.7%
Public Storage, Inc., REIT	260,966	22,440,466
U-Store-It Trust, REIT	56,900	1,221,074

		23,661,540

Shopping Centers — 3.4%
Developers Diversified Realty Corp., REIT	85,800	4,784,208
Federal Realty Investment Trust, REIT	153,800	11,427,340
Inland Real Estate Corp.	64,300	1,126,536

		17,338,084

Total Long-Term Investments (cost $355,139,939)		488,651,927

SHORT-TERM INVESTMENT — 5.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $30,201,069)(w)	30,201,069	30,201,069

Total Investments — 102.1% (cost $385,341,008)		518,852,996
Liabilities in Excess of Other Assets — (2.1)%		(10,824,033)

NET ASSETS — 100.0%		$508,028,963

The following abbreviations are used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

AST COHEN & STEERS REALTY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc. *(a)	90,000	$891,000

Aerospace — 0.4%
Rockwell Collins, Inc.	32,100	1,760,364

Aerospace & Defense — 2.1%
Boeing Co.	75,400	5,945,290
Northrop Grumman Corp.	49,600	3,376,272

		9,321,562

Air Freight & Couriers — 0.2%
United Parcel Service, Inc. (Class B Stock)	13,100	942,414

Apparel — 0.1%
Jones Apparel Group, Inc.	10,200	330,888

Automobile Manufacturers — 0.9%
DaimlerChrysler AG (Germany)(a)	13,600	679,456
Ford Motor Co. (a)	108,400	876,956
General Motors Corp. (a)	60,600	2,015,556
Toyota Motor Corp., ADR (Japan)	3,200	348,480

		3,920,448

Automotive Parts — 0.5%
Autoliv, Inc. (Sweden)	12,500	688,875
BorgWarner, Inc. (a)	20,700	1,183,419
Magna International, Inc. (Class A Stock) (a)	4,400	321,332

		2,193,626

Banks — 0.5%
KeyCorp	58,100	2,175,264

Beverages — 0.8%
Coca-Cola Co.	61,700	2,756,756
PepsiCo, Inc.	9,600	626,496

		3,383,252

Biotechnology — 2.6%
Amgen, Inc. *(a)	57,500	4,112,975
Genentech, Inc. *	23,800	1,968,260
Gilead Sciences, Inc. *	55,350	3,802,545
MedImmune, Inc. *	43,300	1,264,793

		11,148,573

Building Materials — 0.6%
American Standard Cos., Inc. (a)	57,000	2,392,290
Masco Corp.	15,000	411,300

		2,803,590

Chemicals — 2.0%
Ashland, Inc.	15,300	975,834
Dow Chemical Co.	33,700	1,313,626
Du Pont de Nemours & Co.	89,000	3,812,760
Hercules, Inc. *	12,800	201,856
Lubrizol Corp. (The)	18,400	841,432
PPG Industries, Inc.	22,000	1,475,760

		8,621,268

Clothing & Apparel — 1.6%
Gap, Inc.	75,200	1,425,040
Kohl’s Corp. *	38,800	2,518,896
Limited Brands, Inc.	44,300	1,173,507
VF Corp.	25,775	1,880,286

		6,997,729

Commercial Banks — 2.7%
Bank of America Corp.	220,646	11,820,006

Communication Equipment — 2.6%
Cisco Systems, Inc. *	139,000	3,197,000
Motorola, Inc.	72,400	1,810,000
Nokia Corp., ADR (Finland)*	31,700	624,173
QUALCOMM, Inc.	125,200	4,551,020
Tellabs, Inc. *	100,700	1,103,672

		11,285,865

Computer Services & Software — 2.7%
Electronic Arts, Inc. *(a)	55,300	3,079,104
Microsoft Corp.	314,800	8,603,484

		11,682,588

Computers & Peripherals — 4.9%
Apple Computer, Inc. *	71,200	5,484,536
EMC Corp. *	41,000	491,180
Hewlett-Packard Co.	203,060	7,450,271
International Business Machines Corp.	69,600	5,703,024
Network Appliance, Inc. *(a)	52,400	1,939,324

		21,068,335

Conglomerates — 4.7%
General Electric Co.	483,470	17,066,491
Textron, Inc.	9,000	787,500
Tyco International Ltd.	88,100	2,465,919

		20,319,910

Construction — 0.2%
Pulte Homes, Inc.	25,600	815,616

Consumer Finance — 1.4%
American Express Co.	108,500	6,084,680

Consumer Products & Services — 3.2%
Colgate-Palmolive Co.	37,000	2,297,700
Kimberly-Clark Corp.	4,425	289,218
Procter & Gamble Co.	178,600	11,069,628

		13,656,546

Containers & Packaging — 0.4%
Smurfit-Stone Container Corp. *	102,400	1,146,880
Sonoco Products Co.	20,500	689,620

		1,836,500

Diversified Financial Services — 0.3%
Goldman Sachs Group, Inc.	7,000	1,184,190

Diversified Telecommunication Services — 2.8%
AT&T, Inc. (a)	119,300	3,884,408

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Embarq Corp.	32,068	$1,551,129
Verizon Communications, Inc.	184,400	6,846,772

		12,282,309

Education — 0.4%
Strayer Education, Inc.	15,500	1,677,255

Electric Utilities — 0.5%
American Electric Power Co., Inc.	14,700	534,639
Entergy Corp.	20,400	1,595,892

		2,130,531

Electrical Equipment — 0.7%
Cooper Industries Ltd. (Class A Stock)	20,200	1,721,444
Emerson Electric Co.	14,000	1,174,040

		2,895,484

Electronic Components — 1.1%
Arrow Electronics, Inc. *	28,300	776,269
Avnet, Inc. *	55,100	1,081,062
Solectron Corp. *(a)	347,697	1,133,492
Tech Data Corp. *(a)	33,000	1,205,490
Vishay Intertechnology, Inc. *	37,700	529,308

		4,725,621

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	36,000	2,455,200
BJ Services Co.	48,900	1,473,357
GlobalSantaFe Corp.	27,000	1,349,730
Halliburton Co.	101,200	2,879,140
Nabors Industries Ltd. *(a)	74,600	2,219,350

		10,376,777

Financial - Bank & Trust — 2.0%
BB&T Corp. *	15,800	691,724
Comerica, Inc.	27,600	1,570,992
National City Corp. (a)	88,700	3,246,420
Northern Trust Corp.	3,900	227,877
SunTrust Banks, Inc.	14,200	1,097,376
U.S. Bancorp	29,000	963,380
Wells Fargo & Co.	25,000	904,500

		8,702,269

Financial Services — 8.2%
Chicago Mercantile Exchange Holdings, Inc. (a)	4,400	2,104,300
Citigroup, Inc.	261,800	13,003,606
Franklin Resources, Inc.	22,500	2,379,375
JPMorgan Chase & Co.	206,876	9,714,897
Merrill Lynch & Co., Inc.	86,800	6,789,496
NYSE Group, Inc. *(a)	18,600	1,390,350

		35,382,024

Food & Staples Retailing — 2.7%
Kroger Co. (The) *	34,000	786,760
SUPERVALU, Inc.	15,100	447,715
Wal-Mart Stores, Inc.	125,900	6,209,388
Walgreen Co.	93,800	4,163,782

		11,607,645

Food — 0.1%
Wrigley, (Wm., Jr.) Co. *	13,900	640,234

Healthcare Services — 2.4%
Caremark Rx, Inc. *	68,600	3,887,562
Tenet Healthcare Corp. *	140,500	1,143,670
UnitedHealth Group, Inc.	104,900	5,161,080

		10,192,312

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	139,000	5,437,680

Information Technology Products & Services — 0.2%
Ingram Micro, Inc. (Class A Stock) *	47,100	902,436

Insurance — 6.2%
ACE Ltd.	26,600	1,455,818
American International Group, Inc.	155,387	10,295,943
Axis Capital Holdings Ltd. (Bermuda)	26,550	921,019
Chubb Corp.	16,800	872,928
Genworth Financial, Inc. (Class A Stock)	34,200	1,197,342
Hartford Financial Service Group, Inc.	12,500	1,084,375
Loews Corp. *	34,300	1,299,970
MetLife, Inc. (a)	9,800	555,464
PartnerRe Ltd. (Bermuda) (a)	19,800	1,337,886
St. Paul Travelers Cos., Inc. (The)	74,193	3,478,910
UnumProvident Corp. (a)	93,000	1,803,270
XL Capital Ltd. (Class A Stock)	34,800	2,390,760

		26,693,685

Internet Services — 2.2%
Google, Inc. (Class A Stock) *(a)	16,900	6,792,110
Yahoo!, Inc. *(a)	111,300	2,813,664

		9,605,774

Investment Management — 0.3%
Janus Capital Group, Inc.	65,700	1,295,604

Machinery — 0.8%
Eaton Corp.	20,900	1,438,965
Ingersoll-Rand Co. Ltd. (Class A Stock)	49,000	1,861,020

		3,299,985

Media — 4.0%
CBS Corp. (Class B Stock) (a)	102,650	2,891,651
Comcast Corp. (Class A Stock) *(a)	85,500	3,150,675
Comcast Corp. (Special Class A Stock) *(a)	19,100	703,071
Time Warner, Inc.	348,600	6,354,978
Viacom, Inc. (Class B Stock) *	77,950	2,898,181
Walt Disney Co.	47,100	1,455,861

		17,454,417

Medical Supplies & Equipment — 1.1%
Alcon, Inc. (Switzerland)	18,400	2,106,800

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)
Becton Dickinson & Co.	35,400	$2,501,718

		4,608,518

Metals & Mining — 0.2%
Alcan, Inc.	22,700	905,049
Novelis, Inc.	3,800	97,242

		1,002,291

Oil, Gas & Consumable Fuels — 5.8%
BP PLC, ADR (United Kingdom)	25,100	1,646,058
ChevronTexaco Corp.	30,546	1,981,214
Exxon Mobil Corp.	271,400	18,210,940
Marathon Oil Corp.	7,300	561,370
Noble Energy, Inc.	33,800	1,540,942
Occidental Petroleum Corp.	23,600	1,135,396

		25,075,920

Paper & Forest Products — 0.5%
International Paper Co.	60,000	2,077,800

Pharmaceuticals — 6.6%
Johnson & Johnson	66,100	4,292,534
Lilly, (Eli) & Co.	103,300	5,888,100
Merck & Co., Inc.	176,100	7,378,590
Pfizer, Inc.	172,820	4,901,175
Wyeth	116,700	5,933,028

		28,393,427

Printing & Publishing — 0.1%
Donnelley, (R.R.) & Sons Co.	15,100	497,696

Retail & Merchandising — 2.3%
Lowe’s Cos., Inc.	56,800	1,593,808
Office Depot, Inc. *(a)	23,300	925,010
Target Corp.	101,500	5,607,875
Williams-Sonoma, Inc. *(a)	51,500	1,668,085

		9,794,778

Semi-Conductors — 1.5%
Agere Systems, Inc. *	76,000	1,134,680
Broadcom Corp., (Class A Stock) *	86,000	2,609,240
Intel Corp. (a)	42,480	873,814
Nvidia Corp. *(a)	62,600	1,852,334

		6,470,068

Technology Software — 0.5%
Electronic Data Systems Corp.	82,000	2,010,640

Thrifts & Mortgage Finance — 2.4%
Fannie Mae	87,600	4,897,716
Freddie Mac	11,500	762,795
Washington Mutual, Inc.	110,300	4,794,741

		10,455,252

Tobacco — 2.2%
Altria Group, Inc. *	122,150	9,350,583

Transportation — 0.3%
CSX Corp.	39,800	1,306,634
Norfolk Southern Corp.	5,200	229,060

		1,535,694

Utilities — 1.0%
CMS Energy Corp. *(a)	94,100	1,358,804
Dominion Resources, Inc.	10,400	795,496
DTE Energy Co.	23,700	983,787
TXU Corp.	22,400	1,400,448

		4,538,535

Wireless Telecommunication Services — 1.1%
Crown Castle International Corp. *(a)	11,600	408,784
Sprint Nextel Corp. (a)	242,874	4,165,289

		4,574,073

Total Long-Term Investments (cost $368,214,423)		429,931,531

SHORT-TERM INVESTMENTS — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $62,269,058; includes $55,381,062 of cash collateral for securities on loan) (b)(w)	62,269,058	62,269,058

Total Investments — 113.9% (cost $430,483,481)		492,200,589
Liabilities in Excess of Other Assets — (13.9)%		(59,971,620)

NET ASSETS — 100.0%		$432,228,969

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $53,122,950; cash collateral of $55,381,062 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace — 2.3%
Lockheed Martin Corp.	7,736	$665,760
Northrop Grumman Corp.	104,238	7,095,481
Raytheon Co.	8,160	391,761

		8,153,002

Airlines — 0.1%
Southwest Airlines Co.	31,534	525,356

Automotive Parts — 0.7%
Magna International, Inc. (Class A Stock) (Canada)(a)	36,951	2,698,532

Beverages — 0.1%
Pepsi Bottling Group, Inc.	8,424	299,052

Broadcasting — 0.4%
CBS Corp. (Class B Stock)	51,945	1,463,291

Building Materials — 0.7%
Building Material Holding Corp.	48,211	1,254,450
Chaparral Steel Co. *	2,325	79,190
USG Corp. *(a)	23,334	1,097,631

		2,431,271

Business Services — 1.3%
Accenture Ltd. (Class A Stock) *	88,159	2,795,522
Acxiom Corp.	38,267	943,664
Deluxe Corp. *	6,675	114,143
Harland, (John H.) Co. (a)	19,758	720,179

		4,573,508

Chemicals — 3.0%
Celanese Corp.	31,870	570,473
Eastman Chemical Co. (a)	40,756	2,201,639
Georgia Gulf Corp.	15,376	421,610
Lyondell Chemical Co. (a)	225,966	5,732,758
Westlake Chemical Corp.	60,336	1,931,355

		10,857,835

Clothing & Apparel — 0.1%
Brown Shoe Co., Inc.	10,349	370,908

Commercial Services & Supplies — 0.1%
Labor Ready, Inc. *	13,865	220,869

Computer Hardware — 7.1%
Hewlett-Packard Co.	236,375	8,672,598
Imation Corp.	2,225	89,334
International Business Machines Corp.	206,332	16,906,844
Komag, Inc. *(a)	753	24,066

		25,692,842

Computer Services & Software — 2.1%
Computer Sciences Corp. *	27,293	1,340,632
Microsoft Corp.	205,968	5,629,105
Sybase, Inc. *	13,848	335,676
Tech Data Corp. *(a)	3,846	140,494

		7,445,907

Conglomerates — 0.5%
Tyco International Ltd.	61,997	1,735,296

Construction — 0.2%
NVR, Inc. *(a)	1,058	566,030

Consumer Cyclicals - Motor Vehicle — 0.6%
ArvinMeritor, Inc.	157,694	2,245,563

Consumer Products & Services — 4.7%
Johnson & Johnson	80,423	5,222,670
Kimberly-Clark Corp.	109,737	7,172,410
Loews Corp. - Carolina Group	14,628	810,245
Newell Rubbermaid, Inc. (a)	69,306	1,962,746
Tupperware Corp.	88,754	1,727,153

		16,895,224

Diversified Operations
Thornburg Mortgage Asset Corp.	2,353	59,931

Electric — 0.6%
Pepco Holdings, Inc.	87,644	2,118,355

Electronic Components & Equipment — 1.2%
Arrow Electronics, Inc. *	57,153	1,567,707
Nam Tai Electronics, Inc.	36,956	454,189
National Semiconductor Corp.	50,094	1,178,712
Plexus Corp. *	5,812	111,590
Vishay Intertechnology, Inc. *	75,522	1,060,329

		4,372,527

Entertainment & Leisure — 0.7%
Mattel, Inc.	58,306	1,148,628
Regal Entertainment Group (Class A Stock) (a)	11,185	221,687
Time Warner, Inc. *	6,914	126,042
Walt Disney Co.	38,797	1,199,215

		2,695,572

Financial - Bank & Trust — 5.2%
Bank of America Corp.	259,438	13,898,094
Comerica, Inc.	16,261	925,576
Corus Bankshares, Inc. (a)	62,409	1,395,465
FirstFed Financial Corp. *	2,962	168,005
National City Corp. (a)	29,072	1,064,035
Wachovia Corp.	21,004	1,172,023

		18,623,198

Financial Services — 15.4%
Capital One Financial Corp.	2,950	232,047
Citigroup, Inc.	331,387	16,459,992
Countrywide Financial Corp. (a)	24,472	857,499
Goldman Sachs Group, Inc.	46,999	7,950,821
IndyMac Bancorp, Inc.	102,952	4,237,504
Lehman Brothers Holdings, Inc.	37,132	2,742,570
Morgan Stanley Dean Witter & Co.	176,294	12,853,596
Washington Mutual, Inc.	232,094	10,089,126

		55,423,155

Food — 1.3%
Chiquita Brands International, Inc. *	46,689	624,699
Del Monte Foods Co. *	46,817	489,238
General Mills, Inc.	48,922	2,768,985

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food (cont’d.)
Seaboard Corp.	549	$661,545

		4,544,467

Healthcare Services — 0.8%
Humana, Inc. *	40,743	2,692,705
Molina Healthcare, Inc. *	3,184	112,586

		2,805,291

Industrial Products — 0.2%
Quanex Corp.	18,534	562,507

Insurance — 4.1%
ACE Ltd.	115,924	6,344,520
Aetna, Inc. *	7,094	280,568
American Financial Group, Inc.	8,791	412,562
Arch Capital Group Ltd. *	5,249	333,259
Chubb Corp.	25,777	1,339,373
First American Corp.	45,269	1,916,689
LandAmerica Financial Group, Inc.	38,895	2,558,902
Zenith National Insurance Corp.	42,089	1,678,930

		14,864,803

Internet Services — 1.5%
EarthLink, Inc. *(a)	287,546	2,090,459
Expedia, Inc. *	79,301	1,243,440
RealNetworks, Inc. *	40,843	433,344
United Online, Inc. *	123,186	1,500,406

		5,267,649

Machinery & Equipment — 2.4%
Cummins, Inc. (a)	70,998	8,465,092

Medical Supplies & Equipment — 3.7%
Amgen, Inc. *(a)	32,431	2,319,789
Applera Corp. - Applied Biosystems Group (a)	94,089	3,115,287
Becton Dickinson & Co.	44,930	3,175,203
McKesson Corp.	86,335	4,551,581

		13,161,860

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	28,056	1,494,263
Nucor Corp.	38,859	1,923,132
Steel Dynamics, Inc.	21,237	1,071,407
United States Steel Corp. (a)	38,064	2,195,531

		6,684,333

Oil & Gas — 12.6%
Chevron Texaco Corp.	147,350	9,557,121
ConocoPhillips	106,124	6,317,562
Exxon Mobil Corp.	274,759	18,436,329
Grey Wolf, Inc. *(a)	100,910	674,079
Marathon Oil Corp.	31,999	2,460,723
Nicor, Inc.	4,780	204,393
Occidental Petroleum Corp.	50,806	2,444,276
Sunoco, Inc.	48,510	3,016,837
Tesoro Corp. *	13,651	791,485
Tidewater, Inc.	1,426	63,015
Valero Energy Corp.	27,377	1,409,094

		45,374,914

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	20,816	390,716

Pharmaceuticals — 6.4%
AmerisourceBergen Corp.	7,050	318,660
Biovail Corp. (Canada)*	26,975	411,099
Cephalon, Inc. *(a)	7,673	473,808
ImClone Systems, Inc. *(a)	11,630	329,362
King Pharmaceuticals, Inc. *	87,740	1,494,212
Merck & Co., Inc.	231,886	9,716,023
Pfizer, Inc.	352,316	9,991,682
Viropharma, Inc. *	36,717	446,846

		23,181,692

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	17,935	591,138

Railroads — 0.8%
Burlington North Santa Fe Corp.	14,153	1,039,396
CSX Corp.	14,318	470,060
Norfolk Southern Corp.	14,521	639,650
Union Pacific Corp.	9,712	854,656

		3,003,762

Real Estate Investment Trust — 3.0%
Brookfield Homes Corp. (a)	10,813	304,494
CBL & Associates Properties, Inc. (a)	117,195	4,911,642
HRPT Properties Trust	118,602	1,417,294
iStar Financial, Inc. (a)	72,275	3,013,868
Lennar Corp. (Class A Stock)	24,011	1,086,498
Longview Fibre Co.	6,384	129,723

		10,863,519

Restaurants — 1.0%
Darden Restaurants, Inc.	31,898	1,354,708
McDonald’s Corp.	61,124	2,391,171

		3,745,879

Retail & Merchandising — 2.2%
Barnes & Noble, Inc. *	77,808	2,952,035
Federated Department Stores, Inc. (a)	28,153	1,216,491
Payless Shoesource, Inc. *(a)	23,093	575,016
SUPERVALU, Inc.	101,275	3,002,804

		7,746,346

Retail - Automotive — 0.6%
Autonation, Inc. *	42,892	896,443
Group 1 Automotive, Inc.	27,563	1,375,393

		2,271,836

Semiconductors — 1.1%
Freescale Semiconductor, Inc. (Class B Stock) *	73,455	2,792,025
Omnivision Technologies, Inc. *(a)	71,230	1,016,452
Texas Instruments, Inc.	3,548	117,971

		3,926,448

Software
BMC Software, Inc. *(a)	1,776	48,343

Telecommunications — 4.5%
AT&T, Inc. (a)	156,440	5,093,686

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Embarq Corp.	3,393	$164,120
Motorola, Inc.	60,402	1,510,050
Sprint Corp. (a)	150,594	2,582,687
Verizon Communications, Inc.	188,715	7,006,988

		16,357,531

Transportation — 1.1%
FedEx Corp.	10,045	1,091,691
United Parcel Service, Inc. (Class B Stock)	40,262	2,896,448

		3,988,139

Utilities — 2.1%
FirstEnergy Corp.	53,153	2,969,126
Great Plains Energy, Inc.	11,543	358,064
PG&E Corp.	10,179	423,955
Progress Energy, Inc.	7,470	338,989
TXU Corp.	8,476	529,919
UGI Corp.	64,115	1,567,612
Vectren Corp.	45,308	1,216,520

		7,404,185

Total Common Stocks (cost $322,246,832)		354,717,674

WARRANT*

	Units	Value

Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07 (cost $2,535)	2	474

Total Long-Term Investments (cost $322,249,367)		354,718,148

SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $60,188,775; includes $60,157,592 of cash collateral for securities on loan) (b)(w)	60,188,775	60,188,775

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Banks
4.75%	10/02/06	4,330	4,330,000

Total Short-Term Investments (cost $64,518,775)			64,518,775

Total Investments — 116.6% (cost $386,768,142)			419,236,923

Liabilities in Excess of Other Assets (u) — (16.6)%			(59,714,051)

NET ASSETS — 100.0%			$359,522,872

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $47,642,979; cash collateral of $60,157,592 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date		Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions: 11	S & P 500	Dec 06	(1)	$ 3,616,875	$ 3,699,850	$82,975

(1)	Cash of $173,250 has been segregated with the custodian to cover requirements for the above open futures contracts at September 30, 2006.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Advertising — 0.4%
Omnicom Group, Inc.	129,300	$12,102,480

Broadcasting — 8.0%
News Corp. (Class A Stock)	4,130,600	81,166,290
Time Warner, Inc. *	6,382,600	116,354,798
Viacom, Inc. (Class B Stock) *	561,500	20,876,570
Westwood One, Inc. *	445,900	3,156,972

		221,554,630

Cable Television — 0.4%
Comcast Corp. (Class A Stock) *(a)	315,000	11,607,750

Capital Goods — 2.3%
Illinois Tool Works, Inc.	554,200	24,883,580
ITT Industries, Inc.	306,400	15,709,128
United Technologies Corp.	373,400	23,654,890

		64,247,598

Chemicals — 2.0%
Air Products & Chemicals, Inc. (a)	751,200	49,857,144
DuPont, (E.I.) de Nemours & Co.	131,500	5,633,460

		55,490,604

Computer Hardware — 1.2%
International Business Machines Corp.	396,900	32,521,986

Computer Services & Software — 3.1%
Fiserv, Inc. *	249,700	11,758,373
Microsoft Corp.	2,694,600	73,643,418

		85,401,791

Computers — 2.4%
Sun Microsystems Inc. *	13,050,000	64,858,500

Conglomerates — 0.9%
Honeywell International, Inc.	578,600	23,664,740

Consumer Products & Services — 4.9%
Fortune Brands, Inc.	612,300	45,989,853
Procter & Gamble Co.	1,422,700	88,178,946

		134,168,799

Consumer Staples — 5.1%
Altria Group, Inc.	1,000,000	76,550,000
Loews Corp. *	694,300	26,313,970
Loews Corp. - Carolina Group	656,900	36,385,691

		139,249,661

Electronic Components & Equipment — 5.7%
Emerson Electric Co.	907,700	76,119,722
General Electric Co.	1,674,000	59,092,200
Nvidia Corp. *(a)	726,900	21,508,971

		156,720,893

Energy — 3.0%
Baker Hughes, Inc.	100,000	6,820,000
Exxon Mobil Corp. (a)	1,117,500	74,984,250

		81,804,250

Financial - Bank & Trust — 7.2%
Bank of America Corp.	2,060,400	110,375,628
Bank of New York Co., Inc. (The)	798,100	28,141,006
Northern Trust Corp.	665,000	38,855,950
Wachovia Corp. (a)	400,000	22,320,000

		199,692,584

Financial Services — 10.9%
American Express Co.	43,800	2,456,304
Citigroup, Inc. (a)	2,091,500	103,884,805
Fannie Mae	770,100	43,056,291
Goldman Sachs Group, Inc. (a)	79,400	13,432,098
JPMorgan Chase & Co.	2,414,200	113,370,832
Merrill Lynch & Co., Inc.	319,200	24,967,824

		301,168,154

Healthcare Services — 0.5%
Caremark Rx, Inc. *	238,500	13,515,795

Healthcare Services — 3.3%
WellPoint, Inc. *	1,190,200	91,704,910

Hotels & Motels — 1.0%
Hilton Hotels Corp. (a)	945,700	26,337,745

Insurance — 9.3%
ACE Ltd. (Cayman Islands)	614,100	33,609,693
Allstate Corp. (The)	472,500	29,639,925
American International Group, Inc.	1,700,000	112,642,000
Axis Capital Holdings Ltd. (Bermuda)	1,498,100	51,969,089
Hartford Financial Services Group, Inc. (The)	255,300	22,147,275
Progressive Corp. (The)	267,500	6,564,450

		256,572,432

Internet Services — 0.8%
Yahoo!, Inc. *	843,400	21,321,152

Oil & Gas — 4.6%
ChevronTexaco Corp.	817,900	53,048,994
ConocoPhillips	119,900	7,137,647
GlobalSantaFe Corp.	24,800	1,239,752
Nabors Industries Ltd. (Bermuda) *(a)	869,500	25,867,625
Noble Energy, Inc.	882,696	40,242,111

		127,536,129

Pharmaceuticals — 5.3%
Forest Laboratories, Inc. *(a)	138,600	7,014,546
Lilly, (Eli) & Co.	704,900	40,179,300
Merck & Co., Inc. (a)	654,900	27,440,310
Pfizer, Inc.	812,300	23,036,828

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Wyeth	950,000	$48,298,000

		145,968,984

Railroads — 0.7%
Union Pacific Corp.	231,100	20,336,800

Restaurants — 0.9%
McDonald’s Corp.	644,700	25,220,664

Retail & Merchandising — 3.0%
CVS Corp.	179,900	5,778,388
Home Depot, Inc.	2,107,400	76,435,398

		82,213,786

Semiconductors — 1.2%
Applied Materials, Inc. *(a)	1,933,800	34,286,274

Telecommunications — 8.9%
AT&T, Inc. (a)	2,415,100	78,635,656
Cisco Systems, Inc. *	2,118,200	48,718,600
Citizens Communications Co.	75,900	1,065,636
Motorola, Inc.	1,403,800	35,095,000
QUALCOMM, Inc.	989,600	35,971,960
Verizon Communications, Inc.	1,273,900	47,299,907

		246,786,759

Transportation — 1.1%
United Parcel Service, Inc. (Class B Stock) (a)	426,200	30,660,828

Utilities — 0.6%
FirstEnergy Corp.	312,400	17,450,664

Total Long-Term Investments (cost $2,394,984,121)		2,724,167,342

SHORT-TERM INVESTMENT — 14.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $395,632,634; includes $377,388,078 of cash collateral for securities on loan) (b)(w)	395,632,634	395,632,634

Total Investments — 113.0% (cost $2,790,616,755)		3,119,799,976
Liabilities in Excess of Other Assets — (13.0)%		(358,497,400)

NET ASSETS — 100.0%		$2,761,302,576

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $295,394,386; cash collateral of $377,388,078 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MONEY MARKET MUTUAL FUND
AST AllianceBernstein Growth & Income Portfolio	591,115	$12,904,051
AST Federated Aggressive Growth Portfolio	217,648	2,296,184
AST Goldman Sachs Small-Cap Value Portfolio	165,466	2,794,713
AST High Yield Portfolio	456,880	3,700,727
AST William Blair International Growth Portfolio	988,037	14,840,311
AST LSV International Value Portfolio	865,235	14,873,383
AST Large-Cap Value Portfolio	1,359,167	25,416,419
AST Marsico Capital Growth Portfolio	1,023,371	19,403,107
AST Money Market Portfolio	9,030,000	9,030,000
AST PIMCO Total Return Bond Portfolio	4,532,984	51,449,373
AST Small-Cap Growth Portfolio *	154,401	2,314,478
AST T. Rowe Price Global Bond Portfolio	172,046	1,940,683
AST T. Rowe Price Large-Cap Growth Portfolio *	1,848,097	18,887,552
AST T. Rowe Price Natural Resources Portfolio	106,518	2,819,521

Total Long-Term Investments (cost $169,456,967)		182,670,502

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $958,975) (w)	958,975	958,975

Total Investments — 100.1% (cost $170,415,942)		183,629,477
Liabilities in Excess of Other Assets — (0.1)%		(263,856)

NET ASSETS — 100.0%		$183,365,621

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the underlying Portfolio in which the Portfolio invests.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 103.8%
COMMON STOCKS — 59.6%
Advertising
Omnicom Group, Inc.	818	$76,565

Aerospace — 1.2%
Boeing Co. *	7,093	559,283
Lockheed Martin Corp.	17,740	1,526,704

		2,085,987

Airlines — 0.1%
Southwest Airlines Co.	5,298	88,265

Automobile Manufacturers — 1.0%
Cummins, Inc.	14,274	1,701,889

Automotive Parts — 0.3%
Group 1 Automotive, Inc.	11,343	566,016

Beverages — 1.6%
Coca-Cola Co.	39,188	1,750,920
Pepsi Bottling Group, Inc.	24,433	867,371
PepsiCo, Inc.	3,491	227,823

		2,846,114

Biotechnology — 1.2%
Amgen, Inc. *	28,979	2,072,868
Biogen Idec, Inc. *	1,242	55,492

		2,128,360

Broadcasting — 0.2%
Liberty Media Holding Corp. (Class A Stock) *	4,093	342,052

Building Materials — 0.3%
USG Corp. *(a)	10,590	498,154

Business Services — 1.5%
Accenture Ltd. (Class A Stock) *	53,916	1,709,676
Acxiom Corp.	30,929	762,709
Harland, (John H.) Co. (a)	2,930	106,799

		2,579,184

Capital Markets — 0.6%
Mellon Financial Corp.	27,373	1,070,284

Chemicals — 1.3%
Celanese Corp.	51,657	924,660
Georgia Gulf Corp.	8,898	243,983
Lyondell Chemical Co.	29,235	741,692
Sherwin-Williams Co. (The)	4,696	261,943
Westlake Chemical Corp.	4,566	146,158

		2,318,436

Commercial Services — 0.3%
Apollo Group, Inc. (Class A Stock) *	9,402	462,954

Computer Hardware — 3.3%
Hewlett-Packard Co.	73,202	2,685,782
International Business Machines Corp.	33,980	2,784,321
Lexmark International, Inc., (Class A Stock) *(a)	5,896	339,963

		5,810,066

Computer Services & Software
Cadence Design Systems, Inc. *	3,279	55,612
Global Payments, Inc.	159	6,997

		62,609

Construction — 1.0%
Granite Construction, Inc.	25,139	1,341,166
McDermott International, Inc. *	8,655	361,779

		1,702,945

Consumer Cyclicals - Motor Vehicle — 0.1%
ArvinMeritor, Inc.	15,849	225,690

Consumer Products & Services — 0.1%
Johnson & Johnson	2,542	165,077

Consumer Staples - Home Products — 1.0%
Colgate-Palmolive Co.	27,710	1,720,791

Diversified Operations — 0.1%
Seaboard Corp.	78	93,990

Electronic Components & Equipment — 0.2%
National Semiconductor Corp.	12,958	304,902
Plexus Corp. *	1,079	20,717

		325,619

Entertainment & Leisure — 0.7%
Disney, (Walt) Co.	36,274	1,121,229
Harley-Davidson, Inc.	1,018	63,880
Mattel, Inc.	3,627	71,452

		1,256,561

Environmental Services — 0.5%
Waste Management, Inc.	23,950	878,486

Farming & Agriculture — 0.2%
Delta & Pine Land Co.	7,231	292,855

Financial - Bank & Trust — 4.2%
Bank of America Corp.	54,131	2,899,798
Corus Bankshares, Inc. (a)	18,848	421,441
Downey Financial Corp.	7,249	482,349
FirstFed Financial Corp. *(a)	11,581	656,874
KeyCorp	6,739	252,308
Northern Trust Corp.	11,235	656,461
State Street Corp.	7,324	457,018
U.S. Bancorp	7,263	241,277
Wells Fargo & Co.	39,534	1,430,340

		7,497,866

Financial Services — 7.2%
American Express Co.	22,888	1,283,559
Capital One Financial Corp.	134	10,541
Citigroup, Inc.	78,854	3,916,678
Freddie Mac	5,840	387,367
Goldman Sachs Group, Inc.	13,147	2,224,078
IndyMac Bancorp, Inc.	9,225	379,701
Lehman Brothers Holdings, Inc.	17,927	1,324,088
Morgan Stanley	28,946	2,110,453
PNC Financial Services Group, Inc.	4,999	362,128
Washington Mutual, Inc.	16,262	706,909

		12,705,502

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food — 1.2%
Campbell Soup Co.	16,133	$588,854
General Mills, Inc.	17,777	1,006,178
Kroger Co. (The) *	24,940	577,112

		2,172,144

Healthcare Services — 2.4%
Humana, Inc. *	25,383	1,677,563
Sierra Health Services, Inc. *	24,950	944,108
UnitedHealth Group, Inc.	21,712	1,068,230
WellCare Health Plans, Inc. *(a)	9,370	530,623

		4,220,524

Hotels & Motels — 0.1%
Choice Hotels International, Inc.	3,157	129,121

Insurance — 2.0%
ACE Ltd.	7,872	430,835
Arch Capital Group Ltd. *	15,117	959,778
Berkley, (W.R.) Corp. (a)	33,448	1,183,725
Chubb Corp.	14,867	772,489
Philadelphia Consolidated Holding Corp. *	3,830	152,357

		3,499,184

Internet Services — 0.1%
RealNetworks, Inc. *	26,779	284,125

Media — 1.6%
DirecTV Group, Inc. (The) *	70,434	1,386,141
McGraw-Hill Cos., Inc.	24,009	1,393,242

		2,779,383

Medical Supplies & Equipment — 2.4%
Alcon, Inc. (Switzerland)	405	46,372
Applera Corp. - Applied Biosystems Group	24,646	816,029
Baxter International, Inc.	743	33,777
Becton, Dickinson & Co.	21,116	1,492,268
Hillenbrand Industries, Inc.	670	38,177
McKesson Corp.	34,642	1,826,326

		4,252,949

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	10,209	543,731
Nucor Corp.	32,529	1,609,860
Steel Dynamics, Inc.	15,350	774,408

		2,927,999

Miscellaneous Manufacturing
Acuity Brands, Inc.	294	13,348

Oil & Gas — 6.6%
ChevronTexaco Corp.	35,587	2,308,173
Covanta Holding Corp *	10,126	218,013
EnCana Corp. (Canada)	2,336	109,068
Exxon Mobil Corp.	75,590	5,072,089
Grey Wolf, Inc. *(a)	51,335	342,918
Marathon Oil Corp.	13,184	1,013,850
Occidental Petroleum Corp.	16,004	769,952
Sunoco, Inc.	11,504	715,434
Tesoro Corp. *	3,976	230,528
Valero Energy Corp.	15,699	808,027

		11,588,052

Paper & Forest Products — 0.5%
Temple-Inland, Inc.	22,915	918,891

Pharmaceuticals — 2.5%
Abbott Laboratories	1,843	89,496
AmerisourceBergen Corp.	21,334	964,297
Biovail Corp. *	5,654	86,167
Cardinal Health, Inc.	10,814	710,913
Cephalon, Inc. *	2,725	168,269
ImClone Systems, Inc. *(a)	6,498	184,023
Merck & Co., Inc.	51,697	2,166,104

		4,369,269

Printing & Publishing — 0.1%
Wiley, (John) & Sons, Inc. (Class A Stock)	3,992	143,752

Railroads — 0.1%
Burlington North Santa Fe Corp.	504	37,014
Norfolk Southern Corp.	1,230	54,181
Union Pacific Corp.	1,263	111,144

		202,339

Restaurants — 0.9%
Darden Restaurants, Inc.	25,245	1,072,155
McDonald’s Corp.	9,619	376,296
Yum! Brands, Inc.	2,102	109,409

		1,557,860

Retail & Merchandising — 3.2%
American Eagle Outfitters, Inc.	4,031	176,679
Ann Taylor Stores Corp. *	5,567	233,035
Big Lots, Inc. *(a)	37,251	737,942
Dollar Tree Stores, Inc. *(a)	28,379	878,614
Federated Department Stores, Inc.	26,786	1,157,423
JC Penney Co., Inc.	924	63,192
Kohl’s Corp. *	11,234	729,311
NBTY, Inc. *	628	18,382
Office Depot, Inc. *(a)	29,783	1,182,385
OfficeMax, Inc.	9,624	392,082
Payless Shoesource, Inc. *(a)	2,199	54,755

		5,623,800

Semiconductors — 1.0%
Freescale Semiconductor, Inc. (Class B Stock) *	8,113	308,375
Lam Research Corp. *	7,338	332,632
Micron Technology, Inc. *	40,521	705,065
ON Semiconductor Corp. *(a)	32,166	189,136
Texas Instruments, Inc.	9,199	305,867

		1,841,075

Software — 0.3%
BMC Software, Inc. *(a)	18,764	510,756
Microsoft Corp.	705	19,268
Oracle Corp. *	2,136	37,892

		567,916

Telecommunications — 2.4%
AT&T, Inc. (a)	34,956	1,138,168

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
BellSouth Corp.	10,867	$464,564
CenturyTel, Inc.	164	6,506
Cisco Systems, Inc. *	52,894	1,216,562
Motorola, Inc.	6,789	169,725
Sprint Corp.	33,738	578,607
Verizon Communications, Inc.	18,195	675,580

		4,249,712

Transportation — 0.3%
FedEx Corp.	1,108	120,418
United Parcel Service, Inc. (Class B Stock)	5,646	406,173

		526,591

Utilities — 2.0%
AES Corp. *	50,863	1,037,097
FirstEnergy Corp.	7,326	409,230
TXU Corp.	33,228	2,077,414

		3,523,741

Total Common Stocks (cost $94,643,253)		104,894,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.9%
Federal Home Loan Bank
4.625%	02/01/08	$1,400	1,392,324

Federal Home Loan Mortgage Corp.
4.50%	12/15/14-01/01/19	1,767	1,721,691
5.00%	02/15/16-04/01/21	3,538	3,493,275
5.30%	05/12/20	1,800	1,736,782
5.50%	03/28/16-12/01/33	1,149	1,149,753
6.50%	06/01/16	205	209,708
7.00%	06/01/14-08/01/29	189	193,150

Federal National Mortgage Assoc.			8,504,359

4.50%	05/01/19	776	748,962
5.00%	11/01/33-10/15/36	2,754	2,648,443
5.50%	12/01/16-01/01/34	5,462	5,387,967
5.50%	TBA	2,006	2,004,746
5.80%	02/09/26	2,200	2,197,554
6.00%	12/01/13-10/15/34	4,052	4,072,116
6.50%	01/01/32-10/15/34	3,842	3,912,890
Notes
6.625%	09/15/09-11/15/30	1,500	1,631,487
7.00%	05/01/11-06/01/32	439	451,176
7.50%	03/01/27-09/01/30	81	83,101

Government National Mortgage Assoc.			23,138,442

6.00%	04/15/28-05/15/28	60	61,077
6.50%	03/15/28-04/15/28	46	47,516
7.00%	12/15/27-05/15/31	127	131,341
7.50%	05/15/30	26	27,416
8.00%	03/15/27	10	10,925
8.75%	04/15/27	4	4,804

			283,079

Total U.S. Government Agency Mortgage-Backed Securities (cost $33,414,222)			33,318,204

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS — 6.9%
Aerospace — 0.1%
Lockheed Martin Corp., Notes, 144A(g)
6.15%	09/01/36	Baa1	51	53,443
United Technologies Corp., Notes
6.05%	06/01/36	A2	160	169,699

				223,142

Beverages — 0.2%
Miller Brewing Co., Notes,144A(g)
4.25%	08/15/08	Baa1	300	294,101

Chemicals
Dow Chemical Co., Debs.
7.375%	11/01/29	A3	51	59,555

Commercial Services — 0.1%
D.R. Horton, Inc., Sr. Notes
7.875%	08/15/11	Baa3	210	224,281

Electric - Integrated — 0.1%
Consolidated Edison Co. of New York, Notes
5.50%	09/15/16	A1	150	150,416

Energy — 0.1%
XTO Energy, Inc., Notes
5.30%	06/30/15	Baa2	100	97,000

Entertainment & Leisure — 0.2%
Disney, (Walt) Co., Notes
5.50%	12/29/06	A3	400	400,238

Environmental Services — 0.1%
Waste Management, Inc., Sr. Notes
7.00%	07/15/28	Baa3	210	229,902

Financial - Bank & Trust — 0.5%
General Electric Capital Corp., Notes
6.125%	02/22/11	Aaa	190	197,129
HSBC Finance Corp., Sr. Notes
4.625%	09/15/10	Aa3	170	166,529
PNC Bank NA, Sr. Sub. Notes
4.875%	09/21/17	A2	200	189,802
Wells Fargo & Co., Sr. Unsec’d. Notes
4.625%	08/09/10	Aa1	270	265,769

				819,229

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Financial - Brokerage — 0.5%
Lehman Brothers Holdings, Inc., Notes
5.00%	01/14/11	A1	$220	$217,859
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	200	194,267
Sub. Notes
6.05%	05/16/16	A1	190	196,473
Morgan Stanley,
Notes
4.00%	01/15/10	Aa3	100	96,503
4.25%	05/15/10	Aa3	150	145,053

				850,155

Financial Services — 1.5%
Abbey National PLC, Sub. Notes
7.95%	10/26/29	A1	51	64,188
American General Finance Corp., Notes
4.50%	11/15/07	A1	300	297,644
AXA Financial, Inc., Sub. Notes
8.60%	12/15/30	A3	51	65,111
Capital One Financial Co., Sr. Notes
5.70%	09/15/11	Baa1	150	151,057
Devon Financing Corp. LLC, Gtd. Bonds
7.875%	09/30/31	Baa2	111	135,280
Fannie Mae, Notes
5.00%	09/14/07	Aaa	1,407	1,404,705
John Deere Capital Corp., Sr. Notes
4.50%	08/25/08	A3	270	266,469
Quebec Province, Notes
5.00%	07/17/09	Aa3	250	249,968
Residential Capital Corp., Sr. Notes
6.50%	04/17/13	Baa3	50	50,777

				2,685,199

Food — 0.2%
Cadbury Schweppes US Finance LLC, Gtd. Notes, 144A (g)
3.875%	10/01/08	Baa2	190	184,808
Kellogg Co., Debs
7.45%	04/01/31	A3	51	61,550
Kraft Foods, Inc., Bonds
6.50%	11/01/31	A3	51	55,047

				301,405

Insurance — 0.3%
Genworth Financial, Inc., Notes
4.95%	10/01/15	A2	120	115,198
Monumental Global Funding II, Notes, 144A (g)
3.85%	03/03/08	Aa3	350	342,726

				457,924

Media — 0.4%
Cox Communications, Inc., Notes
7.125%	10/01/12	Baa3	300	319,718
Knight Ridder, Inc., Notes
7.125%	06/01/11	Ba1	150	156,444
News America Holdings Co., Gtd. Notes
7.75%	01/20/24	Baa2	150	165,890
Time Warner, Inc., Gtd. Notes
7.625%	04/15/31	Baa2	51	56,338

				698,390

Medical Supplies & Equipment — 0.2%
Laboratory Corp. of America, Sr. Unsec’d. Notes
5.625%	12/15/15	Baa3	240	238,195
Schering-Plough Corp., Sr. Notes
5.55%	12/01/13	Baa1	150	150,488

				388,683

Metals & Mining — 0.1%
Alcan, Inc., Notes
4.50%	05/15/13	Baa1	200	188,508

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Notes
5.95%	09/15/16	Baa2	110	111,314
ConocoPhillips Holding Co., Sr. Notes
6.95%	04/15/29	A1	51	58,816
Enterprise Products Operating LP,
Sr. Notes
4.95%	06/01/10	Baa3	360	352,137
6.65%	10/15/34	Baa3	110	110,136
Premcor Refining Group, Inc., Gtd. Notes
6.125%	05/01/11	Baa3	270	275,784

				908,187

Retail & Merchandising — 0.4%
May Department Stores Co., Notes
4.80%	07/15/09	Baa1	500	490,578
Target Corp., Sr. Unsec’d. Notes
7.00%	07/15/31	A1	51	59,601
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	90	84,169
Sr. Unsec’d. Notes
7.55%	02/15/30	Aa2	51	62,645

				696,993

Telecommunications — 0.5%
AT&T Corp., Sr. Notes
9.05%	11/15/11	A2	233	252,545
BellSouth Corp., Notes
6.875%	10/15/31	A2	51	53,115
Nextel Communications, Sr. Notes
5.95%	03/15/14	Baa3	440	430,351
Telecom Italia Capital SA Co., Gtd. Notes (Luxembourg)
4.00%	01/15/10	Baa2	90	85,276
Verizon Communications, Inc., Sr. Notes
5.55%	02/15/16	A3	60	59,208

				880,495

Utilities — 0.9%
Carolina Power & Light, First Mortgage
5.15%	04/01/15	A3	50	48,881
CenterPoint Energy Resources Corp., Debs.
6.50%	02/01/08	Baa3	450	455,235
Dominion Resources, Inc.,
Notes
4.125%	02/15/08	Baa2	300	295,215
4.75%	12/15/10	Baa2	140	136,515
FirstEnergy Corp., Notes
7.375%	11/15/31	Baa3	121	139,894
Hydro-Quebec Local Government, Gtd. Notes
8.40%	01/15/22	Aa3	51	66,927

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
NiSource Finance Corp., Gtd. Notes
5.25%	09/15/17	Baa3	$120	$111,966
Pacific Gas & Electric Corp., First Mortgage
6.05%	03/01/34	Baa1	150	150,872
Southern California Edison Co., First Mortgage
5.625%	02/01/36	A3	150	145,567

				1,551,072

Total Corporate Obligations (cost $12,129,839)				12,104,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
4.875%	04/30/11	2,252	2,277,071
6.125%	11/15/27	400	467,844
6.25%	05/15/30	309	371,355
7.125%	02/15/23	1,050	1,318,899
8.125%	08/15/21	1,000	1,347,344
U.S. Treasury Inflationary Bond, TIPS
2.00%	01/15/16	1,400	1,402,408
U.S. Treasury Notes
4.875%	08/15/16	385	392,279
5.125%	06/30/11	3,420	3,495,479

Total U.S. Treasury Obligations (cost $10,915,863)			11,072,679

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP (IO)
0.86%	11/10/39	AAA(d)	4,688	101,064
Bank of America Large Loan, Series 2005- MIB1, Class A1, 144A(c)(g)
5.48%	03/15/22	Aaa	816	815,790
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class X2 (IO)
0.93%	08/13/46	AAA(d)	6,982	227,800
Series 2006-BBA, Class A1(c)(g)
5.44%	03/15/19	Aaa	450	450,003
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X (IO)
1.00%	09/15/30	AAA(d)	5,792	156,810
Fannie Mae, Series 2003-92, Class PD
4.50%	03/25/17	Aaa	1,144	1,111,915
Freddie Mac, Series 2567, Class OD
5.00%	08/15/15	Aaa	375	372,956
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%	10/15/38	Aaa	85	84,455
Greenwich Capital Commercial Funding Corp., Series 2005 -GG5, Class A5 (c)
5.224%	09/10/15	Aaa	3,100	3,072,311
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478%	07/15/27	AAA(d)	1,100	1,068,300
Series 2004-C4, Class A2
4.567%	06/15/29	Aaa	700	690,750
Series 2005-C3J, Class A3
4.647%	07/15/30	Aaa	1,000	976,282(c)
Lehman Brothers Commercial Mortgage Trust, Series 2006-LLFA, Class A1 (c)(g)
5.41%	09/15/21	Aaa	398	398,201
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2005-LLFA, Class A1, 144A(c)(g)
5.43%	07/15/18	Aaa	378	377,505
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)	50	50,669
Morgan Stanley Capital I, Series 2006-XLF, Class A1(c)(g)
5.42%	07/15/19	Aaa	250	249,952
Washington Mutual, Inc., Series 2005-AR11, Class A1C1 (c)
5.53%	07/25/45	Aaa	119	119,315

Total Collateralized Mortgage Obligations (cost $10,307,108)				10,324,078

ASSET-BACKED SECURITIES — 3.1%
ABSC NIMS Trust, Series 2004-HE5, Class A1, 144A (g)
6.00%	08/27/34	BBB+(d)	2	2,254
Accredited Mortgage Loan Trust,(c)
Series 2006-1, Class A2A
5.39%	04/25/36	Aaa	346	346,033
Series 2006-2, Class A1
5.37%	09/25/36	Aaa	371	371,159
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A ,144A (g)
5.193%	06/25/34	Aaa	—(r)	585
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A (c)
5.41%	03/25/36	Aaa	186	186,515
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4 (c)
5.39%	03/15/10	Aaa	1,125	1,125,575
CNH Equipment Trust, Series 2004-A, Class A3A (c)
5.40%	10/15/08	Aaa	128	127,737
Countrywide Asset-Backed Certificates,(c)
Series 2005-7, Class 3AV1
5.45%	11/25/35	Aaa	34	33,570
Series 2006-6, Class 2A1
5.40%	04/25/36	Aaa	455	454,979
Credit-Based Asset Servicing and Securitization Trust, Series 2006-CB3, Class AV1 (c)
5.39%	04/25/36	Aaa	503	502,977
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1 (c)
5.39%	06/25/36	Aaa	318	317,924
Long Beach Mortgage Loan Trust,(c)
Series 2006-2, Class 2A1
5.40%	03/25/36	Aaa	315	315,083
Series 2006-6, Class 2A1
5.364%	07/25/36	Aaa	236	236,332
Nomura Home Equity Loan, Inc.,(c)
Series 2006 - HE1, Class A1
5.404%	02/25/36	Aaa	37	36,687
Series 2006 - HE2, Class A1
5.39%	03/25/36	Aaa	58	57,769

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Novastar Home Equity Loan, Series 2005-4, Class A2A(c)
5.42%	01/25/36	Aaa	$432	$431,967
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%	03/25/34	Aaa	110	107,191
SLM Student Loan Trust, (c)
Series 2006-4 ,Class A1
5.455%	07/25/12	Aaa	347	346,881
Series 2006-7, Class A1
5.47%	04/25/12	Aaa	425	425,199

Total Asset-Backed Securities (cost $5,427,780)				5,426,417

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Bank
5.125%	09/29/10	1,505	1,512,090
Federal Home Loan Mortgage Corp.
5.25%	07/18/11	2,490	2,524,950

Total U.S. Government Agency Obligations (cost $4,017,533)			4,037,040

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.8%
Illinois — 0.1%
Illinois State Taxable Pension
5.10%	06/01/33	Aa3	300	287,436

Massachusetts — 0.7%
Massachusetts State Special Obligation Tax Revenue
5.50%	01/01/34	Aaa	1,000	1,198,740

Total Municipal Bonds (cost $1,442,815)				1,486,176

Total Long-Term Investments (cost $172,298,413)				182,663,561

SHORT-TERM INVESTMENTS — 7.1%

			Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 4.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $7,795,602; includes $7,675,470 of cash collateral for securities on loan) (b)(w)			7,795,602	7,795,602

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Bank
4.75%	10/02/06	4,750	4,750,000

Total Short-Term Investments (cost $12,545,602)			12,545,602

Total Investments — 110.9% (cost $184,844,015)			195,209,163

Liabilities in Excess of Other Assets(u) — (10.9)%			(19,257,675)

Net Assets — 100.0%			$175,951,488

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated by Moodys or Standard & Poor’s

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan.The aggregate market value of such securities is $7,267,705; cash collateral of $7,675,470 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(r)	Less than $1,000 par.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date		Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions:
3	S & P 500	Dec 06	(1)	$ 982,875	$ 1,009,050	$ 26,175

(1)	Cash of $47,250 has been segregated with the custodian to cover requirements for the above open futures contracts at September 30, 2006.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 64.4%
Advertising — 0.3%
Aegis Group PLC (United Kingdom)	73,059	$182,959
Getty Images, Inc. *	1,700	84,456
Lamar Advertising Co. *	10,700	571,487
Publicis Groupe SA (France)	6,239	245,728
WPP Group PLC (United Kingdom)	9,310	115,396
WPP Group PLC, ADR (United Kingdom)	800	49,384

		1,249,410

Aerospace — 0.9%
Boeing Co.	10,900	859,465
British Airways PLC (United Kingdom)*	13,970	111,689
DRS Technologies, Inc. *(a)	420	18,341
General Dynamics Corp.	9,100	652,197
Goodrich Corp.	11,300	457,876
MTC Technologies, Inc. *	1,300	31,252
Raytheon Co.	3,900	187,239
Rockwell Collins, Inc.	15,400	844,536
Teledyne Technologies, Inc. *	500	19,800
Triumph Group, Inc. *	1,400	59,290
United Technologies Corp.	9,500	601,825

		3,843,510

Airlines — 0.2%
Qantas Airways Ltd. (Australia)	21,470	62,566
Republic Airways Holdings *	3,400	52,768
SkyWest, Inc.	6,400	156,928
Southwest Airlines Co.	22,400	373,184

		645,446

Automobile Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	5,902	316,127
General Motors Corp. (a)	4,500	149,670
Honda Motor Co. Ltd. (Japan)	8,000	268,868
Oshkosh Truck Corp.	3,300	166,551
Piaggio and C. SpA (Italy)	27,600	102,545
Rolls Royce Group PLC (United Kingdom)*	19,152	162,442
Toyota Motor Corp. (Japan)	9,800	532,622
Volvo AB (Sweden)	3,600	214,433

		1,913,258

Automotive Parts — 0.2%
Autoliv AB (Sweden)	6,600	365,208
Autoliv, Inc.	2,000	110,220
Genuine Parts Co.	5,100	219,963
Koito Manufacturing Co. Ltd. (Japan)	12,000	154,718

		850,109

Banking
Virginia Commerce Bancorp., Inc. *(a)	450	9,990

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	16,600	788,666
Boston Beer Co., Inc. (Class A Stock) *	1,800	59,130
Coca-Cola Co.	44,000	1,965,920
Coca-Cola Enterprises, Inc.	9,500	197,885
Compania Cervecerias Unidas SA, ADR (Chile)	3,100	81,623
Kirin Brewery Co. Ltd. (Japan)	9,000	120,152
Lion Nathan Ltd. (New Zealand)	12,441	74,637
PepsiCo, Inc.	29,900	1,951,274
Pernod Ricard SA (France)	2,092	435,319

		5,674,606

Broadcasting — 0.5%
Cox Radio, Inc. (Class A Stock) *	2,500	38,375
Discovery Holding Co. (Class A Stock) *	4,352	62,930
Emmis Communications Corp. (Class A Stock) *	1,100	13,475
Liberty Media Holding Corp. Interactive (Class A Stock) *	5,606	114,250
Liberty Media Holding Corp. (Class A Stock) *	5,376	449,272
Meredith Corp.	2,100	103,593
News Corp. (Class A Stock)	16,600	326,190
Prosieben Sat.1 (Germany)*	4,053	112,297
Radio One, Inc. (Class D Stock) *	4,900	30,625
Scripps, (E.W.) Co. (Class A Stock)	2,700	129,411
Viacom, Inc. (Class B Stock) *	20,150	749,177

		2,129,595

Building & Construction
Wacker Chemie AG (Germany)*	697	82,020

Building Materials — 0.4%
American Standard Cos., Inc.	10,200	428,094
Boral Ltd. (Australia)	24,503	132,035
Bouygues SA (France)	5,370	287,222
Cemex SA de CV (Mexico)*	39,192	118,282
Holcim Ltd. (Switzerland)	1,366	111,644
Masco Corp.	11,100	304,362
SCP Pool Corp.	2,612	100,562
Trex Co., Inc. *(a)	700	16,912
Universal Forest Products, Inc.	600	29,430

		1,528,543

Business Services — 0.5%
Accenture Ltd. (Class A Stock) *	13,900	440,769
ChoicePoint, Inc. *	966	34,583
Corporate Executive Board Co. (The)	2,200	197,802
Fair Isaac Corp.	2,797	102,286
First Data Corp.	12,900	541,800
Fiserv, Inc. *	2,100	98,889

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Business Services (cont’d.)
Informa Group PLC (United Kingdom)	12,794	$118,516
Iron Mountain, Inc. *(a)	3,325	142,776
Manpower, Inc.	1,000	61,270
Navigant Consulting, Inc. *(a)	1,300	26,078
Robert Half International, Inc.	6,000	203,820
Senomyx, Inc. *	1,000	15,370
TRANS COSMOS, Inc. (Japan)	5,100	100,381
TTM Technologies, Inc. *	5,500	64,350
Univar NV (Netherlands)	3,034	127,152
Wireless Facilities, Inc. *	5,000	10,700

		2,286,542

Cable Television — 0.5%
Comcast Corp. (Class A Stock)*	38,000	1,400,300
DIRECTV Group, Inc. (The) *	5,655	111,290
Liberty Global, Inc. (Class A Stock) *	1,132	29,138
Rogers Communications, Inc. (Class B Stock) (Canada)	9,300	510,291

		2,051,019

Chemicals — 0.8%
Arch Chemicals, Inc.	2,950	83,927
Avery Dennison Corp.	5,600	336,952
BASF AG (Germany)	2,191	175,450
Cabot Corp.	1,200	44,640
Dow Chemical Co.	19,700	767,906
DSM NV (Netherlands)	4,001	175,492
DuPont, (E.I.) de Nemours & Co.	17,759	760,795
Ecolab, Inc. (a)	6,900	295,458
Mitsubishi Gas Chemical Co., Inc. (Japan)	24,000	260,673
Mosaic Co. (The) *	3,600	60,840
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	2,300	239,637
Sigma-Aldrich Corp. *	1,500	113,505
Sumitomo Bakelite Co. Ltd. (Japan)	8,000	60,411
Symyx Technologies, Inc. *	3,300	69,927
Valspar Corp.	800	21,280
Waters Corp. *	2,100	95,088

		3,561,981

Clothing & Apparel — 0.2%
Adidas-Salomon AG (Germany)	3,980	187,238
Aoyama Trading Co. Ltd. (Japan)	1,600	51,065
Chico’s FAS, Inc. *(a)	4,200	90,426
Cintas Corp.	3,200	130,656
Lotte Shopping Co. Ltd., GDR (Korea)*(g)	5,317	94,094
NIKE, Inc. (Class B Stock)	4,300	376,766
Quiksilver, Inc. *	1,500	18,225

		948,470

Commercial Banks
Standard Chartered PLC (United Kingdom)	7,595	194,536

Commercial Services
Jackson Hewitt Tax Service, Inc.	2,300	69,023

Computer Hardware — 1.3%
Acer, Inc. (Taiwan)	13,260	22,476
Affiliated Computer Services, Inc. (Class A Stock) *(a)	2,600	134,836
Apple Computer, Inc. *	31,300	2,411,039
Dell, Inc. *	67,800	1,548,552
Hewlett-Packard Co.	13,400	491,646
Insight Enterprises, Inc. *	2,900	59,769
International Business Machines Corp.	6,150	503,931
Mercury Computer Systems, Inc. *	1,100	13,035
NCI, Inc. (Class A Stock) *	900	10,791
Network Appliance, Inc. *(a)	5,900	218,359

		5,414,434

Computer Services & Software — 2.8%
Activision, Inc. *(a)	4,777	72,133
Autodesk, Inc. *	2,500	86,950
Automatic Data Processing, Inc.	16,700	790,578
Avid Technology, Inc. *(a)	2,800	101,976
CACI International, Inc. (Class A Stock) *	500	27,505
Cadence Design Systems, Inc. *	2,000	33,920
CDW Corp.	900	55,512
Cisco Systems, Inc. *	103,000	2,369,000
Cognizant Technology Solutions Corp. *	1,400	103,684
DST Systems, Inc. *	2,100	129,507
Electronic Arts, Inc. *(a)	4,900	272,832
EMC Corp. *	33,500	401,330
F5 Networks, Inc. *	1,800	96,696
Factset Research Systems, Inc.	1,100	53,427
Global Payments, Inc.	1,600	70,416
Henry, (Jack) & Associates, Inc.	1,500	32,655
Inforte Corp. *	6,500	26,845
Inprise Corp. *	2,600	14,898
Logicacmg PLC (United Kingdom)	19,700	57,172
Macrovision Corp. *	400	9,476
McAfee, Inc. *	37,600	919,696
Microsoft Corp.	168,300	4,599,639
Oracle Corp. *	22,300	395,602
Rackable Systems, Inc. *	400	10,948
Red Hat, Inc. *	33,900	714,612
SRA International, Inc. (Class A Stock) *	2,000	60,120
Taleo Corp. (Class A Stock) *	4,900	49,588
Tech Data Corp. *(a)	1,600	58,448
Websense, Inc.	3,800	82,118

		11,697,283

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Computers — 0.4%
Sun Microsystems, Inc. *	332,000	$1,650,040

Conglomerates — 2.3%
3M Co.	15,900	1,183,278
Altria Group, Inc.	46,400	3,551,920
Asahi Kasei Corp. (Japan)	22,000	140,800
DCC PLC (Ireland)	13,612	340,037
GKN PLC (United Kingdom)	20,915	112,487
Honeywell International, Inc.	30,800	1,259,720
Hutchison Whampoa Ltd. (Hong Kong)	11,400	100,675
ITT Industries, Inc.	5,300	271,731
Mitsui & Co. Ltd. (Japan)	15,000	190,730
Sumitomo Corp. (Japan)	13,000	162,108
Tyco International Ltd.	84,900	2,376,351

		9,689,837

Construction — 0.4%
Actelion Ltd. (Switzerland)*	774	111,044
All Nippon Airways Co. Ltd. (Japan)	31,000	125,443
D.R. Horton, Inc.	10,500	251,475
Fluor Corp.	1,900	146,091
Grupo Acciona SA (Spain)	3,139	477,651
Insituform Technologies, Inc. (Class A Stock) *	2,000	48,560
JGC Corp. (Japan)	7,000	116,978
Meritage Homes Corp. *(a)	600	24,966
Standard Pacific Corp.	4,300	101,050
Technip-Coflexip SA (France)	2,389	135,777
Toll Brothers, Inc. *(a)	2,500	70,200
Toyoda Gosei Co. Ltd. (Japan)	6,000	132,063

		1,741,298

Consumer Products & Services — 2.4%
Avon Products, Inc.	15,600	478,296
Clorox Co.	3,000	189,000
Colgate-Palmolive Co.	10,200	633,420
Dollar Thrifty Automotive Group, Inc. *	3,000	133,710
Fortune Brands, Inc.	2,900	217,819
Fossil, Inc. *(a)	2,200	47,388
Hitachi Maxell (Japan)	6,500	84,300
iRobot Corp. *	1,000	20,060
Jarden Corp. *(a)	500	16,485
Johnson & Johnson	50,746	3,295,445
Kimberly-Clark Corp.	5,500	359,480
L’Oreal SA (France)	2,146	217,972
Orkla ASA (Class A Stock) (Norway)	4,180	198,862
Pacific Brands Ltd. (Australia)	39,349	74,197
Procter & Gamble Co.	68,505	4,245,940

		10,212,374

Containers & Packaging
Smurfit-Stone Container Corp.*	3,800	42,560

Distribution/Wholesale
Fastenal Co. (a)	3,000	115,710

Diversified Operations — 1.7%
General Electric Co.	196,900	6,950,570
Tomkins PLC (United Kingdom)	27,558	122,158

		7,072,728

Electric - Integrated
AEM SpA (Italy)	47,798	129,100

Electronic Components & Equipment — 0.9%
Advanced Energy Industries, Inc. *	2,400	40,896
Alpine Electronics, Inc. (Japan)	3,900	54,674
AVX Corp.	3,200	56,608
Belden CDT, Inc.	1,450	55,433
CyberOptics Corp. *	3,200	42,240
Duke Energy Corp.	29,000	875,800
Fanuc Ltd. (Japan)	1,700	132,690
Flextronics International Ltd. (Singapore)*	15,000	189,600
FLIR Systems, Inc. *(a)	2,900	78,764
Gentex Corp.	3,100	44,051
Harman International Industries, Inc.	1,300	108,472
Jabil Circuit, Inc. *	12,400	354,268
Littelfuse, Inc. *	400	13,880
Mitsubishi Electric Corp. (Japan)	22,000	185,312
Neopost SA (France)	1,123	134,001
Nikon Corp. (Japan)	7,000	144,593
Plexus Corp. *	2,500	48,000
Soitec SA (France)*	6,054	175,031
Sony Corp. (Japan)	7,000	283,259
Symbol Technologies, Inc.	7,200	106,992
Tektronix, Inc.	12,600	364,518
Tokyo Electron Ltd. (Japan)	3,100	229,105
Venture Corporation Ltd. (Singapore)	7,000	55,533

		3,773,720

Electronics
TomTom NV (Netherlands)*	2,918	122,735

Energy - Exploration & Production
Nippon Oil Corp. (Japan)	11,000	81,016

Entertainment & Leisure — 1.0%
Brunswick Corp.	3,400	106,046
Carnival Corp.	8,000	376,240
Disney, (Walt) Co.	31,500	973,665
DreamWorks Animation SKG, Inc. (Class A Stock) *	1,900	47,329
Harrah’s Entertainment, Inc.	3,100	205,933
International Game Technology Group, Inc.	16,800	697,200
Marvel Entertainment, Inc. *	1,700	41,038
Mattel, Inc.	9,300	183,210
Progressive Gaming International *(g)	300	2,460
Shuffle Master, Inc. *(a)	1,400	37,814
Station Casinos, Inc.	1,800	104,094
Time Warner, Inc.	60,600	1,104,738

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Winnebago Industries, Inc. (a)	600	$18,828
Wynn Resorts Ltd. *(a)	5,900	401,259

		4,299,854

Environmental Services — 0.2%
Republic Services, Inc.	10,700	430,247
Waste Connections, Inc. *	1,100	41,701
Waste Management, Inc.	10,100	370,468

		842,416

Equipment Services
Qinetiq PLC (United Kingdom)*	24,756	80,652

Farming & Agriculture — 0.1%
Monsanto Co.	12,200	573,522

Financial - Bank & Trust — 5.4%
Allied Irish Banks PLC (Ireland)	7,577	201,769
Australia & New Zealand Banking Group Ltd. (Australia)	12,460	249,434
Australia & New Zealand Banking Group Ltd., ADR (New Zealand)	800	79,960
Babcock & Brown Ltd. (Australia)	14,435	216,675
Banca Intesa SpA (Italy)	30,926	203,530
Banco Santander Central Hispano SA (Spain)	35,367	559,245
Bank of America Corp.	91,076	4,878,941
Bank of Ireland (Ireland)	8,887	173,771
Bank of Yokohama Ltd. (Japan)	31,000	244,063
BankAtlantic Bancorp, Inc. (Class A Stock)	7,200	102,384
Barclays PLC (United Kingdom)	44,082	556,297
BNP Paribas SA (France)	3,703	398,422
Bradford & Bingley PLC (United Kingdom)	25,656	227,214
City National Corp.	500	33,530
Close Brothers Group PLC (United Kingdom)	5,337	101,975
Commerce Bancshares, Inc.	2,219	112,215
Daiwa Bank Holdings (Japan)	61	182,806
DBS Groupo Holdings (Singapore)	25,908	313,196
East West Bancorp, Inc.	2,300	91,103
Fifth Third Bancorp	28,400	1,081,472
First Horizon National Corp.	20,900	794,409
Foreningssparbanken NB (Sweden)	5,500	163,240
Fortis Bank (Netherlands)	5,851	237,420
HBOS PLC (United Kingdom)	12,279	243,010
JCG Holdings (Hong Kong)	208,000	160,192
KBC Bankverzekerings Holding (Belgium)	1,891	199,145
Macquarie Bank Ltd. (Australia)	4,184	215,633
Mercantile Bankshares Corp.	3,150	114,251
Milano Assicurazioni (Italy)	19,039	140,871
National Bank of Greece SA (Greece)*	3,200	137,721
Nippon Mining Holdings (Japan)	11,000	77,757
Nordea Bank AB (Sweden)	34,431	451,052
Popular, Inc.	5,000	97,200
Royal Bank of Scotland Group PLC (United Kingdom)	25,921	892,522
State Street Corp.	14,200	886,080
Sumitomo Trust & Banking Co. Ltd. (Japan)	62,000	648,737
SunTrust Banks, Inc.	13,200	1,020,096
Svenska Handlesbanken (Class A Stock) (Sweden)	11,253	304,046
Synovus Financial Corp.	34,700	1,019,139
TCF Financial Corp.	1,200	31,548
Texas Regional Bancshares, Inc. (Class A Stock)	4,039	155,300
U.S. Bancorp	48,400	1,607,848
UCBH Holdings, Inc.	5,700	99,522
UniCredito Italiano SpA (Italy)	16	133
UniCredito Italiano SpA (Germany)	50,796	419,323
Wells Fargo & Co.	73,800	2,670,084
Westamerica Bancorp	500	25,255
Wilmington Trust Corp.	2,500	111,375

		22,930,911

Financial - Brokerage — 0.3%
Legg Mason, Inc.	4,500	453,870
TD Ameritrade Holding Corp. *	32,600	614,510
TradeStation Group, Inc. *	5,400	81,378

		1,149,758

Financial - Securities/Asset Management — 0.1%
Affiliated Managers Group, Inc. *(a)	2,200	220,242

Financial Services — 5.5%
American Express Co.	17,200	964,576
Ameriprise Financial, Inc.	21,500	1,008,350
Block, (H&R), Inc.	11,200	243,488
Capital One Financial Corp.	7,300	574,218
Capital Source, Inc. *	15,925	411,184
CBOT Holdings, Inc. *(a)	1,900	229,501
Chicago Mercantile Exchange Holdings, Inc. (a)	1,070	511,728
Citigroup, Inc.	92,241	4,581,611
Countrywide Financial Corp. (a)	25,400	890,016
E*Trade Financial, Corp. *	39,900	954,408
Eaton Vance Corp.	2,700	77,922
Franklin Resources, Inc.	2,800	296,100
Global Cash Access, Inc. *	1,700	25,653
Goldman Sachs Group, Inc.	10,200	1,725,534
Grupo Financiero Banorte SA de C.V. (Mexico)	107,584	336,726
Heartland Payment Systems, Inc. *	300	7,800

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial Services (cont’d.)
Hypo Real Estate Holding AG (Germany)	2,672	$166,701
IndyMac Bancorp, Inc.	2,100	86,436
ING Groep NV, ADR (Netherlands)	6,960	306,162
Intercontinental Exchange, Inc. *	500	37,535
Investors Financial Services Corp.	8,800	379,104
J.P. Morgan Chase & Co. (a)	75,468	3,543,977
Lehman Brothers Holdings, Inc.	14,000	1,034,040
Merrill Lynch & Co., Inc.	4,000	312,880
Mitsubishi Tokyo Financial Group, Inc. (Japan)	31	398,899
Moody’s Corp.	5,200	339,976
Morgan Stanley Dean Witter & Co.	21,000	1,531,110
Ricoh Leasing Co. Ltd. (Japan)	3,200	81,270
SLM Corp. (a)	16,900	878,462
Societe Generale (France)	1,400	222,797
Steel Financial Corp. *	700	22,218
UBS AG (Switzerland)	8,200	490,511
Washington Mutual, Inc.	10,500	456,435

		23,127,328

Food — 0.9%
Ajinomoto Co., Inc. (Japan)	7,000	75,378
Associated British Foods PLC (United Kingdom)	9,462	147,044
General Mills, Inc.	10,900	616,940
Goodman Fielder Ltd. (Australia)*	35,932	57,845
Kellogg Co.	8,800	435,776
Kesko Oyj (Finland)	9,200	386,848
Koninklijke Wessanen NV (Netherlands)	6,325	87,583
Kraft Foods, Inc. (Class A Stock)	2,900	103,414
Kroger Co. (The) *	8,700	201,318
Nestle SA (Switzerland)	1,338	466,526
Performance Food Group Co. *	1,300	36,517
RHM PLC (United Kingdom)*	24,977	130,125
Sara Lee Corp.	5,300	85,171
Sunopta, Inc. *	12,100	127,897
Sysco Corp. (a)	13,200	441,540
Tesco PLC (United Kingdom)	39,713	267,683
Tootsie Roll Industries, Inc.	902	26,438
Unilever PLC (United Kingdom)	4,872	120,137
United Natural Foods, Inc. *	2,200	68,178
Whole Foods Market, Inc.	1,100	65,373

		3,947,731

Food & Staples Retailing — 0.1%
Seven and I Holdings Co. Ltd. (Japan)	6,804	218,880

Healthcare Services — 1.0%
Advisory Board Co. (The) *	1,500	75,780
Caremark Rx, Inc. *	9,700	549,699
Community Health Systems, Inc. *	1,800	67,230
Coventry Health Care, Inc. *	3,700	190,624
DaVita, Inc. *	2,350	135,995
Edwards Lifesciences Corp. *	1,300	60,567
Fresenius AG (Germany)	1,063	189,696
Healthspring, Inc. *(a)	300	5,775
Humana, Inc. *	4,700	310,623
LifePoint Hospitals, Inc. *(a)	700	24,724
Medco Health Solutions, Inc. *	7,084	425,819
Omnicare, Inc.	8,500	366,265
Symbion, Inc. *	1,600	29,376
Triad Hospitals, Inc. *	678	29,852
United Surgical Partners International, Inc. *	1,600	39,728
UnitedHealth Group, Inc.	26,200	1,289,040
WellPoint, Inc. *	7,900	608,695

		4,399,488

Hotels & Motels — 0.1%
Marriott International, Inc. (Class A Stock)	9,700	374,808
Wyndham Worldwide Corp. *	3,240	90,623

		465,431

Industrial Products — 0.6%
Actuant Corp. (Class A Stock)	3,000	150,300
Glory Ltd. (Japan)	4,400	85,300
Harsco Corp.	1,200	93,180
Hoya Corp. (Japan)	3,100	116,783
Illinois Tool Works, Inc.	19,400	871,060
Ingersoll-Rand Co. Ltd. (Class A Stock)	5,800	220,284
Maverick Tube Corp. *	1,700	110,211
Mohawk Industries, Inc. *(a)	800	59,560
Nichias Corp. (Japan)	12,000	84,419
Nucor Corp.	11,000	544,390
Steel Dynamics, Inc.	2,300	116,035

		2,451,522

Insurance — 3.3%
Aegon NV. (Netherlands)	13,427	251,817
Aetna, Inc.	21,400	846,370
American International Group, Inc.	57,230	3,792,060
Assurant, Inc. (a)	2,200	117,502
Aviva PLC (United Kingdom)	15,354	225,097
AXA SA (France)	13,091	482,731
Axis Capital Holdings Ltd.	8,000	277,520
CIGNA Corp.	6,300	732,816
CNP Assurances (France)	2,412	233,979
Gallagher, (Arthur J.) & Co.	2,200	58,674
Genworth Financial, Inc.	23,300	815,733
Hartford Financial Services Group, Inc. (The)	12,900	1,119,075
Infinity Property & Casualty Corp.	800	32,904
Insurance Australia Group Ltd. (Australia)	44,984	177,020
James River Group, Inc. *	600	17,610

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)
Lincoln National Corp.	2,004	$124,408
Loews Corp. *	5,900	223,610
Markel Corp. *	300	123,198
Marsh & McLennan Cos., Inc.	20,800	585,520
Mercury General Corp.	800	39,688
MetLife, Inc. (a)	20,700	1,173,276
Mitsui Marine & Fire (Japan)	20,000	250,074
Ohio Casualty Corp.	700	18,109
PMI Group, Inc. (The)	2,300	100,763
ProAssurance Corp. *(a)	600	29,568
Progressive Corp. (The)	12,700	311,658
Protective Life Corp.	2,000	91,500
QBE Insurance Group Ltd. (Australia)	11,040	201,589
Radian Group, Inc.	1,200	72,000
Selective Insurance Group, Inc.	400	21,044
St. Paul Travelers Cos., Inc. (The)	14,099	661,102
StanCorp Financial Group, Inc.	2,000	89,260
Swiss Life Holdings (Switzerland)*	1,009	236,021
Triad Guaranty, Inc. *(a)	1,600	81,872
Willis Group Holdings Ltd.	3,300	125,400
XL Capital Ltd. (Class A Stock)	4,500	309,150

		14,049,718

Internet Services — 1.2%
Blue Coat Systems, Inc. *	1,500	27,015
CNET Networks, Inc. *	7,500	71,850
CyberSource Corp. *	2,500	29,575
Digital Insight Corp. *	1,900	55,708
Expedia, Inc. *	2,000	31,360
Google, Inc. (Class A Stock) *	4,800	1,929,120
Ias Interactive Corp. *	2,300	66,148
Juniper Networks, Inc. *	67,600	1,168,128
Monster Worldwide, Inc. *	6,800	246,092
NAVTEQ Corp. *	7,400	193,214
Verisign, Inc. *	17,300	349,460
Yahoo!, Inc. *(a)	28,200	712,896

		4,880,566

Machinery & Equipment — 0.7%
Briggs & Stratton Corp.	1,500	41,325
Caterpillar, Inc.	3,100	203,980
Danaher Corp.	21,000	1,442,070
Eaton Corp.	3,200	220,320
Grant Prideco, Inc. *	11,100	422,133
Joy Global, Inc.	3,700	139,157
Nordson Corp.	1,000	39,860
Pall Corp.	10,600	326,586
Thermo Electron Corp. *	3,800	149,454
ThyssenKrup AG (Germany)	5,593	188,440

		3,173,325

Media
SanomaWSOY Oyj (Finland)	6,700	171,873

Medical Supplies & Equipment — 1.9%
Abbott Laboratories	20,500	995,480
Alcon, Inc. (Switzerland)	2,000	229,000
Amgen, Inc. *(a)	23,300	1,666,649
Aspect Medical Systems, Inc. *	1,900	32,433
Bard (C.R.), Inc.	3,800	285,000
Baxter International, Inc.	10,000	454,600
Boston Scientific Corp. *(a)	41,900	619,701
Charles River Laboratories International, Inc. *(a)	1,300	56,433
Computer Programs and Systems, Inc.	3,600	117,972
Cytyc Corp. *	4,500	110,160
DENTSPLY International, Inc.	2,700	81,297
Digene Corp. *	1,500	64,725
Elekta (Class B Stock) (Sweden)	9,085	171,084
Fisher Scientific International, Inc. *(a)	2,400	187,776
Genzyme Corp. *	5,700	384,579
Invitrogen Corp. *	1,262	80,023
Martek Biosciences Corp. *	900	19,359
Medtronic, Inc.	25,300	1,174,932
Merit Medical Systems, Inc. *	2,900	39,382
Respironics, Inc. *	500	19,305
St. Jude Medical, Inc. *	12,000	423,480
STERIS Corp.	3,300	79,398
Stryker Corp.	3,300	163,647
Techne Corp. *	900	45,774
Thoratec Corp. *	2,700	42,147
Zimmer Holdings, Inc. *	4,500	303,750

		7,848,086

Metals & Mining — 0.8%
Alcoa, Inc.	12,500	350,500
Anglo American PLC (United Kingdom)	10,561	441,550
BHP Billiton Ltd., ADR (Australia) (a)	11,600	439,408
Bluescope Steel Ltd. (Australia)	39,763	192,037
Consol Energy, Inc.	9,500	301,435
Corus Group PLC (United Kingdom)	34,860	253,247
Newmont Mining Corp.	9,700	414,675
Nippon Steel Corp. (Japan)	71,000	292,114
Peabody Energy Corp.	2,900	106,662
Rio Tinto Ltd. (Australia)	3,969	207,363
SSAB Svenska Stal AB (Class A Stock) (Sweden)	26,776	498,751

		3,497,742

Office Equipment — 0.2%
Canon, Inc. (Japan)	7,350	383,289
Herman Miller, Inc.	4,100	140,261
Pitney Bowes, Inc.	7,600	337,212

		860,762

Oil & Gas — 5.9%
AGL Resources, Inc.	6,400	233,600
Alinta Ltd. (Australia)	17,573	149,308
Anadarko Petroleum Corp.	7,312	320,485
Baker Hughes, Inc.	8,500	579,700

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
BJ Services Co.	8,200	$247,066
Bois d’Arc Energy, Inc. *	1,200	18,360
BP PLC (United Kingdom)	18,903	205,987
BP PLC, ADR (United Kingdom)	6,200	406,596
ChevronTexaco Corp.	41,122	2,667,173
China Petroleum & Chemical Corp. (China)	216,000	134,192
Comstock Resources, Inc. *	4,000	108,600
ConocoPhillips	22,400	1,333,472
Cooper Cameron Corp. *	1,800	86,958
Devon Energy Corp.	6,200	391,530
El Paso Corp.	9,100	124,124
Eni SpA (Italy)	15,705	465,408
Eni SpA, ADR (Italy)(a)	1,600	95,216
EOG Resources, Inc.	4,300	279,715
Exxon Mobil Corp.	116,666	7,828,289
FMC Technologies, Inc. *	7,659	411,288
Forest Oil Corp. *	1,900	60,021
Grey Wolf, Inc. *(a)	7,000	46,760
Halliburton Co.	4,600	130,870
Helmerich & Payne, Inc.	3,800	87,514
Murphy Oil Corp. (a)	12,600	599,130
Nabors Industries Ltd. *	10,400	309,400
National Fuel Gas Co.	3,900	141,765
National-Oilwell Varco, Inc. *	3,000	175,650
Newfield Exploration Co. *	3,400	131,036
Occidental Petroleum Corp.	8,800	423,368
Oil Search Ltd. (Australia)	33,770	85,070
Patterson-UTI Energy, Inc.	3,300	78,408
Petroleo Brasileiro SA, ADR (Brazil)	3,700	276,908
Pioneer Natural Resources Co.	2,900	113,448
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	5,928	201,229
Royal Dutch Shell PLC, (Class B Stock) ADR (United Kingdom)	6,978	477,156
Saipem SpA (Italy)	12,159	264,269
Schlumberger Ltd.	32,700	2,028,381
Statoil ASA (Norway)	7,204	170,260
Toho Gas Co. Ltd. (Japan)	15,000	64,508
Total Fina SA, ADR (France)	5,800	382,452
Total SA (France)	7,993	524,515
Transocean, Inc. (Cayman Islands)*	9,439	691,218
Valero Energy Corp.	9,800	504,406
WGL Holdings, Inc.	2,800	87,752
Williams Cos., Inc.	31,000	739,970
XTO Energy, Inc.	7,233	304,726

		25,187,257

Oil Well Services & Equipment
Smith International, Inc. (a)	400	15,520

Paper & Forest Products — 0.3%
Bowater, Inc.	5,400	111,078
International Paper Co.	17,100	592,173
Potlatch Corp. (a)	4,859	180,269
Weyerhaeuser Co. (a)	4,100	252,273

		1,135,793

Personal Services
Apollo Group, Inc. (Class A Stock) *	2,400	118,176
Corinthian Colleges, Inc. *	700	7,567

		125,743

Pharmaceuticals — 3.7%
Alkermes, Inc. *	3,900	61,815
Allergan, Inc. (a)	5,000	563,050
Astellas Pharmaceutical Co. Ltd. (Japan)	2,400	96,508
Biogen Idec, Inc. *	8,700	388,716
Bristol-Meyers Squibb Co.	7,000	174,440
Cardinal Health, Inc.	7,050	463,467
Celgene Corp. *(a)	9,600	415,680
Cephalon, Inc. *(a)	3,428	211,679
CSL Ltd. (Australia)	2,728	109,853
Eisai Co. Ltd. (Japan)	3,200	154,684
Gehe AG (Germany)	3,394	176,928
Genentech, Inc. *	5,700	471,390
Gilead Sciences, Inc. *	11,100	762,570
GlaxoSmithKline PLC (United Kingdom)	13,278	353,523
GlaxoSmithKline PLC, ADR (United Kingdom)	6,900	367,287
Hospira, Inc. *	5,800	221,966
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,500	95,450
Lilly, (Eli) & Co.	21,200	1,208,400
Medicis Pharmaceutical Corp. (Class A Stock)	1,100	35,585
Merck & Co., Inc.	42,900	1,797,510
Neurocrine Biosciences, Inc. *(a)	1,300	13,975
Novartis AG (Switzerland)	6,781	395,868
Noven Pharmaceuticals, Inc. *	2,600	62,712
Pfizer, Inc.	138,985	3,941,615
Sanofi-Aventis SA (France)	7,204	641,281
Schering-Plough Corp.	27,700	611,893
Sepracor, Inc. *(a)	1,100	53,284
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	2,000	98,780
Takeda Chemical Industries Ltd. (Japan)	3,600	224,609
Wyeth	26,100	1,326,924

		15,501,442

Pharmaceuticals - Manufacturing — 0.1%
Barr Pharmaceuticals, Inc. *	4,600	238,924

Printing & Publishing — 0.2%
Dow Jones & Co., Inc. (a)	3,300	110,682
Gannett Co., Inc.	4,200	238,686
McGraw-Hill Cos., Inc.	5,500	319,165
Scholastic Corp. *	900	28,035
Tribune Co.	5,900	193,048

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Printing & Publishing (cont’d.)
Washington Post Co. (Class B Stock)	100	$73,700

		963,316

Railroads — 0.5%
Norfolk Southern Corp.	20,000	881,000
Union Pacific Corp.	12,300	1,082,400

		1,963,400

Real Estate
Galileo Shopping America Trust (Australia)	172,009	144,223

Real Estate Investment Trust — 1.0%
AMB Property Corp.	800	44,088
Archstone-Communities Trust	10,800	587,952
Boston Properties, Inc. (a)	7,300	754,382
Camden Property Trust (a)	2,100	159,621
Corporate Office Properties Trust	500	22,380
Duke-Weeks Realty Corp. (a)	2,400	89,640
EastGroup Properties, Inc.	1,600	79,776
First Potomac Realty Trust	1,000	30,220
Kimco Realty Corp.	3,600	154,332
Kite Realty Group Trust	1,300	22,152
LaSalle Hotel Properties	5,000	216,700
Lennar Corp. (Class A Stock)	9,600	434,400
Mirvac Group (Australia)	32,696	115,506
Pennsylvania Real Estate Investment Trust	500	21,285
ProLogis	6,100	348,066
Realogy Corp. *	4,950	112,266
Reckson Associates Realty Corp.	2,100	89,880
Regency Centers Corp.	2,400	165,024
Simon Property Group, Inc.	3,100	280,922
SL Green Realty Corp.	2,000	223,400
Weingarten Realty, Inc.	3,500	150,570

		4,102,562

Real Estate Operating Companies — 0.1%
China Overseas Land & Investment Ltd. (Hong Kong)	310,000	239,146
Goldcrest Co. Ltd. (Japan)	2,290	124,266
Persimmon PLC (United Kingdom)	5,603	140,366
Wheelock and Co. Ltd. (Hong Kong)	31,000	54,275

		558,053

Restaurants — 0.1%
California Pizza Kitchen, Inc. *	1,400	41,902
Chang’s China Bistro, (P.F.), Inc. *	700	24,297
Cheesecake Factory, Inc. (The) *	650	17,674
Panera Bread Co. (Class A Stock) *	3,100	180,575
Sonic Corp. *	3,225	72,917
Starbucks Corp. *(a)	5,400	183,870

		521,235

Retail & Merchandising — 3.5%
A.C. Moore Arts & Crafts, Inc. *	1,300	24,739
Amazon.Com, Inc. *(a)	18,900	607,068
Ann Taylor Stores Corp. *(a)	400	16,744
Bed Bath & Beyond, Inc. *	17,500	669,550
Best Buy Co., Inc. (a)	9,525	510,159
Boots Group PLC (United Kingdom)	12,209	177,157
Cost Plus, Inc. *(a)	1,100	13,167
Costco Wholesale, Inc. (a)	9,000	447,120
CVS Corp.	17,700	568,524
Dick’s Sporting Goods, Inc. *	400	18,208
Dollar Tree Stores, Inc. *(a)	1,000	30,960
Drugstore.Com, Inc. *	7,100	24,495
DSG International PLC (United Kingdom)	40,795	167,277
Esprit Holdings Ltd. (Hong Kong)	12,500	113,999
Hibbett Sporting Goods, Inc. *	3,300	86,394
Home Depot, Inc.	47,300	1,715,571
Hot Topic, Inc. *(a)	1,800	20,052
Kohl’s Corp. *	34,900	2,265,708
Lowe’s Cos., Inc.	26,400	740,784
Mauri Co. Ltd. (Japan)	3,700	54,157
Pacific Sunwear of California, Inc. *	2,600	39,208
PETsMART, Inc.	2,100	58,275
Ross Stores, Inc.	16,200	411,642
Staples, Inc.	15,000	364,950
Target Corp.	20,900	1,154,725
TJX Cos., Inc. (a)	29,100	815,673
Wal-Mart de Mexico SA de CV (Mexico)	34,600	117,704
Wal-Mart Stores, Inc.	52,500	2,589,300
Walgreen Co.	21,000	932,190
Williams-Sonoma, Inc. *(a)	1,700	55,063

		14,810,563

Semiconductors — 1.6%
Advanced Mirco Devices, Inc. *	12,000	298,200
Analog Devices, Inc.	16,400	481,996
Applied Materials, Inc. *(a)	52,200	925,506
ATMI, Inc. *	700	20,349
Broadcom Corp. (Class A Stock) *	14,300	433,862
Cymer, Inc. *	1,100	48,301
Entegris, Inc. *(a)	4,726	51,561
Hamamatsu Photonics K.K. (Japan)	4,000	122,582
Intel Corp. (a)	115,600	2,377,892
Intersil Corp. (Class A Stock)	4,400	108,020
Marvell Technology Group Ltd. (Bermuda) *	27,600	534,612
Maxim Integrated Products, Inc.	12,300	345,261
Microchip Technology, Inc. (a)	1,800	58,356
Nvidia Corp. *	10,800	319,572

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Omnivision Technologies, Inc. *(a)	3,600	$51,372
Semtech Corp. *	3,900	49,764
Tessera Technologies, Inc. *(a)	2,000	69,560
Varian Semiconductor Equipment Associates, Inc. *(a)	1,500	55,050
Xilinx, Inc.	16,400	359,980
Zoran Corp. *	4,412	70,945

		6,782,741

Telecommunications — 3.1%
Alltel Corp.	6,200	344,100
America Movil SA de CV (Class L Stock), ADR (Mexico)	5,800	228,346
American Tower Corp. (Class A Stock) *(a)	32,035	1,169,277
AT&T, Inc. (a)	4,200	136,752
BellSouth Corp.	27,900	1,192,725
Crown Castle International Corp. *(a)	30,500	1,074,820
EchoStar Communications Corp. (Class A Stock) *	14,600	478,004
Inter-Tel, Inc.	2,800	60,480
KDDI Corp. (Japan)	39	242,997
Lucent Technologies, Inc. *	181,400	424,476
Motorola, Inc.	43,300	1,082,500
Nokia Corp. (Class A Stock), ADR (Norway)	6,500	127,985
Nokia OYJ (Finland)	22,161	440,067
NTELOS Holdings Corp. *	1,100	14,047
Plantronics, Inc. (a)	800	14,024
Polycom, Inc. *	2,500	61,325
QUALCOMM, Inc.	20,600	748,810
Sprint Corp. (a)	35,652	611,432
Starhub Ltd. (Singapore)	94,286	133,570
Telefonica SA (Spain)	21,142	366,482
Telenor ASA (Norway)	18,200	237,309
Television Broadcasts Ltd. (Hong Kong)	9,000	48,520
Telia AB (Sweden)	42,000	269,372
Telus Corp. (Canada)	19,200	1,074,624
Verizon Communications, Inc.	48,784	1,811,350
Vivendi Universal SA (France)	7,458	268,866
Vodafone Group PLC, ADR (United Kingdom)	22,487	514,053

		13,176,313

Transportation — 0.6%
Arriva PLC (United Kingdom)	8,502	105,063
Cargotec Corp. (Class B Stock) (Finland)*	6,720	284,357
Expeditors International Washington, Inc.	2,200	98,076
FedEx Corp.	3,100	336,908
Macquarie Infrastructure Group (Australia)	22,668	54,062
Nippon Yusen Kabushiki (Japan)	28,000	170,430
Old Dominion Freight Line, Inc. *(a)	3,600	108,108
Panalpina Welttransport Holding Co. (Switzerland)	1,417	152,414
United Parcel Service, Inc. (Class B Stock)	13,900	999,966
UTI Worldwide, Inc. (British Virgin Islands) (a)	3,900	109,083
Yusen Air & Sea Services, Co. (Japan)	5,000	125,714

		2,544,181

Utilities — 1.8%
AES Corp. *	26,700	544,413
Color Kinetics, Inc. *	2,400	40,752
Constellation Energy Group, Inc.	3,800	224,960
Dynegy, Inc. (Class A Stock) *	20,100	111,354
E.ON AG (Germany)	6,445	763,975
Edison International	9,900	412,236
El Paso Electric Co. *	1,200	26,808
Energy East Corp.	4,300	101,996
Entergy Corp.	12,000	938,760
Exelon Corp.	22,500	1,362,150
Great Plains Energy, Inc.	3,800	117,876
Interstate Energy Corp.	3,500	125,055
Mirant Corp. (The) *	4,000	109,240
NiSource, Inc.	12,900	280,446
NRG Energy, Inc. *	4,500	203,850
OGE Energy Corp.	4,500	162,495
Pinnacle West Capital Corp.	6,000	270,300
PPL Corp.	15,800	519,820
Sembcorp Industries Ltd. (Singapore)	101,911	215,596
Teco Energy, Inc.	14,400	225,360
Tokyo Electric Power Co. (Japan)	9,700	279,196
TXU Corp.	1,300	81,276
United Utilities PLC (United Kingdom)	24,533	324,066

		7,441,980

Total Common Stocks (cost $233,443,280)		273,183,946

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS — 9.5%
Advertising
Advanstar Communications, Inc., Sec’d. Notes
10.75%	08/15/10	B3	$50	53,875
Advanstar, Inc., Gtd. Notes
15.00%
(v)	10/15/11	NR	50	52,250

				106,125

Aerospace
BE Aerospace, Inc., Sr. Sub. Notes
8.875%	05/01/11	B3	75	78,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Aerospace (cont’d.)
United Technologies Corp., Sr. Notes
5.40%	05/01/35	A2	$80	$77,618

				155,618

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes
5.918%	08/03/09	Baa1	125	124,906	(c)
6.50%	11/15/13	Baa1	220	225,603
Ford Motor Credit Co., Sr. Notes
5.80%	01/12/09	Ba3	260	247,524

				598,033

Automotive Parts — 0.1%
Hertz Corp. Sr. Notes, 144A (g)
8.875%	01/01/14	B1	400	419,000

Beverages — 0.1%
Le-Natures, Inc., Sr. Sub. Notes, 144A (g)
10.00%	06/15/13	B3	100	103,000
SABMiller PLC., Notes (United Kingdom) (g)
6.20%	07/01/11	Baa1	210	215,515

				318,515

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1	165	158,458

Broadcasting — 0.1%
Comcast Corp., Gtd. Notes
4.95%	06/15/16	Baa2	125	116,551
Cox Communications, Inc., Notes
7.125%	10/01/12	Baa3	210	223,802
Fisher Communications, Inc., Sr. Notes
8.625%	09/15/14	B2	50	51,875

				392,228

Building Materials — 0.1%
CRH America Inc., Notes
6.00%	09/30/16	Baa1	130	130,183
Lafarge SA, Notes (France)
6.15%	07/15/11	Baa2	75	76,610

				206,793

Business Services
Affinity Group, Inc., Sr. Sub. Notes
9.00%	02/15/12	B3	50	50,000
Brickman Group Ltd., Gtd. Notes, Series B
11.75%	12/15/09	B2	50	53,375
Invensys PLC, Sr. Notes, 144A, (United Kingdom) (g)
9.875%	03/15/11	B2	33	35,640

				139,015

Cable Television — 0.2%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	205	233,841
Charter Communications Operating LLC, Sr. Notes, 144A (g)
8.00%	04/30/12	B2	100	100,750
CSC Holdings, Inc., Sr. Notes
7.25%	07/15/08	B2	400	404,000
Echostar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	47,562
General Cable Corp., Sr. Notes
9.50%	11/15/10	B2	25	26,750
Rogers Cable, Inc., Sec’d. Notes, 144A (Canada)
5.50%	03/15/14	Ba2	165	155,100

				968,003

Chemicals — 0.3%
BCP Crystal US Holdings Corp., Sr. Sub. Notes
9.625%	06/15/14	B3	400	434,000
Dow Chemical Corp., Sr. Notes
6.125%	02/01/11	A3	115	118,569
Hercules, Inc., Gtd. Notes
6.75%	10/15/29	Ba3	75	71,344
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	Ba3	65	71,825
IMC Global, Inc., Sr. Notes
10.875%	08/01/13	Ba3	25	27,875
INVISTA, Notes, 144A (g)
9.25%	05/01/12	Ba3	400	423,000
Massey Energy Co., Gtd. Notes
6.875%	12/15/13	B2	25	22,625

				1,169,238

Clothing & Apparel
Anvil Holdings, Inc., PIK (g)
15.00%	03/15/09		2	6,634
Dyersburg Corp., Gtd. Notes, Series B, 144A (g)(i)
9.75%	09/01/07	NR	175	—

				6,634

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	190,800
Oracle Corp., Notes
5.00%	01/15/11	A3	225	222,850

				413,650

Conglomerates — 0.1%
Tyco International Group, Gtd. Notes (Luxembourg)
6.375%	10/15/11	Baa3	225	235,865

Construction — 0.1%
D.R. Horton, Inc., Sr. Notes
5.625%	09/15/14	Baa3	125	117,851
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3	205	191,967

				309,818

Consumer Products & Services — 0.3%
Bunge Ltd. Finance Corp., Co. Gtd. Notes
4.375%	12/15/08	Baa2	205	200,226
Eastman Kodak Co., Sr. Notes
7.25%	11/15/13	B2	400	390,594
Fortune Brands, Inc., Notes
5.125%	01/15/11	Baa2	125	122,757

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Consumer Products & Services (cont’d.)
Jostens IH Corp., Gtd. Notes
7.625%	10/01/12	B3	$50	$50,250
McCormick & Co., Sr. Unsec’d. Notes
5.20%	12/15/15	A2	175	172,993
Plains E&P Co., Sr. Sub. Notes
8.75%	07/01/12	Ba3	25	26,437
Procter & Gamble Co., Sr. Notes
4.95%	08/15/14	Aa3	375	369,040

				1,332,297

Containers & Packaging — 0.1%
BWAY Corp., Sr. Sub. Notes
10.00%	10/15/10	B3	50	52,500
Graphic Packaging International Corp.,
Sr. Notes
8.50%	08/15/11	B2	25	25,562
Sr. Sub. Notes
9.50%	08/15/13	B3	25	25,562
Jefferson Smurfit Corp., Gtd. Notes
8.25%	10/01/12	B2	25	23,938
Owens Brockway Glass Containers, Inc.,
Notes (a)
8.75%	11/15/12	B1	50	52,750
Gtd. Notes
8.875%	02/15/09	B1	150	154,125
Owens-Illinois, Inc., Sr. Notes
7.35%	05/15/08	B3	25	25,188
Sealed Air Corp., Sr. Notes, 144A (g)
5.375%	04/15/08	Baa3	145	144,791
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	25	24,688

				529,104

Diversified Operations — 0.1%
Bombardier, Inc., Unsec’d. Notes, 144A (Canada) (g)
6.75%	05/01/12	Ba2	400	381,000
Leucadia National Corp., Sr. Notes
7.00%	08/15/13	Ba2	75	75,750

				456,750

Electric — 0.2%
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa3	190	185,769
Orion Power Holdings, Inc., Sr. Notes
12.00%	05/01/10	B3	75	84,938
Pacific Gas & Electric Co., Unsec’d. Notes
4.80%	03/01/14	Baa1	115	110,671
Sierra Pacific Resources, Sr. Notes (g)
7.803%	06/15/12	B1	100	105,384
Southern California Edison, Co., Notes
4.65%	04/01/15	A3	135	127,709
Virginia Electirc & Power Co., Sr. Notes
6.00%	01/15/36	Baa1	185	183,317

				797,788

Electronic Components & Equipment — 0.1%
Freescale Semiconductor, Inc., Sr. Notes
7.125%	07/15/14	Ba1	100	107,250
STATS ChipPAC Ltd., Gtd. Notes
6.75%	11/15/11	Ba2	25	24,000
Telex Communications Holdings, Inc., Sec’d. Notes (g)
11.50%	10/15/08	B3	75	79,313

				210,563

Energy — 0.2%
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba2	425	398,437
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	148,875
7.375%	02/01/16	B1	250	248,438
Valero Energy Corp., Sr. Notes
3.50%	04/01/09	Baa3	145	138,949

				934,699

Entertainment & Leisure — 0.2%
AMF Bowling Worldwide, Inc., Sr. Sub. Notes
10.00%	03/01/10	Caa1	75	77,812
Cinemark USA, Inc., Sr. Sub. Notes
9.00%	02/01/13	B3	25	25,938
GTECH Holdings Corp., Gtd. Notes
4.50%	12/01/09	Baa3	215	215,654
K2, Inc., Sr. Notes
7.375%	07/01/14	B1	75	73,031
Penn National Gaming, Inc., Sr. Sub. Notes
6.75%	03/01/15	B1	25	24,344
Resorts International Hotel & Casino, Inc., Gtd. Notes
11.50%	03/15/09	Caa1	25	25,875
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	49,500
Time Warner Entertainment Co. LP,
Debs.
7.25%	09/01/08	Baa2	250	258,176
8.375%	03/15/23	Baa2	170	196,328
Town Sports International, Inc., Gtd. Notes
9.625%	04/15/11	B2	16	16,800

				963,458

Environmental Services — 0.1%
Allied Waste North America, Inc., Sr. Notes
8.50%	12/01/08	B2	100	104,750
Casella Waste Systems, Inc., Sr. Sub. Notes
9.75%	02/01/13	B3	100	105,000

				209,750

Financial - Bank & Trust — 0.6%
BAC Capital Trust VI, Gtd. Bonds
5.625%	03/08/35	Aa3	240	222,435
Bank of America Corp.,
Sr. Notes
4.875%	09/15/12	Aa2	225	221,218
Sub. Notes
5.75%	08/15/16	Aa3	165	167,840
Bank of Nova Scotia, Sub. Debs. (Canada)
6.25%	09/15/08	A1	50	50,867

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Financial - Bank & Trust (cont’d.)
Barclays Bank, Notes, 144A (United Kingdom) (g)
5.926%	12/15/16	Aa1	$100	$99,846
BB&T Capital Trust II, Gtd. Notes
6.75%	06/07/36	A1	255	272,952
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2	375	365,354
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	106,156
International Nederland Bank NV, Sub. Notes (Netherlands) (g)
5.125%	05/01/15	Aa3	250	244,984
Kinder Morgan Finance Co., Gtd. Notes
5.70%	01/05/16	Baa2	190	175,392
Northern Trust Co., Sub. Notes
4.60%	02/01/13	A1	115	110,848
Northern Trust Corp., Notes
5.30%	08/29/11	A1	114	114,805
Wachovia Corp., Sub. Notes
6.40%	04/01/08	A1	80	81,509
Webster Financial Corp., Sr. Notes
5.125%	04/15/14	Baa3	180	173,180
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	188,195

				2,595,581

Financial - Brokerage — 0.1%
Legg Mason, Inc., Sr. Notes
6.75%	07/02/08	A3	100	102,476
Lehman Brothers Holdings, Inc., Notes
3.50%	08/07/08	A1	305	295,981

				398,457

Financial Institutions
Jefferies Group, Inc., Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	144,719

Financial Services — 1.4%
American Express, Sr. Notes
5.25%	09/12/11	A1	175	175,453
American General Finance Corp., Notes
5.40%	12/01/15	A1	230	227,711
Arch Western Finance LLC, Sr. Notes
6.75%	07/01/13	Ba3	50	48,000
Bank One Corp., Sub. Notes
5.25%	01/30/13	A1	270	268,687
Bear Stearns, Sr. Unsec’d. Notes
5.50%	08/15/11	A1	155	156,138
Capital One Bank, Sub. Notes
6.50%	06/13/13	Baa1	280	292,848
CIT Group, Inc., Sr. Notes
6.00%	04/01/36	A2	130	127,013
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	50,750
Countrywide Financial Corp., Notes
6.25%	05/15/16	Baa2	255	258,795
Credit Suisse USA, Sr. Notes
5.50%	08/16/11	Aa3	135	136,210
Dollar Financial Group, Inc., Gtd. Notes
9.75%	11/15/11	B3	56	61,093
ERAC USA Finance Co., Bonds, 144A (g)
5.60%	05/01/15	Baa1	185	182,909
Ford Motor Credit Co., Notes
6.366%	11/16/06	Ba3	105	104,934
Franklin Resources, Inc., Notes
3.70%	04/15/08	A2	55	53,692
General Motors Acceptance Corp., Notes
6.75%	12/01/14	Ba1	400	390,502
Goldman Sachs Group, Inc., Gtd. Notes
6.345%	02/15/34	A1	380	377,580
HBOS PLC, Sub. Notes, 144A (United Kingdom) (g)
6.00%	11/01/33	Aa3	170	174,936
HSBC Finance Corp., Notes
5.00%	06/30/15	Aa3	240	231,983
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2	210	204,311
International Lease Finance Corp.,
Notes
6.375%	03/15/09	A1	85	87,109
Unsec’d. Notes
5.125%	11/01/10	A1	100	99,876
John Deere Capital Corp., Notes
7.00%	03/15/12	A3	190	205,075
JSG Funding PLC, Sr. Sub. Notes
7.75%	04/01/15	Caa1	50	47,250
Mangrove Bay Pass-Through Trust, Notes (g)
6.102%	07/13/33	Baa2	100	96,613
MBNA America Bank NA,
Notes
4.625%	08/03/09	Aa1	190	187,542
Sub. Notes
7.125%	11/15/12	Aa2	80	87,473
Merrill Lynch & Co.,
Sub. Notes
6.05%	05/16/16	A1	190	196,473
6.22%	09/15/26	A1	130	132,242
Mizuho Capital Investment 1 Ltd., Sub. Notes, 144A (g)
6.686%	12/31/49	Baa2	66	66,569
Morgan Stanley, Sr. Unsec’d. Notes
6.25%	08/09/26	Aa3	60	62,114
MUFG Capital Finance 1 Ltd., Gtd. Notes (Cayman Islands) (c)
6.346%	07/29/49	Baa2	100	100,811
Residential Capital Corp., Gtd. Notes
6.125%	11/21/08	Baa3	120	120,470
Student Loan Marketing Assoc.,
Notes
5.44%	04/01/09	A2	155	148,877
5.685%	01/26/09	A2	225	225,776
U.S. Bancorp, Sr. Notes
4.50%	07/29/10	Aa2	275	269,405
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A3	165	189,144
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1	250	239,532

				6,085,896

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Food — 0.1%
Agrilink Foods, Inc., Gtd. Notes, 144A (g)
11.875%	11/01/08	B3	$25	$25,031
B&G Foods Holding Corp., Sr. Notes
8.00%	10/01/11	B2	125	128,125
Wornick Co., Sec’d. Notes (g)
10.875%	07/15/11	B2	50	49,750
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	71,455

				274,361

Furniture
Sealy Mattress Co., Sr. Sub. Notes
8.25%	06/15/14	B2	50	51,000

Healthcare Services — 0.2%
Concentra Operating Corp., Gtd. Notes
9.125%	06/01/12	B3	75	78,000
9.50%	08/15/10	B3	25	26,000
Genesis HealthCare Corp., Sr. Sub. Notes
8.00%	10/15/13	B2	75	77,813
HCA, Inc., Notes
8.75%	09/01/10	Ba2	450	454,500
Highmark, Inc., Notes, 144A (g)
6.80%	08/15/13	Baa2	145	152,868
Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
9.00%	10/01/14	Caa1	50	48,500
Wellpoint, Inc., Unsec’d. Notes
5.00%	01/15/11	Baa1	120	118,402

				956,083

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	100	98,484
Hilton Hotels Corp., Notes
7.625%	12/01/12	Ba2	25	26,594
Host Marriott LP, Gtd. Notes
9.50%	01/15/07	Ba2	50	50,437
Mandalay Resort Group, Sr. Sub. Notes
10.25%	08/01/07	Ba3	25	25,813

				201,328

Industrial Products — 0.1%
Brand Services, Inc., Gtd. Notes
12.00%	10/15/12	Caa1	75	84,209
Collins & Aikman Corp., Gtd. Notes
9.75%	02/15/10	Caa1	75	74,625
Massey Energy Co., Sr. Notes
6.625%	11/15/10	B1	50	48,750
Mobile Mini, Inc., Sr. Notes
9.50%	07/01/13	B1	49	52,430

				260,014

Information Technology Services
Dun & Bradstreet Corp., Sr. Notes
5.50%	03/15/11	A-(d)	100	100,662

Insurance — 0.5%
Ace INA Holdings, Inc., Notes
5.875%	06/15/14	A3	155	156,482
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2	195	192,742
Genworth Financial, Inc., Notes
5.75%	06/15/14	A2	185	188,649
MetLife, Inc., Sr. Notes
6.125%	12/01/11	A2	200	207,501
Nationwide Financial Services, Inc., Sr. Notes
5.90%	07/01/12	A3	205	209,519
Nationwide Mutual Insurance Co., Bonds, 144A (g)
6.60%	04/15/34	A2	105	103,426
NLV Financial Corp., Sr. Notes, 144A (g)
7.50%	08/15/33	Baa3	120	128,617
Principal Life Global Funding I, Notes, 144A (g)
5.125%	10/15/13	Aa2	185	184,061
Security Benefit Life Insurance Co., Notes, 144A (g)
7.45%	10/01/33	Baa1	80	90,212
Sun Life Financial Global Funding LP, Notes (c)(g)
5.64%	10/06/13	NR	190	189,668
Torchmark Corp., Notes
6.375%	06/15/16	Baa1	125	129,914
Transamerica Capital II Co., Gtd., Notes, 144A (g)
7.65%	12/01/26	Baa1	95	106,636
Transatlantic Holdings, Inc., Sr. Unsec’d. Notes
5.75%	12/14/15	A2	150	148,197

				2,035,624

Machinery & Equipment
Dresser-Rand Group, Inc., Gtd. Notes
7.375%	11/01/14	B2	22	21,615
JLG Industries, Inc., Sr. Sub. Notes
8.375%	06/15/12	B2	100	104,000

				125,615

Media — 0.1%
News America, Inc., Gtd. Notes
6.40%	12/15/35	Baa2	200	196,146
Viacom, Inc., Sr. Notes (g)
5.75%	04/30/11	Baa3	125	124,751

				320,897

Medical Supplies & Equipment — 0.1%
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	250	254,375
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1	260	247,062
VWR International, Inc., Sr. Notes (Germany)
6.875%	04/15/12	B3	25	24,875

				526,312

Metals & Mining — 0.1%
Freeport-McMoRan Resource Partners, Inc. LP, Sr. Notes
7.00%	02/15/08	Ba3	175	176,312
Hawk Corp., Sr. Notes
8.75%	11/01/14	B2	50	49,500
Neenah Corp., Sec’d. Notes, 144A (g)
11.00%	09/30/10	B2	25	27,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Newmont Mining Corp., Unsec’d. Notes
5.875%	04/01/35	Baa1	$85	$79,764
Russel Metals, Inc., Sr. Notes, 144A (Canada)
6.375%	03/01/14	Ba2	75	70,875
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	25	24,563

				428,014

Office Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes
6.75%	02/01/17	Ba1	400	406,000

Oil & Gas — 0.8%
Amerada Hess Corp., Bonds
7.875%	10/01/29	Ba1	85	100,447
ANR Pipeline, Co., Notes
8.875%	03/15/10	Ba2	25	26,217
Atmos Energy Corp., Notes
4.00%	10/15/09	Baa3	210	201,217
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	200	226,947
Boardwalk Pipelines LLC, Notes
5.50%	02/01/17	Baa2	55	53,395
ConocoPhillips, Gtd. Bonds
5.90%	10/15/32	A1	245	250,593
Denbury Resources, Inc., Sr. Sub. Notes
7.50%	04/01/13-12/15/15	B2	100	100,000
Devon Financing Corp ULC., Gtd. Notes
6.875%	09/30/11	Baa2	240	255,408
Diamond Offshore Drilling, Inc.,
Sr. Notes
4.875%	07/01/15	Baa2	150	141,856
5.15%	09/01/14	Baa2	125	121,295
Duke Capital LLC, Sr. Notes
6.25%	02/15/13	Baa2	185	190,095
Dynegy-Roseton Danskammer Corp., Gtd. Notes
7.27%	11/08/10	B2	50	50,750
EnCana Holdings Finance Corp., Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	200	201,536
Ferrellgas Partners LP, Sr. Notes
8.75%	06/15/12	B2	25	26,000
Forest Oil Corp., Sr. Notes
8.00%	12/15/11	Ba3	25	25,875
Halliburton Co., Sr. Sub. Notes
5.50%	10/15/10	Baa1	265	266,609
Hanover Compressor Co., Sr. Notes
9.00%	06/01/14	B3	25	26,500
Hilcorp Energy I LP, Sr. Notes, 144A (g)
10.50%	09/01/10	B3	75	80,719
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%	03/15/12	Ba3	33	34,898
Midamerican Energy Holdings Co., Bonds, 144A (g)
6.125%	04/01/36	Baa1	150	151,620
National Gas Co. of Trinidad and Tobago Ltd., Notes, 144A (g)
6.05%	01/15/36	A3	100	95,817
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	70	68,994
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1	200	195,400
Gtd. Notes, 144A (c)(g)
6.69%	06/15/10	Baa1	190	194,180
Petro-Canada, Notes (Canada)
5.95%	05/15/35	Baa2	185	176,544
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	115	114,084

				3,376,996

Paper & Forest Products — 0.1%
Boise Cascade LLC, Gtd. Notes
7.125%	10/15/14	B2	100	93,250
Celulosa Arauco v Constitucion SA, Notes (Chile)
5.125%	07/09/13	Baa2	160	153,469

				246,719

Pharmaceuticals — 0.1%
Amgen, Inc., Sr. Notes
4.00%	11/18/09	A2	125	121,173
Cardinal Health, Inc., Bonds (g)
5.642%	10/02/09	Baa2	140	140,000
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2	100	98,188
Warner Chilcott Corp., Gtd. Notes
8.75%	02/01/15	Caa1	50	51,750

				411,111

Printing & Publishing — 0.1%
CanWest Media, Inc., Gtd. Notes (Canada)
8.00%	09/15/12	B2	137	135,778
Dex Media East LLC,
Gtd. Notes
9.875%	11/15/09	Ba3	25	26,344
12.125%	11/15/12	B1	98	109,392
Houghton Mifflin Co., Sr. Notes
8.25%	02/01/11	B3	25	25,688
Sun Media Corp., Gtd. Notes (Canada)
7.625%	02/15/13	Ba3	50	50,500

				347,702

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	250	252,496

Real Estate Investment Trust — 0.3%
Archstone-Smith Operating Trust, Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1	180	176,211
AvalonBay Communities, Inc., Notes
6.125%	11/01/12	Baa1	125	129,408
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2	200	195,264
Lennar Corp., Gtd. Notes
5.60%	05/31/15	Baa2	145	137,894
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3	260	242,360

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate		Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trust (cont’d.)
NVR, Inc., Sr. Notes
5.00%		06/15/10	Baa3	$85	$82,770
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%		03/31/16	Baa3	125	126,120
Simon Property Group LP, Notes
3.75%		01/30/09	Baa1	190	183,433

					1,273,460

Restaurants
Real Mex Restaurants, Inc., Gtd. Notes
10.00%		04/01/10	B2	25	26,250
Yum! Brands, Inc., Sr. Notes
7.70%		07/01/12	Baa2	115	125,908

					152,158

Retail & Merchandising — 0.2%
Adesa, Inc., Sr. Sub. Notes
7.625%		06/15/12	B1	50	49,250
Autonation, Inc.,
Gtd. Notes, 144A (g)
7.00%		04/15/14	Ba2	75	74,813
7.507	%(c)	04/15/13	Ba2	75	75,937
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%		03/01/16	Aa3	190	188,746
Kroger Co., Gtd. Notes
8.05%		02/01/10	Baa2	180	193,768
Pantry, Inc., Sr. Sub. Notes
7.75%		02/15/14	B3	50	50,125
Penney, (J.C.) Co., Inc.,
Notes
7.375%		08/15/08	Baa3	85	87,779
9.00%		08/01/12	Baa3	65	75,312
Wal-Mart Stores, Inc., Bonds
5.25%		09/01/35	Aa2	200	187,041

					982,771

Software/Services — 0.1%
Sungard Data Systems, Inc., Sr. Unsec’d. Notes
9.125%		08/15/13	B3	400	414,000

Telecommunications — 0.8%
America Movil S.A. de C.V., Unsec’d. Notes (Mexico)
6.375%		03/01/35	A3	130	124,242
AT&T, Inc.,
Notes
5.10%		09/15/14	A2	155	149,760
5.30%		11/15/10	A2	130	129,617
6.45%		06/15/34	A2	260	261,107
Centennial Cellular Operating Co., Gtd. Notes
10.125%		06/15/13	B3	50	53,125
Citizens Communications Co., Sr. Notes
6.25%		01/15/13	Ba3	400	389,000
Horizon PCS, Inc., Gtd. Notes
11.375%		07/15/12	B3	25	28,063
iPCS Escrow Co., Sr. Notes
11.50%		05/01/12	B3	50	56,000
Nextel Communications, Inc., Sr. Notes
6.875%		10/31/13	Baa3	120	122,153
Qwest Corp., Sr. Notes, 144A (g)
7.50%		10/01/14	Ba2	400	413,000
Rogers Wireless, Inc., (Canada)
Sr. Sub. Notes
8.00%		12/15/12	Ba3	150	159,375
Sec’d. Notes
9.625%		05/01/11	Ba2	75	84,750
Sprint Capital Corp., Gtd. Notes
6.875%		11/15/28	Baa3	195	197,625
Telefonica Emisones SAU, Gtd. Notes
6.421%		06/20/16	Baa1	195	200,621
Telefonos de Mexico SA, Sr. Notes
5.50%		01/27/15	A3	150	145,294
TELUS Corp., Notes (Canada)
8.00%		06/01/11	Baa2	245	270,064
U.S. Unwired, Inc., Sec’d. Notes
10.00%		06/15/12	Baa3	50	55,000
UbiquiTel Operating Co., Sr. Notes
9.875%		03/01/11	Caa1	75	81,375
Windstream Corp., Sr. Notes (g)
8.625%		08/01/16	Ba3	400	428,000

					3,348,171

Transportation — 0.1%
CHC Helicopter Corp., Sr. Sub. Notes
7.375%		05/01/14	B2	25	23,562
CSX Corp., Sr. Sub. Notes
6.00%		10/01/36	Aaa	100	101,111
Union Tank CAR Co., Notes
7.125%		02/01/07	A2	150	150,794

					275,467

Utilities — 0.7%
AES Corp. The,
Sr. Notes
7.75%		03/01/14	B1	25	26,000
8.875%		02/15/11	B1	75	80,250
9.375%		09/15/10	B1	50	54,000
Sec’d. Notes, 144A(g)
9.00%		05/15/15	Ba3	100	107,750
Alabama Power Co., Sr. Notes
5.59%		08/25/09	A2	175	175,559
Allegheny Energy Supply Co. LLC, Notes
7.80%		03/15/11	Ba3	25	26,688
Appalachian Power Co., Notes
6.375%		04/01/36	Baa2	105	106,957
Aquila Canada Finance Corp., Gtd. Notes (Canada)
7.75%		06/15/11	B2	25	26,250
Black Hills Corp., Notes
6.50%		05/15/13	Baa3	125	126,055
CE Electric UK Funding Co., Sr. Notes, 144A (United Kingdom) (g)
6.995%		12/30/07	Baa2	155	157,704
Centerpoint Energy, Inc., Sr. Notes
7.25%		09/01/10	Ba1	135	142,717

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
CMS Energy Corp., Sr. Notes
8.50%	04/15/11	Ba3	$400	$432,000
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1	115	113,269
FirstEnergy Corp., Notes
6.45%	11/15/11	Baa3	200	208,635
Florida Power & Light Co., First Mortgage (g)
6.20%	06/01/36	Aa3	75	79,926
Mirant Americas Generation LLC, Sr. Notes
8.30%	05/01/11	B3	400	400,500
Monongahela Power Co., First Mortgage (g)
5.70%	03/15/17	Baa2	170	170,884
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	125	124,917
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2	245	240,187
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2	110	101,934
Williams Cos., Inc., Notes
8.75%	03/15/32	Ba2	25	27,375
WPD Holdings UK, Jr. Unsub. Notes, 144A (g)
6.875%	12/15/07	Baa3	110	110,974

				3,040,531

Total Corporate Obligations (cost $40,428,927)				40,063,547

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.1%
Federal Home Loan Mortgage (c)
4.787%	07/01/35		92		91,048
Federal Home Loan Mortgage Corp.
4.50%	04/01/19-09/01/35		1,228		1,152,099
4.532%	09/01/32	(c)	53		52,454
4.562%	09/01/35	(c)	404		392,024
4.715%	08/01/35	(c)	308		300,215
5.00%	12/01/08-08/01/35		1,928		1,929,741
5.055%	11/01/35	(c)	192		188,323
5.079%	03/01/36	(c)	266		263,214
5.428%	01/01/36	(c)	100		99,267
5.50%	12/01/18-12/01/33		1,329		1,327,039
6.00%	10/01/09-12/01/33		1,371		1,381,289
7.00%	11/01/30-06/01/32		67		69,368
Federal National Mortgage Assoc.
4.50%	01/01/19-02/01/35		3,592		3,430,647
4.662%	09/01/35	(c)	373		363,808
4.79%	11/01/35	(c)	292		290,194
4.824%	06/01/35	(c)	164		163,118
5.00%	03/01/18-10/01/35		3,973		3,826,939
5.067%	08/01/36	(c)	485		476,600
5.114%	10/01/35	(c)	159		156,468
5.319%	12/01/35	(c)	164		162,203
5.365%	12/01/35	(c)	195		193,157
5.50%	01/01/17-01/01/36		11,838		11,705,345
5.552%	12/01/35	(c)	302		301,179
5.695%	12/01/35	(c)	99		99,389
6.00%	11/01/32-01/01/36		4,424		4,452,345
6.001%	08/01/36	(c)	374		378,797
6.50%	07/01/32-09/01/36		2,897		2,951,312
7.00%	01/01/31-04/01/32		8		8,515
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34		1,361		1,318,530
5.50%	10/20/32-05/20/34		540		535,716
6.00%	05/15/26-01/20/35		266		268,514
6.50%	02/15/28-12/20/33		98		100,559
7.00%	03/15/13-08/15/26		211		217,525
8.00%	12/15/16-07/15/23		27		27,551
8.00%	02/15/17-09/15/22		—(r	)	1,824
8.50%	06/15/16-10/15/26		63		67,588
8.50%	01/15/20		—(r	)	1,012
9.50%	10/15/09		—(r	)	647
9.50%	03/15/19		2		1,860
12.00%	09/15/13		—(r	)	104

Total U.S. Government Agency Mortgage-Backed Securities (cost $39,304,729)					38,747,527

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

			Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds
4.50%	02/15/36		$350	$335,371
5.125%	05/15/16	(a)	1,605	1,664,937
5.375%	02/15/31		1,140	1,231,289
5.50%	08/15/28		505	550,292
6.00%	02/15/26		1,050	1,201,348
6.25%	05/15/30		685	823,231
6.375%	08/15/27		155	186,073
7.50%	11/15/16		750	918,750
7.625%	02/15/25		280	373,997
8.50%	02/15/20		975	1,328,666
U.S. Treasury Inflationary Note, TIPS
2.00%	07/15/14		1,215	1,285,570
U.S. Treasury Notes
3.625%	06/15/10		1,325	1,282,507
4.00%	04/15/10-02/15/14		3,840	3,759,323
4.25%	11/15/13-11/15/14		3,275	3,199,049
4.75%	05/15/14		845	852,163
4.875%	02/15/12	(a)	1,775	1,799,752
5.00%	08/15/11		2,435	2,481,893
5.75%	08/15/10		1,815	1,888,876

Total U.S. Treasury Obligations (cost $25,227,128)				25,163,087

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class-A2
4.648%	09/11/36	AAA(d)	350	339,085
Banc of America Mortgage Securities,
Series 2003-L, Class 2A2
4.261%	01/25/34	Aaa	400	393,005
Series 2004-A, Class-2A2
4.118%	02/25/34	AAA(d)	225	220,419
Series 2004-D, Class 2A2
4.198%	05/25/34	AAA(d)	93	91,579
Series 2004-H, Class 2A2
4.749%	09/25/34	Aaa	128	126,687
Series 2004-I, Class 3A2
4.916%	10/25/34	Aaa	145	143,184
Series 2005-A, Class 2A2
4.459%	02/25/35	Aaa	841	825,241	(c)
Series 2005-J, Class 2A1
5.10%	11/25/35	Aaa	498	493,349
Series 2005-J, Class 3A1 (c)
5.271%	11/25/35	AAA(d)	198	196,147
Bear Stearns Commercial Mortgage Securities,
Series 2005-Pwr8, Class A4
4.674%	06/11/41	Aaa	300	286,608
Series 2005-Pwr9, Class AAB
4.804%	09/15/42	Aaa	400	390,401
Series 2005-T20, Class-A1
4.94%	10/12/42	Aaa	402	399,872
Series 2006-Pw12, Class A4
5.54%	09/11/41	Aaa	650	658,941
5.896%	09/11/38	AAA(d)	650	672,240
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ
5.40%	09/15/20	Aaa	300	297,699
Citigroup Mortgage Loan Trust, Inc.,
Series 2006 - AR2, Class 2AB (c)
5.591%	03/25/36	Aaa	212	214,155
Series 2006-AR1, Class-2A1
4.70%	08/27/35	Aaa	631	618,413
Commercial Mortgage Pass-Through Certification, Series 2005-LP5, Class-A1
4.235%	05/10/43	Aaa	209	205,918
Credit Suisse Mortgage Capital Certificate, Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	525	530,256
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2
4.609%	02/15/38	Aaa	1,175	1,156,018
Federal Home Loan Mortgage Corp.
Series 2890, Class PB
5.00%	11/15/27	Aaa	750	740,844
Series R007, Class VA
6.00%	09/15/16-06/15/35	Aaa	567	575,859
Series 3195, Class PN
6.50%	08/15/30	Aaa	619	634,243
Federal National Mortgage Assoc.,
Series 2002-74, Class-Pj
5.00%	03/25/15	Aaa	575	571,277
Series 2003-40, Class NI, IO (g)
5.50%	04/01/33	Aaa	61	4,430
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	265	259,880
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	511	511,247
Series 319, Class 2, IO (g)
6.50%	02/01/32	Aaa	59	13,500
Freddie Mac
Series 2631, Class IG
4.50%	07/15/11-05/15/16	Aaa	857	54,075
Series 2631, Class PC
4.50%	03/15/16	Aaa	750	733,563
Series 2686, Class JG
5.50%	04/15/28	Aaa	800	798,968
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class-A2
6.531%	05/15/33	Aaa	390	409,458
5.082%	11/10/45	Aaa	316	315,990
GMAC Commercial Mortgage Securities, Inc., Series GMACC 2001-C2, Class-A2
6.70%	04/15/34	AAA(d)	375	397,451
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1A, Class A2
3.835%	10/08/08	Aaa	82	80,998
Series 2005-Gg3, Class AAB

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
4.619%	08/10/42	Aaa	$160	$154,753
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1
4.561%	09/25/35	AAA(d)	316	311,480
JP Morgan Chase Commercial Mortgage Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	227	231,113
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	425	440,331
Series 2005-Ldp4, Class ASB
4.824%	10/15/42	Aaa	325	316,381
Series 2006, Class 14-A4
5.481%	12/12/44	Aaa	525	529,529
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	611	596,259
Series 2004-C2, Class-A2
3.246%	03/01/29	Aaa	475	455,527
Series 2004-C4, Class A2
4.567%	05/15/29	Aaa	750	740,090
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	325	312,576
Series 2006-C1A, Class A4
5.156%	02/15/31	AAA(d)	650	641,271
Washington Mutual Mortgage,
Series 2004-AR1, Class A
4.229%	03/25/34	Aaa	139	136,871
Series 2005-Ar3 Class A2
4.647%	03/25/35	Aaa	137	135,030
Wells Fargo Mortgage Backed Securities Trust
4.802%	01/25/34	AAA(d)	312	304,485
Series 2005-Ar2 Class 2A2
4.546%	03/25/35	Aaa	117	115,425

Total Collateralized Mortgage Obligations (cost $20,025,480)				19,782,121

ASSET-BACKED SECURITIES — 2.6%
BankBoston Home Equity Loan Trust, Series 1998-1, Class-A6
6.35%	02/25/13	Aaa	64	64,114
Capital Auto Receivables Asset Trust , Series 2006-Sn1A, Class B, 144A (g)
5.50%	04/20/10	AAA(d)	115	115,521
Capital Auto Receivables Asset Trust, Series 2006-Sn1a, Class A4A, 144A (g)
5.32%	03/20/10	AAA(d)	800	803,375
Series 2004-A8, Class A8
Capital One Multi-Asset Execution Trust,
5.46%	08/15/14	Aaa	850	854,198	(c)
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	4,150	4,065,705
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1
5.599%	09/25/31	Aaa	39	38,335
Credit-Based Asset Servicing and Securitization,
Series 2005-CB5, Class AF2
4.831%	08/25/35	Aaa	185	182,626
Series 2006-CB3, Class AV3
5.50%	03/25/36	Aaa	625	625,415
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08%	09/17/12	Aaa	200	200,734
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A (g)
4.51%	12/22/14	Aaa	350	343,930
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26%	11/15/12	Aaa	300	301,126
Marriott Vacation Club Owner Trust, Series 2006-1A, Class A (g)
5.737%	04/20/28	Aaa	253	253,003
Morgan Stanley ABS Capital l, Series 2006 He4, Class A3 (c)
5.48%	06/25/36	Aaa	200	200,114
New Century Home Equity Loan Trust,
Series 2005-A, Class A6
4.954%	08/25/35	AAA (d)	775	751,879
Series 2005-A, Class M2
5.344%	06/28/35	AA (d)	210	205,710
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	497,612
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	375,737
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	358,599
Residential Asset Securities Corp., Series 2006-KS3, Class A13
5.50%	04/25/36	Aaa	350	350,630
Triad Auto Receivables Owner Trust, Series 2006 - B, Class A4
5.52%	11/12/12	Aaa	625	632,381

Total Asset-Backed Securities (cost $11,257,749)				11,220,744

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Bank
5.60%	06/28/11	300	308,090
Federal Home Loan Mortgage Corp.
4.125%	10/18/10	665	646,260
5.00%	07/15/14	1,000	1,001,976
5.125%	02/27/09-07/15/12	460	460,606
6.625%	09/15/09	1,000	1,045,459
Federal National Mortgage Assoc.
3.25%	08/15/08-02/15/09	1,175	1,134,241
4.375%	09/15/12	450	437,273
5.678%	01/01/36	764	765,067
6.00%	05/15/08-05/15/11	2,020	2,095,862

Total U.S. Government Agency Obligations (cost $7,982,036)			7,894,834

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS — 0.2%
Republic of Italy (Italy)
5.25%	09/20/16	Aa1	335	338,540

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Republic of South Africa Notes (South Africa)
6.50%	06/02/14	Baa1	$265	$278,250
Swedish Export Credit, Unsub. Notes (Sweden)
4.875%	09/29/11	Aa1	150	149,187
United Mexican States (Mexico)
6.375%	01/16/13	Baa1	205	215,557

Total Foreign Government Bonds (cost $964,542)				981,534

MUNICIPAL BONDS — 0.1%
California — 0.1%
California State Public Works Board Revenue Bond
5.00%	01/01/21	A3	200	212,942

Kansas
Kansas Development Finance Authority Revenue Bonds
5.501%	05/01/34	Aaa	125	125,811

New York
New York City Housing Development Corp. Revenue Bonds
6.42%	11/01/27	Aa2	130	134,911

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa3	60	62,917

Total Municipal Bonds (cost $521,731)				536,581

	Units	Value

WARRANT*
Transportation
Travelcenters of America, expiring 05/01/09 (cost $ 0) (g) *	525	1,575

Total Long-Term Investments (cost $379,155,602)		417,575,496

	Shares	Value

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $10,487,084; includes $32,873,788 of cash collateral for securities on loan) (b)(w)	10,487,084	10,487,084

Total Investments — 100.9% (cost $389,642,686)		428,062,580
Liabilities in excess of other assets — (0.9)%		(3,908,775)

NET ASSETS — 100.0%		$424,153,805

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $31,577,406; cash collateral of $32,873,788 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(l)	Represents issuer in default on interest payments. Non-income producing security.

(r)	Less than $1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.8%
FOREIGN BONDS — 55.7%
Australia — 0.2%
Australia & New Zealand Banking Group, Sub. Notes
4.45%	02/05/15	A1	EUR	150	$193,225
BHP Billiton Finance, Gtd. Notes
4.80%	04/15/13	A1		450	437,166
Westpac Banking, Notes
2.875%	06/25/08	Aa3	EUR	80	99,994

					730,385

Austria — 4.5%
Republic of Austria
Unsub. Notes
4.00%	07/15/09	Aaa	EUR	14,460	18,524,371
Bonds
6.25%	07/15/27	Aaa	EUR	850	1,428,954
Notes, 144A (g)
3.80%	10/20/13	Aaa	EUR	1,800	2,301,967

					22,255,292

Belgium — 0.4%
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	1,110	1,654,704
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	200	263,266

					1,917,970

Brazil — 2.1%
Nota do Tesouro Nacional
Notes
6.00%	05/15/15	Ba2	BRL	7,290	4,558,677
10.00%	01/01/14	NR	BRL	5,148	2,000,475
Nota do Tesouro Nacional, Series B Notes
6.00%	05/15/11	NR	BRL	3,998	2,644,202
Nota do Tesouro Nacional, Series F Notes
10.00%	01/01/12	NR	BRL	3,580	1,448,297

					10,651,651

Canada — 1.8%
Canadian Government, Bonds
5.25%	06/01/12-06/01/13	Aaa	CAD	2,805	2,649,600
5.75%	06/01/33	Aaa	CAD	1,620	1,838,126
EnCana Holdings Financial Corp., Gtd. Notes
5.80%	05/01/14	Baa2		280	282,151
Ford Credit Canada, Sr. Notes
7.25%	12/07/07	A3	GBP	90	167,879
Ontario Province, Debs.
5.00%	03/08/14	Aa2	CAD	2,465	2,322,095
Petro-Canada, Notes
5.95%	05/15/35	Baa2		255	243,344
Quebec Province, Debs.
9.375%	01/16/23	A1	CAD	910	1,248,785
Telus Corp., Notes
8.00%	06/01/11	Baa2		315	347,226

					9,099,206

Cayman Islands — 0.2%
Allstate Life Funding LLC, Sec’d. Notes
6.375%	01/17/11	Aa2	GBP	250	486,762
Altria Finance Cayman Islands Ltd., Gtd. Notes
5.625%	06/24/08	Baa2	EUR	250	324,939
BES Finance Ltd., Gtd. Notes
6.25%	05/17/11	A2	EUR	140	193,205

					1,004,906

Chile
Celulosa Arauco y Constitucion SA, Notes
5.125%	07/09/13	Baa2		225	215,816

Denmark — 0.3%
Kingdom of Denmark, Notes
5.00%	11/15/13	Aaa	DKK	7,590	1,395,497

Finland — 0.8%
Finland Government, Bonds
5.00%	07/04/07	Aaa	EUR	3,000	3,842,584
Nordea Bank Finland, Sub. Notes(c)
5.75%	03/26/14	A1	EUR	200	264,655

					4,107,239

France — 5.7%
Aventis S.A., Sr. Unsub. Notes
4.25%	09/15/10	A1	EUR	200	256,336
BNP Paribas SA
Sub. Notes
5.25%	12/17/12	Aa3	EUR	140	189,826
5.625%	08/07/08	Aa3	EUR	150	196,244
Credit Agricole SA, Sub. Notes
5.00%	06/20/49	Aa3	GBP	150	266,504
France Telecom SA
Sr. Unsub. Bonds
8.125%	01/28/33	A3	EUR	40	68,597
Sr. Unsub. Notes
7.00%	12/23/09	A3	EUR	175	241,537
French Government
Bonds
4.75%	10/25/12	Aaa	EUR	2,000	2,685,206
5.00%	10/25/16	Aaa	EUR	3,555	4,980,588
5.25%	04/25/08	Aaa	EUR	9,600	12,467,547
5.50%	04/25/29	Aaa	EUR	1,700	2,656,739
5.75%	10/25/32	Aaa	EUR	2,200	3,603,619
GIE Suez Alliance, Notes
5.125%	06/24/15	A2	EUR	160	217,361
Lafarge SA, (France)
Notes
5.00%	07/16/14	Baa2	EUR	200	262,172
6.15%	07/15/11	Baa2		110	112,362
Vivendi Environment, Sr. Notes
5.875%	02/01/12	A3	EUR	115	156,991

					28,361,629

Germany — 10.3%
Bundesrepub, Deutschland, Bonds
4.00%	01/04/37	Aaa	EUR	5,225	6,740,536
4.50%	01/04/13	Aaa	EUR	5,400	7,168,639
Deutsche Bank AG, Sub. Notes
5.125%	01/31/13	A1	EUR	205	274,178
German Government

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

FOREIGN BONDS (Continued)
Germany (cont’d.)
Bonds
3.25%	07/04/15	Aaa	EUR	1,160	$1,424,314
4.25%	02/15/08	Aaa	EUR	2,200	2,812,818
4.75%	07/04/28	Aaa	EUR	115	163,461
5.25%	07/04/10	Aaa	EUR	11,320	15,166,971
5.50%	01/04/31	Aaa	EUR	3,495	5,506,084
6.00%	07/04/07	Aaa	EUR	4,900	6,321,019
KFW Bankengruppe, Gtd. Notes
4.75%	12/07/10	Aaa	GBP	2,643	4,894,130
Kreditan Stalt Fuer Wiederaufbau, Gtd. Notes
4.70%	06/02/37	Aaa	CAD	915	830,470

					51,307,620

Greece — 0.3%
Greek Government, Bonds
6.50%	01/11/14	A+(d)	EUR	1,075	1,586,880

Ireland — 0.9%
Bank of Ireland, Sub. Notes
6.45%	02/10/10	A1	EUR	190	259,529
GE Capital European Funding, Gtd. Notes
3.50%	02/14/13	Aaa	EUR	400	496,034
GE Capital UK Funding, Gtd. Notes
5.625%	12/12/14	Aaa	GBP	250	480,859
Irish Government, Bonds
4.25%	10/18/07	Aaa	EUR	2,000	2,551,908
Irish Life & Permanent PLC, Sub. Notes
6.25%	02/15/11	A2	EUR	200	275,502
JSG, Sr. Notes
9.625%	10/01/12	B3		450	474,750

					4,538,582

Israel — 1.6%
Israel Government Bonds - Shahar
6.50%	01/31/16	NR	ILS	14,960	3,673,093
7.50%	03/31/14	A2	ILS	17,030	4,391,431

					8,064,524

Italy — 2.6%
Autostrade SpA, Gtd. Notes
5.00%	06/09/14	A3	EUR	100	131,191
Banca Intesa SpA, Sub. Notes(c)
5.85%	05/08/14	A2	EUR	200	264,836
Banca Monte dei Paschi di Siena SpA, Sub. Notes(c)
4.50%	09/24/15	A2	EUR	200	256,889
Edison SpA, Sr. Notes
5.125%	12/10/10	Baa2	EUR	120	158,349
Italy Treasury, (Italy)
Bonds
5.00%	10/15/07	Aa2	EUR	3,320	4,269,299
Bonds
6.00%	05/01/31	Aa2	EUR	1,040	1,673,817
7.25%	11/01/26	Aa2	EUR	660	1,183,382
Debs.
6.75%	07/01/07	Aa2	EUR	2,920	3,787,510
Lottomatica SpA, Bonds
4.80%	12/22/08	Baa3	EUR	150	192,700
Republic of Italy, Sr. Unsub. Notes
5.25%	09/20/16	Aa2		500	505,283
Sanpaolo IMI SpA, Sub. Notes
3.75%	06/09/15	NR	EUR	190	238,201
UniCredito Italiano SpA, Sub. Notes
6.10%	02/28/12	Aa3	EUR	150	207,174

					12,868,631

Japan — 5.0%
Japan Government
Series 280, Bonds
1.90%	06/20/16	A2	JPY	61,800	534,573
Series 4, Bonds
0.50%	06/10/15	A2	JPY	712,000	5,705,186
Japanese Government
Bonds
1.30%	12/20/13	A2	JPY	53,000	445,639
1.50%	03/20/15	A2	JPY	51,000	430,000
1.90%	03/20/25	A2	JPY	636,750	5,215,356
2.00%	12/20/33	A2	JPY	267,000	2,070,130
CPI Linked, Bonds
1.00%	06/10/16	A2	JPY	1,226,493	10,304,619
Sumitomo Mitsui Banking, Sub. Notes
4.375%	07/29/49	A2	EUR	130	159,316

					24,864,819

Luxembourg — 0.2%
Gaz Capital (Gazprom), Notes
4.56%	12/09/12	Baa1	EUR	260	323,898
Nell AF SARL, Sr. Notes, 144A(g)
8.375%	08/15/15	B2		225	223,313
Tyco International Group SA
Gtd. Notes
5.50%	11/19/08	Baa3	EUR	50	65,051
6.375%	10/15/11	Baa3		245	256,831

					869,093

Malaysia — 0.2%
Malaysian Government, Bonds
3.756%	04/28/11	A3	MYR	3,865	1,039,444

Mexico — 2.5%
America Movil SA de CV, Unsec’d. Notes
6.375%	03/01/35	A3		175	167,248
Mexican Fixed Rate Bonds,
8.00%	12/24/08	Baa1	MXN	65,400	5,992,720
Mexican Government
Bonds
9.00%	12/22/11	Baa1	MXN	37,200	3,510,551
10.00%	12/05/24	Baa1	MXN	27,140	2,809,782
Telefonos de Mexico SA, Notes
5.50%	01/27/15	A3		170	164,667

					12,644,968

Netherlands — 1.2%
Bank Nederlandse Gemeenten, Sr. Unsub. Notes
4.00%	07/15/14	Aaa	EUR	380	486,070
Credit Suisse Group Financial Guernsey Ltd., Co. Gtd.
6.375%	06/07/13	NR	EUR	185	264,152

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

FOREIGN BONDS (Continued)
Netherlands (cont’d.)
Deutsche Telekom International Finance, Gtd. Notes
6.625%	07/11/11	A3	EUR	220	$309,032
Enbw International Finance BV, Gtd. Notes
5.875%	02/28/12	A3	EUR	140	192,699
ING Bank NV, Sub. Notes(g)
5.50%	01/04/12	Aa3	EUR	140	189,915
ING Bank NV, Sub. Notes, 144A
5.125%	05/01/15	Aa3		110	107,793
Netherlands Government
Bonds
4.25%	07/15/13	Aaa	EUR	1,800	2,363,366
5.75%	02/15/07	Aaa	EUR	660	843,569
Rabobank Nederland, Sr. Notes
3.125%	07/19/10	Aaa	EUR	200	248,430
RWE Finance BV
Gtd. Notes
5.375%	04/18/08	A1	EUR	100	129,539
Co. Gtd.
6.375%	06/03/13	A1	GBP	250	494,747
Telecom Italia Finance SA, Gtd. Notes
5.875%	01/24/08	Baa2	EUR	50	64,811
Telecom Italia Finance SA, Gtd. Notes
7.00%	04/20/11	Baa2	EUR	105	148,595
Telefonica Europe BV, Gtd. Notes
5.125%	02/14/13	Baa1	EUR	120	157,255

					5,999,973

Poland — 3.7%
Poland Government Bond
6.00%	11/24/10	A2	PLZ	41,185	13,454,494
Poland Government
Bonds
5.75%	06/24/08	A2	PLZ	4,000	1,294,497
6.00%	05/24/09	A2	PLZ	10,400	3,389,175

					18,138,166

Serbia — 0.3%
Republic of Serbia
3.75%	11/01/24	BB-(d)		1,415	1,251,780

South Africa — 0.3%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	8,500	1,424,344

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes
4.50%	11/12/15	Aa3	EUR	100	128,871
Institut Credito Oficial, Govt., Gtd. Notes
5.50%	03/08/11	Aaa	AUD	3,315	2,420,202
Spanish Government,
Bonds
5.75%	07/30/32	Aaa	EUR	560	913,223
6.00%	01/31/29	Aaa	EUR	1,130	1,865,737
Telefonica Emisones SAU, Gtd. Notes
6.421%	06/20/16	Baa1		290	298,360

					5,626,393

Sweden — 0.8%
Svenska Handelsbanken, Sub. Notes(c)
6.125%	03/04/09	Aa2	GBP	250	474,920
Swedish Export Credit, Unsub. Notes
4.875%	09/29/11	Aa1		225	223,780
Swedish Government
Bonds
5.00%	01/28/09	Aaa	SEK	14,800	2,088,680
5.25%	03/15/11	Aaa	SEK	6,000	874,682
Vattenfall Treasury AB, Gtd. Notes
6.00%	04/03/09	A2	EUR	100	133,151

					3,795,213

Turkey — 1.4%
Turkey Government
Bonds
14.00%	01/19/11	Ba3	TRY	10,055	5,654,103
15.00%	02/10/10	Ba3	TRY	2,020	1,188,615

					6,842,718

United Kingdom — 7.3%
Barclays Bank PLC
Sub. Notes
5.75%	03/08/11	Aa2	EUR	145	197,035
7.40%	12/15/09	Aa2		400	425,794
Barclays Bank, PLC (c)(g)
5.926%	12/15/16	Aa3		115	114,823
BAT International Finance PLC, Gtd. Notes
5.125%	07/09/13	Baa1	EUR	240	316,663
European Investment Bank, Bonds
5.50%	12/07/11	Aaa	GBP	961	1,839,123
HBOS PLC
Sub. Notes
4.375%	10/30/19	Aa3	EUR	210	268,973
Sub. Notes, 144A (g)
6.00%	11/01/33	Aa3		180	185,227
HSBC Bank PLC, Sub. Notes(c)
4.25%	03/18/16	Aa3	EUR	225	287,559
HSBC Holdings PLC.
Sub. Notes
6.50%	05/02/36	Aa3		150	159,234
9.875%	04/08/18	Aa3	GBP	200	466,436
Imperial Tobacco Finance PLC
Notes
6.875%	06/13/12	Baa3	GBP	250	497,897
Gtd. Notes
6.25%	06/06/07	Baa3	EUR	250	321,967
MBNA Europe Funding PLC, Bank Gtd. Notes
4.50%	01/23/09	Baa1	EUR	130	167,291
mm02 PLC, Sr. Unsub. Notes
6.375%	01/25/07	Baa2	EUR	125	159,768
Monumental Global Funding, Sec’d. Notes
5.75%	03/20/07	Aa3	GBP	120	224,862
National Transco PLC, Sr. Notes
5.00%	07/02/18	Baa1	EUR	50	64,818
Nationwide Building Society, Sub. Notes
3.375%	08/17/15	A1	EUR	215	270,549

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Northern Rock PLC., Sub. Notes
5.75%	02/28/17	A2	GBP	250	$473,850
Rolls-Royce PLC, Gtd. Notes
4.50%	03/16/11	Baa1	EUR	100	128,908
Royal Bank of Scotland PLC, Jr., Sub. Notes
6.00%	06/29/49	Aa2	GBP	250	482,104
SABMiller PLC., Notes, 144A(g)
6.20%	07/01/11	Baa1		300	307,878
Scottish Power UK PLC., Bonds
8.375%	02/20/17	A2	GBP	200	461,800
Standard Chartered Bank, Sub. Notes
3.625%	02/03/17	A3	EUR	190	234,488
Travellers Insurance Co. Institutional Funding Ltd., Sec.’d. Notes
5.75%	12/06/11	Aa2	GBP	250	477,668
UBS AG Jersey Branch, Sub. Notes
4.50%	09/16/19	Aa3	EUR	200	267,118
United Kingdom Treasury
Bonds
4.25%	03/07/11- 06/07/32	Aaa	GBP	14,145	26,125,740
4.75%	09/07/15	Aaa	GBP	710	1,348,479
United Utility Water PLC, Sr. Notes
4.25%	01/24/20	A2	EUR	50	60,975
WPD Holdings UK, Jr. Unsub. Notes, 144A(g)
6.875%	12/15/07	Baa3		120	121,063

					36,458,090

Total Foreign Bonds (cost $269,314,740)					277,055,829

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.8%
Federal Home Loan Mortgage Corp.
4.50%	11/01/18- 05/01/19	787	760,507
4.532%	09/01/32	74	73,879
4.787%	07/01/35	138	136,962
5.00%	12/01/08- 11/01/35	5,665	5,482,065
5.055%	11/01/35	314	308,251
5.079%	03/01/36	387	382,857
5.428%	01/01/36	163	161,806
6.00%	10/01/32	251	252,613
6.50%	03/01/32- 10/01/34	2,348	2,391,963
7.00%	10/10/30- 11/01/30	32	32,925
Federal National Mortgage Assoc.
3.50%	04/25/13	265	259,880
4.50%	05/01/18- 07/01/35	4,138	3,909,503
4.79%	11/01/35	416	414,123
4.822%	06/01/35	246	244,055
5.00%	03/25/15- 10/01/35	7,633	7,436,770
5.067%	08/01/36	704	691,070
5.114%	10/01/35	241	237,073
5.324%	12/01/35	269	266,130
5.375%	12/01/35	319	316,075
5.50%	01/01/17- 01/01/36	12,826	12,677,174
5.532%	12/01/35	494	492,346
5.687%	12/01/35	163	163,216
5.691%	01/01/36	320	320,303
6.00%	01/01/20- 10/01/34	8,179	8,234,439
6.001%	08/01/36	549	555,569
6.50%	09/01/10- 09/01/36	3,729	3,799,701
7.00%	12/01/29- 01/01/31	72	73,267
Government National Mortgage Assoc.
4.50%	12/20/35	422	394,274
5.00%	07/15/33- 02/20/34	1,424	1,379,969
5.50%	01/20/34- 01/15/35	676	671,484
6.00%	TBA	183	185,001
6.50%	06/15/16- 12/20/33	688	703,436
7.00%	03/15/13- 12/15/13	140	144,152

7.50%	09/15/30- 06/15/32	136	141,052

Total U.S. Government Agency Mortgage-Backed Securities (cost $54,347,251)			53,693,890

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS — 9.3%
Advertising — 0.1%
R.H. Donnelley Corp., Sr. Notes (a)
8.875%	01/15/16	B3	525	526,312

Aerospace
United Technologies Corp., Sr. Notes
5.40%	05/01/35	A2	135	130,980

Automobile Manufacturers — 0.2%
Daimlerchrysler NA Holding Corp.,
Gtd. Notes
6.50%	11/15/13	Baa1	670	687,064
Notes
5.918%	08/03/09	Baa1	180	179,864

				866,928

Beverages — 0.1%
Bottling Group LLC, Sr. Notes
4.125%	06/15/15	A3	450	410,273

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Biotechnology — 0.1%
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1		230	$220,880

Broadcasting — 0.1%
COX Communications, Inc., Notes
7.125%	10/01/12	Baa3		305	325,046

Building Materials
CRH America, Inc., Notes
6.00%	09/30/16	Baa1		190	190,267

Cable Television — 0.1%
CSC Holdings, Inc., Sr. Notes
7.25%	07/15/08	B2		450	454,500

Chemicals — 0.1%
Dow Chemical Corp.,
Notes
4.375%	06/25/10	A3	EUR	155	198,805
6.125%	02/01/11	A3		275	283,535
PPG Industries, Inc., Sr. Notes
3.875%	06/24/15	A2	EUR	50	60,883

					543,223

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1		295	296,242
Oracle Corp. and Ozark Holding, Inc., Notes
5.00%	01/15/11	A3		360	356,561

					652,803

Construction — 0.1%
DR. Horton, Inc., Sr. Notes
5.625%	09/15/14	Baa3		190	179,133
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3		305	285,609

					464,742

Consumer Products — 0.1%
McCormick & Co., Inc., Sr. Unsec’d. Notes
5.20%	12/15/15	A2		270	266,904

Consumer Products & Services — 0.2%
Bunge Ltd. Finance Corp., Gtd. Notes
4.375%	12/15/08	Baa2		280	273,479
Fortune Brands, Inc., Notes
5.125%	01/15/11	Baa2		205	201,321
Procter & Gamble Co., Notes
4.95%	08/15/14	Aa3		400	393,642

					868,442

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes
6.875%	12/15/12	Ba2		450	453,375
Sealed Air Corp., Sr. Notes, 144A (g)
5.375%	04/15/08	Baa3		215	214,690

					668,065

Electronic Components & Equipment
Pacific Gas & Electric Co., Unsec’d Notes
4.80%	03/01/14	Baa1		195	187,659

Entertainment & Leisure — 0.2%
Gtech Holdings Corp., Gtd. Notes
4.50%	12/01/09	Baa3		310	310,943
Time Warner Entertainment Co. LP,
Debs.
7.25%	09/01/08	Baa2		275	283,993
8.375%	03/15/23	Baa2		255	294,493

					889,429

Environmental Services — 0.1%
Veola Environment, Sr. Unsub. Notes
4.875%	05/28/13	A3		200	262,673

Farming & Agriculture — 0.1%
Cargill, Inc., Notes, 144A (g)
3.625%	03/04/09	A2		460	443,946

Financial - Bank & Trust — 0.7%
BAC Capital Trust VI, Gtd. Bonds
5.625%	03/08/35	Aa3		260	240,972
Bank of America Corp.,
Gtd. Notes
6.125%	12/16/10	Aa2	GBP	215	415,880
Sr. Notes
4.875%	09/15/12	Aa2		400	393,277
5.75%	08/15/16	Aa3		245	249,218
Bank One Corp., Sub. Notes
5.25%	01/30/13	A1		285	283,614
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1		390	417,456
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2		250	243,227
Kinder Morgan Finance Co., ULC Gtd. Notes
5.70%	01/05/16	Baa2		300	276,935
MBNA America Bank NA,
Notes
4.625%	08/03/09	Aa1		175	172,736
Sub. Notes
7.125%	11/15/12	Aa2		80	87,473
Northern Trust Co., Sub. Notes
4.60%	02/01/13	A1		155	149,404
Northern Trust Corp., Notes
5.30%	08/29/11	A1		171	172,207
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1		270	267,435
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1		300	287,439

					3,657,273

Financial - Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	241,199
Legg Mason, Inc., Sr. Notes
6.75%	07/02/08	A3		125	128,094

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate		Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Financial - Brokerage (cont’d.)
Lehman Brothers Holdings, Notes
	3.50%	08/07/08	A1		340	$329,946

						699,239

Financial Services — 2.3%
American Express Credit Corp., Notes
	3.625%	10/13/09	Aa3	EUR	210	264,084
American Express, Sr. Notes
	5.25%	09/12/11	A1		260	260,672
American General Finance Corp., Notes
	5.40%	12/01/15	A1		355	351,467
Bear Stearns, Sr. Unsec’d Notes
	5.50%	08/15/11	A1		230	231,688
Boeing Capital Corp., Sr. Notes
	6.10%	03/01/11	A2		255	264,133
Capital One Bank, Sub. Notes
	6.50%	06/13/13	Baa1		445	465,420
CIT Group, Inc.,
	Sr. Notes
	3.875%	05/21/10	Aa1	EUR	130	164,960
	4.25%	09/22/11	A2	EUR	150	191,129
	6.00%	04/01/36	A2		190	185,634
Citigroup, Inc.,
	Sr. Notes
	5.30%	01/07/16	Aa1		300	298,300
	Sub. Notes
	4.75%	02/10/19	Aa2	EUR	310	406,513
	5.00%	09/15/14	Aa2		390	379,968
Countrywide Financial Corp., Sub. Notes
	6.25%	05/15/16	Baa2		390	395,804
Credit Suisse USA, Inc., Sr. Notes
	5.50%	08/16/11	Aa3		205	206,838
ERAC USA Finance Co., Bonds, 144A (g)
	5.60%	05/01/15	Baa1		405	400,422
Federal Home Loan Mortgage Corp., Notes
	5.00%	07/15/14	Aaa		600	601,186
Ford Motor Credit Co.,
	Notes
	6.366%	11/16/06	Ba3		100	99,937
	Sr. Notes
	5.80%	01/12/09	Ba3		385	366,526
Franklin Resources, Inc., Notes
	3.70%	04/15/08	A2		80	78,098
General Motors Acceptance Corp., Sr. Unsub. Notes
	6.00%	10/16/06	Ba1	EUR	225	285,425
Goldman Sachs Group, Inc.,
	Gtd. Notes
	4.25%	08/04/10	Aa3	EUR	200	256,164
	Sub. Notes
	6.345%	02/15/34	A1		205	203,694
Hartford Financial Services Group, Sr. Notes
	4.75%	03/01/14	A3		450	429,542
HSBC Finance Corp., Notes
	5.00%	06/30/15	Aa3		510	492,964
Hutchinson Whampoa Finance Ltd., Gtd. Notes
	5.875%	07/08/13	A3	EUR	92	126,647
International Lease Finance Corp.,
	Notes
	4.125%	10/09/08	A1	EUR	180	229,081
	6.375%	03/15/09	A1		115	117,853
	Unsec’d. Notes
	5.125%	11/01/10	A1		130	129,839
John Deere Capital Corp., Notes
	7.00%	03/15/12	A3		280	302,215
JP Morgan Chase & Co., Notes
	3.875%	12/03/08	A1	EUR	250	317,545
Mangrove Bay Pass-Through Trust, Notes (g)
	6.102%	07/15/33	Baa2		115	111,105
Mellon Funding Corp., Gtd. Notes
	6.375%	11/08/11	A1	GBP	250	490,550
Merill Lynch & Co., Sub. Notes
	6.22%	09/15/26	A1		190	193,277
Merrill Lynch & Co.,
	Sr. Unsub. Notes
	4.625%	10/02/13	Aa3	EUR	200	260,632
	Sub. Notes
	6.05%	05/16/16	A1		485	501,523
Mizuho Capital Investment Ltd.,(c)
	Sub. Notes
	5.02%	06/30/49	Baa2	EUR	100	126,840
	Sub. Notes, 144A (g)
	6.686%	12/31/49	Baa2		96	96,827
Morgan Stanley,
	Notes
	5.125%	11/30/15	Aa3	GBP	150	275,623
	Sr. Unsec’d. Notes
	6.25%	08/09/26	Aa3		95	98,348
MUFG Capital Finance 1 Ltd., Sub. Notes
	6.346%	07/29/49	Baa2		120	120,973
Residential Capital Corp., Gtd. Notes
	6.125%	11/21/08	Baa3		185	185,724
Transamerica Capital II Co., Notes, 144A (g)
	7.65%	12/01/26	Baa1		110	123,473
US Bancorp, Sr. Notes
	4.50%	07/29/10	Aa2		380	372,269
Webster Bank, Sr. Notes
	5.125%	04/15/14	Baa3		205	197,232

						11,658,144

Food
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
	4.65%	07/15/15	A1		80	76,219

Healthcare Services — 0.1%
Highmark, Inc., Notes, 144A (g)
	6.80%	08/15/13	Baa2		185	195,039
WellPoint, Inc., Unsec’d. Notes
	5.00%	01/15/11	Baa1		200	197,337

						392,376

Hotels & Motels — 0.2%
Harrahs Operating Co., Inc., Gtd. Notes
	5.50%	07/01/10	Baa3		290	285,604
MGM Mirage, Inc., Sr. Notes
	6.75%	09/01/12	Ba2		450	443,812

						729,416

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Insurance — 0.7%
Ace INA Holdings, Inc., Notes
5.875%	06/15/14	A3		155	$156,482
AIG Sunamerica, Gtd. Notes
5.625%	02/01/12	Aa2	GBP	250	475,349
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2		200	197,685
Genworth Financial, Inc., Notes
5.75%	06/15/14	A2		285	290,621
Metlife, Inc., Sr. Notes
6.125%	12/01/11	A2		450	466,877
Monumental Global Funding, Notes
5.375%	03/13/09	Aa3	EUR	150	196,555
Nationwide Financial Services, Inc., Sr. Notes
5.90%	07/01/12	A3		200	204,409
Nationwide Mutual Insurance Co., Bonds, 144A (g)
6.60%	04/15/34	A2		115	113,276
NLV Financial Corp., Sr. Notes, 144A (g)
7.50%	08/15/33	Baa3		145	155,412
Pacific Life Funding LLC, Sec’d. Notes
5.125%	01/20/15	Aa3	GBP	250	466,045
Pacific Life Funding LLC., Sec’d. Notes
5.50%	05/14/09	Aa3	EUR	150	197,512
Principal Finance Global Funding, Sec’d. Notes
4.50%	01/22/09	Aa	EUR	150	191,994
Security Benefit Life Insurance Co., Notes, 144A (g)
7.45%	10/01/33	Baa1		95	107,126
Sun Life Financial Global Funding LP, Notes (g)
5.64%	10/06/13	Aa3		285	284,502
Torchmark Corp., Notes
6.375%	06/15/16	Baa1		185	192,273

					3,696,118

Media — 0.1%
Comcast Corp., Gtd. Notes
4.95%	06/15/16	Baa2		135	125,875
News America, Inc., Gtd. Notes
6.40%	12/15/35	Baa2		300	294,220
Viacom, Inc., Notes, 144A (g)
5.75%	04/30/11	Baa3		195	194,611

					614,706

Medical Supplies & Equipment — 0.1%
Amgen, Inc., Sr. Notes
4.00%	11/18/09	A2		260	252,039
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1		370	351,589

					603,628

Metals & Mining — 0.1%
Alcan, Inc., Notes
5.00%	06/01/15	Baa1		350	333,872
Newmont Mining Corp., Notes
5.875%	04/01/35	Baa1		135	126,684

					460,556

Oil & Gas — 0.7%
Amerada Hess Corp., Bonds
7.875%	10/01/29	Ba1		130	153,625
Atmos Energy Corp., Notes
4.00%	10/15/09	Baa3		250	239,544
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2		300	340,421
ConocoPhillips, Gtd. Bonds
5.90%	10/15/32	A1		255	260,821
Devon Financing Corp ULC., Gtd. Notes
6.875%	09/30/11	Baa2		350	372,470
Diamond Offshore Drilling, Inc., Sr. Notes
4.875%	07/01/15	Baa2		170	160,770
5.15%	09/01/14	Baa2		115	111,592
Duke Capital LLC, Sr. Notes
6.25%	02/15/13	Baa2		275	282,574
Halliburton Co., Notes
5.50%	10/15/10	Baa1		380	382,308
Midamerican Energy Holdings Co., Bonds, 144A (g)
6.125%	04/01/36	Baa1		210	212,269
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3		90	88,707
Pemex Project Funding Master Trust,
Gtd. Notes
6.25%	08/05/13	Baa1	EUR	170	233,461
Gtd. Notes, 144A
5.75%	12/15/15	Baa1		285	278,445
Notes, 144A (g)
6.69%	06/15/10	Baa1		195	199,290
TGT Pipeline LLC, Notes
5.50%	02/01/17	Baa2		60	58,248
XTO Energy, Inc., Sr. Notes
5.65%	04/01/16	Baa2		170	168,646

					3,543,191

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Bonds (c)(g)
5.64%	10/02/09	Baa2		205	205,000
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2		140	137,464

					342,464

Pipelines — 0.1%
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	Ba2		450	480,375

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1		295	297,945

Real Estate Investment Trust — 0.4%
Archstone-Smith Operating Trust, Notes
5.25%	05/01/15	Baa1		255	249,632
Avalonbay Communities, Inc., Notes
6.125%	11/01/12	Baa1		185	191,524
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2		280	273,369
Lennar Corp., Sr. Unsec’d. Notes, 144A
5.60%	05/31/15	Baa2		200	190,200
MDC Holdings, Inc., Co. Gtd. Notes
5.50%	05/15/13	Baa3		350	326,254

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trust (cont’d.)
NVR, Inc., Sr. Notes
5.00%	06/15/10	Baa3		130	$126,590
Reckson Operating Partnership LP, Notes
6.00%	03/31/16	Baa3		190	191,702
Simon Property Group LP., Notes
3.75%	01/30/09	Baa1		245	236,532

					1,785,803

Retail & Merchandising — 0.4%
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	B1		225	231,750
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Aa3		285	283,119
JC Penney Corp., Inc., Notes
7.375%	08/15/08	Baa3		130	134,251
9.00%	08/01/12	Baa3		100	115,864
Kroger Co., Gtd. Notes
8.05%	02/01/10	Baa2		220	236,827
Wal-Mart Stores,
Bonds
5.25%	09/01/35	Aa2		300	280,562
Notes
4.75%	01/29/13	Aa2	GBP	250	459,052
Yum! Brands, Inc., Sr. Notes
7.70%	07/01/12	Baa2		170	186,125

					1,927,550

Software
Dun & Bradstreet Corp., Sr. Notes
5.50%	03/15/11	A-(d)		155	156,026

Telecommunications — 0.5%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2		300	342,206
AT&T, Inc., Notes
6.45%	06/15/34	A2		395	396,681
Nextel Communications, Inc., Sr. Notes
6.875%	10/31/13	Baa3		190	193,409
Rodgers Wireless, Inc., Sr. Sec’d. Notes
6.375%	03/01/14	Ba2		450	448,313
SBC Communications, Notes
5.10%	09/15/14	A2		235	227,056
5.30%	11/15/10	A2		200	199,411
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3		300	304,038
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A3		395	452,800

					2,563,914

Transportation
CSX Corp., Bonds
6.00%	10/01/36	Baa2		150	151,666

Utilities — 0.8%
AES Corp., Sr. Notes
7.75%	03/01/14	B1		450	468,000
Alabama Power Co., Sr. Notes
5.59%	08/25/09	A2		240	240,767
Appalachian Power Co., Notes
6.375%	04/01/36	Baa2		170	173,168
Black Hills Corp., Notes
6.50%	05/15/13	Baa3		190	191,604
Centerpoint Energy, Inc., Sr. Notes
7.25%	09/01/10	Ba1		190	200,862
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa3		290	283,543
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1		170	167,442
Firstenergy Corp., Notes
6.45%	11/15/11	Baa3		275	286,873
Florida Power & Light Co., First Mortgage, 144A (g)
6.20%	06/01/36	Aa3		115	122,553
Monongahela Power Co., First Mortgage, 144A (g)
5.70%	03/15/17	Baa2		245	246,274
National Gas Co. of Trinidad & Tobago Ltd., Notes, 144A (g)
6.05%	01/15/36	A3		155	148,516
NRG Energy, Inc., Sr. Notes
7.25%	02/01/14	B1		175	173,688
7.375%	02/01/16	B1		365	362,719
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2		190	189,873
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2		255	249,990
Valero Energy Corp., Sr. Notes
3.50%	04/01/09	Baa3		235	225,193
Virginia Electric Power, Sr. Notes
6.00%	01/15/36	Baa1		300	297,270
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2		145	134,368

					4,162,703

Total Corporate Obligations (cost $46,666,245)					46,372,384

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
4.25%	11/15/14	(a)	2,280	2,223,534
4.50%	02/15/36		440	421,609
5.125%	05/15/16	(a)	2,670	2,769,708
5.375%	02/15/31		925	999,072
6.00%	02/15/26		735	840,944
6.25%	08/15/23-05/15/30		2,530	2,997,115
6.375%	08/15/27		145	174,068
6.50%	11/15/26		1,365	1,653,890
7.50%	11/15/16		1,110	1,359,750
U.S. Treasury Inflationary Bonds, TIPS
2.00%	07/15/14		1,790	1,893,967

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
3.50%	02/15/10	(k)	2,860	$2,761,799
3.625%	06/15/10		5,180	5,013,877
3.875%	09/15/10		1,180	1,149,809
4.00%	02/15/14		430	413,455
4.25%	11/15/13	(a)	4,325	4,230,559
4.75%	05/15/14		1,280	1,290,851
4.875%	02/15/12	(a)	8,065	8,177,466
5.00%	08/15/11		240	244,622

Total U.S. Treasury Obligations (cost $38,437,282)				38,616,095

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	484,407
Banc of America Mortgage Securities,
Series 2003-L, Class 2A2 (c)
4.264%	01/25/34	Aaa	447	439,241
Series 2004-A, Class 2A2 (c)
4.118%	02/25/34	AAA(d)	225	220,419
Series 2004-D, Class 2A2 (c)
4.206%	05/25/34	AAA(d)	103	101,462
Series 2004-H, Class 2A2 (c)
4.749%	09/25/34	Aaa	120	118,425
Series 2004-I, Class 3A2 (c)
4.916%	10/25/34	Aaa	116	114,547
Series 2005-A, Class 2A2 (c)
4.459%	02/25/35	Aaa	1,251	1,226,895
Series 2005-J , Class 2A1 (c)
5.098%	11/25/35	Aaa	747	740,024
Series 2005-J, Class 3A1 (c)
5.271%	11/25/35	Aaa	296	292,334
Bear Stearns Commercial Mortgage Securities,
Series 2002-Top8, Class A2
4.83%	08/15/38	AAA(d)	935	915,492
Series 2005-Pw10, Class A1
5.085%	12/11/40	AAA(d)	915	914,132
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	425	406,028
Series 2005-Pwr9, Class Aab
4.804%	09/15/42	Aaa	600	585,601
Series 2005-T18, Class A1
4.274%	02/13/42	Aaa	565	555,323
Series 2006- PW, Class A4
5.896%	09/11/38	Aaa	750	775,662
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	950	963,068
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ
5.40%	09/15/20	Aaa	575	570,590
Citigroup Mortgage Loan Trust, Inc., (c)
Series 2006 - AR2, Class 1AB
5.591%	03/25/36	Aa1	330	333,130
Series 2006-AR1, Class 2A1
4.70%	08/27/35	Aaa	970	951,405
Credit Suisse Mortgage Capital Certificate Series: 2006-C4 Class: A3
5.467%	09/15/39	Aaa	475	479,756
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2
4.609%	02/15/38	NR	1,300	1,278,999
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B
7.30%	06/10/32	Aaa	450	470,833
Federal Home Loan Mortgage Corp.,
Series 2614, Class IH, IO, 144A (g)
4.50%	05/15/16	Aaa	303	34,984
Series 2627, Class IE, IO, 144A (g)
4.50%	04/15/18	Aaa	107	10,676
Series 2631, Class IG, IO 144A (g)
4.50%	07/15/11	Aaa	77	1,491
Series 2631, Class KI, IO,144A (g)
4.50%	01/15/15	Aaa	291	17,249
Series 2631, Class LI, IO, 144A (g)
4.50%	06/15/11	Aaa	84	1,568
Series 2631, Class PC
4.50%	03/15/16	Aaa	1,000	978,084
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	923,807
Series 3195 Class PN
6.50%	08/15/30	Aaa	867	887,941
Series R003, Class VA
5.50%	08/15/16	Aaa	702	704,472
Federal National Mortgage Assoc.,
Series 2003-40, Class NI, IO (g)
5.50%	04/01/33	Aaa	92	6,685
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	766	766,870
Series 3162, Class 9D
6.00%	06/15/35	Aaa	525	529,064
Series 319 Class 2, IO (g)
6.50%	02/01/32	Aaa	38	8,562
Series R007, Class VA
6.00%	09/15/16	Aaa	830	847,185
General Electric Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	577,441
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	610	609,409
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1A, Class A2
3.835%	10/08/08	Aaa	92	90,669
Series 2005-GG, Class Aab
4.619%	08/10/42	Aaa	325	314,343
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1
4.561%	09/25/35	AAA(d)	633	622,960
JP Morgan Chase Commercial Mortgage Finance Corp.,(d)
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA	321	325,691
Series 2001-CIBC, Class A3

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
6.26%	03/15/33	AAA	440	$455,872
JP Morgan Chase Commercial Mortgage Securities Corp., (c)
Series 2005-Ldp4, Class ASB
4.824%	10/15/42	Aaa	950	924,806
Series 2006 Cb14, Class A4
5.481%	12/12/44	Aaa	825	832,118
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	928	905,728
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	750	721,329
Series 2006-C1A, Class A4
5.156%	02/15/31	AAA(d)	1,050	1,035,899
Washington Mutual Mortgage, Series 2004-AR1, Class A
4.229%	03/25/34	Aaa	162	159,683
Washington Mutual, Inc., Series 2005-Ar3, Class A2
4.647%	03/25/35	AAA(d)	177	173,610
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2
4.546%	03/25/35	Aaa	176	173,137
Wells Fargo Mortgage Backed Securities, Series 2003-0, Class 5A1
4.802%	01/25/34	AAA(d)	468	456,727

Total Collateralized Mortgage Obligations (cost $27,342,975)				27,035,833

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Federal Home Loan Bank
4.575%	09/01/35	(c)	572	554,485
4.715%	08/01/35	(c)	452	440,649
5.60%	06/28/11		105	107,831
Federal Home Loan Mortgage Corp.
4.625%	02/21/08		735	731,035
5.125%	02/27/09		490	489,013
5.50%	03/01/18-09/01/20		2,007	2,006,230
Federal National Mortgage Assoc.
3.25%	08/15/08		2,110	2,045,343
4.00%	05/25/16		833	810,737
4.375%	09/15/12		1,050	1,020,305
4.50%	02/15/11-09/01/34		3,218	3,128,862
4.625%	10/15/14		1,500	1,466,998
4.662%	09/01/35	(c)	812	791,818
5.00%	07/01/35		227	217,631
5.50%	08/01/19		661	660,312
6.00%	05/15/11-03/01/33		3,655	3,814,478
Student Loan Marketing Assoc.(c)
5.44%	04/01/09		155	148,878
5.685%	01/26/09		240	240,828

Total U.S. Government Agency Obligations (cost $18,830,186)				18,675,433

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 2.3%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%	02/25/13	Aaa	70	70,525
Capital Auto Receivables Asset Trust,(d)(g)
Series 2006-SN1, Class A4A
5.32%	03/20/10	AAA (d)	1,175	1,179,957
Series 2006-SN1, Class B
5.50%	04/20/10	AAA (d)	170	170,770
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8 (c)
5.46%	08/15/14	Aaa	425	427,099
Chase Funding Mortgage Loan Asset-Backed,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	29	28,751
Series 2003-A, Class 1A6
4.458%	03/25/14	Aaa	472	462,617
Commercial Mortgage Pass-Through Certification, Series 2005-LP5, Class A1
4.235%	05/10/43	Aaa	514	505,435
Credit-Based Asset Servicing and Securitization, (c)
Series 2005-C1, Class AF2
4.831%	08/25/35	Aaa	255	251,728
Series 2006-CB3, Class AV3
5.50%	03/25/36	Aaa	925	925,614
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	451,469
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08%	09/17/12	Aaa	295	296,083
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A (g)
4.51%	12/22/14	Aaa	475	466,762
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26%	11/15/12	Aaa	900	903,377
Marriott Vacation Club Owner Trust, Series 2006 - 1A, Class A (g)
5.737%	04/20/28	Aaa	401	400,588
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	800	776,967
Morgan Stanley Capital I, Series 2006-HE4, Class A3 (c)
5.48%	06/25/36	Aaa	315	315,179
New Century Home Equity Loan Trust, (d)
Series 2005-57, Class PA
5.344%	06/28/35	AA (d)	255	249,790
Series 2005-A, Class A6
4.954%	06/28/35	AAA (d)	1,075	1,042,929
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	497,612
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	536,767
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa	275	281,757

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate		Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Residential Asset Securities Corp., Series 2006-KS3, Class AI3 (c)
	5.50%	04/25/36	Aaa	525	$525,945

Triad Auto Receivables Owner Trust, Series 2006 - B, Class A4
	5.52%	11/12/12	Aaa	800	809,448

Total Asset-Backed Securities (cost $11,609,255)					11,577,169

SOVEREIGN ISSUES — 0.5%
Republic of South Africa, Notes
	6.50%	06/02/14	Baa1	500	525,000
Russian Federation, Unsub. Notes
	5.00%	03/31/30	Baa2	1,100	1,227,710
Russian Ministry of Finance, Debs.
	3.00%	05/14/11	Baa2	690	619,475
United Mexican States, Notes
	6.375%	01/16/13	Baa1	270	283,905

Total Sovereign Issues (cost $2,632,574)					2,656,090

MUNICIPAL BONDS — 0.1%

California — 0.1%
California State Public Works Board Revenue Bonds
	5.00%	01/01/21	A3	200	212,942
California State Variable Purpose Revenue Bonds
	5.25%	04/01/34	Baa1	105	111,861

					324,803

Kansas
Kansas State Development Finance Authority, Revenue Bonds
	5.501%	05/01/34	Aaa	125	125,811

New York
New York City Housing Development Corp., Revenue Bonds
	6.42%	11/01/27	Aa2	200	207,556

Total Municipal Bonds (cost $635,376)					658,170

				Units	Value

WARRANTS *
Central Bank of Nigeria, expiring on 11/15/2020 (Nigeria), 144A (g)				250	—
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) (g)				1,250	—
Travelcenters of America , expiring on 05/01/09, 144A (g)				250	750
Travelcenters of America, expiring 05/01/09, 144A (g)				750	2,250

Total Warrants (cost $0)					3,000

Total Long-Term Investments (cost $469,815,884)					476,343,893

				Shares	Value

SHORT-TERM INVESTMENTS — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.8%
Dryden Core Investment Fund - Taxable Money Market Series (cost $38,825,949; includes $15,718,616 of cash collateral for securities on loan) (b)(w)				38,825,949	38,825,949

				Contracts/ Notional Amount	Value

OUTSTANDING OPTIONS PURCHASED*
Call Options
Japanese Yen Call Option expiring 03/26/2007, Strike Price $112.63				4,880,000	54,226
Japanese Yen Call Option expiring 04/05/2007, Strike Price $112.07				5,000,000	54,125

Total Outstanding Options Purchased (cost $329,052)					108,351

Total Short-Term Investments (cost $39,155,001)					38,934,300

Total Investments, Before Securities Sold Short — 103.6% (cost $508,970,885)					515,278,193

Interest Rate		Maturity Date		Principal Amount (000)#	Value

SECURITY SOLD SHORT — (0.2)%
U.S. Government Agency Obligations
Federal National Mortgage Assoc. (cost $1,095,026)
	6.00%	01/01/33		(1,094)	(1,098,786)

Total Investments, Net of Securities Sold Short(o) — 103.4% (cost $507,875,859)					514,179,407

Other Liabilities in Excess of Other Assets(u) — (3.4)%					(16,780,107)

NET ASSETS — 100.0%					$497,399,300

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	Securities Purchased on a Forward Commitment Basis

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

DKK	Denmark Krone

EUR	Euro

GBP	British Pound

ILS	Israel Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Kroner

PHP	Philippine Peso

PLZ	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

TWD	Taiwan Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $15,377,754; cash collateral of $15,718,616 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(o)	As of September 30, 2006, 2 securities representing $0 and 0.00% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(u)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Futures contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation (Depreciation)

Long Positions:
24	5 Year U.S. Treasury Notes	Dec 06	$2,515,125	$2,532,375	$17,250

Short Positions:
32	2 Year U.S. Treasury Notes	Dec 06	6,534,000	6,544,000	(10,000)
118	5 Year U.S. Treasury Notes	Dec 06	12,390,000	12,450,844	(60,844)
6	10 Year Japanese Bond	Dec 06	6,815	6,847	(32)
203	10 Year U.S. Treasury Notes	Dec 06	21,856,375	21,936,687	(80,312)
31	30 Year U.S. Treasury Bonds	Dec 06	3,429,938	3,484,594	(54,656)

					(205,844)

					$(188,594)

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Nov 06	Buy	AUD	401,619	$306,098	$298,980	$(7,118)
Nov 06	Buy	BRL	2,842,890	1,289,000	1,291,905	2,905
Nov 06	Buy	CAD	11,456,668	10,320,263	10,266,660	(53,603)
Oct 06	Buy	CNY	51,643,776	6,610,000	6,546,045	(63,955)
Feb 07	Buy	CNY	79,009,550	10,162,000	10,122,316	(39,684)
Aug 07	Buy	CNY	75,570,640	9,808,000	9,560,942	(247,058)
Nov 06	Buy	DKK	5,605,091	969,236	956,060	(13,176)
Nov 06	Buy	EUR	27,505,150	35,627,323	34,985,426	(641,897)
Nov 06	Buy	GBP	2,256,011	4,238,243	4,226,775	(11,468)
Oct 06	Buy	ILS	17,354,063	4,034,890	4,031,890	(3,000)
Nov 06	Buy	ILS	636,785	148,000	147,894	(106)
Nov 06	Buy	JPY	7,548,253,717	65,507,099	64,394,830	(1,112,269)
Nov 06	Buy	KRW	6,539,155,200	6,848,000	6,920,070	72,070
Nov 06	Buy	MXP	109,383,382	9,934,198	9,921,845	(12,353)
Nov 06	Buy	MYR	19,828,001	5,491,000	5,392,743	(98,257)
Dec 06	Buy	MYR	14,743,589	4,041,000	4,013,992	(27,008)
Feb 07	Buy	MYR	19,146,225	5,274,000	5,230,144	(43,856)
Nov 06	Buy	NOK	3,845,000	615,732	590,992	(24,740)
Nov 06	Buy	PHP	126,803,910	2,481,000	2,518,254	37,254
Dec 06	Buy	PHP	120,991,500	2,415,000	2,399,252	(15,748)
Nov 06	Buy	PLZ	1,679,453	550,000	537,314	(12,686)
Oct 06	Buy	RUB	392,392,790	14,525,000	14,662,024	137,024
Nov 06	Buy	SEK	70,835,289	9,930,645	9,705,432	(225,213)
Nov 06	Buy	SGD	1,223,000	780,622	772,199	(8,423)
Nov 06	Buy	TRY	533,255	346,000	344,540	(1,460)
Nov 06	Buy	TWD	68,885,520	2,134,000	2,086,270	(47,730)

				$214,386,349	$211,924,794	$(2,461,555)

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Nov 06	Sell	BRL	12,788,940	$5,868,000	$5,811,728	$56,272
Nov 06	Sell	BRL	13,068,140	5,945,000	5,894,887	50,113
Nov 06	Sell	CAD	8,779,223	7,883,063	7,867,322	15,741
Oct 06	Sell	CNY	51,643,776	6,522,326	6,546,045	(23,719)
Nov 06	Sell	EUR	16,758,915	21,368,940	21,316,655	52,285
Nov 06	Sell	GBP	10,492,988	19,853,050	19,659,260	193,790
Nov 06	Sell	ILS	34,696,930	8,063,662	8,058,410	5,252
Nov 06	Sell	JPY	382,057,951	3,291,824	3,259,371	32,453
Nov 06	Sell	MXP	180,399,195	16,630,937	16,363,481	267,456
Nov 06	Sell	PLZ	51,701,621	16,990,623	16,541,094	449,529
Nov 06	Sell	TRY	11,204,002	7,450,128	7,266,610	183,518
Nov 06	Sell	ZAR	677,000	94,366	86,497	7,869

				$119,961,919	$118,671,360	$1,290,559

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The Portfolio allocation of long-term portfolio holdings, short-term investments and other liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 were as follows:

Foreign Bonds	55.7
U.S. Government Agency Mortgage-Backed Securities	10.8
Corporate Obligation	9.3
Affiliated Money Market Mutual Fund (including 3.2% of collateral received for securities on loan)	7.8
U.S. Treasury Obligation	7.8
Collateralized Mortgage Obligations	5.5
U.S. Government Agency Obligation	3.8
Asset-Backed Securities	2.3
Sovereign Issues	0.5
Municipal Bonds	0.1

103.6%
Security Sold Short	(0.2)
Other liabilities in excess of other assets	(3.4)

100.0%

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 89.6%
BANK NOTES (c)— 3.6%
CSC Holdings, Inc., Term B, 144A	Ba	7.08%	02/24/13		$5	$4,982
CSC Holdings, Inc., Term B, 144A	Ba	7.11%	02/24/13		847	844,080
CSC Holdings, Inc., Term B, 144A	Ba	7.22%	03/29/13		571	569,362
CSC Holdings, Inc., Term B, 144A	Ba	7.26%	03/29/13		571	569,362
Ferrovial , Term CL, 144A (United Kingdom)	Ba	5.00%	04/07/11	GBP	700	1,303,594
Georgia Pacific Corp., Term Loan B	Ba	7.49%	12/20/12		72	72,340
Georgia Pacific Corp., Term Loan B, 144A	Ba	7.37%	12/20/12		275	277,968
Georgia Pacific Corp., Term Loan B, 144A	Ba	7.39%	12/20/12		1,146	1,149,102
Georgia Pacific Corp.,Term Loan C, 144A	Ba	8.39%	12/23/13		1,946	1,964,334
Georgia Pacific, Inc., Term Loan C, 144A	Ba	8.39%	12/23/13		556	561,238
Nordic Telephone, Term B, 144A (Denmark)	Ba	5.54%	11/30/14	EUR	1,300	1,664,241
Nordic Telephone, Term C, 144A (Denmark)	Ba	6.04%	11/30/14	EUR	1,300	1,671,315
Reliant Energy, Term B2, 144A	B+(d)	7.66%	04/30/10		1,995	1,997,684
Roundy’s, Inc., Term B, 144A	B+(d)	8.44%	10/27/11		2,000	2,019,376
Service Corp. International	Ba-	Zero	04/02/16		2,000	1,995,219
UPC Broadband Holdings,Term K1, 144A (Netherlands)	B(d)	5.51%	03/31/13-12/31/13	EUR	2,000	2,535,547
Weather Investments, Term B, 144A (Luxembourg)	B(d)	6.30%	06/17/13	EUR	1,000	1,271,224
Weather Investments, Term K1, 144A (Luxembourg)	B+(d)	6.80%	06/17/14	EUR	1,000	1,277,564

Total Bank Notes (cost $21,737,769)						21,748,532

CORPORATE BONDS — 86.0%

Advertising — 0.3%
R.H. Donnelley Corp., Sr. Notes (a)	Caa1	8.875%	01/15/16		1,750	1,754,375

Aerospace — 0.8%
Argo-Tech Corp., Sr. Notes	B2	9.25%	06/01/11		750	780,000
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13		1,020	1,055,700
K & F Acquisition, Inc., Gtd. Notes	Caa1	7.75%	11/15/14		2,680	2,686,700
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.75%	07/15/14		150	151,125

						4,673,525

Airlines — 0.3%
Delta Air Lines, Inc. Pass-Thru Certs. (i)	Bb(d)	7.57%	11/18/10		1,350	1,351,688
United Airlines, Pass-Thru Certs.	Ba2	6.071%	03/01/13		591	589,842

						1,941,530

Automotive — 0.4%
ArvinMeritor, Inc., Notes (a)	Ba2	8.75%	03/01/12		2,200	2,106,500

Automotive - OEM — 1.6%
Ford Motor Co., Notes (a)	Ba3	7.45%	07/16/31		2,000	1,545,000
Ford Motor Credit Co., Notes	Baa3	7.00%	10/01/13		4,800	4,453,622
General Motors Corp., Debs.	B3	8.25%	07/15/23		1,500	1,299,375
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13		2,450	2,609,250

						9,907,247

Automotive Parts — 0.9%
Advanced Accessory Systems, Sr. Notes	B3	10.75%	06/15/11		250	256,875
Cooper-Standard Automotive, Inc., Co. Gtd. Notes (a)	B2	7.00%	12/15/12		850	733,125
Goodyear Tire & Rubber Co.(The), Sr. Notes (a)	B3	9.00%	07/01/15		2,000	2,030,000
Tenneco Automotive, Inc., Sec’d. Notes (a)	B3	8.625%	11/15/14		875	864,063
Tenneco Automotive, Inc., Sr. Sub. Notes	B2	10.25%	07/15/13		1,175	1,274,875

						5,158,938

Broadcasting — 0.2%
CCH I LLC, Sec’d. Notes	Caa3	11.00%	10/01/15		1,000	910,000

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Building Materials - Fixtures & Fittings — 0.4%
Grohe Holding GmbH, Gtd. Notes (Germany)	Caa1	8.625%		10/01/14	EUR	2,000	$2,517,087

Business Services — 11.0%
Buhrmann US, Inc., Gtd. Notes	B2	7.875%		03/01/15		$1,575	1,515,937
DJ CDX HY 7 T1, Pass Thru Certs., 144A	B+	8.375%		12/29/11		65,500	65,435,052

							66,950,989

Cable — 3.3%
Cablevision Systems Corp., Sr. Notes, 144A (a)	B3	8.00%		04/15/12		750	759,375
CCO Holdings LLC/Capital Corp., Sr. Notes	B3	8.75%		11/15/13		2,450	2,465,312
Charter Communications Operating LLC, Sr. Notes, 144A	B2	8.00%		04/30/12		500	503,750
Charter Communications Operating LLC, Sr. Notes, 144A	B2	8.375%		04/30/14		1,500	1,524,375
Charter Communications Operating LLC, Term B, 144A		Zero		04/25/13		2,000	2,010,532
CSC Holdings, Inc., Sr. Notes (a)	B1	7.625%		04/01/11		1,500	1,539,375
CSC Holdings, Inc., Sr. Notes, 144A	B2	7.25%		04/15/12		1,650	1,643,813
CSC Holdings, Inc., Debs.	B2	7.875%		02/15/18		1,000	1,037,500
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba3	6.25%		06/15/13		2,000	1,975,000
Telenet Communication NV, Sr. Notes (Belgium)	B3	9.00%		12/15/13	EUR	1,121	1,577,148
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08), 144A (Belgium)	Caa2	11.50	%(v)	06/15/14	EUR	2,125	1,859,375
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	1,825,998
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%		01/15/24	EUR	1,000	1,268,054

							19,989,607

Capital Goods - Others — 0.3%
Dresser-Rand Group Inc., Sr. Sub. Notes. (Canada)	B3	7.375%		11/01/14		1,931	1,897,208

Chemicals — 3.4%
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B3	9.625%		06/15/14		2,025	2,197,125
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)	Caa2	10.50	%(v)	10/01/14		3,000	2,433,750
Equistar Chemical Funding, Sr. Notes	B2	10.625%		05/01/11		750	804,375
Equistar Chemicals LP, Gtd. Notes	B2	10.125%		09/01/08		1,050	1,111,688
Ineos Group Holdings PLC, Sr. Sub. Notes (United Kingdom)	B2	7.875%		02/15/16	GBP	750	889,223
Ineos Group Holdings PLC, Sr. Sub. Notes, 144A (United Kingdom)(a)	B2	8.50%		02/15/16	GBP	2,075	1,976,437
KRATON Polymers LLC, Sr. Sub. Notes (a)	Caa1	8.125%		01/15/14		2,500	2,418,750
Lyondell Chemical Co., Sr. Unsec’d. Notes	B1	8.00%		09/15/14		775	784,688
Lyondell Chemical Co., Sr. Unsec’d. Notes	B1	8.25%		09/15/16		700	710,500
Nalco Co., Sr. Notes	B2	7.75%		11/15/11		225	229,500
Nalco Co., Sr. Sub. Notes (a)	Caa1	8.875%		11/15/13		2,125	2,215,312
PQ Corp., Gtd. Notes, 144A (a)	B3	7.50%		02/15/13		1,500	1,425,000
Rhodia SA, Sr. Sub. Notes (France)	Caa1	8.875%		06/01/11	EUR	900	929,250
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	7.625%		11/15/14	EUR	2,000	2,631,212

							20,756,810

Commercial Services — 0.4%
Alderwoods Group, Inc., Gtd. Notes	B2	7.75%		09/15/12		1,275	1,373,813
Service Corp. International, Sr. Notes Series, 144A	B1	7.375%		10/01/14		675	679,219
Service Corp. International, Sr. Notes Series, 144A	B1	7.625%		10/01/18		625	628,906

							2,681,938

Conglomerates — 0.1%
Invensys PLC, Sr. Notes, 144A (United Kingdom)	B3	9.875%		03/15/11	EUR	650	702,000

Consumer Products
Sleepmaster LLC, Gtd. Notes, 144A (g) (i)	NR	11.00%		05/15/09		1,000	0

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Containers & Packaging — 1.7%
Crown Americas Inc., Sr. Notes	B1	7.75%	11/15/15	$4,000	$4,050,000
Jefferson Smurfit Corp. US, Gtd. Notes (a)	B2	7.50%	06/01/13	1,125	1,037,812
Owens Brockway Glass Container, Inc., Sec’d. Notes (a)	Ba2	8.75%	11/15/12	1,000	1,055,000
Owens-Brockway Glass Container, Inc., Co. Gtd. Notes (a)	B2	6.75%	12/01/14	1,750	1,662,500
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%	07/01/12	2,440	2,342,400

					10,147,712

Defense — 0.9%
Communications & Power Industries, Sr. Sub. Notes	B3	8.00%	02/01/12	750	750,000
DRS Technologies Inc., Gtd. Notes (a)	B3	7.625%	02/01/18	2,350	2,385,250
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	1,000	1,030,000
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.375%	10/15/15	1,500	1,458,750

					5,624,000

Distribution/Wholesale — 0.7%
VWR International, Inc., Sr. Sub. Notes	B3	6.875%	04/15/12	275	273,625
VWR International, Inc., Sr. Sub. Notes, 144A (a)	Caa1	8.00%	04/15/14	4,200	4,236,750

					4,510,375

Diversified — 7.6%
TRAINS HY-1-2006, 144A (a)	B1	7.548%	05/01/16	46,225	46,245,801

Diversified Financial Services — 2.8%
Ford Motor Credit Co., Bonds (a)	Ba2	7.375%	02/01/11	2,880	2,764,305
Ford Motor Credit Co., Sr. Notes	Baa3	7.25%	10/25/11	1,500	1,414,614
Ford Motor Credit Co., Notes	A2	7.875%	06/15/10	6,400	6,232,819
General Motors Acceptance Corp., Notes	Baa2	7.25%	03/02/11	1,500	1,508,576
General Motors Acceptance Corp., Bonds (a)	Baa2	8.00%	11/01/31	1,200	1,254,697
General Motors Acceptance Corp., Notes (a)	Ba1	6.75%	12/01/14	3,000	2,928,765
General Motors Acceptance Corp., Notes (a)	Baa2	6.875%	09/15/11	1,000	994,702

					17,098,478

Diversified Operations — 0.1%
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%	03/15/14	580	566,950

Electric — 5.0%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	3,800	4,075,500
CMS Energy Corp., Sr. Notes	Ba3	6.30%	02/01/12	2,050	2,029,500
CMS Energy Corp., Sr. Unsec’d. Notes (a)	Ba3	6.875%	12/15/15	800	808,000
Edison Mission Energy, Sr. Notes	B1	7.73%	06/15/09	1,000	1,027,500
Edison Mission Energy, Sr. Notes	B1	10.00%	08/15/08	500	537,500
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	3,515	3,752,262
NRG Energy, Inc., Sr. Notes	B1	7.25%	02/01/14	1,450	1,439,125
NRG Energy, Inc., Sr. Notes	B1	7.375%	02/01/16	6,500	6,459,375
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,240	1,320,600
Reliant Energy, Inc., Sec’d. Notes (a)	B2	6.75%	12/15/14	2,690	2,558,862
Reliant Resources, Inc., Sec’d. Notes (a)	B2	9.25%	07/15/10	1,000	1,037,500
Sierra Pacific Resources, Sr. Notes	B1	6.75%	08/15/17	2,925	2,926,234
Sierra Pacific Resources, Sr. Notes	B1	7.803%	06/15/12	500	526,921
Sierra Pacific Resources, Sr. Notes	B1	8.625%	03/15/14	750	809,788
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	B1	7.00%	06/30/21	977	957,606

					30,266,273

Electronic Components — 0.3%
Celestica, Inc. (Canada)	B2	7.625%	07/01/13	550	545,875
Solectron Global Finance Ltd., Sr. Sub. Notes (a)	B3	8.00%	03/15/16	1,050	1,039,500

					1,585,375

Energy - Exploration & Production — 1.6%
Chesapeake Energy Corp., Sr. Notes (a)	Ba3	6.375%	06/15/15	2,500	2,387,500
Chesapeake Energy Corp., Sr. Notes	Ba3	6.875%	01/15/16	2,720	2,658,800

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Energy - Exploration & Production (cont’d)
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13		$4,625	$4,729,062

						9,775,362

Energy - Services — 0.1%
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14		688	708,640

Entertainment & Leisure — 0.6%
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25%	11/15/19		1,600	1,592,000
Station Casinos Inc., Senior Notes (a)	Ba3	7.75%	08/15/16		1,400	1,452,500
Universal City Development Partners, Sr. Notes	B2	11.75%	04/01/10		750	808,125

						3,852,625

Environmental — 1.1%
Allied Waste North America, Sr. Notes (a)	B2	7.25%	03/15/15		4,870	4,833,475
Allied Waste North America, Sr. Notes, Series B,	B2	8.50%	12/01/08		1,000	1,047,500
Allied Waste North America, Inc., Sr. Notes	B2	7.875%	04/15/13		1,000	1,022,500

						6,903,475

Financial Services — 2.1%
El Paso Performance-Link Trust, Notes, 144A	B2	7.75%	07/15/11		1,000	1,027,500
Ford Motor Credit Co., Sr. Unsec’d. Notes, 144A	Ba3	9.75%	09/15/10		1,500	1,548,711
General Motors Acceptance Corp., Notes	Ba1	7.00%	02/01/12		7,350	7,325,789
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%	07/18/16		800	835,773
Universal City Florida Holding Co. I/II, Sr. Notes (c)	B3	10.239%	05/01/10		100	102,750
Universal City Florida, Holding Co., Sr. Notes (a)	B3	8.375%	05/01/10		1,650	1,656,187

						12,496,710

Food — 0.8%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31		2,500	2,928,473
Eagle Family Foods, Inc., Gtd. Notes, Series B	Caa2	8.75%	01/15/08		500	387,500
Ingles Markets, Inc., Gtd. Notes	Ba3	8.875%	12/01/11		1,700	1,772,250

						5,088,223

Gaming — 3.9%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.125%	02/01/16		2,410	2,331,675
Chukchansi Economic Development Authority, Sr. Notes, 144A (a)	B2	8.00%	11/15/13		1,320	1,354,650
Cirsa Finance Luxembourg SA, Sr. Notes (Luxembourg)	B1	8.75%	05/15/14	EUR	750	1,010,480
Codere Finance Luxembourg SA, Sr. Notes (Luxembourg)	B2	8.25%	06/15/15	EUR	1,000	1,347,307
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%	11/15/14		1,750	1,697,500
Mandalay Resort Group, Sr. Sub. Notes	Ba3	7.625%	07/15/13		700	691,250
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10		950	1,015,312
MGM Mirage, Inc., Gtd. Notes	Ba2	6.625%	07/15/15		2,300	2,208,000
MGM Mirage, Inc., Gtd. Notes	Ba3	8.375%	02/01/11		1,425	1,485,634
MGM Mirage, Inc., Sr. Notes	Ba2	6.875%	04/01/16		500	482,500
Seneca Gaming Corp.,Sr. Unsec`d. Notes	B1	7.25%	05/01/12		1,250	1,250,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14		250	234,063
Station Casinos, Inc., Sr. Sub. Notes	B1	6.875%	03/01/16		3,390	3,178,125
Wynn Las Vegas LLC, Notes	B2	6.625%	12/01/14		5,450	5,286,500

						23,572,996

Healthcare & Pharmaceuticals — 3.2%
Davita, Inc., Gtd. Notes (a)	B3	7.25%	03/15/15		3,460	3,399,450
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%	06/15/11		1,600	1,642,000
HCA, Inc., Notes	Ba2	6.75%	07/15/13		1,000	846,250
HCA, Inc., Notes	Ba2	7.69%	06/15/25		3,375	2,634,630
HCA, Inc., Notes	Ba2	6.25%	02/15/13		1,100	918,500
HCA, Inc., Sr. Notes	Ba2	6.95%	05/01/12		3,000	2,628,750
Rotech Healthcare, Inc., Gtd. Notes (a)	Caa3	9.50%	04/01/12		2,700	1,849,500

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare & Pharmaceuticals (cont’d)
Tenet Healthcare Corp., Sr. Unsec’d. Notes (a)	B3	7.375%		02/01/13		$1,800	$1,622,250
Tenet Healthcare Corp., Sr. Notes	B3	9.25%		02/01/15		250	240,625
Tenet Healthcare Corp., Sr. Notes (a)	B3	9.875%		07/01/14		1,500	1,494,375
Triad Hospitals, Inc. Sr. Sub. Notes	B3	7.00%		11/15/13		2,050	1,991,062

							19,267,392

Healthcare - Medical Products — 0.2%
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)	Caa2	9.625	%(v)	01/01/15		1,250	925,000

Machinery — 0.3%
Chart Industries, Inc., Sr. Sub. Notes, 144A	B3	9.125%		10/15/15		1,700	1,759,500

Manufacturing — 0.3%
Dresser, Inc., Gtd. Notes	B2	9.375%		04/15/11		1,670	1,751,413

Media & Entertainment — 3.1%
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%		08/15/13		2,220	2,397,600
Dex Media West LLC/Dex Media Finance Co., Sr. Notes	B1	8.50%		08/15/10		1,800	1,858,500
DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes	Ba2	8.375%		03/15/13		625	647,656
DirecTV Holdings LLC, Gtd. Notes	Ba2	6.375%		06/15/15		2,100	1,974,000
Echostar DBS Corp., Gtd. Notes, 144A	Ba3	7.125%		02/01/16		3,990	3,855,337
Echostar DBS Corp., Sr. Notes	Ba3	6.375%		10/01/11		3,150	3,067,313
Lighthouse International Co. SA, Sr. Notes (Luxembourg)	B3	8.00%		04/30/14	EUR	2,500	3,423,746
Primedia, Inc., Gtd. Notes (a)	B2	8.875%		05/15/11		800	782,000
Primedia, Inc., Sr. Notes	B2	8.00%		05/15/13		1,000	907,500

							18,913,652

Metals — 0.5%
Novelis, Inc., Sr. Notes, 144A (Canada)	B1	7.25%		02/15/15		1,850	1,757,500
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13		1,190	1,172,150

							2,929,650

Oil & Gas — 0.5%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%		01/15/15		500	510,000
Chesapeake Energy Corp., Sr. Notes	Ba2	7.00%		08/15/14		1,400	1,384,250
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%		06/15/14		100	101,125
Newfield Exploration Co., Sr. Sub Notes, 144A	Ba3	6.625%		09/01/14		1,000	978,750

							2,974,125

Packaging — 0.1%
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)	Caa1	7.875%		03/01/15	EUR	625	800,459
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A (g) (i)	NR	9.00%		11/30/08		356	0

							800,459

Paper — 2.1%
Abitibi-Consolidated, Inc., Notes (Canada)(a)	Ba3	8.55%		08/01/10		3,750	3,721,875
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%		02/15/13		1,020	994,500
JSG Funding PLC, Sr. Notes (Ireland)	B3	9.625%		10/01/12	EUR	5,030	5,306,650
JSG Holding PLC, Sr. Notes, PIK (Ireland)	Caa2	11.50%		10/01/15	EUR	896	1,170,745
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%		06/01/13		850	803,250
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	9.75%		02/01/11		430	442,900
Stone Container Finance, Gtd. Notes (Canada)	B2	7.375%		07/15/14		180	163,800

							12,603,720

Paper & Forest Products — 2.0%
Bowater Canada Finance, Gtd. Notes (Canada)(a)	B1	7.95%		11/15/11		1,520	1,451,600
Georgia Pacific Corp., Debs. (a)	NR	9.50%		12/01/11		900	969,750
Georgia-Pacific Corp., Debs.	B2	7.375%		12/01/25		1,660	1,568,700
Georgia-Pacific Corp., Debs.	B2	7.70%		06/15/15		725	721,375

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d)
Georgia-Pacific Corp., Sr. Notes	B2	8.00%	01/15/24		$2,365	$2,329,525
Georgia-Pacific Corp., Notes	B2	7.75%	11/15/29		2,275	2,184,000
Smurfit Capital Funding PLC, Debs. (Ireland)	B1	7.50%	11/20/25	EUR	900	841,500
Verso Paper Holdings LLC, 144A	B1	9.125%	08/01/14		1,925	1,937,031

						12,003,481

Personell Services — 0.2%
Corrections Corp. of America, Gtd. Notes	Ba3	6.75%	01/31/14		1,110	1,110,000

Pipelines & Other — 5.1%
Amerigas Partners, Sr. Notes	B1	7.125%	05/20/16		4,600	4,531,000
Dynegy Holdings Inc., Sr. Unsec’d. Notes	B2	8.375%	05/01/16		3,800	3,866,500
El Paso Corp., Notes	B2	7.42%	02/15/37		500	480,000
El Paso Corp., Notes (a)	Caa1	7.875%	06/15/12		4,250	4,409,375
El Paso Corp., Sr. Notes (a)	Caa1	7.80%	08/01/31		2,000	2,050,000
El Paso Corp., Sr. Notes (a)	Caa1	8.05%	10/15/30		2,210	2,298,400
El Paso Corp., Debs.	B2	9.625%	05/15/12		1,250	1,384,375
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14		875	927,500
Pogo Producing Co., Sr. Sub Notes, 144A (a)	B2	7.875%	05/01/13		400	407,500
Roseton/Danskammer, Pass Thru Certs.	B2	7.27%	11/08/10		800	812,000
Semgroup LP, Sr. Notes, 144A	B1	8.75%	11/15/15		1,300	1,311,375
Southern Natural Gas Co., Notes	Ba1	8.00%	03/01/32		875	967,425
Williams Cos., Inc., Notes	Ba2	7.875%	09/01/21		2,000	2,090,000
Williams Cos., Inc., Sr. Notes (a)	Ba2	7.625%	07/15/19		4,500	4,680,000
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31		1,000	987,500

						5,662,193

Real Estate — 0.1%
Forest City Enterprises, Sr. Unsec’d. Notes	Ba3	6.50%	02/01/17		850	799,000

Real Estate Investment Trusts — 1.2%
Host Marriott LP, Sr. Notes	Ba3	7.00%	08/15/12		2,500	2,528,125
Host Marriott LP, Sr. Notes	Ba3	7.125%	11/01/13		1,500	1,518,750
Ventas Realty LP, Sr. Notes	Ba2	6.75%	04/01/17		2,850	2,867,812
Ventas Realty LP, Sr. Notes	Ba2	7.125%	06/01/15		200	205,750

						7,120,437

Retail — 1.4%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes	Ba3	6.75%	05/01/14		3,250	3,176,875
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes (a)	B2	8.75%	06/15/12		1,300	1,352,000
Suburban Propane Partners LP, Sr. Notes (a)	B1	6.875%	12/15/13		4,215	4,067,475

						8,596,350

Semiconductors — 0.2%
Sensata Technologies BV, 144A (Netherlands)	B2	8.00%	05/01/14	EUR	1,025	996,813

Services Cyclical - Rental Equipment — 0.7%
Hertz Corp., Sr. Notes, 144A	B1	8.875%	01/01/14		3,790	3,970,025

Technology — 2.1%
Sanmina-SCI Corp., Sr. Sub. Notes (a)	B1	8.125%	03/01/16		1,000	980,000
Sungard Data Systems, Inc., Gtd. Notes	B3	9.125%	08/15/13		4,190	4,336,650
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15		1,000	1,030,000
UGS Corp., Gtd. Notes	B3	10.00%	06/01/12		1,750	1,890,000
Xerox Corp., Sr. Notes	Ba2	6.40%	03/15/16		950	945,250
Xerox Corp., Sr. Notes	Ba2	7.625%	06/15/13		3,400	3,570,000

						12,751,900

Telecommunications — 9.0%
American Cellular Corp., Sr. Notes	Caa1	10.00%	08/01/11		1,625	1,702,188
American Tower Corp., Sr. Notes	B3	7.50%	05/01/12		750	770,625

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Telecommunications (cont’d)
American Tower Corp., Sr. Notes	B3	7.125%	10/15/12		$500	$512,500
Cincinnati Bell, Inc., Sr. Sub. Notes (a)	B3	8.375%	01/15/14		2,700	2,727,000
Hawaiian Telecom Communications, Inc., Gtd. Notes (a)	B3	9.75%	05/01/13		1,800	1,849,500
Intelsat Bermuda Ltd., Sr. Notes	B2	8.25%	01/15/13		2,000	2,025,000
Intelsat Bermuda Ltd., Sr. Notes (a)	B2	8.625%	01/15/15		3,480	3,558,300
Intelsat Bermuda Ltd., Sr. Notes, 144A	Caa1	11.25%	06/15/16		1,000	1,062,500
Nextel Communications, Inc., Sr. Notes	Ba3	7.375%	08/01/15		2,650	2,734,108
Nordic Telephone Co. Holdings, Bonds, 144A (Denmark)	B2	8.25%	05/01/16	EUR	500	684,749
Nordic Telephone Co. Holdings, Sr. Notes (Denmark)(a)	B2	8.875%	05/01/16	EUR	2,500	2,628,125
Nortel Networks Ltd., Co. Gtd. Notes, 144A (Canada)(a)	B3	10.125%	07/15/13		925	975,875
Nortel Networks Ltd., Co. Gtd. Notes, 144A (Canada)	B3	10.75%	07/15/16		525	561,750
PanAmSat Corp.,Gtd. Notes, 144A	B2	9.00%	08/15/14-06/15/16		2,513	2,590,423
Qwest Capital Funding, Inc., Gtd. Notes (a)	Caa2	7.90%	08/15/10		500	513,750
Qwest Communications International, Inc., Gtd. Notes	B2	7.25%	02/15/11		2,500	2,500,000
Qwest Communications International, Inc., Gtd. Notes	B2	7.50%	02/15/14		2,400	2,406,000
Qwest Corp., Notes	Ba3	8.875%	03/15/12		1,750	1,909,687
Qwest Corp., Debs.	Ba3	7.50%	06/15/23		6,600	6,534,000
Qwest Corp., Sr. Notes	Ba3	7.625%	06/15/15		250	259,375
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	6.375%	03/01/14		1,270	1,265,238
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	7.25%	12/15/12		1,000	1,046,250
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba3	7.50%	03/15/15		1,625	1,734,687
Rural Cellular Corp., Sr. Notes (a)	Caa1	9.875%	02/01/10		2,080	2,168,400
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14		2,750	2,894,375
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)(g)	B3	9.75%	12/01/15	EUR	1,000	1,414,387
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)(a)	B3	10.75%	12/01/15	EUR	4,000	4,415,000
Windstream Corp., Sr. Notes, 144A	Ba3	8.625%	08/01/16		1,175	1,257,250

						54,701,042

Textiles & Apparel — 0.5%
Quicksilver, Inc., Gtd. Notes (a)	B1	6.875%	04/15/15		3,365	3,188,338

Tobacco — 0.3%
Reynolds American, Inc., Sec’d Notes, 144A	Ba2	7.625%	06/01/16		1,600	1,659,694

Transportation — 0.2%
Horizon Lines LLC, Gtd. Notes	B3	9.00%	11/01/12		1,300	1,339,000

Total Corporate Bonds (cost $520,590,851)						521,754,690

					Shares	Value

COMMON STOCKS
Chemicals
General Chemicals Industry Products					386	107,621

Packaging
Russell Stanley Holdings, Inc.,144A (g)*					39,000	—

Total Common Stocks (cost $1,377,628)						107,621

PREFERRED STOCKS
Publishing
Ziff Davis Media, Inc.,Series E, 10.00%, 144A (cost $5)					11	1,620

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Units	Value

WARRANTS*
Chemicals
General Chemical Industry Product, Inc., Series A, Expiring 04/30/2011(g)	223	$—
General Chemical Industry Product, Inc., Series B, Expiring 04/30/2011(g)	165	—

		—

Metals
ACP Holding Corp. , Expiring 10/07/2013	80,488	134,818

Packaging
Pliant Corp., 144A, Expiring 06/01/2010(g)	1,000	10

Paper
MDP Acquisitions PLC, 144A, Expiring 10/01/2013(g)	900	13,950

Publishing
Advanstar Holdings Corp., 144A, Expiring 10/15/2011(g)	1,100	11
Ziff Davis Media, Inc., 144A, Expiring 08/12/2012(g)	19,800	198

		209

Total Warrants (cost $1,003)		148,987

RIGHTS *
Consumer Products - Household & Leisure
Sleepmaster Membership Interests (cost $0)	1,055	—

Total Long-Term Investments (cost $543,707,256)		543,761,450

SHORT-TERM INVESTMENTS — 35.7%

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 21.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $132,907,567; includes $132,553,091 of cash collateral for securities on loan) (b)(w)	132,907,567	132,907,567

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER — 12.7%
Bank of America Corp.	A1+(d)	5.35%	10/27/06	14,100	14,043,620
Barclays U.S. Funding, Disc. Notes	A1+(d)	5.25%	11/21/06	3,600	3,573,617
Barclays U.S. Funding, Disc. Notes	A1+(d)	5.37%	10/26/06	14,100	14,046,121
Dexia Delaware LLC, Disc. Notes	A1+(d)	5.34%	10/16/06	14,100	14,070,993
General Electric Capital Corp., Disc. Notes	A1+(d)	5.33%	10/26/06	3,100	3,088,154
HBOs Treasury Service, Disc. Notes	A1+(d)	5.32%	11/01/06	14,400	14,336,640
Skandinaviska Enskilda Banken, Disc. Notes	A1(d)	5.36%	10/27/06	10,400	10,358,415
Societe Generale North America, Disc. Notes	A1+(d)	5.36%	10/11/06	1,500	1,498,020
UBS Finance (De) LLC, Disc Notes	A1+(d)	5.36%	10/11/06	1,500	1,498,020
UBS Finance (De) LLC, Disc. Notes	A1+(d)	5.21%	10/10/06	800	799,061

Total Commercial Paper (cost $77,320,709)					77,312,661

AST HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 1.0%
U.S. Treasury Repurchase Agreement, dated 9/29/06, maturing 10/02/06, repurchase price $6,002,525 (collateralized by U.S. Treasury Notes 4.875%, par value 6,085,000 market value 6,125,878)	5.05%	10/02/06	$6,000	$6,000,000

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills (n)	4.50%	12/14/06	845	836,922

			Contracts	Value

OUTSTANDING OPTIONS PURCHASED
Put Options
Eurodollar Futures expiring 03/19/2007 , Strike Price $91.75			310,000,000	1,938
Eurodollar Futures expiring 03/19/2007 , Strike Price $92.00			125,000,000	781

Total Outstanding Options Purchased (cost $4,133)				2,719

Total Short-Term Investments (cost $217,069,167)				217,059,869

Total Investments—125.3% (cost $760,776,423)(o)				760,821,319
Liabilities in excess of other assets(u) — (25.3)%				(153,859,223)

Net Assets — 100.0%				$606,962,096

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR	Not Rated by Moodys or Standard & Poor’s

PIK	Payment-in-kind

EUR	Euro

GBP	British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $129,183,440; cash collateral of $132,553,091 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and / or principal repayment, where applicable. Non-income producing security.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of September 30, 2006, 5 securities representing $107,631 and 0.01% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions:
500	90 Day Euro Dollar	Dec 06	53,523,437	54,031,250	$507,813
245	90 Day Euro Dollar	Dec 07	58,169,125	58,316,125	147,000
186	90 Day Euro Dollar	Mar 08	44,185,775	44,284,275	98,500
73	90 Day Euro Dollar	Jun 08	17,353,925	17,377,650	23,725
85	90 Day Euro Dollar	Sep 08	20,160,800	20,227,875	67,075
85	90 Day Euro Dollar	Dec 08	20,152,000	20,219,375	67,375
12	90 Day Euro Dollar	Mar 09	2,843,700	2,853,600	9,900
12	90 Day Euro Dollar	Jun 08	2,842,500	2,852,550	10,050

					$931,438

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Oct 06	Sell	EUR	26,409,000	$33,627,212	$33,550,047	$77,165

Interest rate swap agreements outstanding at September 30, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(2)	12/19/2008	$1,600	$—

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(3)	12/19/2008	39,300	(13,479)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(4)	12/19/2008	7,500	(3,940)

Receive variable rate payments on the thee month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	12/20/2016	6,200	(33,518)

			$(50,937)

Broker/Counterparty

(1)	Lehman Brothers, Inc.

(2)	UBS AG

(3)	Deutsche Bank

(4)	Goldman Sachs Capital Markets, L.P.

Credit default swap agreements outstanding at September 30, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 3.25% and the Portfolio will pay to the counterparty at par in the event of default of Dow Jones CDX IG4 Index.(1)	12/20/11	$36,000	$(20,448)

Pay a fixed rate equal to 3.25% and the Portfolio will receive from the counterparty at par in the event of default of Dow Jones CDX IG4 Index.(1)	12/20/11	19,800	11,246

Receive a fixed rate equal to 3.87% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.00%, due 10/01/13.(3)	09/20/11	500	69,301

Receive a fixed rate equal to 3.65% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 08/28/12.(2)	12/20/06	3,000	26,579

Receive a fixed rate equal to 0.44% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0%, due 03/31/30.(1)	06/20/07	2,000	4,960

			$91,638

Broker/Counterparty

(1)	Deutsche Bank

(2)	UBS AG

(3)	Barclays Bank PLC

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Federal National Mortgage Assoc.	Aaa	6.00%		03/01/36	$10,000	$10,046,120
Federal National Mortgage Assoc.	Aaa	6.50%		06/01/36	4,887	4,976,435

Total Collateralized Mortgage Obligations (cost $14,900,703)						15,022,555

CONVERTIBLE BONDS — 13.5%
Aerospace/Defense — 1.2%
EDO Corp., Sr. Sub. Notes	NR	4.00%		11/15/25	2,250	2,162,812
L-3 Communications Corp., Bonds	Ba3	3.00%		08/01/35	2,000	2,045,000
Lockheed Martin Corp., Sr. Notes (3.018% until 08/15/08)	Baa1	5.155	%(v)	08/15/33	2,500	3,165,250

						7,373,062

Brokerage — 0.3%
Morgan Stanley, Notes, 144A	Aa3	1.00%		03/30/12	1,300	1,533,480

Building & Construction — 0.5%
Fluor Corp., Sr. Notes	A3	1.50%		02/15/24	2,250	3,240,000

Computer Hardware — 0.2%
Sandisk Corp., Sr. Unsec’d. Notes	BB-(d)	1.00%		05/15/13	1,500	1,428,750

Computer Services & Software — 0.7%
Cadence Design Systems, Inc., Sr. Notes	NR	Zero		08/15/23	1,500	1,719,375
Intel Corp., Jr. Sub. Notes	A-(d)	2.95%		12/15/35	2,000	1,787,500
Openwave Systems., Sub. Notes	NR	2.75%		09/09/08	550	534,875

						4,041,750

Electronics — 0.7%
Cypress Semiconductor Corp., Sub. Notes	B-(d)	1.25%		06/15/08	1,250	1,612,500
Flir Systems, Inc., Sr. Notes	NR	3.00%		06/01/23	1,750	2,377,813

						3,990,313

Energy — 0.3%
Quicksilver Resources, Inc., Bonds	NR	1.875%		11/01/24	1,500	1,916,250

Health Services — 0.2%
Manor Care, Inc., Sr. Notes (1.88% until 08/01/2010)	Baa3	2.125	%(v)	08/01/35	1,000	1,226,250

Hotels — 0.4%
Hilton Hotels Corp., Sr. Notes	Ba2	3.375%		04/15/23	1,750	2,288,125

Integrated Energy — 0.4%
Devon Energy Corp., Debs.	Baa2	4.90%		08/15/08	1,750	2,198,438

Machinery — 0.6%
AGCO Corp., Sr. Sub. Notes	B1	1.75%		12/31/33	900	1,166,625
Roper Industries, Inc., Bonds (1.48% until 01/15/2009)	B1	Zero	(v)	01/15/34	4,500	2,649,375

						3,816,000

Media - Broadcasting — 0.5%
Sinclair Broadcast Group, Inc., Bonds	B-(d)	6.00%		09/15/12	2,000	1,777,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes (4.875% until 01/15/11)	B2	2.00	%(v)	07/15/18	1,000	888,750

						2,666,250

Media - Diversified — 0.2%
Disney, (Walt) Co., Sr. Notes	A3	2.125%		04/15/23	1,000	1,125,000

Metals/Mining Excluding Steel — 0.5%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%		10/15/23	2,000	2,760,000

Oil Field Equipment & Services — 1.4%
Hanover Compress Co., Sr. Notes	B3	4.75%		01/15/14	3,500	4,882,500
Schlumberger Ltd., Debs.	A1	1.50%		06/01/23	2,000	3,457,500

						8,340,000

Pharmaceuticals — 2.2%
Amgen, Inc., Sr. Notes, 144A	A2	0.125%		02/11/11	1,500	1,515,000
CV Therapeutics, Inc., Sr. Sub. Notes	NR	3.25%		08/16/13	2,000	1,610,000

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS (Continued)

Pharmaceuticals (cont’d)
deCode Genetics, Inc., Sr. Notes	NR	3.50%	04/15/11	$1,200	$922,500
Genzyme Corp., Sr. Notes	BBB(d)	1.25%	12/01/23	2,250	2,463,750
MGI Pharma, Inc., Sr. Sub. Notes (1.682 until 03/02/11)	NR	Zero (v)	03/02/24	3,000	1,935,000
Teva Pharmaceuticals Finance NV, Gtd. Notes (Netherlands)	BBB(d)	0.375%	11/15/22	1,500	2,377,500
Wyeth, Sr. Notes (c)	Baa1	5.109%	01/15/24	2,000	2,178,800

					13,002,550

Railroads — 0.7%
CSX Corp., Debs. (a)	Baa2	Zero	10/30/21	3,500	4,156,250

Support-Services — 0.6%
CRA International, Inc., Sub. Debs.	NR	2.875%	06/15/34	2,500	3,403,125

Telecom - Integrated/Services — 0.2%
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B3	3.50%	11/15/25	800	1,302,000

Telecom - Wireless — 0.2%
Nextel Communications, Inc., Sr. Notes	Baa3	5.25%	01/15/10	1,000	983,750

Telecommunications — 1.5%
Comverse Technology, Inc., Bonds	BB-(d)	Zero	05/15/23	1,250	1,606,250
Liberty Media Corp. LLC, Sr. Notes	Ba2	3.50%	01/15/31	1,500	1,655,625
Liberty Media Corp. LLC, Debs.	Ba2	3.25%	03/15/31	4,000	3,160,000
LSI Logic Corp., Sub. Notes	B(d)	4.00%	05/15/10	2,500	2,506,250

					8,928,125

Total Convertible Bonds (cost $73,048,815)					79,719,468

CORPORATE OBLIGATIONS — 65.8%
Aerospace/Defense — 1.1%
DRS Technologies, Inc., Sr. Sub. Notes	B3	6.875%	11/01/13	2,000	1,975,000
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.125%	01/15/14	4,000	3,880,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	700	668,500

					6,523,500

Apparel & Textile — 0.4%
INVISTA, Notes, 144A	Ba3	9.25%	05/01/12	2,250	2,379,375

Auto Loans — 2.8%
Ford Motor Credit Co., Notes	B1	7.375%	10/28/09	2,675	2,599,575
Ford Motor Credit Co., Sr. Notes	B1	7.25%	10/25/11	3,250	3,064,997
General Motors Acceptance Corp. LLC, Notes (a)	Ba1	6.75%	12/01/14	1,050	1,025,068
General Motors Acceptance Corp. LLC, Notes	Ba1	7.25%	03/02/11	10,000	10,057,170

					16,746,810

Automobile Manufacturers — 0.5%
General Motors Corp., Notes (a)	Caa1	7.20%	01/15/11	3,275	3,017,094

Automotive Parts & Equipment — 1.0%
Ashtead Capital, Inc., Notes (a)	B3	9.00%	08/15/16	1,400	1,456,000
Cooper-Standard Automotive, Inc., Gtd. Notes (a)	Caa1	8.375%	12/15/14	2,000	1,470,000
Cummins, Inc., Sr. Notes	Baa3	9.50%	12/01/10	750	789,193
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%	08/15/14	950	959,500
Tenneco Automotive, Inc., Gtd. Notes (a)	B3	8.625%	11/15/14	1,000	987,500

					5,662,193

Building & Construction — 0.7%
Beazer Homes USA, Inc., Sr. Notes	Ba1	6.50%	11/15/13	1,500	1,353,750
Standard Pacific Corp., Sr. Notes (a)	Ba2	7.00%	08/15/15	2,000	1,800,000

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Building & Construction (cont’d)
William Lyon Homes, Inc., Gtd. Notes (a)	B3	10.75%		04/01/13	$750	$690,000

						3,843,750

Building Materials — 0.3%
Interline Brands, Inc., Sr. Sub. Notes	B3	8.125%		06/15/14	2,000	2,025,000

Cable Television — 1.0%
CCHI Holdings LLC, Sec’d. Notes (a)	Caa2	11.00%		10/01/15	4,000	3,640,000
Millipore Corp., Sr. Unsec’d. Notes	NR	3.75%		06/01/26	2,500	2,493,750

						6,133,750

Chemicals — 4.0%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%		07/15/14	1,600	1,492,000
Equistar Chemicals LP, Debs.	B1	7.55%		02/15/26	3,500	3,237,500
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	2,500	2,378,125
Huntsman LLC, Gtd. Notes (11.50% until 11/19/04), (11.75% until 2/17/05), (12.00% until 5/14/05)	B2	11.50	%(v)	07/15/12	660	750,750
IMC Global, Inc., Notes	B2	7.30%		01/15/28	225	199,969
IMC Global, Inc., Gtd. Notes, Series B	Ba3	11.25%		06/01/11	700	739,375
Ineos Group Holdings, PLC., Sr. Sub. Notes, 144A (United Kingdom)(a)	B2	8.50%		02/15/16	3,000	2,857,500
Lyondell Chemical Co., Gtd. Notes	B1	8.00%		09/15/14	2,000	2,025,000
Nalco Co., Sr. Sub. Notes (a)	B3	8.875%		11/15/13	3,000	3,127,500
Nova Chemicals Corp., Sr. Notes (Canada)(a)	Ba2	6.50%		01/15/12	2,375	2,232,500
Rhodia SA, Sr. Sub. Notes (a)	B3	8.875%		06/01/11	1,472	1,519,840
Rockwood Specialties Group, Inc., Sub. Notes (a)	B3	7.50%		11/15/14	2,500	2,462,500
Terra Capital, Inc., Sec’d. Notes	B2	11.50%		06/01/10	650	706,875

						23,729,434

Computer Services & Software — 0.3%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%		03/15/16	1,500	1,571,250

Consulting Services — 0.1%
FTI Consulting, Inc., Sr. Unsec’d. Notes, 144A	Ba2	7.75%		10/01/16	400	404,000

Consumer Products — 1.1%
Elizabeth Arden, Inc., Gtd. Notes (a)	B1	7.75%		01/15/14	4,250	4,165,000
Playtex Products, Inc., Gtd. Notes (a)	Caa1	9.375%		06/01/11	2,250	2,351,250

						6,516,250

Consumer Products & Services — 0.2%
Avis Budget Car Rental, LLC, Sr. Notes, 144A	Ba3	7.625%		05/15/14	1,000	970,000

Diversified Capital Goods — 0.6%
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.375%		11/15/14	2,000	1,820,000
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%		12/15/13	2,000	1,945,000

						3,765,000

Electric - Generation — 1.4%
Dynegy Holdings, Inc., Sr. Notes (a)	B2	6.875%		04/01/11	2,550	2,483,062
Mission Energy Holding Co., Sec’d. Notes	B2	13.50%		07/15/08	750	837,188
Reliant Energy, Inc., Sec’d. Notes (a)	B2	6.75%		12/15/14	3,500	3,329,375
Reliant Energy, Inc., Sec`d. Notes	B2	9.50%		07/15/13	1,400	1,452,500

						8,102,125

Electric - Integrated — 1.9%
Duke Energy Corp., Sr. Notes, Series B	A3	5.375%		01/01/09	2,500	2,503,852
Midwest Generation LLC, Sec’d. Notes	Ba2	8.75%		05/01/34	1,500	1,601,250
Nevada Power Co., General Refinance Mortgage	Ba1	5.875%		01/15/15	1,700	1,692,345
PPL Energy Supply LLC, Sr. Notes	Baa2	6.40%		11/01/11	500	518,570
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%		06/15/11	2,500	2,662,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Electric - Integrated (cont’d)
Virginia Electric & Power Co., Notes	Baa1	4.50%	12/15/10		$2,400	$2,321,503

						11,300,020

Energy — 0.3%
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16		2,000	1,987,500

Energy - Exploration & Production — 2.6%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.25%	01/15/18		2,000	1,855,000
Chesapeake Energy Corp., Sr. Notes (a)	Ba2	7.00%	08/15/14		2,500	2,471,875
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13		2,100	2,037,000
KCS Energy, Inc., Sr. Notes	B3	7.125%	04/01/12		2,000	1,920,000
Kerr-McGee Corp., Sec’d. Notes	Ba2	6.95%	07/01/24		3,500	3,749,830
Mirant North America LLC, Gtd. Notes	B2	7.375%	12/31/13		1,750	1,752,187
Quicksilver Resources, Inc., Gtd. Notes	B1	7.125%	04/01/16		500	473,750
Range Resources Corp., Sr. Sub. Notes	B1	7.375%	07/15/13		1,025	1,030,125

						15,289,767

Energy Exploration — 0.5%
Pogo Producing Co., Sr. Sub. Notes	B1	6.625%	03/15/15		2,855	2,726,525

Entertainment & Leisure — 0.3%
Boyd Gaming Corp., Sr., Sub. Notes (a)	Ba3	7.125%	02/01/16		2,000	1,935,000

Environmental — 1.1%
Allied Waste North America, Sr. Notes (a)	B2	6.125%	02/15/14		3,000	2,797,500
Allied Waste North America, Sr. Notes	B2	7.875%	04/15/13		3,500	3,578,750

						6,376,250

Food
Supervalu, Inc., Notes	B1	7.50%	05/15/12		250	253,488

Food & Drug Retailers — 1.0%
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11		1,000	1,042,500
Rite Aid Corp., Sec’d. Notes	B2	8.125%	05/01/10		2,500	2,506,250
Stater Brothers Holdings, Sr. Notes (a)	B1	8.125%	06/15/12		2,400	2,412,000

						5,960,750

Food - Wholesale — 0.5%
Dole Foods Co., Inc., Debs. (a)	B3	8.75%	07/15/13		3,000	2,805,000

Forestry/Paper — 1.3%
Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada)(a)	B2	7.25%	10/01/12		800	592,000
Buckeye Technologies, Inc., Sr. Sub. Notes (a)	Caa1	8.00%	10/15/10		2,500	2,400,000
Graphic Packaging International Corp., Sr. Sub. Notes (a)	B3	9.50%	08/15/13		1,175	1,201,437
JSG Funding PLC., Sr. Sub. Notes (a)	Caa1	7.75%	04/01/15		2,500	2,362,500
Tembec Industries, Inc., Gtd. Notes (Canada)(a)	Ca	7.75%	03/15/12		1,700	858,500

						7,414,437

Gaming — 4.7%
Hard Rock Hotel, Inc., Notes	B2	8.875%	06/01/13		700	756,875
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00%	03/15/12		1,250	1,304,688
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B1	7.00%	03/01/14		5,000	4,750,000
Las Vegas Sands Corp., Gtd. Notes	B2	6.375%	02/15/15		3,500	3,285,625
MGM Mirage, Inc., Sr. Notes	Ba2	6.75%	09/01/12		5,000	4,931,250
Park Place Entertainment Corp., Sr. Notes	Baa3	7.50%	09/01/09		350	365,843
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	9.375%	02/15/07		1,000	1,010,000
River Rock Entertainment Authority, Sr. Notes	B2	9.75%	11/01/11		2,005	2,130,312
Scientific Games Corp., Sr. Sub. Notes	Ba3	6.25%	12/15/12		1,525	1,467,812
Seneca Gaming Corp., Sr. Notes.	Ba2	7.25%	05/01/12		1,500	1,500,000
Station Casinos, Inc., Sr. Sub. Notes.	Ba3	6.50%	02/01/14		1,000	936,250
			12/15/10	-
Turning Stone Resort Casino Enterprise,Sr. Notes, 144A	Ba3	9.125%	09/15/14		2,450	2,479,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Gaming (cont’d)
Wynn Las Vegas First Mortgage LLC, Notes	B1	6.625%		12/01/14	$3,000	$2,910,000

						27,828,155

Gas Distribution — 3.4%
El Paso Corp., Sr. Notes (a)	B2	7.00%		05/15/11	8,000	8,050,000
El Paso Corp., Sr. Notes	B2	7.75%		01/15/32	1,750	1,793,750
Ferrellgas Escrow, Sr. Notes	Ba3	6.75%		05/01/14	3,500	3,421,250
Markwest Energy Partners LLC., Sr. Notes	B2	6.875%		11/01/14	2,000	1,880,000
Pacific Energy Partners LP, Gtd. Notes	Ba2	6.25%		09/15/15	500	492,500
Sonat, Inc., Notes	B2	7.625%		07/15/11	1,000	1,025,000
Williams Cos., Inc., Notes	Ba2	7.875%		09/01/21	3,300	3,448,500

						20,111,000

Health Services — 3.7%
Alliance Imaging, Inc., Sr. Sub. Notes (a)	B3	7.25%		12/15/12	2,500	2,337,500
American Medical Systems CBT, Sr. Sub. Notes	B3	3.25%		07/01/36	575	671,312
AmeriPath, Inc., Gtd. Notes (a)	B3	10.50%		04/01/13	2,500	2,650,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	2,500	2,362,500
CDRV Investors, Inc., Zero Coupon (until 1/01/10), Sr. Disc. Notes	Caa2	9.625	%(v)	01/01/15	2,250	1,665,000
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa2	10.25%		06/01/14	875	888,125
HCA, Inc., Sr. Unsec’d. Notes	Ba2	6.375%		01/15/15	2,500	2,018,750
Invitrogen Corp., Sr. Unsec’d. Notes	NR	3.25%		06/15/25	2,500	2,412,500
Tenet Healthcare Corp., Sr. Notes (a)	Caa1	9.875%		07/01/14	2,000	1,992,500
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%		11/15/13	1,075	1,044,094
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A2	4.875%		04/01/13	1,500	1,454,544
Vanguard Health Holdings II LLC, Sr. Sub. Notes (a)	Caa1	9.00%		10/01/14	2,500	2,425,000

						21,921,825

Healthcare Services — 0.8%
DaVita, Inc., Gtd. Notes	B3	7.25%		03/15/15	1,000	982,500
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%		07/15/15	2,975	2,900,625
Select Medical Corp., Gtd. Notes	B2	7.625%		02/01/15	800	674,000

						4,557,125

Hotels — 1.1%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%		06/01/11	1,200	1,270,500
Host Marriott LP, Sr. Notes	Ba2	7.00%		08/15/12	5,000	5,056,250

						6,326,750

Household & Leisure Products — 0.4%
ACCO Brands Corp., Gtd. Notes	B2	7.625%		08/15/15	2,375	2,297,813

Leisure — 0.9%
Gaylord Entertainment Co., Gtd. Notes (a)	B3	6.75%		11/15/14	1,750	1,673,438
Gaylord Entertainment Co., Sr. Notes	B3	8.00%		11/15/13	3,500	3,561,250

						5,234,688

Machinery — 0.3%
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,500	1,560,000

Machinery & Equipment — 0.3%
Manitowoc Co. Inc. (The), Gtd. Notes	Ba3	7.125%		11/01/13	2,015	1,984,775

Media - Broadcasting — 0.6%
Allbritton Communications Co., Sr. Sub. Notes	B1	7.75%		12/15/12	2,500	2,518,750
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%		12/15/11	1,000	1,042,500

						3,561,250

Media - Cable — 1.5%
DirecTV Holdings LLC, Sr. Notes	Ba3	6.375%		06/15/15	3,200	3,008,000
Echostar DBS Corp., Gtd. Notes, 144A	Ba3	7.125%		02/01/16	2,200	2,125,750
Mediacom LLC Capital Corp., Sr. Notes	B3	9.50%		01/15/13	3,500	3,578,750

						8,712,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Media - Services — 0.9%
Affinion Group, Inc., Gtd. Notes, 144A	Caa1	11.50%	10/15/15	$825	$845,625
Interpublic Group of Cos., Inc., Unsec’d. Notes	Ba3	6.25%	11/15/14	640	553,600
Warner Music Group (Old), Sr. Sub. Notes (a)	B2	7.375%	04/15/14	4,000	3,900,000

					5,299,225

Metals/Mining Excluding Steel — 0.8%
Novelis, Inc., Sr. Notes, 144A (Canada)	B3	7.25%	02/15/15	1,750	1,662,500
Peabody Energy Corp., Sr. Notes (a)	Ba1	5.875%	04/15/16	3,250	2,981,875

					4,644,375

Non-Electric Utilities — 0.7%
SEMCO Energy, Inc., Sr. Notes	Ba2	7.125%	05/15/08	1,500	1,491,290
SEMCO Energy, Inc., Sr. Notes	Ba2	7.75%	05/15/13	2,500	2,512,082

					4,003,372

Oil & Gas — 1.2%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375%	05/01/16	2,750	2,798,125
Inergy LP, Gtd. Notes	B1	8.25%	03/01/16	2,000	2,070,000
Tesoro Corp., Sr. Notes, 144A	Ba1	6.25%	11/01/12	2,000	1,937,500

					6,805,625

Oil Field Equipment & Services — 0.8%
Dresser-Rand Group, Inc., Sr. Sub. Notes	B1	7.375%	11/01/14	1,601	1,572,983
Grant Prideco, Sr. Unsec’d. Notes	Ba1	6.125%	08/15/15	1,250	1,193,750
Hanover Compressor Co., Gtd. Notes	B2	8.625%	12/15/10	1,000	1,040,000
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	1,000	1,030,000

					4,836,733

Packaging — 1.3%
Berry Plastics Holding Corp., Sec’d. Notes, 144A	B2	8.875%	09/15/14	1,025	1,030,125
Crown Cork & Seal Co., Inc., Debs. (a)	B2	7.375%	12/15/26	4,500	4,095,000
Owens Brockway Glass Containers, Inc., Gtd. Notes	Ba2	8.875%	02/15/09	2,198	2,258,445

					7,383,570

Paper — 0.4%
Abitibi-Consolidated, Inc., Notes (Canada)(a)	B1	8.55%	08/01/10	2,500	2,481,250

Paper & Forest Products — 1.6%
Bowater, Inc., Notes (a)	B2	6.50%	06/15/13	1,700	1,508,750
Bowater, Inc., Debs.	B2	9.50%	10/15/12	2,000	2,030,000
Domtar Inc., Notes. (a)	B2	7.875%	10/15/11	2,500	2,487,500
Norske Skog ., Sr. Notes (Canada)	B2	7.375%	03/01/14	2,450	2,254,000
Rock-Tenn Co., Sr. Notes	Ba3	8.20%	08/15/11	1,200	1,248,000

					9,528,250

Pharmaceuticals — 0.6%
Angiotech Pharmaceutical, Inc., Sr. Sub. Notes, 144A	B2	7.75%	04/01/14	1,500	1,425,000
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75%	02/01/15	1,951	2,019,285

					3,444,285

Printing & Publishing — 1.6%
Clarke American Corp., Sr. Notes	B2	11.75%	12/15/13	1,375	1,423,125
Hougton Mifflin Co., Sr. Notes (a)	B1	8.25%	02/01/11	2,750	2,825,625
Omnicom Group	Baa1	Zero	07/01/38	1,000	1,021,250
RH Donnelley Corp., Sr. Notes	B3	6.875%	01/15/13	1,250	1,140,625
RH Donnelley Corp., Sr. Notes (a)	B3	8.875%	01/15/16	2,750	2,756,875

					9,167,500

Restaurants — 0.6%
Denny’s Corp. Holdings, Sr. Notes (a)	Caa1	10.00%	10/01/12	2,200	2,277,000
Landry’s Restaurants, Inc., Gtd. Notes (a)	B1	7.50%	12/15/14	1,500	1,436,250

					3,713,250

Retail & Merchandising — 0.3%
Bon-Ton Stores, Inc., Gtd. Notes (a)	B3	10.25%	03/15/14	975	948,188

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d)
Neiman Marcus Group, Inc., Gtd. Notes	B2	9.00%	10/15/15	$1,000	$1,062,500

					2,010,688

Retailers — 0.2%
General Nutrition Center, Sr. Sub. Notes	Caa1	8.50%	12/01/10	1,375	1,333,750

Software/Services — 0.7%
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	3,000	3,105,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	1,000	1,030,000

					4,135,000

Steel Producers/Products — 0.5%
AK Steel Corp., Gtd. Notes	B2	7.75%	06/15/12	750	730,313
Allegheny Ludlum Corp., Debs.	Ba2	6.95%	12/15/25	2,000	2,030,000

					2,760,313

Support-Services — 1.7%
Hertz Corp., Sr. Notes, 144A	B1	8.875%	01/01/14	1,600	1,676,000
Iron Mountain, Inc., Gtd. Notes	B3	6.625%	01/01/16	2,000	1,880,000
Iron Mountain, Inc., Gtd. Notes	B3	7.75%	01/15/15	2,000	2,000,000
United Rentals North America, Inc., Sr. Sub. Notes (a)	B3	7.75%	11/15/13	3,000	2,955,000
Williams Scotsman, Inc., Gtd. Notes	B3	8.50%	10/01/15	1,500	1,533,750

					10,044,750

Telecom - Integrated/Services — 2.7%
Cincinnati Bell, Inc., Sr. Sub. Notes (a)	B2	8.375%	01/15/14	6,500	6,565,000
Qwest Capital Funding, Inc., Gtd. Notes (a)	B3	7.90%	08/15/10	4,000	4,110,000
Qwest Communications International, Inc., Gtd. Notes	B2	7.25%	02/15/11	3,500	3,500,000
Syniverse Technologies, Inc., Sr. Sub Notes	B1	7.75%	08/15/13	1,750	1,684,375

					15,859,375

Telecom - Wireless — 2.2%
Dobson Communications Corp., Sr. Notes (a)	Caa2	8.875%	10/01/13	2,825	2,800,281
Nextel Communications, Inc., Sr. Notes	Baa3	7.375%	08/01/15	5,000	5,158,695
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%	07/01/11	1,400	1,470,000
Rural Cellular Corp., Sr. Sub. Notes (a)	Caa2	9.75%	01/15/10	2,000	2,012,500
UbiquiTel Operating Co., Sr. Notes	B3	9.875%	03/01/11	1,500	1,627,500

					13,068,976

Telecommunications — 1.0%
Centennial Communications Corp., Sr. Notes	Caa1	10.00%	01/01/13	575	582,187
Hughes Network Systems, Inc., LLC, Sr. Notes, 144A	B1	9.50%	04/15/14	1,000	1,030,000
Nordic Telephone Co. Holdings., Sr. Notes, 144A (a)	B2	8.875%	05/01/16	2,300	2,417,875
Qwest Corp., Sr. Notes, 144A	Ba2	7.50%	10/01/14	300	309,750
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba	7.25%	12/15/12	1,500	1,569,375

					5,909,187

Textile & Apparel — 0.5%
Quiksilver, Inc., Gtd. Notes (a)	Ba3	6.875%	04/15/15	3,300	3,126,750

Theaters & Entertainment — 0.4%
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00%	03/01/14	1,500	1,410,000
Cinemark USA, Inc., Sr. Sub. Notes	B2	9.00%	02/01/13	1,050	1,089,375

					2,499,375

Transportation — 1.2%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%	06/15/13	3,300	3,093,750
CHC Helicopter Corp., Sr. Sub. Notes (Canada)	B1	7.375%	05/01/14	2,750	2,591,875
Hornbeck Offshore Services, Inc., Sr. Notes	Ba3	6.125%	12/01/14	1,680	1,568,700

					7,254,325

Utilities — 1.2%
Edison Mission Energy, Sr. Notes, 144A (a)	B1	7.75%	06/15/16	4,000	4,050,000
LIN Television Corp., Sr. Sub. Notes, 144A	Ba3	6.50%	05/15/13	1,000	932,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d)
Mirant Americas Generation LLC, Sr. Notes (a)	Caa1	9.125%	05/01/31	$2,000	$2,035,000

					7,017,500

Total Corporate Obligations (cost $393,632,292)					387,861,573

		Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.2%
Federal Home Loan Mortgage Corp.		6.00%	04/01/33	2,818	2,832,907
Federal National Mortgage Assoc.		6.00%	05/01/33-12/01/35	18,174	18,264,612
Federal National Mortgage Assoc.		6.50%	05/01/35-05/01/36	15,112	15,389,975

Total U.S. Government Agency Mortgage-Backed Securities (cost $36,723,045)					36,487,494

U.S. GOVERNMENT AGENCY OBLIGATION — 1.7%
Federal National Mortgage Assoc. (cost $10,108,240)		6.625%	10/15/07	10,000	10,148,930

U.S. TREASURY OBLIGATION — 1.7%
U.S. Treasury Notes (cost $10,301,072) (a)		5.00%	02/15/11	10,000	10,176,950

				Shares	Value

COMMON STOCKS — 0.7%
Beverages — 0.2%
Constellation Brands, Inc. *				51,233	1,474,486

Insurance — 0.4%
Chubb Corp.				42,012	2,182,943

Telecom - Integrated/Services — 0.1%
Avaya, Inc. *				60,000	686,400

Total Common Stocks (cost $3,576,804)					4,343,829

PREFERRED STOCKS — 4.7%
Agency — 0.1%
Fannie Mae, 5.375% ,CVT				6	579,135

Automotive — 0.2%
Ford Motor Co. Capital Trust II, 6.50%, CVT				25,000	839,750

Banking — 0.5%
Marshall & Ilsley Corp., 6.50%, CVT				115,000	3,176,300

Brokerage — 0.3%
Morgan Stanley, 9.500%, CVT, 144A				30,000	1,649,100

Electric - Generation — 0.7%
PNM Resources, Inc., 6.75%, CVT				85,000	4,253,400

Electronics — 0.4%
NRG Energy, 5.75%, CVT				10,000	2,360,500

Energy - Exploration & Production — 0.3%
Chesapeake Energy Corp., 4.50%, CVT (a)				20,000	1,860,000

Insurance — 0.6%
Metlife, Inc., 6.375%, CVT				120,000	3,565,200

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

PREFERRED STOCKS (Continued)
Integrated Energy — 0.7%
Williams Cos., Inc., 5.50%, CVT	37,500	$4,232,812

Oil & Gas — 0.4%
El Paso Corp., 4.99%, CVT	2,005	2,453,118

Pharmaceuticals — 0.5%
Schering Plough Corp., 6.00%, CVT (a)	50,000	2,779,500

Total Preferred Stocks (cost $26,606,888)		27,748,815

Total Long-Term Investments (cost $568,897,859)		571,509,614

SHORT-TERM INVESTMENT — 19.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 19.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $116,350,838; includes $105,493,970 of cash collateral for securities on loan) (b)(w)	116,350,838	116,350,838

Total Short-Term Investment (cost $116,350,838)		116,350,838

Total Investments—116.6% (cost $685,248,697)		687,860,452
Liabilities in Excess of Other Assets — (16.6)%		(97,982,654)

NET ASSETS — 100.0%		$589,877,798

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moodys or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $102,228,565; cash collateral of $105,493,970 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 66.7%
ASSET-BACKED SECURITIES — 6.2%
ACE Securities Corp., Series 2006-ASP5, Class A2A (c)	Aaa	5.40%	10/25/36		$5,300	$5,301,141
ACE Securities Corp., Series 2006-HE4, Class A2A (c)	Aaa	5.37%	10/25/36		8,500	8,507,153
Argent Securities Inc., Series 2006-M2, Class A2A (c)	Aaa	5.378%	09/25/36		3,468	3,468,061
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-He6, Class A1 (c)	Aaa	5.605%	09/25/34		5,654	5,650,619
Chase Credit Card Master Trust, Series 2002-1, Class A (c)	Aaa	5.43%	06/15/09		20,600	20,609,661
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2 (c)	Aaa	5.28%	10/15/09		13,200	13,205,723
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A1 (c)	Aaa	5.37%	08/25/36		6,120	6,119,304
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1 (c)	Aaa	5.38%	07/25/46		11,919	11,919,079
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1 (c)	Aaa	5.43%	10/25/46		7,200	7,196,641
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1 (c)	Aaa	5.375%	10/25/36		3,400	3,398,946
EMC Mortgage Loan Trust, Series 2001-A, Class A 144A (c) (g)	Aaa	5.70%	05/25/40		6,149	6,166,673
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF12, Class A2A (c)	Aaa	5.42%	11/25/36		2,074	2,074,696
Fremont Home Loan Trust, Series 2006-3, Class 2A1 (c)	Aaa	5.412%	02/27/37		5,700	5,700,000
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A (c)	Aaa	5.365%	08/25/36		3,049	3,048,578
JP Morgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2 (c)	Aaa	5.38%	08/25/36		3,581	3,580,706
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 (c)	Aaa	5.61%	10/25/34		1,912	1,912,897
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1 (c)	Aaa	5.40%	03/25/36		8,631	8,632,999
Park Place Securities, Inc., Series 2004-MCW1, Class A1 (c)	Aaa	5.642%	10/25/34		27,489	27,519,509
Residential Asset Mortgage Products, Inc., Series 2006- RZ4, Class A1A (c)	Aaa	5.41%	10/25/36		7,800	7,798,783
Residential Asset Securites Corp., Series 2006-KS6, Class A1 (c)	Aaa	5.44%	08/25/36		4,228	4,228,344
Saxon Asset Securities Trust, Series 2006-3, Class A1 (c)	Aaa	5.382%	11/25/36		4,300	4,300,673
SLM Student Loan Trust, Series 2006-3, Class A2 (c)	A2	5.485%	01/25/16		6,750	6,750,668
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1 (c)	Aaa	5.38%	09/01/36		6,800	6,799,977

Total Asset-Backed Securities (cost $173,863,022)						173,890,831

BANK LOANS
JSG Packaging Term C, 144A (Ireland)(g)	B+(d)	6.06%	01/12/14	EUR	163	208,319
JSG Packaging Term C, 144A (Ireland)(g)	B+(d)	6.09%	01/12/14	EUR	108	138,880
JSG Packaging Term C, 144A(Ireland)(g)	B+(d)	6.15%	01/12/14	EUR	122	156,671
JSG Packaging Term C, 144A (Ireland)(g)	B+(d)	6.24%	11/29/14	EUR	396	506,910
JSG Packaging Term C, 144A(Ireland)(g)	B+(d)	6.34%	01/12/14	EUR	211	270,043

Total Bank Loans (cost $1,211,882)						1,280,823

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%	01/25/34		3,080	2,977,360
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39%	02/25/45		2,711	2,638,324
Bank of America Funding Corp., Series 2005-D, Class A1 (c)	AAA(d)	4.114%	05/25/35		3,590	3,498,642
Bank of America Mortgage Securities, Series 2004-1, Class 5A1	AAA(d)	6.50%	09/25/33		644	649,014
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1 (c)	Aaa	5.388%	05/25/35		5,631	5,636,029
Bear Stearns Trust, Series 2002-11, Class A-1 (c)	Aaa	5.622%	02/25/33		610	607,284
Bear Stearns Trust, Series 2002-11, Class-1A2 (c)	Aaa	5.331%	01/25/33		1,037	1,033,414
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A (c)	Aaa	5.25%	02/20/36		1,412	1,398,473

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%	05/25/23	$129	$133,559
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%	09/25/17	304	304,440
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%	04/25/33	10,338	10,057,817
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%	05/25/33	338	325,871
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%	12/25/42	1,377	1,402,771
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%	02/25/44	453	468,867
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%	03/25/44	454	475,217
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%	05/25/16	758	746,158
FHLMC Structured Pass Through Securities, Series T-63, Class 1A1 (c)	Aaa	5.482%	02/25/45	787	781,772
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%	05/15/28	3,176	3,288,839
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%	04/15/29	8,527	8,769,238
Freddie Mac, Series 2378, Class PE	Aaa	5.50%	11/15/16	654	656,323
Freddie Mac, Series 2662, Class DG	Aaa	5.00%	10/15/22	1,300	1,251,892
Freddie Mac, Series 2694, Class QH	Aaa	4.50%	03/15/32	1,265	1,190,687
Freddie Mac, Series 2721, Class PE	Aaa	5.00%	01/15/23	525	505,968
Freddie Mac, Series 2724, Class PT	Aaa	3.75%	05/15/16	578	568,755
Freddie Mac, Series 2728, Class TC	Aaa	4.00%	02/15/23	1,060	1,039,807
Freddie Mac, Series 2734, Class PG	Aaa	5.00%	07/15/32	909	873,055
Freddie Mac, Series 2737, Class XG	Aaa	4.00%	11/15/22	530	521,010
Freddie Mac, Series 2737, Class YD	Aaa	5.00%	08/15/32	600	577,758
Freddie Mac, Series 2750, Class NB	Aaa	4.00%	12/15/22	1,426	1,400,653
Freddie Mac, Series 2759, Class AU	Aaa	3.50%	05/15/19	304	300,115
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%	03/15/34	9,622	7,584,861
Freddie Mac, Series 2786, Class PA	Aaa	3.50%	10/15/10	165	164,373
Freddie Mac, Series 3149, Class LF (c)	Aaa	5.63%	05/15/36	4,200	4,191,735
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1 (c)	Aaa	3.402%	06/01/34	9,475	9,462,742
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A (c)	Aaa	5.55%	05/19/35	1,992	1,996,573
Indymac Trust, Series 2001-H2, ClassA2 (c)	Aaa	6.493%	01/25/32	70	69,423
Prime Mortgage Trust, Series 2004, Class 2A2 (c)	AAA(d)	5.73%	02/25/19	334	334,035
Prime Mortgage Trust, Series 2004, Class1 A2 (c)	AAA(d)	5.73%	02/25/34	1,378	1,382,118
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA(d)	9.95%	08/01/17	131	132,522
Structured Asset Securities Corp., Series 2002-1A, Class 4A (c)	Aaa	6.092%	02/25/32	144	143,001
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 (c)	Aaa	5.45%	08/25/36	13,812	13,798,293
Washington Mutual, Inc., Series 2002-AR11, Class A1 (c)	Aaa	5.111%	10/25/32	1,015	1,008,308
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%	06/25/34	501	499,476
Washington Mutual, Inc., Series 2005-AR13, Class A1 (c)	Aaa	5.62%	11/25/35	1,621	1,631,605
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%	01/25/34	37,189	34,163,309
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.95%	03/25/36	6,093	6,035,455

Total Collateralized Mortgage Obligations (cost $138,729,148)					136,676,941

CORPORATE OBLIGATIONS — 15.9%
Airlines
United Air Lines, Inc., Pass-Thru Cert., Series 91A2, 144A (g)(i)	NR	10.02%	03/22/14	983	452,264
United Air Lines, Inc., Equipment Trust, Series 91C, 144A (g) (i)	NR	10.36%	11/13/12	3,812	371,627
United Air Lines, Inc., Equipment Trust, Series 91E, 144A (g) (i)	NR	10.36%	11/27/12	255	16,606

					840,497

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes (c)	A3	5.82%	03/13/09	$4,500	$4,502,129
DaimlerChrysler NA Holding Corp., Notes (c)	A3	5.918%	08/03/09	5,100	5,096,144

					9,598,273

Banking
Export Import Bank China, Notes, 144A (China)	A(d)	4.875%	07/21/15	600	574,760

Beverages — 0.3%
Diageo Capital Co. PLC, Gtd. Notes (United Kingdom)(c)	A3	5.546%	11/10/08	8,100	8,102,714

Conglomerates — 0.1%
Altria Group, Inc., Debs.	Baa2	7.75%	01/15/27	1,700	2,058,382

Consumer Products & Services — 0.2%
Fedex Corp., Notes (c)	Baa2	5.579%	08/08/07	5,100	5,107,456

Financial - Bank & Trust — 3.0%
ANZ National Ltd., Notes (c) (g)	Aa3	5.539%	08/07/09	12,200	12,186,263
Bank of America N.A., Sr. Notes (c)	Aa1	5.485%	07/25/08	9,200	9,201,426
China Development Bank, Notes (China)	A(d)	5.00%	10/15/15	600	579,563
HBOS PLC, Sub. Notes, 144A (United Kingdom)(c)	A1	5.92%	09/29/49	700	677,192
HBOS Treasury Services PLC, Sr. Notes, 144A (United Kingdom)(c)	Aa2	5.547%	07/17/09	8,400	8,401,638
HSBC Bank USA, Sr. Notes (c)	Aa2	5.53%	06/10/09	3,300	3,310,557
HSBC Finance Corp., Sr. Unsec’d. Notes (c)	Aa3	5.52%	09/15/08	16,200	16,240,143
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%	05/02/36	2,900	3,078,518
RBS Capital Trust I, Gtd. Notes (c)	A1	4.709%	12/29/49	3,200	2,996,509
Resona Bank Ltd., Notes, 144A (Japan)(c)	Baa1	5.85%	09/29/49	900	879,877
Royal Bank of Scotland PLC, 144A (United Kingdom)(c)	Aa1	5.57%	07/21/08	4,000	4,002,212
Wells Fargo Co., Notes (c)	Aa1	5.49%	09/15/09	23,400	23,439,242

					84,993,140

Financial Services — 8.4%
American Express, Sr. Notes (c)	Aa3	5.39%	03/02/09	6,000	6,001,770
American General Finance Corp., Sr. Notes (c)	A1	5.489%	03/23/07	1,100	1,100,452
Atlantic & Western Re Ltd., Sec’d. Notes, 144A (c)	BB+(d)	10.519%	01/09/07	400	395,936
Bear Stearns Co., Inc., Notes (c)	A1	5.457%	03/30/09	5,600	5,603,870
Bear Stearns Co., Inc., Sr. Unsec’d. Notes (c)	A1	5.489%	08/21/09	11,400	11,405,734
CCCA LLC, Notes Series 2000, 144A	AAA(d)	7.80%	10/15/08	670	700,462
CIT Group, Inc., Bonds (c)	A2	5.635%	01/30/09	5,200	5,211,180
CIT Group, Inc., Notes (c)	A2	5.54%	12/19/08	5,100	5,110,435
CIT Group, Inc., Sr. Notes (c)	A2	5.546%	08/17/09	5,500	5,501,820
CIT Group, Inc., Sr. Notes (c)	A2	5.555%	08/15/08	6,000	6,011,226
CIT Group, Inc., Sr. Notes (c)	A2	5.78%	07/28/11	5,900	5,904,089
CIT Group, Inc., Unsec’d. Notes (c)	Aa1	5.525%	01/30/09	4,200	4,201,168
Citigroup Global Markets, Notes (c)	Aa1	5.49%	03/17/09	5,100	5,104,320
Citigroup, Inc., Notes (c)	Aa1	5.53%	06/09/09	10,459	10,487,480
Citigroup, Inc., Sub. Notes	Aa2	6.125%	08/25/36	11,000	11,313,456
Ford Motor Credit Co., Notes	Ba3	7.875%	06/15/10	160	155,820
General Electric Capital Corp., Notes (c)	Aaa	5.43%	01/03/08	8,900	8,911,908
General Electric Capital Corp., Notes (c)	Aaa	5.57%	01/20/10	7,400	7,402,760
General Electric Capital Corp., Sr. Unsec’d. Notes (c)	Aaa	5.43%	01/05/09	10,000	10,004,640
General Motors Acceptance Corp., Notes	Ba1	4.375%	12/10/07	380	370,984
Goldman Sachs Group, Inc., Notes (c)	Aa3	5.477%	12/22/08	13,300	13,312,435
Goldman Sachs Group, Inc., Notes (c)	Aa3	5.536%	11/10/08	5,700	5,706,880
Goldman Sachs Group, Inc., Notes (c)	Aa3	5.585%	07/29/08	2,500	2,504,038
Goldman Sachs Group, Inc., Notes (c)	Aa3	5.841%	07/23/09	4,640	4,670,522
HSBC Finance Corp., Notes	Aa3	5.531%	12/05/08	4,800	4,813,267
John Deere Capital Corp., Notes (c)	A3	5.399%	07/15/08	5,300	5,299,189
JPMorgan Chase Capital, Jr. Sub. Notes	A2	6.55%	09/29/36	1,000	1,008,539
Lehman Brothers Holdings, Bonds (c)	A1	5.46%	04/03/09	2,300	2,301,553
Lehman Brothers Holdings, Notes (c)	A1	5.696%	11/10/09	3,500	3,514,563

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d)
Lehman Brothers Holdings, Sr. Notes (c)	A1	5.374%	11/24/08	$16,490	$16,488,450
Lehman Brothers Holdings, Sr. Notes (c)	A1	5.718%	07/18/11	3,900	3,904,368
Merrill Lynch & Co., Notes (c)	Aa3	5.492%	08/14/09	5,100	5,099,893
Merrill Lynch & Co., Notes (c)	Aa3	5.685%	07/25/11	6,900	6,904,823
Merrill Lynch & Co., Sr. Unsec’d. Notes (c)	Aa3	5.575%	01/30/09	7,100	7,106,049
MUFG Capital Finance 1 Ltd., Sub. Notes, Co. Gtd. Notes (Cayman Islands)(c)	Baa2	6.346%	07/29/49	900	907,300
National Australia Bank, Sr. Unsec’d. Notes, 144A (c)	Aa3	5.43%	09/11/09	5,600	5,599,020
Phoenix Quake Ltd., Notes, 144A (c)	Baa3	7.82%	07/03/08	1,200	1,209,468
Phoenix Quake Wind Ltd., Notes, 144A (c)	Baa3	7.82%	07/03/08	1,200	1,205,184
Phoenix Quake Wind Ltd., Notes, 144A (c)	B3	8.98%	07/03/08	550	498,663
SLM Corp., Notes (c)	A2	5.625%	07/27/09	22,000	22,020,504
UBS Preferred Funding Trust V., Sub. Notes	A1	6.243%	05/29/49	8,100	8,371,350
UFJ Finance Aruba AEC, Gtd. Notes	A2	6.75%	07/15/13	400	428,083

					233,773,651

Insurance — 0.2%
American International Group, Inc., Sr. Notes	Aa2	5.05%	10/01/15	800	779,654
American International Group, Inc., Sr. Notes, 144A (c)	Aa2	5.38%	06/16/09	4,400	4,409,565

					5,189,219

Machinery & Equipment — 0.3%
Siemens Financieringsmat, Notes, 144A (c)	Aa3	5.466%	08/14/09	7,400	7,394,953

Oil & Gas — 1.0%
El Paso Corp., Sr. Notes	B2	7.75%	01/15/32	11,800	12,095,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.00%	11/15/11	2,700	2,964,600
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.50%	02/15/08	490	507,395
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	02/01/22	2,300	2,762,300
Pemex Project Funding Master Trust, Gtd. Notes, 144A	Baa1	5.75%	12/15/15	1,500	1,465,500
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%	06/15/11	650	640,280
Ras Laffan Liquefied Natural Gas Co. Ltd. II, (Qatar) Bonds, 144A	A1	5.298%	09/30/20	1,600	1,541,088
Transocean, Inc., Notes (c)	Baa1	5.591%	09/05/08	5,200	5,200,083

					27,176,246

Real Estate — 0.4%
Westfield Group, Sr. Notes, 144A (g)	A2	5.70%	10/01/16	12,330	12,299,298

Telecommunications — 1.6%
AT&T, Inc., Notes (g)	A2	4.214%	06/05/21	6,800	6,743,696
AT&T, Inc., Notes (c)	A2	5.612%	11/14/08	3,400	3,409,296
BellSouth Corp., Sr. Unsec’d. Notes (c)	A2	5.58%	08/15/08	8,400	8,401,613
Qwest Capital Funding Corp., Gtd. Notes	B3	7.25%	02/15/11	153	153,000
Qwest Communications International, Inc., Gtd. Notes	B2	7.50%	02/15/14	500	501,250
Qwest Corp., Debs.	Ba3	7.20%	11/10/26	8,950	8,592,000
Sprint Capital Corp., Gtd. Notes	Baa3	6.00%	01/15/07	3,500	3,503,752
Telecom Italia Capital Co., Gtd. Notes (Luxembourg)(c)	Baa2	6.108%	07/18/11	6,900	6,846,221
Telefonica Emisiones SAU Co., Gtd. Notes (Spain)(c)	Baa1	5.69%	06/19/09	6,700	6,704,100
Verizon Global Funding Corp., Notes	A3	7.25%	12/01/10	900	965,368

					45,820,296

Utilities — 0.1%
Cleveland Electric Co., Notes (c)	Aaa	7.13%	07/01/07	1,570	1,589,658

Total Corporate Obligations (cost $447,342,994)					444,518,543

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS — 0.4%
Republic of Panama (Panama)	Ba1	6.70%	01/26/36	$5,755	$5,697,450
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	400	495,000
Republic of Peru (Peru)	Ba3	9.125%	01/15/08	2,600	2,717,000
Republic of South Africa (South Africa)	Baa1	9.125%	05/19/09	800	869,000
United Mexican States (Mexico)	Baa1	9.875%	02/01/10	100	114,100

Total Foreign Government Bonds (cost $9,582,174)					9,892,550

MUNICIPAL BONDS — 0.8%
California — 0.2%
Golden State Tobacco Securitization Corp., Series 2003-A-1	A3	6.25%	06/01/33	5,300	5,837,102

Illinois
Illinois State Taxable-Pension General Oblig. Bond	Aa3	4.95%	06/01/23	570	544,937

Nevada
Truckee Meadows Water Auth. Rev. Bonds, Series A, 144A	Aaa	5.00%	07/01/36	65	74,846

New Jersey — 0.1%
City of Trenton General Oblig. Bond (FSA Insured)	Aaa	4.80%	04/01/14	990	963,250
Jersey City Municipal Util. Auth. Water Rev. Bond, Series A (MBIA Insured)	Aaa	4.81%	05/15/14	1,000	976,250

					1,939,500

New Mexico
Jicarilla New Mexico Apache Nation Rev. Bonds	Aaa	3.85%	12/01/08	435	423,020

Oregon — 0.1%
Portland Oregon River District Urban Renewal and Redev. Rev. Bonds, Series B (AMBAC Insured)	Aaa	3.35%	06/15/10	1,020	964,206

Wisconsin — 0.4%
Badger Tobacco Asset Securitization Corp.	A3	6.00%	06/01/17	10,100	10,777,407
Wisconsin State Gen. Rev. Bond	Aaa	5.70%	05/01/26	510	522,877

					11,300,284

Total Municipal Bonds (cost $19,693,600)					21,083,895

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.7%
Federal Home Loan Mortgage Corp.	5.00%	10/01/18-09/01/35	5,997	5,887,976
Federal Home Loan Mortgage Corp.	5.50%	01/01/34	2,910	2,875,213
Federal Home Loan Mortgage Corp.	5.50%	TBA	43,000	42,395,334
Federal Home Loan Mortgage Corp.	6.00%	02/01/16-02/01/33	6,049	6,095,945
Federal Home Loan Mortgage Corp.	8.25%	08/01/17	9	9,005
Federal National Mortgage Assoc.	4.50%	09/01/33	220	205,810
Federal National Mortgage Assoc.	5.00%	10/01/08-10/12/36	133,938	131,509,528
Federal National Mortgage Assoc.	5.00%	TBA	123,000	118,264,094
Federal National Mortgage Assoc.	5.134%	01/01/28	162	162,682
Federal National Mortgage Assoc.	5.191%	11/01/35	3,730	3,748,615
Federal National Mortgage Assoc.	5.197%	05/01/36	12,107	12,168,651
Federal National Mortgage Assoc.	5.216%	08/01/29	204	205,833
Federal National Mortgage Assoc.	5.50%	08/01/16-05/01/36	569,357	561,312,725

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Assoc.	5.50%	TBA	$73,500	$72,397,500
Federal National Mortgage Assoc.	6.00%	05/01/11-10/12/36	16,379	16,625,644
Federal National Mortgage Assoc.	6.00%	TBA	9,000	9,039,375
Federal National Mortgage Assoc.	6.067%	01/01/24	8	8,444
Federal National Mortgage Assoc.	6.50%	09/01/16	649	663,195
Government National Mortgage Assoc.	4.375%	01/20/26-05/20/30	1,437	1,448,249
Government National Mortgage Assoc.	4.50%	07/20/30	1,342	1,345,880
Government National Mortgage Assoc.	4.75%	08/20/23-02/20/32	5,729	5,723,565
Government National Mortgage Assoc.	5.125%	10/20/23-11/20/29	3,477	3,501,023
Government National Mortgage Assoc.	5.375%	03/20/17-03/20/24	1,446	1,455,936
Government National Mortgage Assoc.	6.00%	01/15/34	134	135,197
Government National Mortgage Assoc.	7.00%	02/15/24	9	9,779

Total U.S. Government Agency Mortgage-Backed Securities (cost $1,007,957,994)				997,195,198

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Bank	Zero	02/05/07	1,400	1,345,750
Federal National Mortgage Assoc. (c)	4.68%	05/25/35	800	788,451
Small Business Administration	4.875%	09/10/13	11,214	11,020,513
Small Business Administration	5.13%	09/01/23	1,364	1,359,149
Small Business Administration	5.52%	06/01/24	9,360	9,480,882
Small Business Administration	6.344%	08/01/11	5,735	5,922,042
Small Business Administration	7.449%	08/01/10	431	454,861

Total U.S. Government Agency Obligations (cost $30,361,033)				30,371,648

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Inflationary Bonds, TIPS	2.375%	01/15/25	11,100	12,176,311
U.S. Treasury Inflationary Bonds, TIPS (k)	3.375%	01/15/07	2,300	2,928,570
U.S. Treasury Inflationary Bonds, TIPS	3.625%	04/15/28	1,600	2,494,755
U.S. Treasury Inflationary Bonds, TIPS	2.00%	01/15/26	29,600	29,106,742

Total U.S. Treasury Obligations (cost $46,009,308)				46,706,378

	Units	Value

RIGHTS*
United Mexican States Value Recovery Rights Series E (Mexico) (cost $73,893)	35,410,000	699,348

Total Long-Term Investments (cost $1,874,825,048)		1,862,316,155

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS — 42.4%
CERTIFICATE OF DEPOSIT — 1.1%
Unicredito Italiano (Italy) (cost $30,000,554)	5.385%	02/15/07	$30,000	$30,004,602

BANK LOAN — 0.2%
New York State General Oblig. Bond, 144A (cost $6,300,000)(g)	5.572%	10/30/06	6,300	6,300,000

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER — 25.2%
ANZ National (International) Ltd.	A1+	5.34%	10/26/06	9,400	9,366,856
Bank of America Corp.	A1+	5.25%	01/12/07	2,400	2,364,232
Bank of America Corp.	A1+	5.26%	12/14/06	800	791,467
Bank of America Corp.	A1+	5.275%	12/01/06	68,900	68,295,974
Bank of Ireland (cost $10,917,798; purchased 08/21/06)(h)	A1	5.275%	11/22/06	11,000	10,918,031
Bank of Ireland (cost $22,618,810; purchased 07/25/06)(h)	A1	5.365%	10/26/06	22,700	22,619,505
Barclays US Funding	A1+	5.23%	12/27/06	25,500	25,181,406
BNP Paribas Finance, Inc.	A1+	5.265%	12/28/06	71,200	70,300,089
Cox Communications, Inc. (cost $2,300,000; purchased 07/12/06)(h)	A3	5.58%	01/16/07	2,300	2,300,000
Danske Corp. (cost $69,191,720; purchased 09/14/06)(h)	A1+	5.255%	01/18/07	70,300	69,196,993
Danske Corp. (cost $888,680; purchased 08/28/06)(h)	A1+	5.265%	12/27/06	900	888,755
Danske Corp. (cost $1,283,634; purchased 08/22/06)(h)	A1+	5.27%	12/27/06	1,300	1,283,758
Danske Corp. (cost $7,843,279; purchased 08/16/06)(h)	A1+	5.275%	11/20/06	7,900	7,843,655
DNB Nor Bank ASA	A1	5.265%	02/20/07	25,900	25,367,835
Ixis Commercial Paper Cr (cost $3,162,993; purchased 08/21/06)(h)	A1+	5.27%	12/20/06	3,200	3,163,274
Lloyds TSB Bank	A1+	5.25%	10/16/06	6,200	6,187,342
Rabobank USA	A1+	5.27%	10/02/06	76,200	76,200,000
Santander Central	A1+	5.26%	12/14/06	2,800	2,770,135
Skandinaviska Enskilda Banken (cost $40,034,524; purchased 08/16/06)(h)	A1	5.27%	11/16/06	40,300	40,033,514
Skandinaviska Enskilda Banken (cost $35,966,168; purchased 08/15/06)(h)	A1	5.285%	11/15/06	36,200	35,965,946
Societe Generale	A1+	5.265%	12/21/06	71,100	70,273,654
Societe Generale	A1+	5.38%	10/12/06	2,700	2,696,040
Stadshypotek Delaware (cost $2,890,060; purchased 07/25/06)(h)	A1+	5.365%	10/25/06	2,900	2,890,201
Total Fina Elf Capital (cost $58,100,000; purchased 09/29/06)(h)	A1+	5.36%	10/02/06	58,100	58,100,000
UBS Finance (DE) LLC	A1+	5.245%	01/08/07	72,400	71,369,219

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
UBS Finance (DE) LLC	A1+	5.25%	01/11/07	$6,000	$5,911,961
Viacom, Inc. (cost $3,800,000; purchased 08/21/06)(h)	A2-	5.58%	05/29/07	3,800	3,800,000
Westpac Banking Corp. (cost $8,582,057; purchased 07/14/06)(h)	A1+	5.365%	10/16/06	8,600	8,582,308

Total Commercial Paper (cost $704,637,130)					704,662,150

	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FOREIGN TREASURY BILLS (n)— 11.1%
Belgium Treasury Bill (Belgium)	2.84%	10/12/06	EUR	16,000	20,274,255
Dutch Treasury Bill (Netherlands)	3.05%	10/31/06	EUR	100,990	127,755,980
French Discount Treasury Bill (France)	2.86%	10/12/06	EUR	46,470	58,878,146
French Discount Treasury Bill (France)	2.97%	12/21/06	EUR	30,000	37,774,185
French Treasury Bill (France)	2.97%	10/19/06	EUR	1,000	1,266,228
French Discount Treasury Bill (France)	2.99%	11/23/06	EUR	5,100	6,438,102
German Treasury Bill (Germany)	2.86%	10/18/06	EUR	5,120	6,484,126
German Treasury Bill (Germany)	2.95%	11/15/06	EUR	15,500	19,582,506
German Treasury Bill (Germany)	3.03%	12/13/06	EUR	14,900	18,776,483
German Treasury Bill (Germany)	3.14%	01/17/07	EUR	600	753,650
Spanish Treasury Bill (Spain)	2.98%	12/22/06	EUR	8,500	10,704,184

Total Foreign Treasury Bills (cost $307,493,778)					308,687,845

REPURCHASE AGREEMENT — 3.2%
U.S. Treasury Repurchase Agreements, dated 09/29/06, maturing 10/02/06, repurchase price $90,037,875 (Collateralized by U.S. Treasury Notes, 4.25%, par value $92,385,000 market value $91,954,456)(cost $90,000,000)	5.05%	10/02/06		90,000	90,000,000

U.S. TREASURY OBLIGATIONS (n)— 0.6%
U.S. Treasury Bills (k)	4.71%	12/14/06		180	178,279
U.S. Treasury Bills (k)	4.715%	12/14/06		70	69,331
U.S. Treasury Bills (k)	4.743%	12/14/06		50	49,522
U.S. Treasury Bills (k)	4.79%	12/14/06		1,000	990,441
U.S. Treasury Bills (k)	4.806%	12/14/06		65	64,379
U.S. Treasury Bills (k)	4.81%	12/14/06		14,433	14,295,035
U.S. Treasury Bills	4.96%	11/30/06		135	133,968

Total U.S. Treasury Obligations (cost $15,777,883)					15,780,955

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 0.6%
Dryden Core Investment Fund - Taxable Money Market Series (cost $16,702,859)(w)	16,702,859	16,702,859

	Contracts/ Notional Amounts	Value

OUTSTANDING OPTIONS PURCHASED* — 0.4%
Call Options — 0.4%
Swap Option on 3 Month LIBOR, expiring 07/04/2009 @ 3.96%	220,000	146,042
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 4.10%	47,000,000	415,044
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.50%	22,000,000	—

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

		Contracts/ Notional Amounts	Value

OUTSTANDING OPTIONS PURCHASED* (Continued)
Call Options (cont’d)
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.50%		28,000,000	$—
Swap Option on 3 Month LIBOR, expiring 10/18/2006 @ 4.50%		58,000,000	1
Swap Option on 3 Month LIBOR, expiring 12/22/2006 @ 4.80%		51,000,000	37,740
Swap Option on 3 Month LIBOR, expiring 03/08/2007 @ 5.00%		33,000,000	118,404
Swap Option on 3 Month LIBOR, expiring 03/08/2007 @ 5.00%		63,000,000	226,044
Swap Option on 3 Month LIBOR, expiring 04/19/2007 @ 5.08%		29,900,000	155,600
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 5.08%	GBP	7,300,000	45,111
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 5.08%	GBP	11,000,000	67,976
Swap Option on 3 Month LIBOR, expiring 02/01/2007 @ 5.17%		58,700,000	272,662
Swap Option on 3 Month LIBOR, expiring 05/09/2007 @ 5.20%		130,500,000	901,233
Swap Option on 3 Month LIBOR, expiring 05/23/2007 @ 5.20%		109,000,000	777,824
Swap Option on 3 Month LIBOR, expiring 06/07/2007 @ 5.25%		115,000,000	920,115
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.25%		314,000,000	2,626,296
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%		241,700,000	2,395,730
Swap Option on 3 Month LIBOR, expiring 06/15/2007 , Strike Price $5.06@ 5.75%	GBP	18,000,000	104,821
Swap Option on 6 Month Eurobor, expiring 07/02/2007 @ 3.96%		46,000,000	305,593
Swap Option on 6 Month Eurobor, expiring 07/02/2007 @ 3.96%		70,000,000	464,678

			9,980,914

Put Options
Eurodollar Futures, expiring 09/17/2007 , Strike Price $91.25		1,441,000	9,006
Eurodollar Futures, expiring 12/18/2006 , Strike Price $93.38		60,000	375
Eurodollar Futures, expiring 12/17/2006 , Strike Price $91.50		1,013,000	6,331
Eurodollar Futures, expiring 12/18/2006 , Strike Price $94.00		155,000	969
Eurodollar Futures, expiring 09/17/2007 , Strike Price $91.00		260,000	1,625
Eurodollar Futures, expiring 12/18/2006 , Strike Price $93.25		500,000	3,125
Eurodollar Futures, expiring 09/17/2007 , Strike Price $90.50		1,719,000	10,744
Eurodollar Futures, expiring 06/18/2007 , Strike Price $91.00		1,412,000	8,825
Eurodollar Futures, expiring 06/18/2007 , Strike Price $91.25		2,927,000	18,294
Eurodollar Futures, expiring 06/18/2007 , Strike Price $91.50		46,000	287
Eurodollar Futures, expiring 12/18/2006 , Strike Price $91.75		385,000	2,406
Eurodollar Futures, expiring 03/19/2007 , Strike Price $92.00		700,000	4,375
Eurodollar Futures, expiring 12/18/2006 , Strike Price $92.00		1,029,000	6,431
Eurodollar Futures, expiring 12/18/2006 , Strike Price $92.25		40,000	250
Eurodollar Futures, expiring 12/18/2006 , Strike Price $92.50		300,000	1,875
Eurodollar Futures, expiring 12/18/2006 , Strike Price $92.75		2,775,000	17,344
U.S. Treasury Note Futures, expiring 11/21/2006 , Strike Price $103.00		5,300,000	828

			93,090

Total Outstanding Options Purchased (cost $6,873,778)			10,074,004

Total Short-Term Investment (cost $1,177,785,982)			1,182,212,415

Total Investments, Before Outstanding Options Written—109.1% (cost $3,052,611,030)			3,044,528,570

OUTSTANDING OPTIONS WRITTEN — (0.6)%
Put Options — (0.1)%
90 Day LIBOR Futures, expiring 12/25/2006 , Strike Price $95.50		60,000	(102,511)
Eurodollar Futures, expiring 03/19/2007 , Strike Price $94.75		76,000	(21,375)
Eurodollar Futures, expiring 12/18/2006 , Strike Price $95.00		212,000	(177,550)
Eurodollar Futures, expiring 12/18/2006 , Strike Price $95.25		1,767,000	(2,584,237)
Swap Option 6 Month LIBOR, expiring 12/20/2006 @ 4.50%		34,100,000	(450,312)
U.S. Treasury Bill Futures, expiring 11/21/2006 , Strike Price $104.00		33,100,000	(5,172)
U.S. Treasury Bond Futures, expiring 11/21/2006 , Strike Price $105.00		37,600,000	(5,875)

			(3,347,032)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

		Contracts/ Notional Amounts	Value

Call Options — (0.5)%
Swap Option on 3 Month Eurobor, expiring 06/15/2007 @ 4.85%	GBP	5,000,000	$(94,605)
Swap Option on 3 Month Eurobor, expiring 07/04/2007 @ 4.10%		8,000,000	(159,024)
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	2,100,000	(39,734)
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	3,100,000	(58,655)
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.50%		79,300,000	(2,327,852)
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 4.23%		20,000,000	(502,809)
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.54%		12,000,000	—
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.54%		8,400,000	—
Swap Option on 3 Month LIBOR, expiring 12/22/2006 @ 4.85%		22,000,000	(48,598)
Swap Option on 3 Month LIBOR, expiring 03/08/2007 @ 5.04%		14,000,000	(113,722)
Swap Option on 3 Month LIBOR, expiring 03/08/2007 @ 5.04%		27,000,000	(219,321)
Swap Option on 3 Month LIBOR, expiring 04/19/2007 @ 5.22%		13,000,000	(180,505)
Swap Option on 3 Month LIBOR, expiring 02/01/2007 @ 5.24%		25,400,000	(307,693)
Swap Option on 3 Month LIBOR, expiring 05/23/2007 @ 5.30%		47,000,000	(798,248)
Swap Option on 3 Month LIBOR, expiring 05/09/2007 @ 5.315%		57,100,000	(974,697)
Swap Option on 3 Month LIBOR, expiring 06/07/2007 @ 5.34%		50,000,000	(925,150)
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%		137,000,000	(2,729,040)
Swap Option on 3 Month LIBOR, expiring 10/18/2006 @ 4.56%		25,000,000	—
Swap Option on 6 Month Eurlibor, expiring 07/02/2007 @ 4.10%		20,000,000	(398,575)
Swap Option on 6 Month Eurobor, expiring 07/02/2007 @ 4.10%		30,000,000	(597,862)
U.S. Treasury Bill Futures, expiring 11/21/2006 , Strike Price $111.00		76,800	(1,452,000)

			(11,928,090)

Total Outstanding Options Written (premiums received $9,320,688)			(15,275,122)

Total Investments, Net of Outstanding Options Written—108.5% (cost $3,043,290,342) (o)			3,029,253,448
LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (8.5)%			(238,267,810)

NET ASSETS — 100.0%			$2,790,985,638

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

FSA	Financial Security Assurance

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MBIA	Municipal Bond Insurance Corporation

MXP	Mexican Peso

NR	Not Rated by Moody’s or Standard & Poor’s

PLZ	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

TWD	Taiwan Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $267,579,723. The aggregate market value of $267,585,940 is approximately 9.6% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2006, 3 securities representing $ 840,497 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation (Depreciation)

Long Positions:
4,921	90 Day Euro Dollar	Dec 06	$1,165,832,387	$1,164,616,162	$(1,216,225)
2,832	90 Day Euro Dollar	Mar 07	673,444,675	671,361,000	(2,083,675)
3,769	90 Day Euro Dollar	Jun 07	894,304,326	894,996,163	691,837
3,850	90 Day Euro Dollar	Sep 07	913,109,913	915,578,125	2,468,212
2,473	90 Day Euro Dollar	Dec 07	586,752,225	588,635,825	1,883,600
1,073	90 Day Euro Dollar	Mar 08	254,673,488	255,467,888	794,400
86	90 Day Euro Dollar	Jun 08	20,389,525	20,472,300	82,775
96	90 Day Sterling	Jun 07	21,288,547	21,295,287	6,740
168	90 Day Sterling	Sep 07	37,253,718	37,286,412	32,694
210	90 Day Sterling	Dec 07	46,560,066	46,627,675	67,609
31	90 Day Sterling	Mar 08	6,873,944	6,885,310	11,366
31	90 Day Sterling	Jun 08	6,876,958	6,886,761	9,803
41	90 Day Sterling	Sep 08	9,098,219	9,110,216	11,997
132	Euro-Bobl	Dec 06	18,380,340	18,403,774	23,434
56	Euro-Bund	Dec 06	8,338,513	8,386,401	47,888
230	5 Year U.S. Treasury Notes	Dec 06	24,121,250	24,272,187	150,937
1,499	10 Year U.S. Treasury Notes	Dec 06	160,536,140	161,985,687	1,449,547
361	30 Year U.S. Treasury Notes	Dec 06	39,887,679	40,578,656	690,977

					$5,123,916

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Jan 07	Buy	BRL	779,515	$354,995	$351,088	$(3,907)
Oct 06	Buy	CAD	7,205,000	6,487,338	6,449,828	(37,510)
Nov 06	Buy	CLP	525,447,250	969,729	981,606	11,877
Mar 07	Buy	CNY	17,084,575	2,210,000	2,196,237	(13,763)
Oct 06	Buy	GBP	847,000	1,604,330	1,586,309	(18,021)
Mar 07	Buy	INR	26,299,850	566,807	569,158	2,351
Nov 06	Buy	JPY	8,070,519,000	70,951,296	68,789,168	(2,162,128)
Dec 06	Buy	KRW	991,100,000	1,042,495	1,049,755	7,260
Feb 07	Buy	KRW	1,287,251,000	1,344,528	1,365,941	21,413
May 07	Buy	KRW	3,261,646,000	3,484,466	3,469,586	(14,880)
Dec 06	Buy	MXP	3,997,676	363,729	362,381	(1,348)
Jan 07	Buy	MXP	5,620,000	506,685	508,142	1,457
Nov 06	Buy	PLZ	2,351,960	758,947	752,524	(6,423)
Dec 06	Buy	RUB	3,103,706	116,222	116,298	76
Jan 07	Buy	RUB	14,250,794	534,639	534,372	(267)
Mar 07	Buy	RUB	87,464,360	3,287,105	3,285,985	(1,120)
Nov 06	Buy	SGD	1,654,807	1,045,249	1,045,110	(139)
Mar 07	Buy	SGD	860,000	547,492	546,306	(1,186)
Oct 06	Buy	TWD	16,682,000	508,226	504,209	(4,017)
Feb 07	Buy	TWD	9,417,000	294,006	287,652	(6,354)
Oct 06	Buy	ZAR	331,128	48,144	42,499	(5,645)
Dec 06	Buy	ZAR	331,128	43,025	42,219	(806)

				$97,069,453	$94,836,373	$(2,233,080)

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Oct 06	Sell	EUR	237,687,000	$302,652,550	$301,958,045	$694,505
Oct 06	Sell	JPY	173,000	1,490	1,471	19
Mar 07	Sell	KRW	654,199,000	686,895	694,666	(7,771)
Oct 06	Sell	ZAR	331,128	43,298	42,514	784

				$303,384,233	$302,696,696	$687,537

Interest rate swap agreements outstanding at September 30, 2006:

Description	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(7)	12/15/35		$5,200	$(4,495)

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(7)	12/20/11		23,100	146,501

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(4)	12/20/16		35,800	613,092

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(7)	12/20/16		1,500	8,333

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	12/20/08		4,700	15,552

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(7)	12/01/36		8,200	4,188

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(2)	12/01/36		3,500	1,788

Pay variable rate payments on the six month Euribor floating rate and receive fixed rate payments of 6.00%.(4)	06/18/34	EUR	12,300	658,220

Pay variable rate payments on the FRC - Excluding Tobacco - Non-Revised Consumer Price Index floating rate and receive fixed rate payments of 2.145%.(5)	10/15/10	EUR	1,200	14,017

Pay variable rate payments on the FRC - Excluding Tobacco - Non-Revised Consumer Price Index floating rate and receive fixed rate payments of 2.1025%.(1)	10/15/10	EUR	5,300	57,184

Pay variable rate payments on the FRC - Excluding Tobacco - Non-Revised Consumer Price Index floating rate and receive fixed rate payments of 2.09%.(6)	10/15/10	EUR	1,200	18,112

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate.(1)	06/15/07	GBP	45,700	(123,337)

Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate.(7)	09/20/09	GBP	24,800	(502,244)

Pay fixed rate payments of 4.00% and receive variable rate payments on the six month LIBOR floating rate.(3)	12/15/35	GBP	1,700	1,213

				$908,124

Broker/Counterparty:

(1)	Barclays Bank PLC

(2)	Deutsche Bank AG

(3)	Merrill Lynch

(4)	Morgan Stanley Capital Services, Inc.

(5)	UBS AG

(6)	BNP Paribas

(7)	Lehman Brothers

Credit default swap agreements outstanding at September 30, 2006:

Description	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 0.05% and the Portfolio will pay to the counterparty at par in the event of default of AIG Zero Coupon, due 11/09/31.(2)	12/20/07	$21,300	$5,275

Receive a fixed rate equal to 1.98% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 12.25%, due 03/06/30.(3)	03/20/16	1,800	(7,037)

Receive a fixed rate equal to 4.70% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13.(2)	06/20/07	6,000	142,859

Receive a fixed rate equal to 4.75% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13.(2)	06/20/07	400	9,673

Receive a fixed rate equal to 4.75% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13.(3)	06/20/07	700	16,928

Receive a fixed rate equal to 4.70% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0% due 10/01/13.(2)	06/20/07	1,500	35,714

Receive a fixed rate equal to 5.20% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13.(4)	12/20/06	5,800	70,796

Receive a fixed rate equal to 1.95% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13.(5)	09/20/07	1,800	1,936

Receive a fixed rate equal to 0.83% and the Portfolio will pay to the counterparty at par in the event of default of Petroleos Mexicanos 9.5%, due 09/15/27.(1)	07/20/11	2,000	12,633

Receive a fixed rate equal to 0.46% and the Portfolio will pay to the counterparty at par in the event of default of the Russian Federation 5.0%, due 03/31/30.(4)	06/20/07	1,100	2,965

Receive a fixed rate equal to 2.30% and the Portfolio will pay to the counterparty at par in the event of default of Softbank Corp. 1.75%, due 03/31/14.(1)	09/20/07	213,000	3,256

Receive a fixed rate equal to 0.92% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.5%, due 04/08/33.(2)	03/20/16	100	742

Receive a fixed rate equal to 0.92% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.5%, due 04/08/33.(3)	03/20/16	1,200	8,898

			$304,638

Broker/Counterparty

(1)	Barclays Bank PLC

(2)	JPMorgan Chase Bank

(3)	Lehman Brothers, Inc.
(4)	Morgan Stanley Capital Services, Inc.

(5)	HSBC

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 44.1%
ASSET-BACKED SECURITIES — 2.4%
Advanta Mortgage Loan Trust, Series 1994-4, Class A (c)	Aaa	5.705%	11/25/29	$918	$918,394
Argent Securities Inc., Series 2005-W2, Class A2A (c)	Aaa	5.45%	10/25/35	2,541	2,541,187
Argent Securities Inc., Series 2006-M2, Class A2A (c)	Aaa	5.378%	09/25/36	4,046	4,046,071
Asset Backed Funding Certificates, Series 2005-He2, Class A2A (c)	Aaa	5.44%	06/25/35	118	117,914
Centex Home Equity, Series 1999-3, Class A2 (c)	Aaa	5.73%	10/25/30	1,733	1,736,233
Citigroup Mortgage Loan Trust, Inc., Series 2005-He3, Class A2A (c)	Aaa	5.44%	09/25/35	40	40,488
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1 (c)	Aaa	5.38%	10/25/36	6,100	6,098,110
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2 (c)	Aaa	5.68%	07/25/32	90	89,874
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2 (c)	Aaa	5.70%	08/25/32	105	104,682
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1 (c)	Aaa	5.41%	05/25/36	3,278	3,278,081
First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FF5, Class A2 (c)	Aaa	6.052%	03/25/34	24	24,180
First NLC Trust, Series 2005-2, Class AV1 (c)	Aaa	5.44%	09/25/35	105	105,399
Home Equity Asset Trust, Series 2005-8, Class 2A1 (c)	Aaa	5.44%	02/25/36	3,534	3,534,723
Long Beach Mortgage Loan Trust, Series 2004-6, Class 1A1 (c)	AAA(d)	5.53%	11/25/34	1,422	1,423,280
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A1 (c)	Aaa	5.45%	09/25/35	1,954	1,954,643
Renaissance Home Equity Loan Trust, Series 2003-3, Class A (c)	Aaa	5.83%	12/25/33	700	706,104
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A (c)	Aaa	5.69%	11/25/34	738	740,985
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2 (c) (g)	Aaa	5.57%	10/25/35	7,200	7,212,375

Total Asset-Backed Securities (cost $34,669,151)					34,672,723

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8%
American Home Mortgage Investment Trust, Series 2004-4, Class 5A (c)	Aaa	4.44%	02/25/45	3,375	3,303,525
Banc of America Funding Corp., Series 2006-A, Class 1A1 (c)	AAA(d)	4.62%	01/20/36	3,920	3,859,238
Banc of America Mortgage Securities, Series 2002-K, Class 2A1 (c)	AAA(d)	5.405%	10/20/32	821	823,537
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-2, Class IIIA (c)	Aaa	5.405%	06/25/31	153	154,169
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 (c)	Aaa	4.799%	01/25/34	1,660	1,641,100
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A (c)	AAA(d)	4.70%	12/25/35	7,743	7,626,591
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class Moa1, 144A (c) (g)	Aaa	5.51%	03/15/20	9,000	9,001,237
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 (c)	AAA(d)	6.25%	12/25/33	778	776,213
Countrywide Alternative Loan Trust, Series 2005-11, Class 2A8 (c)	Aaa	4.50%	06/25/35	704	694,602
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 4A2 (c)	AAA(d)	5.73%	08/25/18	622	625,196
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 1A3, 144A (g)	Aaa	6.00%	11/25/26	10,619	10,553,838

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 2A, 144A (g)	Aaa	6.50%	01/25/34	$764	$779,392
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A1 (c)	Aaa	5.67%	02/25/35	2,318	2,328,521
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A1 (c)	Aaa	5.745%	04/25/35	2,185	2,199,323
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 2A1 (c)	Aaa	5.62%	02/28/35	5,552	5,568,881
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1, 144A (c) (g)	Aaa	5.67%	06/25/35	6,217	6,207,305
CS First Boston Mortgage Securities Corp., Series 2002, Class P-3A, 144A (c) (g)	Aaa	5.88%	09/27/32	1,347	1,347,229
CS First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%	04/25/33	231	232,125
Fannie Mae, Series 1988-22, Class A (c)	Aaa	5.527%	08/25/18	12	12,122
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%	11/25/23	119	125,983
Fannie Mae, Series 2003-67, Class GN	Aaa	3.50%	01/25/25	782	765,386
Fannie Mae, Series 2003-83, Class A	Aaa	4.25%	04/25/28	5,990	5,903,673
Fannie Mae, Series 2004-11, Class A	Aaa	5.45%	03/25/34	410	410,320
Fannie Mae, Series 2004-41, Class PB	Aaa	3.50%	04/25/17	472	468,648
Federal National Mortgage Assoc., Series 2006-5, Class 3A2 (c)	Aaa	4.678%	05/25/35	300	295,669
FHLMC Structured Pass Through Securities, Series T-57, Class 1A1	Aaa	6.50%	07/25/43	4,010	4,098,070
FHLMC Structured Pass Through Securities, Series T-59, Class 1A2	Aaa	7.00%	10/25/43	2,161	2,237,586
FHLMC Structured Pass Through Securities, Series T-62, Class 1A1 (c)	Aaa	5.632%	10/25/44	17,910	18,091,112
FHLMC Sttructured Pass Through Securities, Series T-61, Class 1A (c)	Aaa	5.832%	07/25/44	5,389	5,456,398
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A (c)	Aaa	5.63%	08/15/32	4,939	4,949,308
Freddie Mac, Series 2538, Class CA	Aaa	5.00%	04/15/16	2,025	2,006,320
Freddie Mac, Series 2544, Class PN	Aaa	4.50%	03/15/26	1,114	1,103,148
Freddie Mac, Series 2692, Class YB	Aaa	3.50%	05/15/16	13,091	12,851,463
Freddie Mac, Series 2737, Class XG	Aaa	4.00%	11/15/22	8,300	8,159,211
Freddie Mac, Series 2756, Class MA	Aaa	5.00%	06/15/16	4,800	4,789,425
Freddie Mac, Series 2828, Class EN	Aaa	4.50%	10/15/23	8,300	8,181,745
Freddie Mac, Series 2839, Class DG	Aaa	5.00%	06/15/16	964	961,344
Freddie Mac, Series 2887, Class LB	Aaa	5.00%	12/15/19	1,950	1,941,503
Freddie Mac, Series 2905, Class UY	Aaa	4.00%	10/15/23	629	617,176
Freddie Mac, Series 2957, Class HA	Aaa	5.00%	01/15/27	254	252,458
GE Capital Commerical Mortgage Corp., Series 2002-3A, Class A1 (c)	AAA(d)	4.229%	12/10/37	3,183	3,118,350
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%	09/25/34	6,253	6,220,114
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%	06/20/28	2,637	2,711,567
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 (c)	Aaa	5.56%	06/25/45	1,652	1,652,806
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa	6.00%	04/01/34	12,131	12,096,560
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1 (c)	Aaa	3.402%	06/25/34	830	829,209
GSR Mortgage Loan Trust, Series 2005-Ar2, Class 2A1 (c)	AAA(d)	5.479%	05/25/36	5,218	5,280,960
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 (c)	AAA(d)	4.54%	09/25/35	4,159	4,101,419
Lehman XS Trust, Series 2006-12N, Class A1A1 (c)	Aaa	5.41%	08/25/46	5,961	5,962,480
Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3 (c)	AAA(d)	5.45%	01/25/36	1,307	1,305,462

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Structured Asset Mortgage Investments, Inc., Series 2006- Ar3, Class 2A1 (c)	Aaa	5.55%	02/25/36	$3,717	$3,722,106
Structured Asset Securities Corp., Series 2005-S5, Class A1 (c)	Aaa	5.43%	08/25/35	1,374	1,374,521
Washington Mutual, Inc., Series 2002-AR11, Class A1 (c)	Aaa	5.106%	10/25/32	1,091	1,083,931
Washington Mutual, Inc., Series 2002-AR2, Class A (c)	Aaa	5.427%	02/27/34	528	536,599
Washington Mutual, Inc., Series 2003-R1, Class A1 (c)	Aaa	5.60%	12/25/27	1,945	1,944,078
Washington Mutual, Inc., Series 2005-AR1, Class A1A (c)	Aaa	5.65%	01/25/45	156	156,217
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A (c)	Aaa	5.64%	01/25/45	2,390	2,404,225
Wells Fargo Mortgage Backed Securities Trust, Series 2005-Ar12, Class 2A4 (c)	Aaa	4.32%	07/25/35	4,100	4,008,318

Total Collateralized Mortgage Obligations (cost $199,603,559)					199,909,012

CORPORATE OBLIGATIONS — 14.9%
Airlines — 0.1%
United Airlines, Inc., Pass-Thru Cert., Series 01-1, 144A (g) (i)	B2	6.831%	09/01/08	1,800	1,836,000

Automobile Manufacturers — 1.1%
DaimlerChrysler NA Holding Co., Gtd. Notes (c)	Baa1	5.64%	03/07/07	8,980	8,981,850
DaimlerChrysler NA Holding Co., Notes (c)	Baa1	4.125%	03/07/07	4,600	4,573,596
DaimlerChrysler NA Holding Corp., Gtd. Notes (c)	Baa1	5.82%	03/13/09	2,700	2,701,277

					16,256,723

Cable Television — 0.2%
CSC Holdings, Inc., Sr. Notes	B2	7.25%	07/15/08	1,900	1,919,000
CSC Holdings, Inc., Sr. Notes	B2	7.875%	12/15/07	377	382,655

					2,301,655

Electronic Components & Equipment — 2.4%
Dominion Resources, Inc., Sr. Notes	Baa2	5.664%	09/28/07	11,100	11,103,008
Entergy Gulf States, Inc., 1st Mortgage, 144A (g)	Baa3	6.02%	12/08/08	6,300	6,311,151
Nisource Finance Corp., Gtd. Notes	Baa3	3.20%	11/01/06	3,115	3,109,328
Nisource Finance Corp., Gtd. Notes	Baa3	5.968%	11/23/09	4,300	4,299,127
Progress Energy, Inc., Sr. Unsec’d. Notes	A3	5.802%	11/14/08	7,400	7,411,204
Southwestern Public Service Co., Sr. Notes	Baa1	5.125%	11/01/06	2,900	2,898,886

					35,132,704

Entertainment & Leisure — 0.3%
Time Warner, Inc., Notes	Baa2	8.18%	08/15/07	4,200	4,297,570

Financial - Bank & Trust — 1.4%
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.52%	09/15/08	7,000	7,017,346
Riggs Capital Trust II, Gtd. Notes	A3	8.875%	03/15/27	1,560	1,650,167
Riggs Capital Trust, Gtd. Notes	A3	8.625%	12/31/26	3,000	3,146,220
Riggs Capital Trust, Gtd. Notes, 144A (g)	A3	8.875%	03/15/27	850	899,129
Royal Bank of Scotland PLC, Gtd. Notes (g)	Aa1	5.52%	04/11/08	3,800	3,802,090
VTB Capital SA, Sr. Notes, 144A (Luxembourg)(g)	A2	6.14%	09/21/07	4,400	4,420,112

					20,935,064

Financial - Brokerage — 1.0%
Goldman Sachs Group, Inc., Notes	Aa3	5.664%	06/28/10	6,400	6,432,115
Goldman Sachs Group, Inc., Sr. Notes	Aa3	5.479%	06/23/09	8,300	8,301,718

					14,733,833

Financial Services — 5.5%
Bombardier Capital, Inc., Keepwell Agreement, 144A (g)	NR	7.09%	03/30/07	1,000	1,000,400
Citigroup Global Markets Holdings, Inc., Notes	Aa1	5.49%	03/17/09	7,800	7,806,606
Citigroup, Inc., Notes	Aa1	5.408%	12/26/08	3,900	3,901,786

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d)
Federal Home Loan Mortgage Corp.	Aaa	4.25	%(v)	08/25/09	$1,165	$1,149,599
Ford Motor Credit Co., Notes	Baa2	5.59%		03/13/07	2,000	1,984,600
Ford Motor Credit Co., Notes	B1	6.194%		09/28/07	1,400	1,387,196
Freddie Mac, Notes	Aaa	4.48%		09/19/08	18,300	18,123,387
General Electric Capital Corp., Notes	Aaa	5.49%		06/15/09	2,400	2,405,362
General Electric Capital Corp., Notes	Aaa	5.506%		05/10/10	6,500	6,500,416
General Motors Acceptance Corp., Notes	Ba1	6.243%		03/20/07	3,000	2,989,872
General Motors Acceptance Corp., Notes	Ba1	6.407%		01/16/07	2,900	2,897,674
Lehman Brothers Holdings, Inc., Notes	A1	5.559%		12/23/10	4,200	4,206,703
MBNA Europe Funding PLC, Gtd. Notes, 144A (United Kingdom)(g)	Aa1	5.49%		09/07/07	9,800	9,807,487
Merrill Lynch & Co., Inc., Notes	Aa3	5.494%		08/14/09	3,800	3,799,920
Morgan Stanley, Sr. Notes	Aa3	5.55%		02/09/09	3,900	3,904,528
National Australia BankLtd., Sr. Unsec’d Notes (g)	Aa3	5.43%		09/11/09	7,200	7,198,740

						79,064,276

Food — 0.4%
Heinz (H.J.) Co., Notes, 144A (g)	Baa2	6.428%		12/01/20	5,700	5,817,648

Hotels & Motels — 0.5%
Host Marriott Corp., Gtd. Notes	Ba2	9.25%		10/01/07	2,279	2,350,219
Mandalay Resort Group, Sr. Notes	Ba2	6.50%		07/31/09	900	901,125
Mirage Resorts, Inc., Notes	Ba2	6.75%		08/01/07	800	804,000
Mirage Resorts, Inc., Sr. Notes	Ba2	7.25%		10/15/06	589	589,000
Park Place Entertainment Corp., Sr. Notes	Baa3	8.50%		11/15/06	1,760	1,764,819
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	9.375%		02/15/07	500	505,000

						6,914,163

Machinery & Equipment — 0.1%
Siemens Financieringsmaatschappij NV, Notes (g)	Aa3	5.466%		08/14/09	1,100	1,099,250

Medical Supplies & Equipment
HCA, Inc., Notes	Ba2	5.25%		11/06/08	500	493,750

Oil & Gas — 0.7%
Transcontinental Gas Pipe Line Corp., Notes	Ba1	6.25%		01/15/08	750	748,125
Transcontinental Gas Pipe Line Corp., Notes, 144A (g)	Ba1	6.787%		04/15/08	1,000	1,001,250
Transocean, Inc., Notes	Baa1	5.591%		09/05/08	7,200	7,200,115
Williams Cos., Inc., Notes, 144A (g)	Ba2	6.375%		10/01/10	700	696,500

						9,645,990

Retail & Merchandising — 0.2%
JC Penney & Co., Notes	Baa3	6.50%		12/15/07	2,910	2,939,953

Telecommunications — 0.4%
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.58%		08/15/08	3,600	3,600,691
Quest Corp., Notes	Ba2	5.625%		11/15/08	1,674	1,661,445

						5,262,136

Utilities — 0.6%
CMS Energy Corp., Sr. Notes	Ba3	8.90%		07/15/08	1,900	1,990,250
CMS Energy Corp., Sr. Notes	Ba3	9.875%		10/15/07	1,750	1,817,812
Dominion Resources, Inc., Sr. Notes	Baa2	3.66%		11/15/06	1,400	1,397,011
Ohio Edison Co., Notes, 144A (g)	Baa2	5.647%		06/15/09	500	502,777
Ohio Edison Co., Sr. Notes	Baa2	4.00%		05/01/08	1,205	1,179,652
Public Service Enterprise Group, Inc., Notes	Baa2	5.765%		09/21/08	1,700	1,699,978

						8,587,480

Total Corporate Obligations (cost $215,339,869)						215,318,195

FOREIGN GOVERNMENT BONDS — 0.1%
Federal Republic of Brazil (Brazil)	Ba2	7.875%		03/07/15	25	27,400

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Federal Republic of Brazil (Brazil)	Ba2	8.75%	02/04/25	$25	$29,775
Federal Republic of Brazil(Brazil)	Ba2	8.875%	10/14/19- 04/15/24	50	59,712
Republic of Peru (Brazil)	Ba3	9.125%	01/15/08	1,000	1,045,000
Russian Federation (Russia)	Baa3	8.25%	03/31/10	489	513,386

Total Foreign Government Bonds (cost $1,658,019)					1,675,273

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.4%
Federal Home Loan Mortgage Corp.	4.563%	01/01/34	287	283,278
Federal Home Loan Mortgage Corp.	6.00%	08/01/29-04/01/33	6,578	6,611,485
Federal Home Loan Mortgage Corp.	6.126%	12/01/26	50	51,116
Federal Home Loan Mortgage Corp.	6.988%	07/01/29	177	179,737
Federal Home Loan Mortgage Corp.	8.50%	01/01/25	379	405,813
Federal National Mortgage Assoc.	3.852%	10/01/33	6,970	6,827,933
Federal National Mortgage Assoc.	5.00%	10/01/17-03/01/21	50,290	49,420,339
Federal National Mortgage Assoc.	5.08%	05/01/25	55	54,838
Federal National Mortgage Assoc.	5.194%	03/01/17	339	339,932
Federal National Mortgage Assoc.	5.215%	04/01/24	123	124,164
Federal National Mortgage Assoc.	5.50%	12/01/34-10/01/35	35,977	35,451,129
Federal National Mortgage Assoc.	5.547%	04/01/32	63	64,186
Federal National Mortgage Assoc.	6.00%	04/01/12-11/01/17	2,164	2,198,014
Federal National Mortgage Assoc.	6.262%	12/01/29	89	90,488
Federal National Mortgage Assoc.	6.50%	10/12/36	2,500	2,545,312
Federal National Mortgage Assoc.	6.661%	01/01/25	15	15,233
Government National Mortgage Assoc.	4.75%	07/20/17-07/20/24	131	131,376
Government National Mortgage Assoc.	5.125%	11/20/29	415	418,264
Government National Mortgage Assoc.	5.375%	05/20/24-06/20/26	509	513,521
Government National Mortgage Assoc.	6.50%	04/15/26-06/15/29	255	261,534
Government National Mortgage Assoc.	7.00%	01/15/24-08/15/25	79	83,713
Government National Mortgage Assoc.	8.00%	06/20/30-01/20/32	1,271	1,339,291
Government National Mortgage Assoc.	8.50%	10/15/29-01/15/31	328	350,681

Total U.S. Government Agency Mortgage-Backed Securities (cost $108,785,539)				107,761,377

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal Home Loan Bank	3.15%	08/13/07	2,680	2,634,247
Federal Home Loan Bank	3.50%	10/22/07-08/05/08	5,000	4,878,146
Federal Home Loan Bank	3.73%	01/04/08	1,400	1,377,305
Federal Home Loan Bank	3.85%	12/21/07	320	315,367
Federal Home Loan Bank	4.00%	07/17/08-03/17/09	3,000	2,960,142
Federal Home Loan Bank	4.01%	10/28/08	1,075	1,053,626

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	4.25%	07/30/09	$5,571	$5,456,813
Federal Home Loan Bank	4.50%	06/12/13	5,500	5,294,938
Federal Home Loan Bank	5.25%	08/25/08	1,715	1,722,520
Federal Home Loan Mortgage Corp.	4.00%	05/23/08	1,400	1,377,902
Federal Home Loan Mortgage Corp.	4.24%	07/30/09	19,700	19,295,638
Federal National Mortgage Assoc.	4.02%	05/07/09	755	737,679
Federal National Mortgage Assoc.	4.25%	07/30/09	23,525	23,057,652

Total U.S. Government Agency Obligations (cost $69,927,300)				70,161,975

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds	4.50%	11/15/10	5,000	4,982,810
U.S. Treasury Notes	4.00%	03/15/10	3,600	3,531,658

Total U.S. Treasury Obligations (cost $8,576,138)				8,514,468

			Units	Value

RIGHTS*
United Mexican States Value Recovery Rights Series E (Mexico) (cost $0)			5,500,000	108,625

Total Long-term Investments (cost $638,559,575)				638,121,648

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS— 55.3%
CERTIFICATES OF DEPOSIT (n)— 2.8%
Wells Fargo	5.27%	11/03/06	40,000	40,000,000

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (n)— 35.9%
Abbey National North American LLC	A1+	5.245%	10/03/06	3,900	3,899,432
ASB Bank Ltd. (cost $7,780,221; purchased 07/21/06)(h)	A1+	5.37%	10/19/06	7,800	7,780,556
Bank of America Corp.	A1+	5.268%	11/20/06	40,100	39,812,358
Bank of America Corp.	A1+	5.275%	12/01/06	4,000	3,964,933
Barclays US	A1+	5.405%	10/20/06	39,300	39,196,248
CBA (DE) Finance	A1+	5.245%	10/25/06	33,000	32,889,418
CBA (DE) Finance	A1+	5.24%	10/30/06	400	398,370
Cox Communications, Inc. (cost $3,859,000; purchased 07/12/06)(h)	A3	5.619%	01/16/07	3,859	3,859,000
Cox Communications, Inc. (cost $5,300,000; purchased 09/11/06)(h)	A3	5.58%	03/15/07	5,300	5,300,000
Danske Corp. (cost $39,434,604; purchased 09/14/06)(h)	A1+	5.37%	10/30/06	39,600	39,437,376
Danske Corp. (cost $1,092,102; purchased 08/16/069)(h)	A1+	5.275%	11/20/06	1,100	1,092,154
Danske Corp. (cost $3,149,552; purchased 07/26/06)(h)	A1+	5.255%	01/18/07	3,200	3,149,792
Fortis Funding LLC (cost $39,470,046; purchased 09/25/06)(h)	A1+	5.37%	10/24/06	39,600	39,471,982

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Fortis Funding LLC (cost $4,086,274; purchased 07/26/06)(h)	A1+	5.24%	10/25/06	$4,100	$4,086,274
ING US Funding LLC	A1+	5.34%	10/16/06	39,700	39,618,328
ING US Funding LLC	A1+	5.24%	10/26/06	2,000	1,993,013
Lloyds TSB Bank	A1+	5.245%	10/27/06	39,600	39,455,762
Societe Generale	A1+	5.265%	12/21/06	40,100	39,633,946
Societe Generale	A1+	5.245%	01/08/07	4,000	3,943,051
Spintab AB	A1	5.27%	11/17/06	40,100	39,828,945
Svenska Handelsbank	A1+	5.24%	11/27/06	39,600	39,277,831
UBS Finance	A1+	5.26%	12/01/06	40,000	39,651,332
UBS Finance	A1+	5.245%	01/08/07	4,000	3,943,051
Viacom, Inc. (cost $4,600,000; purchased 09/19/06)(h)	A2-	5.60%	03/22/07	4,600	4,599,420
Viacom, Inc. (cost $2,900,000; purchased 08/21/06)(h)	A2-	Zero	05/29/07	2,900	2,900,000
Westpac Banking Corp. (cost $39,905,758; purchased 08/21/06)(h)	A1+	5.27%	11/21/06	40,200	39,907,431

Total Commercial Paper (cost $519,075,329)					519,090,003

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (n)— 0.2%
U.S. Treasury Bills	4.96%	11/30/06	2,000	1,984,706
U.S. Treasury Bills	4.78%	12/14/06	300	297,132

Total U.S. Treasury Obligations (cost $2,280,851)				2,281,838

REPURCHASE AGREEMENT — 0.3%
U.S. Treasury Repurchase Agreements, dated 09/29/06, maturing 10/02/06, repurchase price $5,002,104 (Collateralized by U.S. Treasury Notes, par value $5,070,000 market value $5,104,060)	5.05%	10/02/06	5,000	5,000,000

	Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Dryden Core Investment Fund - Taxable Money Market Series (w)	5,673,277	5,673,277

	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FOREIGN TREASURY BILLS (n)— 15.7%
Dutch Treasury Bill (Netherlands)	3.17%	11/30/06	EUR	$66,460	83,851,804
France Discount Treasury Bill (France)	2.83%	10/12/06	EUR	1,000	1,267,014
France Discount Treasury Bill (France)	3.03%	12/07/06	EUR	16,290	20,539,475
France Discount Treasury Bill (France)	3.25%	12/28/06	EUR	1,640	2,063,512
France Discount Treasury Bill (France)	3.25%	01/18/07	EUR	26,600	33,406,761
German Treasury Bill (Germany)	2.87%	10/18/06	EUR	42,800	54,203,239
German Treasury Bill (Germany)	3.02%	12/13/06	EUR	25,000	31,504,166

Total Foreign Treasury Bills (cost $227,356,281)					226,835,971

		Contracts/ Notional Amounts	Value

OUTSTANDING OPTIONS PURCHASED*
Call Options
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 5.00%	GBP	30,200,000	$168,729
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 5.063%	GBP	14,000,000	82,620
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.25%		31,700,000	265,139
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.50%		54,700,000	1
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.50%		31,600,000	—

Total Outstanding Options Purchased (cost $795,649)			516,489

Total Short-Term Investments (cost $800,181,387)			799,397,578

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Total Investments, Before Outstanding Options Written—99.4% (cost $1,438,740,962)			1,437,519,226

OUTSTANDING OPTIONS WRITTEN
Call Options
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	4,000,000	(75,684)
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	8,600,000	(181,632)
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.50%		13,500,000	—
Swap Option on 3 Month LIBOR, expiring 10/04/2006 @ 4.54%		23,500,000	—
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%		14,100,000	(280,872)

Total Outstanding Options Written (premium received $828,331)			(538,188)

Total Investments, Net of Outstanding Options Written—99.4% (cost $1,437,912,631)			1,436,981,038
Other Assets in Excess of Liabilities(u) — 0.6%			9,164,370

NET ASSETS — 100.0%			$1,446,145,408

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR	Not Rated by Moodys or Standard & Poor’s

EUR	Euro

GBP	British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $151,577,557. The aggregate market value of $151,583,985 is approximately 10.5% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(u)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation

Long Positions:
130	90 Day Euro Dollar	Sep 07	$30,720,625	$30,915,625	$195,000
576	90 Day Euro Dollar	Dec 07	136,739,700	137,102,400	362,700
576	90 Day Euro Dollar	Mar 08	136,785,925	137,138,400	352,475
576	90 Day Euro Dollar	Jun 08	136,792,200	137,116,800	324,600
446	90 Day Euro Dollar	Sep 08	106,047,650	106,136,850	89,200
538	90 Day Sterling	Dec 06	119,263,935	119,455,663	191,728

					$1,515,703

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Jan 07	Buy	BRL	576,937	$262,740	$259,849	$(2,891)
Dec 06	Buy	CLP	131,805,771	245,062	246,154	1,092
Mar 07	Buy	CNY	92,598,185	11,890,000	11,903,989	13,989
Oct 06	Buy	EUR	6,193,000	7,877,496	7,853,058	(24,438)
Nov 06	Buy	JPY	6,011,066,000	52,648,280	51,235,396	(1,412,884)
Jan 07	Buy	MXP	2,948,829	265,859	266,624	765
Nov 06	Buy	PLZ	2,241,825	721,773	717,286	(4,487)
Dec 06	Buy	RUB	15,189,682	568,795	569,168	373
Jan 07	Buy	RUB	6,566,802	246,363	246,240	(123)
Oct 06	Buy	ZAR	3,590,000	521,969	460,762	(61,207)
Dec 06	Buy	ZAR	3,590,000	466,467	457,725	(8,742)

				$75,714,804	$74,216,251	$(1,498,553)

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Oct 06	Sell	EUR	191,555,260	$243,742,044	$242,971,018	$771,026
Oct 06	Sell	GBP	1,906,000	3,625,786	3,568,687	57,099
Oct 06	Sell	JPY	960,000,000	8,225,164	8,126,984	98,180
Oct 06	Sell	ZAR	3,590,000	469,425	460,922	8,503

				$256,062,419	$255,127,611	$934,808

Interest rate swap agreements outstanding at September 30, 2006:

Description	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 4.00%.(1)	6/21/2007	$182,000	$486,129

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(3)	12/20/2011	29,500	189,542

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(6)	12/20/2011	15,000	95,130

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	12/20/2008	693,600	2,296,534

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(4)	12/20/2008	52,500	173,716

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(2)	12/20/2008	244,700	809,682

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(5)	12/20/2008	212,300	702,475

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	12/20/2008	73,400	242,872

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(2)	12/20/2016	188,200	(1,245,965)

			$3,750,115

Brokers/Counterparties

(1)	Morgan Stanley Capital Services, Inc.

(2)	Goldman Sachs Capital Markets, L.P.

(3)	UBS AG

(4)	Barclays Bank PLC

(5)	Lehman Brothers, Inc.

(6)	JPMorgan Chase Bank

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER — 42.9%
AB Spintab Swedmortgage	P-1	5.27%	12/07/06	$25,000	$24,758,458
Amsterdam Funding Corp., 144A	P-1	5.27%	10/17/06	15,000	14,967,062
Bank of America Corp.	P-1	5.26%	10/10/06	5,577	5,570,481
BASF AG, 144A	P-1	5.27%	10/10/06	33,892	33,852,309
Cafco LLC, 144A	P-1	5.32%	10/06/06	37,048	37,026,100
CaisseNationale Des Caisses Depar, 144A	P-1	5.27%	11/01/06	3,345	3,330,310
Citigroup Funding, Inc.	P-1	5.27%	11/29/06	1,513	1,500,154
Daimlerchrysler Revolving Auto Conduit LLC	P-1	5.27%	10/10/06	32,773	32,734,619
Daimlerchrysler Revolving Auto Conduit LLC	P-1	5.27%	11/14/06	39,353	39,105,284
Falcon Asset Securities Corp., 144A	P-1	5.265%	10/11/06	4,395	4,389,215
Falcon Asset Securities Corp., 144A	P-1	5.27%	10/17/06	12,500	12,472,552
Falcon Asset Securities Corp., 144A	P-1	5.265%	10/26/06	32,094	31,981,350
General Electric Capital Corp.	P-1	5.27%	11/14/06	1,300	1,291,817
HSH Nordbank AG NY	P-1	5.26%	10/05/06	40,000	39,982,467
ING America Insurance Holdings	P-1	5.29%	10/20/06	20,020	19,967,047
Irish Life and Permanent PLC, 144A	P-1	5.32%	10/12/06	5,250	5,242,242
Long Lane Master Trust, 144A	P-1	5.27%	10/06/06	35,000	34,979,506
Nordeutsche Landesbank, 144A	P-1	5.285%	10/11/06	65,000	64,914,119
Nordeutsche Landesbank, 144A	P-1	5.27%	10/13/06	40,000	39,935,589
Nordeutsche Landesbank, 144A	P-1	5.27%	10/17/06	3,800	3,791,656
Northern Rock PLC, 144A	P-1	5.27%	10/10/06	50,000	49,941,444
Northern Rock PLC, 144A	P-1	5.27%	10/11/06	22,000	21,971,015
Old Line Funding Corp., 144A	P-1	5.27%	10/03/06	5,905	5,904,136
Park Granada LLC, 144A	P-1	5.29%	10/26/06	17,646	17,583,768
PB Finance Delaware	P-1	5.35%	10/06/06	90,000	89,946,500
PB Finance Delaware	P-1	5.29%	11/06/06	7,580	7,541,016
PB Finance Delaware, 144A	P-1	5.28%	11/15/06	10,000	9,935,467
Preferred Receivable Funding, 144A	P-1	5.26%	10/20/06	9,649	9,623,623
Preferred Receivable Funding, 144A	P-1	5.26%	10/23/06	8,753	8,726,143
Prudential PLC, 144A	P-1	5.38%	10/16/06	25,000	24,947,694
Sheffield Receivables, 144A	P-1	5.27%	10/23/06	70,000	69,784,808
St. George Bank Ltd., 144A	P-1	5.27%	10/20/06	6,312	6,295,368
Tulip Funding Corp., 144A	P-1	5.40%	10/16/06	25,037	24,984,422
Tulip Funding Corp., 144A	P-1	5.30%	10/27/06	3,310	3,297,817
UBS Finance Delaware LLC	P-1	5.275%	10/24/06	100,000	99,677,639

AST MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Windmill Funding Corp., 144A	P-1	5.27%	10/10/06	$12,266	$12,251,635
Windmill Funding Corp., 144A	P-1	5.265%	10/19/06	32,000	31,920,440
Windmill Funding Corp., 144A	P-1	5.28%	11/06/06	30,000	29,846,000

					975,971,272

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 20.5%
American Express Centurion	5.30%	07/18/07	14,000	14,000,000
Bank of America NA	5.29%	08/23/07	60,000	60,000,000
Barclays Bank PLC NY	5.275%	04/05/07	30,000	29,996,718
HBOS Treasury Services PLC (c)	5.165%	03/14/07	50,000	50,000,000
M & I Marshall & Ilsley Bank	5.33%	12/11/06	10,000	9,999,985
Nordea Bank AB	5.70%	06/28/07	60,000	60,000,000
Skandinaviska Enskilda Banken AB (c)	4.905%	02/01/07	10,000	10,000,162
Skandinaviska Enskilda Banken NY	5.287%	04/04/07	80,000	79,994,130
State Street Bank and Trust (c)	5.36%	12/15/06	50,000	49,999,060
Suntrust Bank	5.30%	05/01/07	34,665	34,664,677
Wells Fargo & Co.	4.80%	01/16/07	69,000	69,002,396

				467,657,128

CORPORATE OBLIGATIONS — 36.0%
American Express Credit Corp., MTN (c)	5.43%	10/05/07	17,800	17,812,816
American General Finance Corp., 144A, MTN (c)	5.36%	10/15/07	5,000	5,000,000
American Honda Finance Corp., 144A, MTN (c)	5.439%	11/22/06	15,000	15,001,398
Bank of America Corp. (c)	4.875%	12/01/06	15,965	15,967,215
Caja Madrid Exl.	5.369%	10/19/07	24,000	24,000,000
DNB Nor Bank ASA, 144A	5.32%	10/25/07	50,000	50,000,000
Goldman Sachs Group, Inc., MTN (c)	5.647%	01/09/07	45,704	45,722,400
Goldman Sachs Group, Inc., MTN	5.467%	03/30/07	50,000	50,026,594
HSBC Finance Corp., MTN	5.44%	06/01/07	29,000	29,010,657
HSBC Finance Corp., MTN (c)	5.32%	10/05/07	60,000	60,000,000
Irish Life & Permanent PLC, 144A, MTN (c)	5.37%	10/19/07	2,000	2,000,000
JPMorgan Chase and Co., MTN	5.30%	10/02/07	35,000	35,000,000
Merrill Lynch & Co., Inc., MTN (c)	5.537%	12/22/06	11,500	11,504,223
Merrill Lynch & Co., Inc., MTN	5.37%	06/15/07	70,000	70,027,648
Metropolitan Life Insurance Co.	5.83%	04/02/07	38,000	38,000,000
Morgan Stanley (c)	5.64%	01/12/07	27,938	27,949,391
Morgan Stanley (cost $820,124,433) (c)	5.53%	02/15/07	45,000	45,024,262
Morgan Stanley,	5.615%	07/27/07	40,000	40,050,339
National City Bank Cleveland (c)	5.01%	02/14/07	50,000	50,000,000
Nationwide Building Society, 144A (c)	5.425%	10/26/07	72,000	72,029,783
Nationwide Building Society, 144A, MTN (c)	5.36%	10/05/07	5,000	5,000,000
Nordea Bank AB (c)	5.31%	10/09/07	40,000	40,000,000
Northern Rock PLC, 144A, MTN (c)	5.55%	10/20/06	50,000	50,001,652
Suntrust Bank Altanta	5.275%	09/14/07	21,000	20,996,055

				820,124,433

AST MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATION — 2.3%
Federal Home Loan Bank	5.555%	08/15/07	$52,000	$52,000,000

Total Investments—101.7%
(cost $2,315,752,833) †				2,315,752,833
Liabilities in Excess of Other Assets — (1.7)%				(39,127,193)

Net Assets — 100.0%				$2,276,625,640

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

MTN	Medium Term Note

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	1,789,970	$39,075,035
AST Federated Aggressive Growth Portfolio	1,312,872	13,850,804
AST Goldman Sachs High Yield Bond Portfolio	1,709,321	13,845,497
AST Large-Cap Value Portfolio	4,266,105	79,776,157
AST LSV International Value Portfolio	2,644,273	45,455,061
AST Marsico Capital Growth Portfolio	3,225,388	61,153,360
AST Money Market Portfolio	44,393,975	44,393,975
AST PIMCO Total Return Bond Portfolio	17,130,053	194,426,105
AST Small-Cap Value Portfolio	589,078	9,230,854
AST T. Rowe Price Global Bond Portfolio	537,426	6,062,169
AST T. Rowe Price Large-Cap Growth Portfolio	5,820,826	59,488,841
AST T. Rowe Price Natural Resources Portfolio	307,204	8,131,684
AST William Blair International Growth Portfolio	3,123,289	46,911,801

Total Long-Term Investments (cost $610,703,653)		621,801,343

SHORT-TERM INVESTMENTS — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,079,348)	2,079,348	2,079,348

Total Investments(w) — 100.1% (cost $612,783,001)		623,880,691
Liabilities in Excess of Other Assets — (0.1)%		(592,655)

NET ASSETS — 100.0%		$623,288,036

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	451,450	$9,855,143
AST Federated Aggressive Growth Portfolio	340,472	3,591,980
AST High Yield Bond Portfolio	976,624	7,910,654
AST Large-Cap Value Portfolio	1,051,205	19,657,540
AST LSV International Value Portfolio	644,275	11,075,089
AST Marsico Capital Growth Portfolio	812,385	15,402,827
AST Money Market Portfolio	25,246,169	25,246,169
AST PIMCO Total Return Bond Portfolio	10,076,251	114,365,448
AST Small-Cap Value Portfolio	152,856	2,395,256
AST T. Rowe Price Global Bond Portfolio	369,497	4,167,922
AST T. Rowe Price Large-Cap Growth Portfolio	1,445,082	14,768,739
AST T. Rowe Price Natural Resources Portfolio	97,426	2,578,868
AST William Blair International Growth Portfolio	773,313	11,615,155

Total Long-Term Investments (cost $236,260,123)		242,630,790

SHORT-TERM INVESTMENTS — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,145,967)	1,145,967	1,145,967

Total Investments(w) — 100.0% (cost $237,406,090)		243,776,757
Other Assets in Excess of Liabilities		12,165

NET ASSETS — 100.0%		$243,788,922

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the underlying portfolios in which the Portfolio invests.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	8,098,053	$176,780,490
AST Federated Aggressive Growth Portfolio	5,517,532	58,209,967
AST Goldman Sachs High Yield Portfolio	5,042,361	40,843,125
AST Large-Cap Value Portfolio	18,601,658	347,851,012
AST LSV International Value Portfolio	11,681,804	200,810,209
AST Marsico Capital Growth Portfolio	14,018,268	265,786,362
AST Money Market Portfolio	124,560,226	124,560,226
AST PIMCO Total Return Bond Portfolio	48,820,731	554,115,297
AST Small-Cap Value Portfolio	2,950,452	46,233,588
AST T. Rowe Price Global Bond Portfolio	2,041,207	23,024,818
AST T. Rowe Price Large-Cap Growth Portfolio	25,996,734	265,686,620
AST T. Rowe Price Natural Resources Portfolio	1,343,721	35,568,297
AST William Blair International Growth Portfolio	13,711,252	205,943,004

Total Long-Term Investments (cost $2,303,804,015)		2,345,413,015

SHORT-TERM INVESTMENTS — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $7,173,817)	7,173,817	7,173,817

Total Investments (w) —100.1% (cost $2,310,977,832)		2,352,586,832
Liabilities in Excess of Other Assets — (0.1)%		(1,705,358)

NET ASSETS — 100.0%		$2,350,881,474

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the underlying portfolios in which the Portfolio invests.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	11,795,264	$257,490,623
AST Federated Aggressive Growth Portfolio	8,559,042	90,297,894
AST High Yield Bond Portfolio	3,366,055	27,265,045
AST Large-Cap Value Portfolio	27,568,057	515,522,675
AST LSV International Value Portfolio	16,967,055	291,663,673
AST Marsico Capital Growth Portfolio	20,618,657	390,929,729
AST Money Market Portfolio	63,472,721	63,472,721
AST PIMCO Total Return Bond Portfolio	30,387,848	344,902,069
AST Small-Cap Value Portfolio	3,530,754	55,326,910
AST T. Rowe Price Global Bond Portfolio	8,826	99,561
AST T. Rowe Price Large-Cap Growth Portfolio	37,533,716	383,594,580
AST T. Rowe Price Natural Resources Portfolio	2,123,273	56,203,027
AST William Blair International Growth Portfolio	19,813,850	297,604,023

Total Long-Term Investments (cost $2,724,832,588)		2,774,372,530

SHORT-TERM INVESTMENTS — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $9,813,713)	9,813,713	9,813,713

Total Investments(w) — 100.1% (cost $2,734,646,301)		2,784,186,243
Liabilities in Excess of Other Assets — (0.1)%		(1,842,382)

NET ASSETS — 100.0%		$2,782,343,861

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	1,376,193	$30,042,290
AST Federated Aggressive Growth Portfolio	932,465	9,837,510
AST Large-Cap Value Portfolio	3,182,361	59,510,147
AST LSV International Value Portfolio	1,997,069	34,329,622
AST Marsico Capital Growth Portfolio	2,404,340	45,586,278
AST Money Market Portfolio	6,112,226	6,112,226
AST Small-Cap Value Portfolio	522,330	8,184,915
AST T. Rowe Price Large-Cap Growth Portfolio	4,388,666	44,852,164
AST T. Rowe Price Natural Resources Portfolio	208,519	5,519,502
AST William Blair International Growth Portfolio	2,324,675	34,916,618

Total Long-Term Investments (cost $273,752,492)		278,891,272

SHORT-TERM INVESTMENTS — 0.3%
REGISTERED INVESTMENT COMPANY
Dryden Core Investment Fund - Taxable Money Market Series (cost $820,990)	820,990	820,990

Total Investments(w) — 100.0% (cost $274,573,482)		279,712,262
Liabilities in Excess of Other Assets		(110,642)

NET ASSETS — 100.0%		$279,601,620

(w)	Prudential Investments LLC, the co-manager of the Portfolio’s also serves as manager of the underlying portfolios in which the Portfolio invests.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.3%
COMMON STOCKS — 56.0%
Advertising — 0.1%
Focus Media Holding Ltd., ADR (China)	3,500	$202,720

Aerospace & Defense — 1.4%
General Dynamics Corp.	17,843	1,278,808
Honeywell International, Inc.	19,700	805,730
Lockheed Martin Corp.	15,154	1,304,153
Raytheon Co.	11,700	561,717
Thales SA (France)	7,600	337,206
United Technologies Corp.	19,386	1,228,103

		5,515,717

Agriculture/Heavy Equipment — 0.1%
Altria Group, Inc.	5,600	428,680

Airlines — 0.3%
Cathay Pacific Air (Hong Kong)	99,100	203,017
Gol-Linhas Aereas Inteligentes SA, ADR (Brazil)	6,900	237,015
Qantas Airways Ltd. (Australia)	118,700	345,907
Singapore Airlines Ltd. (Singapore)	37,500	344,719

		1,130,658

Auto Components
Rieter Holdings AG (Switzerland)	200	86,129

Auto Parts & Related — 0.1%
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	7,400	542,372

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp.	34,000	213,858

Automobile Manufacturers — 0.9%
Daimler-Chrysler AG (Germany)	3,800	189,901
Fuji Heavy Industries Ltd. (Japan)	71,700	407,893
General Motors Corp.	11,400	379,164
Honda Motor Co. Ltd. (Japan)	22,100	742,747
Toyota Motor Corp. (Japan)	8,400	456,534
Toyota Motor Corp., ADR (Japan)	6,741	734,095
Valeo SA (France)	2,000	71,341
Volkswagen AG (Germany)	5,500	468,533

		3,450,208

Automobiles — 0.3%
Nissan Motor Co. Ltd. (Japan)	43,400	486,080
PSA Peugeot Citroen SA (France)	5,700	321,425
Renault SA (France) *	2,900	332,617

		1,140,122

Automotive Parts — 0.3%
Denso Corp. (Japan)	22,700	797,502
GKN PLC (United Kingdom) *	57,400	308,715
Yokohama Rubber Co. Ltd. (Japan)	45,000	216,000

		1,322,217

Banking — 0.7%
EFG International (Switzerland) *	7,600	249,798
HBOS PLC (United Kingdom)	103,100	2,040,418
Standard Chartered PLC (United Kingdom)	22,000	563,501

		2,853,717

Banks — 0.4%
Bank of America Corp.	27,000	1,446,390
Bank Rakyat Indonesia (Indonesia)	324,500	172,363

		1,618,753

Beverages — 0.7%
Anheuser-Busch Cos., Inc.	15,200	722,152
Asahi Breweries Ltd. (Japan)	12,800	186,596
Coca Cola Hellenic Bottling Co. SA (Greece)	11,300	388,042
Heinekin NV, ADR	18,370	419,679
PepsiCo, Inc.	15,782	1,029,933

		2,746,402

Biotechnology — 0.7%
Genentech, Inc. *	22,261	1,840,985
Genzyme Corp. *	12,440	839,327

		2,680,312

Broadcasting — 0.2%
Liberty Media Holding Corp. - Capital, Series A *	4,800	401,136
Liberty Media Holding Corp. - Interactive, Series A *	21,600	440,208

		841,344

Building Materials — 0.2%
Hanson PLC (United Kingdom)	15,100	218,687
Lafarge SA (France)	3,000	387,264

		605,951

Building Products — 0.1%
Crane Group Ltd. (Australia)	30,800	274,086

Business Services — 0.1%
Chiyoda Corp. (Japan)	10,000	195,556
Ctrip.com International Ltd., ADR (China)	3,800	170,810
KK DaVinci Advisors (Japan) *	134	128,186

		494,552

Capital Markets — 1.1%
Credit Suisse Group (Switzerland) *	8,900	514,947
Daiwa Securities Group, Inc. (Japan)	19,000	221,646
Deutsche Bank AG (Germany) *	3,900	470,605
Goldman Sachs Group, Inc.	12,406	2,098,723
Nomura Holdings, Inc. (Japan)	22,400	394,430

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Schwab, (Charles) Corp.	7,900	$141,410
Tokai Tokyo Securities Co. Ltd. (Japan)	54,000	277,486

		4,119,247

Chemicals — 0.9%
Arkema (France) *	17	802
Asahi Kasei Corp. (Japan)	41,000	262,400
BASF AG (Germany)	7,100	568,551
Bayer AG (Germany)	5,200	265,074
Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	62,000	240,389
Dow Chemical Co.	6,800	265,064
DuPont, (E.I.) de Nemours & Co.	13,900	595,476
Imperial Chemical Industries PLC (United Kingdom)	26,000	193,385
Mitsubishi Chemical Holdings Corp. (Japan)	41,500	259,979
Praxair, Inc. *	6,373	377,027
Syngenta AG (Switzerland) *	2,100	316,734

		3,344,881

Clothing & Apparel — 0.1%
Benetton Group SpA (Italy)	5,600	96,362
Honeys Co. Ltd. (Japan)	3,100	158,248

		254,610

Commercial Banks — 2.6%
ABN AMRO Holding NV (Netherlands)	3,000	87,496
Alliance & Leicester PLC (United Kingdom) *	9,100	185,036
Banche Popolari Unite Scpa (Italy)	10,600	285,226
Banco Ambrosiano Veneto SpA (Italy)	42,300	278,385
Banco Bilbao Vizcaya Argentaria SA (Spain)	15,200	351,758
Banco Popolare di Verona e Novara Scrl (Italy)	9,300	256,967
Banco Santander Central Hispano SA (Spain)	56,800	898,157
Barclays PLC (United Kingdom)	60,200	759,700
BNP Paribas (France)	16,700	1,796,826
CITIC International Financial Holdings Ltd. (Hong Kong)	138,000	79,357
Commonwealth Bank of Australia (Australia)	9,300	317,107
Credit Agricole SA (France)	14,500	636,918
Danske Bank SA (Denmark)	9,300	365,762
HSBC Holdings PLC (United Kingdom)	26,100	476,220
Industrial & Commercial Bank of China (Asia) Ltd. (Hong Kong)	169,000	294,586
Lloyds TSB Group PLC (United Kingdom)	62,000	626,280
Mellon Financial Corp.	17,400	680,340
Nordea Bank AB (Sweden)	37,900	496,496
Royal Bank of Scotland Group PLC (United Kingdom)	14,400	495,827
San Paolo - IMI SpA (Italy)	8,500	179,461
Societe Generale (France)	1,100	175,055
Verwaltungs und Privat Bank AG (Switzerland)	1,100	262,146

		9,985,106

Commercial Services — 0.1%
SGS Societe Generale (Switzerland) *	350	352,393

Commercial Services & Supplies — 0.2%
Boston Scientific Corp. *	17,300	255,867
Waste Management, Inc.	19,400	711,592

		967,459

Computer Services & Software — 0.8%
Iliad SA (France)	1,900	136,607
Infosys Technologies Ltd., ADR (India)	21,400	1,021,422
Microsoft Corp.	38,600	1,054,938
SAP AG (Germany)	2,050	406,564
TomTom NV (Netherlands) *	9,900	416,407

		3,035,938

Computers — 0.4%
Cap Gemini SA (France)	6,500	344,778
High Tech Computer Corp.	3,900	409,500
International Business Machines Corp.	9,300	762,042

		1,516,320

Conglomerates
Citic Pacific Ltd. (Hong Kong)	56,000	172,514

Construction — 0.5%
Interserve PLC (United Kingdom)	18,400	124,024
KB Home	12,892	564,669
Lennar Corp. (Class A Stock)	12,340	558,385
Taylor Woodrow PLC (United Kingdom)	30,000	199,264
Vinci SA (France)	4,800	534,409

		1,980,751

Consumer Finance — 0.1%
American Express Co.	8,500	476,680

Consumer Products — 0.1%
Electrolux AB, Series B (Sweden)	22,100	358,876

Consumer Products & Services — 1.0%
Avon Products, Inc.	17,000	521,220
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	9,200	21,681
L’Oreal (France)	14,700	1,493,095
Newell Rubbermaid, Inc.	20,200	572,064
Pacific Brands Ltd. (Australia)	150,700	284,162
Reckitt Benckiser PLC (United Kingdom)	26,600	1,102,668

		3,994,890

Distribution/Wholesale — 0.1%
Sumitomo Corp. (Japan)	21,000	261,867

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified — 0.1%
Anglo American PLC (United Kingdom)	9,900	$413,913

Diversified Financial Services — 1.5%
Allco Finance Group Ltd. (Australia)	19,300	153,049
Azimut Holding SpA (Italy)	8,500	97,006
Citigroup, Inc.	16,300	809,621
Fannie Mae	8,000	447,280
Fortis (Belgium)	13,800	560,148
ING Groep NV (Netherlands)	17,000	747,809
JPMorgan Chase & Co.	34,100	1,601,336
Merrill Lynch & Co., Inc.	7,900	617,938
U.S. Bancorp	25,900	860,398

		5,894,585

Diversified Financials — 0.4%
Lehman Brothers Holdings, Inc.	20,421	1,508,295

Diversified Machinery — 0.1%
Volvo, AB (Class B Stock) (Sweden)	3,900	232,303

Diversified Manufacturing — 0.1%
FKI PLC (United Kingdom)	96,800	163,572
Tomkins PLC (United Kingdom)	36,100	160,023

		323,595

Diversified Operations — 0.2%
LVMH Moet Hennessy Louis Vuitton (France)	8,400	865,447

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	21,400	696,784
Telestra Corp. Ltd. (Australia)	70,800	195,767
Verizon Communications, Inc.	16,100	597,793

		1,490,344

Electric — 0.1%
Tokyo Electric Power Co. Inc. (Japan)	11,100	319,492

Electric Products
SMK Corp. (Japan)	16,000	109,850

Electric Utilities — 0.2%
Entergy Corp.	8,300	649,309

Electronic Components — 0.6%
Alpine Electronics, Inc. (Japan)	12,900	180,846
Hitachi Ltd. (Japan)	16,000	93,325
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	58,100	707,431
Kansai Electric Power Co., Inc. (The) (Japan)	19,200	442,921
Keyence Corp. (Japan)	2,000	460,529
Scottish Power (United Kingdom)	41,900	511,109

		2,396,161

Electronic Components & Equipment — 0.1%
Sharp Corp. (Japan)	27,000	462,857

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)	10,600	110,734

Electronics — 0.1%
Samsung Electronic Co. Ltd.	1,200	421,200
Schneider Electric SA (France)	900	100,373

		521,573

Energy
Solarworld AG (Germany)	2,200	120,879

Energy Equipment & Services
Halliburton Co.	5,189	147,627

Entertainment — 0.1%
Capcom Co. Ltd. (Japan)	6,100	88,615
Walt Disney Co. (The)	15,700	485,287

		573,902

Entertainment & Leisure — 0.3%
Las Vegas Sands, Inc. *	17,118	1,170,015

Equipment Services — 0.1%
Bluescope Steel Ltd. (Australia)	66,400	320,682

Exchange Traded Funds — 9.0%
Consumer Staples Select Sector SPDR Fund	98,300	3,263,560
Health Care Select Sector SPDR Fund	127,750	3,242,295
iShares Dow Jones Select Dividend Index Fund	39,600	2,626,668
iShares MSCI EAFE Index Fund	56,200	3,805,864
iShares MSCI Emerging Markets Index Fund	13,550	1,311,234
iShares MSCI Germany Index Fund	94,700	2,277,535
iShares MSCI Japan Index Fund	126,400	1,712,720
iShares MSCI Spain Index Fund	49,350	2,323,398
iShares Russell 1000 Growth Index Fund	87,200	4,548,352
iShares Russell 1000 Value Index Fund	58,950	4,543,866
iShares S&P Global 100 Index Fund	48,825	3,433,374
iShares S&P Global Energy Sector Index Fund	21,300	2,185,806

		35,274,672

Farming & Agriculture — 0.2%
AWB Ltd. (Australia)	89,100	217,148
Monsanto Co.	15,581	732,463

		949,611

Finance - Consumer Loans — 0.1%
Cattles PLC (United Kingdom)	23,300	165,668
Promise Co. Ltd. (Japan)	7,700	306,371

		472,039

Financial - Bank & Trust — 2.2%
Anglo Irish Bank Corp. PLC (Ireland)	29,000	476,218
EFG Eurobank Ergasias (Greece)	7,700	235,898

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	6,300	$392,247
Fifth Third Bancorp	16,700	635,936
HDFC Bank Ltd., ADR (India)	9,400	573,870
Mitsubishi Tokyo Financial Group, Inc. (Japan)	97	1,248,169
State Street Corp.	9,700	605,280
UBS AG (Switzerland)	52,045	3,098,026
Wells Fargo & Co.	34,943	1,264,238

		8,529,882

Financial Services — 1.2%
Alpha Credit Bank (Greece)	7,000	186,759
Ameriprise Financial, Inc.	9,400	440,860
Banco Itau Holding Financeira SA, ADR (Brazil)	10,000	300,000
Bancolombia SA, ADR (Columbia)	7,000	200,200
Eurazeo (France)	3,150	362,689
H&R Block, Inc.	8,700	189,138
Macquarie Bank Ltd. (Australia)	11,400	587,528
Man Group PLC (United Kingdom)	56,900	477,283
National Bank of Greece, ADR (Greece)	53,500	465,985
ORIX Corp. (Japan)	4,850	1,340,550

		4,550,992

Food & Beverage — 0.2%
Coca-Cola Co.	18,300	817,644

Food & Staples Retailing — 0.2%
Q.P. Corp. (Japan)	11,400	107,703
Wal-Mart Stores, Inc.	11,700	577,044

		684,747

Food Products — 0.1%
General Mills, Inc.	7,200	407,520

Foods — 0.8%
Archer-Daniels-Midland Co.	21,693	821,731
Campbell Soup Co.	8,600	313,900
Casino Guichard Perrachon SA (France)	3,500	282,047
Dairy Crest Group PLC (United Kingdom)*	13,100	144,223
Groupe Danone (France)	8,700	1,221,250
IAWS Group PLC (Ireland)	6,400	118,812
RHM PLC (United Kingdom)	51,500	268,304
Tate & Lyle PLC (United Kingdom)	2,300	30,984

		3,201,251

Forest Products & Paper — 0.1%
Stora Enso Oyj (Class R Stock)(Finland)	24,500	371,565

Gas Distribution — 0.1%
Centrica PLC (United Kingdom)	34,700	211,316

Healthcare Providers & Services — 0.8%
UnitedHealth Group, Inc.	62,689	3,084,299

Healthcare Services — 0.4%
Burlington North Santa Fe Corp.	19,933	1,463,880
Quest Diagnostics, Inc.	4,478	273,874

		1,737,754

Hotels & Motels — 0.3%
MGM Mirage *	16,105	635,987
Station Casinos, Inc.	7,133	412,501

		1,048,488

Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp. *	30,931	1,053,201

Household Products — 0.4%
Procter & Gamble Co.	26,588	1,647,924

Household Products / Wares
Husqvarna AB (Class B Stock) (Sweden)*	2,100	24,716

Industrial Conglomerates — 0.6%
General Electric Co.	44,900	1,584,970
Tyco International Ltd.	29,700	831,303

		2,416,273

Industrial Products — 0.2%
Rolls-Royce Group PLC (United Kingdom)*	115,800	982,183

Instruments - Controls
Rotork PLC (United Kingdom)	10,600	152,424

Insurance — 2.1%
Aegon N.V. (Netherlands)	14,000	262,563
American International Group, Inc.	10,800	715,608
Aviva PLC (United Kingdom)	8,300	121,682
Baloise Holding (Switzerland)	4,100	402,311
China Life Insurance Co. Ltd. (Hong Kong)*	326,200	638,109
CNP Assurances (France)	1,500	145,509
Genworth Financial, Inc. (Class A Stock)	21,269	744,628
Hartford Financial Services Group, Inc.	6,500	563,875
Irish Life & Permanent PLC (Ireland)	15,400	385,874
Legal & General PLC (United Kingdom)	123,900	330,576
Lincoln National Corp.	6,500	403,520
Manulife Financial Corp. (Canada)	23,000	740,774
Marsh & McLennan Cos., Inc.	36,900	1,038,735
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	170,600	475,938
St. Paul Travelers Cos., Inc. (The)	11,300	529,857
Swiss Re (Switzerland)	7,600	581,647
Zurich Financial Services AG (Switzerland)	1,000	245,712

		8,326,918

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Investment Firms — 0.2%
Morgan Stanley	10,800	$787,428

Iron / Steel
Ssab Svenskt Stal AB, Series B (Sweden)	8,700	154,336

Machinery — 0.4%
Caterpillar, Inc.	10,171	669,252
Georg Fischer AG (Switzerland)*	500	234,316
Heidelberger Druckmaschinen AG (Germany)	3,700	152,530
MAN AG (Germany)*	3,800	321,594
Misumi Corp. (Japan)	6,500	111,428

		1,489,120

Machinery - Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	25,000	431,746

Manufacturing — 0.1%
Hoya Corp. (Japan)	11,800	444,529

Media — 1.2%
CBS Corp. (Class B Stock)	8,600	242,262
Comcast Corp. (Class A Stock)*	57,993	2,137,042
Comcast Corp. (Special Class A Stock)*	3,500	128,835
Dow Jones & Co., Inc.	8,600	288,444
Modern Times Group (Class B Stock) (Sweden)	2,700	139,640
Naspers Ltd. (Class N Stock) (South Africa)	4,800	73,706
New York Times Co. (Class A Stock)	14,200	326,316
Time Warner, Inc.	47,900	873,217
Viacom, Inc. (Class B Stock)*	8,100	301,158

		4,510,620

Medical Supplies & Equipment — 0.8%
Amylin Pharmaceuticals, Inc. *	11,620	512,093
Essilor International SA (France)	4,800	491,498
Johnson & Johnson	12,500	811,750
Luxottica Group SpA (Italy)	28,600	842,467
Nipro Corp. (Japan)	8,000	145,947
Nobel Biocare Holding AG (Switzerland)*	920	226,423

		3,030,178

Metals & Mining — 0.4%
Boehler-Uddeholm AG (Austria)	3,100	174,378
Cameco Corp. (Canada)	11,100	404,476
NSK Ltd. (Japan)	10,000	84,402
Nucor Corp.	5,700	282,093
Rautaruukki Oyj (Finland)	6,100	175,201
ThyssenKrupp AG (Germany)	14,700	495,275

		1,615,825

Mining — 0.1%
Vedanta Resources PLC (United Kingdom)	12,400	270,014

Miscellaneous Manufacturers
NKT Holdings SA (Denmark)	2,000	151,024

Multimedia — 0.2%
Vivendi (France)	16,700	602,048

Non-Ferrous Metals — 0.1%
Minara Resources Ltd. (Australia)	72,400	220,156

Office Equipment — 0.1%
OCE NV (Netherlands)	12,300	197,459
Ricoh Co. Ltd. (Japan)	14,000	278,518

		475,977

Oil & Gas — 2.0%
Baker Hughes, Inc.	16,300	1,111,660
Eni SpA (Italy)	20,000	592,688
Exxon Mobil Corp.	18,400	1,234,640
Motor Oil Hellas Corinth Refineries SA (Greece)	3,000	76,083
Murphy Oil Corp.	12,300	584,865
NiSource, Inc. *	27,200	591,328
Norsk Hydro ASA (Norway)	17,500	390,804
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	28,200	957,266
Royal Dutch Shell PLC, ADR (United Kingdom)	7,400	489,140
Statoil ASA (Norway)	9,900	233,977
Total SA (France)	2,600	170,617
Total SA, ADR (France)	19,700	1,299,018

		7,732,086

Oil & Gas Exploration/Production
Tullow Oil PLC (United Kingdom)	18,200	128,469

Oil, Gas & Consumable Fuels — 1.9%
BG Group PLC (United Kingdom)	87,310	1,060,949
BP PLC (United Kingdom)	106,300	1,158,355
Cairn Energy PLC (United Kingdom)*	8,600	300,305
ChevronTexaco Corp.	19,100	1,238,826
Cosmo Oil Co. Ltd. (Japan)	21,000	86,578
Nippon Oil Corp. (Japan)	60,000	441,905
Osaka Gas Co. Ltd. (Japan)	117,000	408,076
Petroleo Brasileiro SA, ADR (Brazil)	2,800	209,552
Repsol YPF SA (Spain)	13,600	404,753
Saipem SpA (Italy)	24,600	534,667
Sasol Ltd. (South Africa)*	4,700	154,479
Schlumberger Ltd.	18,010	1,117,160
Suncor Energy, Inc. (Canada)	5,700	408,931

		7,524,536

Paper & Forest Products — 0.4%
Bowater, Inc.	7,500	154,275
DS Smith PLC (United Kingdom)	50,700	146,189
Hokuetsu Paper Mills Ltd. (Japan)	11,000	66,768
International Paper Co.	21,500	744,545
New Oji Paper Co. Ltd. (Japan)	22,000	120,499

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Nippon Unipac Group, Inc. (Japan)	100	$362,328
Rengo Co. Ltd. (Japan)	6,000	39,924

		1,634,528

Pharmaceuticals — 2.3%
Abbott Laboratories	9,649	468,556
Altana AG (Germany)	5,100	281,706
AstraZeneca PLC (United Kingdom)	22,250	1,390,599
Bristol-Myers Squibb Co.	9,700	241,724
Celesio AG (Germany)	5,200	271,074
GlaxoSmithKline PLC (United Kingdom)	5,500	146,436
Kyowa Hakko Kogyo Co. Ltd. (Japan)	40,000	281,735
Merck & Co., Inc.	23,400	980,460
Pfizer, Inc.	32,000	907,520
Qaigen NV (Netherlands)*	14,700	230,209
Roche Holding AG (Switzerland)	9,800	1,694,398
Santen Pharmaceutical Co. Ltd. (Japan)	3,200	81,270
Schering-Plough Corp.	22,700	501,443
Tanabe Seiyaku Co. Ltd. (Japan)	28,000	350,815
Teva Pharmaceutical Industries Ltd., ADR (Israel)	13,700	467,033
Wyeth	11,000	559,240

		8,854,218

Printing — 0.1%
Toppan Printing Co. Ltd. (Japan)	20,000	221,799

Real Estate — 0.9%
Aeon Mall Co. Ltd. (Japan)	5,000	264,127
CapitaLand Ltd. (Singapore)	251,000	798,080
Esprit Holdings Ltd. (Hong Kong)	49,000	446,875
Hopson Development Holdings Ltd. (Hong Kong)	42,000	84,748
Li & Fung Ltd. (Hong Kong)	221,000	549,192
Northern Rock PLC (United Kingdom)	28,700	627,639
Raiffeisen International Bank Holding AG (Austria)*	2,500	266,291
St. Joe Co. (The)	7,348	403,185

		3,440,137

Retail
Valora Holding AG (Switzerland)	600	139,630

Retail & Merchandising — 1.1%
Cencosud SA, ADR (Chile)	6,600	256,042
DSG International PLC (United Kingdom)	81,300	333,365
Home Depot (The), Inc.	16,700	605,709
Industria de Diseno Textil SA (Spain)	17,900	834,385
RadioShack Corp.	15,900	306,870
Ryohin Keikaku Co. Ltd. (Japan)	1,800	127,238
Shoppers Drug Mart Corp. (Canada)	5,100	208,335
Wal-Mart de Mexico SA de CV (Mexico)	207,710	706,599
Walgreen Co.	2,655	117,856
Yamada Denki Co. Ltd. (Japan)	2,500	250,582
Yum! Brands, Inc.	8,943	465,483

		4,212,464

Semiconductors — 0.1%
CSR PLC (United Kingdom)*	11,300	178,357
Himax Technologies, Inc., ADR (Taiwan)*	12,500	71,375
Taiwan Semiconductor Manufacturing Co. Ltd.	1	11

		249,743

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	30,800	633,556
Texas Instruments, Inc.	18,700	621,775

		1,255,331

Specialty Retail — 0.3%
Bijou Brigitte AG (Germany)	450	115,837
Lowe’s Cos., Inc.	42,804	1,201,080

		1,316,917

Steel Producers/Products — 0.1%
Smorgon Steel Group Ltd. (Australia)	77,900	96,668
Voestalpine AG (Austria)	6,000	247,803

		344,471

Telecommunications — 2.4%
America Movil SA de CV, Series L, ADR (Mexico)	21,396	842,361
America Movil SA de CV, Series L (Mexico)	334,000	659,250
BT Group PLC (United Kingdom)	152,300	764,223
Carphone Warehouse Group (United Kingdom)	37,000	212,853
Cisco Systems, Inc. *	48,142	1,107,266
Deutsche Telekom AG (Germany)	4,400	69,966
Foxconn International Holdings Ltd. (Hong Kong)*	89,000	274,175
Koninklijke (Royal) KPN NV (Netherlands)	32,700	417,142
Motorola, Inc.	31,676	791,900
Nippon Telegraph and Telephone Corp. (Japan)	110	540,106
NTT Docomo, Inc. (Japan)	350	539,259
Qwest Communications International, Inc. *	40,400	352,288
Swisscom AG (Switzerland)	1,400	466,032
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	149,000	516,447
Tesco PLC (United Kingdom)	174,000	1,172,836

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Uniden Corp. (Japan)	18,000	$189,714
Vodafone Group PLC (United Kingdom)	120,600	276,046

		9,191,864

Thrifts & Mortgage Finance — 0.1%
Bradford & Bingley PLC (United Kingdom)	37,000	327,679

Transportation — 0.9%
FedEx Corp.	11,601	1,260,797
Kuehne & Nagel International AG (Switzerland)	5,500	380,463
Neptune Orient Lines Ltd. (Singapore)	58,000	74,132
Union Pacific Corp.	20,274	1,784,112

		3,499,504

Utilities — 0.6%
Duke Energy Corp.	22,300	673,460
E.ON AG (Germany)	6,600	782,349
Energias de Portugal SA (Portugal)*	44,600	193,419
Hokkaido Electric Power Co., Inc. (Japan)	9,000	218,286
Kyushu Electric Power Co., Inc. (Japan)	14,100	333,028
Tohoku Electric Power Co., Inc. (Japan)	4,600	100,664

		2,301,206

Warehouse — 0.2%
ProLogis	12,007	685,119

Wireless Telecommunication Services — 0.2%
Alltel Corp.	5,400	299,700
Sprint Nextel Corp.	33,400	572,810

		872,510

Total Common Stocks (cost $211,034,335)		218,661,524

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Bonds — 0.8%
U.S. Treasury Bonds
5.25%	11/15/28	$1,250	1,321,485
5.50%	08/15/28	400	435,875
6.75%	08/15/26	750	931,054
8.125%	08/15/21	150	202,102

			2,890,516

U.S. Treasury Inflationary Index Bonds — 10.4%
U.S. Treasury Inflationary Index Bonds
0.875%	04/15/10	2,700	2,748,386
1.875%	07/15/15	7,500	7,597,762
2.00%	01/15/16-01/15/26	5,800	5,735,646
2.375%	04/15/11-01/15/25	3,950	4,152,922
2.50%	07/15/16	6,400	6,578,070
3.00%	07/15/12	1,000	1,174,651
3.375%	01/15/07	3,900	4,965,837
3.625%	01/15/08-04/15/28	2,800	3,989,465
3.875%	01/15/09	3,000	3,829,428

			40,772,167

U.S. Treasury Notes — 3.6%
U.S. Treasury Notes
3.50%	02/15/10	500	482,832
3.875%	09/15/10-02/15/13	3,600	3,459,219
4.25%	08/15/13	400	391,562
4.375%	12/31/07-11/15/08	3,800	3,776,962
4.50%	11/15/10-11/15/15	800	796,625
4.875%	04/30/11	2,150	2,173,936
5.125%	06/30/11	3,000	3,066,210

			14,147,346

Total U.S. Treasury Obligations (cost $57,732,928)			57,810,029

		Shares	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.5%
Federal Home Loan Mortgage Corp.
4.677%	03/01/35	477	465,688
4.813%	06/01/35	557	544,704
4.994%	04/01/35	479	471,972
Federal National Mortgage Assoc.
5.00%	10/12/36	2,500	2,402,345
5.50%	TBA	1,900	1,871,500
6.00%	10/12/36	9,300	9,340,688
6.00%	TBA	22,000	22,096,250
6.50%	10/12/36	9,000	9,163,125
Government National Mortgage Assoc.
6.00%	04/15/36-07/15/36	2,494	2,524,277

Total U.S. Government Agency Mortgage-Backed Securities (cost $48,787,903)			48,880,549

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS — 4.8%
Brazilian Government Bond (Brazil)
8.875%	10/14/19	Ba3		100	118,600
11.00%	08/17/40	Ba3		1,727	2,249,417
Brazilian Government International Bond (Brazil)
8.00%	01/15/18	Ba3		2,350	2,581,475
Deutsche Bundesrepublik (Germany)
4.25%	07/04/14	Aaa	EUR	800	1,053,083
Federal Republic of Germany (Germany)
5.625%	01/04/28	Aaa	EUR	760	1,197,577

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
France Government Bond (France)
4.00%	10/25/14	Aaa	EUR	1,000	$1,295,051
Mexico Government International Bond (Mexico)
5.625%	01/15/17	Baa1		$1,290	1,274,520
6.625%	03/03/15	Baa1		975	1,035,937
8.00%	09/24/22	Baa1		400	479,000
Netherlands Government Bond (Netherlands)
3.75%	07/15/14	Aaa	EUR	200	254,940
Republic of Argentina (Argentina)
5.59%	08/03/12	B3		148	103,378
Republic of Colombia (Colombia)
7.375%	01/27/17	Ba2		300	312,750
Republic of Panama (Panama)
7.125%	01/29/26	Ba1		200	209,500
Republic of Venezuela (Venezuela)
6.00%	12/09/20	B2		700	627,900
Russian Government International Bond (Russia)
5.00%	03/31/30	Baa2		1,050	1,173,060
Spanish Government Bond (Spain)
4.75%	07/30/14	Aaa	EUR	200	272,348
5.75%	07/30/32	Aaa	EUR	160	260,921
Ukraine Government Bond (Ukraine)
7.65%	06/11/13	B1		300	317,100
United Kingdom Treasury (United Kingdom)
4.25%	03/07/11	Aaa	GBP	200	367,665
4.75%	06/07/10	Aaa	GBP	1,900	3,556,930

Total Foreign Government Bonds
(cost $18,533,255)					18,741,152

ASSET-BACKED SECURITIES — 2.7%
Ace Securities Corp.,
Series 2006-ASP4, Class A2A
5.45%	08/25/36	Aaa		187	186,522
Series 2006-HE1, Class A2A
5.41%	02/25/36	Aaa		127	127,481
Series 2006-HE2, Class A2A
5.39%	05/25/36	Aaa		144	144,363
Series 2006-HE4, Class A2A
5.37%	10/25/36	Aaa		200	200,168
Series 2006-CW1, Class A2A
5.435%	07/25/36	NR		94	94,193
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class A1A, 144A
5.66%	06/25/34	NR		73	73,224
Argent Securities, Inc.,
Series 2005-W4, Class A2A
5.47%	02/25/36	Aaa		66	65,922
Series 2006-M2, Class A2A
5.378%	09/25/36	Aaa		289	289,005
Series 2006-M3, Class A2A
5.38%	09/25/36	Aaa		200	200,251
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
5.68%	06/25/34	NR		72	72,574
Series 2006-OPT1, Class A3A
5.41%	09/25/36	Aaa		384	383,671
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1
5.605%	09/25/34	Aaa		86	86,269
Centex Home Equity, Series 2006-A, Class AV1
5.38%	06/25/36	Aaa		170	169,620

Chase Credit Card Master Trust, Series 2001-6, Class A
5.46%	03/16/09	Aaa		200	200,039
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2
5.28%	10/15/09	Aaa		600	600,260
Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4
5.46%	03/20/09	Aaa		100	100,046
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class A1
5.63%	11/25/34	NR		54	54,156
Countrywide Asset-Backed Certificates,
Series 2006-13, Class 3AV1
5.38%	07/25/46	Aaa		191	190,705
Series 2006-15, Class A1
5.434%	10/25/46	NR		300	299,860
Series 2006-17, Class 2A1
5.33%	10/25/46	NR		200	199,969
Countrywide Home Loans, Series 2005-3 1A3,Class 1A3
5.57%	04/25/35	Aaa		69	69,164
Ford Credit Auto Owner Trust,
Series 2006-A, Class A2B
5.34%	09/15/08	Aaa		74	74,259
Series 2006-B, Class A1, 144A
5.405%	09/15/07	P-1		329	328,926
Fremont Home Loan Trust, Series 2006-3, Class LIA 1
5.412%	02/27/37	Aaa		200	200,000
GSAMP Trust, Series 2006-NC1, Class A1
5.40%	02/25/36	Aaa		70	69,823
Honda Auto Receivables Owner Trust, Series 2006-2, Class A2
5.42%	12/21/08-12/22/08	Aaa		300	300,349
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1
5.38%	11/25/36	Aaa		200	199,969
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CW2, Class AV2
5.46%	08/25/36	Aaa		172	171,936
Series 2006-WMC, Class A2
5.38%	08/25/36	Aaa		188	188,458
JPMorgan Mortgage Acquistion Corp., Series 2006-WMC3, Class A3
5.44%	08/25/36	Aaa		200	200,000
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.61%	10/25/34	Aaa		187	186,624
Series 2006-6, Class 2A1
5.364%	07/25/36	NR		189	189,065
Master Asset Backed Securities Trust, Series 2005-NC2, Class A1
5.44%	11/25/35	Aaa		168	167,970
MBNA Credit Card Master Note Trust, Series 2000-D, Class C
8.40%	09/15/09	NR		100	101,520
Merrill Lynch Mortgage Investors Trust,
Series 2006-MLN1, Class A2A
5.39%	07/25/37	Aaa		200	200,063
Series 2006-RM4, Class A2A
5.41%	09/25/37	Aaa		200	200,125
Nelnet Student Loan Trust,
Series 2005-1, Class A2
5.495%	01/26/15	Aaa		544	543,821
Series 2006-2, Class A1
5.051%	10/27/14	Aaa		400	399,879
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1
5.40%	03/25/36	NR		71	71,347

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
5.18%	08/15/08	Aaa		$100	$99,923
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A
5.41%	08/25/36	NR		200	199,969
Residential Asset Securities Corp.,
Series 2005-EMX1, Class AI1
5.43%	03/25/35	Aaa		8	8,013
Series 2006-EMX8, Class A1A
5.40%	10/25/36	Aaa		200	200,031
Series 2006-KS7, Class A1
5.378%	09/25/36	Aaa		297	297,173
Saxon Asset Securities Trust, Series 2006-3, Class A1
5.38%	11/25/36	Aaa		200	200,031
SLC Student Loan Trust, Series 2006-1, Class A1
5.431%	12/15/10	Aaa		135	134,585
SLM Student Loan Trust, Series 2000-1, Class A2L
5.665%	01/25/13	Aaa		74	74,268
Soundview Home Equity Loan Trust Series 2006-OPT3, Class 2A1
5.39%	06/25/36	Aaa		303	303,505
Soundview Home Equity Loan Trust,
Series 2006-3, Class A1
5.37%	11/25/36	Aaa		283	282,862
Series 2006-EQ1, Class A1
5.458%	09/01/36	Aaa		200	199,999
Washington Mutual, Inc.,
Series 2003-AR1, Class 2A
5.376%	02/25/33	Aaa		211	210,272
Series 2005-AR6, Class 2AB1
5.52%	04/25/45	Aaa		40	39,669
Series 2006-AR13, Class 2A
5.667%	10/25/46	Aaa		400	401,379
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2, 144A
5.57%	11/25/35	Aaa		200	200,469
Series 2005-4, Class AII1, 144A
5.45%	12/25/35	Aaa		140	140,437

Total Asset-Backed Securities
(cost $10,592,374)					10,594,181

CORPORATE BONDS — 2.5%
Automobiles — 0.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes
5.87%	09/10/07	Baa1		400	400,867

Banks
Banque Centrale de Tunisie, Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa3		100	108,400

Consumer Products & Services — 0.1%
Fedex Corp., Gtd. Notes
5.579%	08/08/07	Baa2		200	200,292

Diversified Operations — 0.1%
Siemens Financieringsmaatschappij NV, Notes, 144A (Netherlands)
5.466%	08/14/09	Aa3		300	299,795
TNB Capital (L) Ltd., Gtd. Notes (Malaysia)
5.25%	05/05/15	Baa1		200	196,905

					496,700

Energy - Diversified Energy
PSEG Energy Holdings LLC, Sr. Notes
8.625%	02/15/08	Ba3		100	103,750

Financial - Bank & Trust — 0.1%
Export-Import Bank of Korea, Notes, 144A
5.592%	10/04/11	A3		500	499,340

Financial Services — 0.1%
JPMorgan Chase Capital, Sr. Sub. Notes
6.55%	09/29/36	A2		100	100,854
Merrill Lynch & Co., Inc., Notes
5.494%	08/14/09	Aa3		300	299,994

					400,848

Gaming — 0.1%
Mandalay Resort Group, Sr. Sub. Notes
10.25%	08/01/07	B1		100	103,250
MGM Mirage, Gtd. Notes
9.75%	06/01/07	B1		100	102,375
Park Place Entertainment Corp.,
Sr. Notes
8.50%	11/15/06	Baa3		100	100,274
Sr. Sub. Notes
9.375%	02/15/07	Ba1		100	101,000

					406,899

Lodging — 0.1%
Host Marriott LP, Gtd. Notes
9.50%	01/15/07	Ba2		300	302,625
Host Marriott LP, Gtd. Notes
9.25%	10/01/07	Ba2		100	103,125
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%	05/01/07	Baa3		100	100,625

					506,375

Oil, Gas & Consumable Fuels — 0.9%
El Paso Corp., Notes
6.95%	12/15/07	B2		100	101,000
Gaz Capital, Sec`d. Notes, Series 3 (Luxembourg)
5.875%	06/01/15	Baa1	EUR	1,500	2,008,978
Pemex Project Funding Master Trust Ltd., Gtd. Notes
7.375%	12/15/14	Baa1		800	864,800
Sonat, Inc., Notes
6.75%	10/01/07	B2		100	100,500
Transocean, Inc., Notes
5.591%	09/05/08	Baa1		300	300,005

					3,375,283

Petroleum Exploration & Production — 0.7%
Gazprom Partcipation, Notes (Germany)
9.625%	03/01/13	NR		2,000	2,363,400
Tengizchevroil Financial Co. LLP, Notes, 144A (Kazakhstan)
6.124%	11/15/14	Baa3		500	496,287

					2,859,687

Pharmaceuticals — 0.1%
Cardinal Health Inc., Bonds, 144A
5.64%	10/02/09	NR		300	300,000

Telecom - Integrated/Services — 0.1%
BellSouth Corp., Sr. Unsec`d. Notes
5.58%	08/15/08	A2		200	200,038

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Telecommunications
Embarq Corp., Notes
6.738%	06/01/13	Baa3	$100	$102,888

Total Corporate Bonds (cost $9,896,816)				9,961,367

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.625%	10/25/35	Aaa	182	177,132
Bear Stearns Alt-A Trust, Series 2006-6, Class 21A1
5.84%	10/25/36	Aaa	300	300,234
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class A1A
5.41%	07/21/46	Aaa	193	190,460
Series 2006-OA16, Class A1A
5.40%	09/25/46	Aaa	198	198,285
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006 AB4, Class A1B1
5.42%	10/25/36		200	199,884
Fannie Mae,
Series 2005-54, Class ZM
4.50%	06/25/35		106	84,184
Series 2006-16, Class FC
5.63%	03/25/36	NR	293	292,652
FHLMC Structured Pass Through Securities, Series T-61, Class 1A1
5.682%	07/25/44	Aaa	52	52,975
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34		436	383,491
Series 3174, Class FM
5.57%	05/15/36	NR	199	198,733
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A
5.55%	05/19/35	Aaa	176	176,168
Lehman Brothers Floating Rate Commercial, Series 2006-LLFA, Class A1, 144A
5.41%	09/15/21	Aaa	199	199,100
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A1
3.585%	10/12/41	Aaa	68	66,687
Residential Asset Securities Corp., Series 2006-KS6, Class A1
5.44%	08/25/36	NR	192	192,197
SBI Heloc Trust, Series 2006-1, Class 1A2A, 144A
5.496%	08/25/36	NR	200	200,000
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A2
5.40%	08/25/36	Aaa	299	299,038
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
5.45%	08/25/36	NR	298	297,805
Washington Mutual, Inc.,
Series 2006-AR13, Class 2A
5.677%	10/25/46		100	100,345
Series 2006-AR5, Class A12A
5.412%	06/25/46	Aaa	287	287,163
Series 2006-AR9, Class 1AB1
5.41%	08/25/46	Aaa	176	175,565

Total Collateralized Mortgage Obligations (cost $4,031,384)				4,072,098

			Shares	Value

Total Long-Term Investments (cost $360,608,995)				368,720,900

SHORT-TERM INVESTMENTS — 28.3%

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COMMERCIAL PAPER — 15.0%
Abbey National North American LLC
5.26%	11/30/06	A1	800	793,142
ASB Bank Ltd., 144A (h) (cost $1,296,703; purchased 07/21/06)
5.37%	10/19/06	A1	1,300	1,294,971
Bank of America Corp.
5.25%	01/12/07	A1	700	689,568
5.26%	12/14/06	A1	100	98,933
5.26%	12/18/06	A1	1,400	1,384,249
5.275%	11/14/06	A1	700	695,577
5.275%	12/01/06	A1	200	198,247
5.385%	10/10/06	A1	700	698,716
Bank of Ireland, 144A (h) (cost $2,687,148; purchased 08/03/06)
5.355%	11/03/06	A1	2,700	2,687,256
Barclays US Funding
5.235%	12/22/06	A1	400	395,293
5.30%	11/15/06	A1	1,100	1,092,928
5.385%	10/11/06	A1	900	898,078
5.405%	10/20/06	A1	300	298,757
BNP Paribas Finance, Inc.
5.245%	10/27/06	A1	1,500	1,494,536
BNP Paribas Financial, Inc.
5.265%	11/22/06	A1	700	694,814
Caisse National CSSA Epar, 144A (h) (cost $1,690,267; purchased 08/09/06)
5.285%	11/10/06	A1	1,700	1,690,350
CBA (De) Finance
5.245%	10/23/06	A1	300	299,082
5.255%	12/15/06	A1	200	197,850
Citibank NA
5.365%	11/17/06	A1	800	800,029
Citigroup Funding Industry
5.29%	11/13/06	A1	1,100	1,093,275
Danske Corp., 144A (h) (cost $888,680; purchased 08/22/06)
5.265%	12/27/06	A1	900	888,755
Dexia Delaware LLC
5.25%	12/20/06	A1	600	593,114
5.265%	11/21/06	A1	500	496,361
5.37%	10/10/06	A1	700	698,719
5.37%	10/12/06	A1	500	498,824
DNB Nor Bank ASA
5.255%	12/07/06	A1	600	594,214
5.275%	11/13/06	A1	2,300	2,285,859
Fortis Funding LLC, 144A (h) (cost $2,391,965; purchased 09/25/06)
5.24%	10/25/06	A1	2,400	2,391,965
General Electric Capital Corp.
5.27%	11/14/06	A1	2,900	2,881,780
HBOS Treasury Service

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
5.255%	12/21/06	A1		$200	$197,676
5.26%	12/06/06	A1		200	198,111
5.26%	12/19/06	A1		1,300	1,285,269
5.265%	11/22/06	A1		1,100	1,091,850
5.37%	10/26/06	A1		500	497,178
ING US Funding LLC
5.25%	12/08/06	A1		500	495,133
5.25%	12/12/06	A1		1,000	989,685
5.34%	10/23/06	A1		1,600	1,592,716
Ixis Commercial Paper CR, 144A(h)
(cost $299,388; purchased 07/27/06)
5.25%	10/16/06	A1		300	299,388
(cost $696,209; purchased 07/27/06)
5.27%	11/08/06	A1		700	696,230
(cost $1,993,151; purchased 07/27/06)
5.36%	10/25/06	A1		2,000	1,990,855
Lloyds Bank
5.245%	10/27/06	A1		900	896,722
Rabobank USA
5.27%	10/02/06	A1		2,500	2,500,000
5.36%	10/02/06	A1		100	100,000
San Paolo IMI US
5.265%	12/01/06	A1		800	792,987
Sanofi-Aventis, 144A (h) (cost $895,144; purchased 09/21/06)
5.25%	11/08/06	A1		900	895,144
Skandinaviska Enskilda Banken, 144A(h)
(cost $397,365; purchased 08/16/06)
5.27%	11/16/06	A1		400	397,355
(cost $1,092,895; purchased 08/15/06)
5.285%	11/15/06	A1		1,100	1,092,888
(cost $896,650; purchased 07/27/06)
5.36%	10/27/06	A1		900	896,401
Societe Generale
5.245%	01/08/07	A1		900	887,186
5.265%	11/17/06	A1		700	695,295
5.38%	10/12/06	A1		500	498,835
Spintab AB
5.27%	11/17/06	A1		100	99,324
Stadshypotek Delaware, 144A (h) (cost $694,876; purchased 08/21/06)
5.27%	11/21/06	A1		700	694,906
Swedbank
5.275%	11/10/06	A1		700	696,004
5.36%	11/01/06	A1		1,100	1,095,133
Total Fina Elf Capital, 144A (h) (cost $2,500,000; purchased 09/29/06)
5.36%	10/02/06	A1		2,500	2,500,000
UBS Finance (De) LLC
5.265%	11/16/06	A1		1,300	1,291,452
5.34%	10/02/06	A1		800	800,000
5.375%	10/11/06	A1		700	698,508
Westpac Banking Corp., 144A (h)
(cost $1,290,494; purchased 08/23/06)
5.265%	11/21/06	A1		1,300	1,290,539
(cost $1,192,095; purchased 08/21/06)
5.27%	11/16/06	A1		1,200	1,192,110
(cost $299,374; purchased 07/14/06)
5.365%	10/16/06	A1		300	299,019

Total Commercial Paper (cost $58,479,563)					58,469,141

				Shares	Value

AFFILIATED MONEY MARKET MUTUAL FUND — 6.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $26,731,575) (w)				26,731,575	26,731,575

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

FOREIGN TREASURY BILLS — 3.1%
Dutch Discount Treasury Bill (Netherlands)
3.17%	11/30/06		EUR	4,370	5,513,023
Dutch Treasury Certificate (Netherlands)
3.06%	10/31/06		EUR	610	771,672
France Treasury Bill (France)
3.25%	12/28/06		EUR	1,600	2,013,601
French Discount Treasury Bill (France)
3.24%	12/28/06		EUR	200	251,582
French Treasury Bill (France)
3.12%	11/16/06		EUR	2,500	3,158,088
German Government Treasury Bill (Germany)
3.03%	12/13/06		EUR	100	126,017
Spain Government Treasury Bill (Spain)
2.98%	12/22/06		EUR	300	377,795

Total Foreign Treasury Bills (cost $12,298,476)					12,211,778

				Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 2.9%
Credit Suisse Securities, 5.05%, dated 09/29/06, maturing 10/04/06, repurchase price $11,307,926 (collaterallized by U.S. Treasury Inflationary Index Notes, 3.38%, par value $11,607,703, market value including accrued interest $11,592,484, due 01/15/07) (cost $ 11,300,000)				11,300	11,300,000

Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Assoc.
5.16%	11/29/06			800	793,478

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill (k)
4.784%	12/28/06			100	98,848
U.S. Treasury Bills(k)
4.81%	12/14/06			350	346,655
4.853%	11/30/06			80	79,388

Total U.S. Treasury Obligations (cost $524,808)					524,891

CERTIFICATES OF DEPOSIT — 0.1%
Countrywide Bank NA
5.34%	10/18/06			100	100,000
5.36%	08/16/07			200	199,980

Total Certificates of Deposit (cost $299,983)					299,980

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Contracts/ Notional Amount	Value

OUTSTANDING OPTIONS PURCHASED
Call Options
Swap 3 Month Libor & Fixed expiring 12/20/2007 @ 5.00%	3,000,000	$21,750
Swap 3 Month Libor & Fixed expiring 06/15/2007 @ 5.00%	590	29,332
Swap 3 Month Libor & Fixed expiring 09/17/2007 @ 5.037%	900,000	6,253
Swap 3 Month Libor & Fixed expiring 02/01/2007 @ 5.17%	3,000,000	13,935
Swap 3 Month Libor & Fixed expiring 05/09/2007 @ 5.20%	2,600,000	17,956
Swap 3 Month Libor & Fixed expiring 06/02/2007 @ 5.37%	2,900,000	28,745
Swap 3 Month Libor & Fixed expiring 06/29/2007 @ 5.50%	2,000,000	23,376

		141,347

Put Options
Eurodollar Futures expiring 09/17/2007, Strike Price $91.50	35,000,000	219
Eurodollar Futures expiring 09/17/2007, Strike Price $90.75	13,000,000	81
Eurodollar Futures expiring 12/17/2007, Strike Price $91.75	24,000,000	150
Eurodollar Futures expiring 12/18/2006, Strike Price $94.12	84,000,000	525
Eurodollar Futures expiring 06/18/2007, Strike Price $92.50	2,000,000	13
Eurodollar Futures expiring 12/18/2006, Strike Price $92.75	15,000,000	94
Eurodollar Futures expiring 06/18/2007, Strike Price $91.25	30,000,000	187
Swap 3 Month Libor & Fixed expiring 10/30/2006, Strike Price $70.14	2,000,000	—
Swap 3 Month Libor & Fixed expiring 10/03/2006, Strike Price $70.45	1,500,000	—
Swap 3 Month Libor & Fixed expiring 12/06/2006, Strike Price $84.00	5,000,000	—
Swap 3 Month Libor & Fixed expiring 12/13/2006, Strike Price $74.00	6,000,000	—

		1,269

Total Outstanding Options Purchased (cost $97,124)		142,616

Total Short-Term Investments (cost $110,524,878)		110,473,459

Total Investments, Before Outstanding Options Written — 122.6% (cost $471,133,873)		479,194,359
OUTSTANDING OPTIONS WRITTEN
Put Options
U.S. Treasury Note Futures expiring 11/21/2006, Strike Price $105.00	200,000	(31)
U.S. Treasury Note Futures expiring 11/21/2006, Strike Price $103.00	700,000	(109)
U.S. Treasury Note Futures expiring 11/21/2006, Strike Price $104.00	800,000	(125)

		(265)

Call Options
Swap 3 Month Libor & Fixed expiring 05/09/2007 @ 5.35%	1,100,000	(18,777)
Swap 3 Month Libor & Fixed expiring 02/01/2007 @ 5.24%	1,300,000	(15,748)
Swap 3 Month Libor & Fixed expiring 12/20/2007 @ 5.15%	1,300,000	(22,023)
Swap 3 Month Libor & Fixed expiring 06/15/2007 @ 4.85%	170	(32,166)
Swap 3 Month Libor & Fixed expiring 07/02/2007 @ 5.50%	1,000,000	(29,355)
Swap 3 Month Libor & Fixed expiring 06/29/2007 @ 5.60%	900,000	(24,422)
U.S. Treasury Note Futures expiring 11/21/2006, Strike Price $107.00	900,000	(11,812)

		(154,303)

Total Outstanding Options Written (premium $(101,089))		(154,568)

AST ADVANCED STRATEGIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Total Investments, Net of Outstanding Options Written — 122.6% (cost $471,032,784)	479,039,791
Liabilities in Excess of Other Assets(u) — (22.6)%	(88,249,270)

NET ASSETS — 100.0%	$390,790,521

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

NR	Not Rated by Moodys or Standard & Poor’s

TBA	Securities Purchased on a Forward Commitment Basis

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities which are not considered restricted - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $21,202,404. The aggregate market value of $21,198,132 is approximately 5.4% of net assets.

(k)	Securities segregated as collateral for futures contracts.

(u)

Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate, credit default, total return swap agreements and forward volatility options as follows:

Future contracts open at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized (Depreciation)

Long Positions:
14	90 Day Euro Dollar	Mar 07	$3,312,225	$3,318,875	$6,650
60	90 Day Euro Dollar	Jun 07	14,198,687	14,247,750	49,063
63	90 Day Euro Dollar	Sep 07	14,956,513	14,982,188	25,675
53	90 Day Euro Dollar	Dec 07	12,590,137	12,615,325	25,188
39	90 Day Euro Dollar	Mar 08	9,269,800	9,285,413	15,613
7	90 Day Sterling	Jun 07	1,551,939	1,552,781	842
9	90 Day Sterling	Sep 07	1,995,776	1,997,485	1,709
15	90 Day Sterling	Dec 07	3,324,346	3,330,548	6,202
14	Canadian Bank Acceptance	Dec 06	2,991,009	2,998,211	7,202
28	Euro-Bobl	Sep 06	3,898,848	3,903,831	4,983
31	Euro-Bund	Sep 06	4,608,267	4,642,472	34,205
9	5 Year U.S. Treasury Notes	Dec 06	943,875	949,781	5,906
107	10 Year U.S. Treasury Notes	Dec 06	11,454,954	11,562,688	107,734
7	10 Year Japanese Bond	Sep 06	7,955,809	7,989,333	33,524

					$324,496

Short Positions:
4	5 Year U.S. Treasury Notes	Dec 06	419,812	422,125	(2,313)
5	10 Year U.S. Treasury Notes	Dec 06	537,110	540,313	(3,203)
2	30 Year U.S. Treasury Notes	Dec 06	220,172	224,813	(4,641)
14	Canadian Bank Acceptance	Jun 07	2,991,008	3,004,786	(13,778)

					(23,935)

					$300,561

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Oct 06	Buy	AUD	1,299,000	$978,864	$968,030	$(10,834)
May 07	Buy	CNY	1,541,238	200,728	198,998	(1,730)
Aug 07	Buy	CNY	9,685,331	1,254,873	1,240,234	(14,639)
Sep 06	Buy	CNY	3,204,276	416,000	418,059	2,059
Oct 06	Buy	JPY	265,031,000	2,264,514	2,251,202	(13,312)
Nov 06	Buy	JPY	142,862,000	1,253,277	1,217,685	(35,592)
Oct 06	Buy	SGD	79,000	50,354	49,785	(569)

				$6,418,610	$6,343,993	$(74,617)

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Oct 06	Sell	CAD	135,000	$121,553	$120,850	$703
Oct 06	Sell	EUR	12,901,000	16,426,914	16,389,456	37,458
Oct 06	Sell	GBP	2,145,000	4,042,299	4,017,275	25,024
Oct 06	Sell	NZD	1,524,482	993,741	998,352	(4,611)

				$21,584,507	$21,525,933	$58,574

Interest rate swap agreements outstanding at September 30, 2006:

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	12/20/16		$2,300	$12,443

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	12/20/16		1,300	19,007

Pay variable rate payments on the three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(7)	12/20/16		100	1,425

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(1)	12/20/08		8,900	(40,955)

Receive variable rate payments on the three month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	06/18/09		6,600	18,404

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%.(5)	12/15/35	GBP	400	(4,683)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(5)	09/15/10	GBP	600	2,621

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(9)	09/15/10	GBP	500	(4,052)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(6)	09/15/10	GBP	1,000	23,427

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(1)	06/15/09	GBP	1,200	1,700

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(5)	06/15/09	GBP	2,600	1,379

Receive variable rate payments Eurostat Eruozone HICP Excluding Tobacco Unrevised Series NSA on the and pay fixed rate payments of 2.275%.(7)	10/15/16	EUR	100	—

Receive variable rate payments on the FRC - Excluding Tobacco - Non-Revised Consumer Price Index floating rate and pay fixed rate payments of 2.0275%.(10)	10/15/11	EUR	100	—

Pay variable rate payments on the FRC - Excluding Tobacco - Non-Revised Consumer Price Index floating rate and receive fixed rate payments of 2.35%.(7)	10/15/16	EUR	100	47

Pay variable rate payments on the FRC - Excluding Tobacco - Non-Revised Consumer Price Index floating rate and receive fixed rate payments of 2.26125%.(10)	07/14/11	EUR	700	—

Pay variable rate payments on the six month Euribor floating rate and receive fixed rate payments of 6.00%.(5)	06/18/34	EUR	700	55,545

Pay variable rate payments on the six month Euribor floating rate and receive fixed rate payments of 6.00%.(8)	06/18/34	EUR	200	6,941

Pay variable rate payments on the six month Euribor floating rate and receive fixed rate payments of 6.00%.(1)	06/18/34	EUR	1,100	81,098

Receive variable rate payments on the six month Euribor floating rate and pay fixed rate payments of 4.00%.(8)	12/15/14	EUR	400	(3,767)

Receive variable rate payments on the six month Euribor floating rate and pay fixed rate payments of 4.00%.(1)	12/15/11	EUR	300	(3,616)

Receive variable rate payments on the six month Euribor floating rate and pay fixed rate payments of 4.00%.(5)	12/15/11	EUR	3,400	(31,085)

Receive variable rate payments on the six month Euribor floating rate and pay fixed rate payments of 4.00%.(1)	12/15/14	EUR	700	(12,840)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 2.5%.(5)	12/15/15	JPY	470,000	(101,701)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.0%.(7)	12/15/15	JPY	120,000	14,196

				$35,534

Broker/Counterparty

(1)	Morgan Stanley Capital Services, Inc.

(2)	Citibank N.A. London

(3)	Lehman Brothers, Inc.

(4)	Bank of America N.A.

(5)	Deutsche Bank

(6)	Goldman Sachs Capital Markets, L.P.

(7)	UBS AG

(8)	Merrill Lynch

(9)	HSBC

(10)	JPMorgan Chase Bank

Credit default swap agreements outstanding at September 30, 2006:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 1.38% and the Portfolio will pay to the counterparty at par in the event of default of Federal Republic of Brazil, 12.25% due 03/06/30.(1)	08/20/11	$1,300	$7,259

Pay a fixed rate equal to 2.18% and the Portfolio will receive from the counterparty par in the event of default of Federal Republic of Brazil, 12.25%, due 03/06/30.(1)	08/20/16	700	(6,863)

Receive a fixed rate equal to 2.00% and the Portfolio will pay to the counterparty at par in the event of default of GMAC, 6.875% due 08/28/12.(2)	12/20/06	100	452

Pay a fixed rate equal to 0.535% and the Portfolio will receive from the counterparty par in the event of default of Republic of Hungary, 4.75%, due 02/13/15.(1)	05/16/16	100	740

Pay a fixed rate equal to 2.30% and the Portfolio will receive from the counterparty par in the event of default of Softbank Corp., 1.75%, due 03/31/14.(3)	09/20/07	13,000	199

			$1,787

Broker/Counterparty

(1)	Morgan Stanley Capital Services, Inc.

(2)	UBS AG

(3)	Deutsche Bank

Total return swap agreements outstanding at June 30, 2006:

Description	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay fixed rate payments on Wilshire REIT Index rate and receive variable payments on the one month LIBOR-BBA +35bps. (2)	07/31/07	1,619	$(22,943)

Dow Jones - AIG Commodity Index(2)	10/26/06	15,860	172,821

Dow Jones - AIG Commodity Index(1)	10/26/06	2,300	25,065

			$174,943

Broker/Counterparty

(1)	Morgan Stanley Capital Services, Inc.

(2)	AIG Financial Products Corp.

Forward volatility options with premiums to be determined on a future date outstanding on September 30, 2006

Description	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium to be determined on 03/20/07, based upon implied volatility of 8.50% (1)	$2,700	$(7,348)

Broker/Counterparty

(1)	UBS AG

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 63.2%
Aerospace & Defense — 0.4%
AAR Corp. *	15,912	$379,342
Ceradyne, Inc. *	9,227	379,138
United Industrial Corp.	5,020	268,570

		1,027,050

Airlines — 1.0%
Cathay Pacific Airways Ltd. (Hong Kong)	1,424,000	2,917,220

Automobiles — 2.3%
Daimlerchrysler AG, ADR (Germany)	19,361	967,276
General Motors Corp.	132,193	4,396,739
Honda Motor Ltd.	36,553	1,229,277

		6,593,292

Automotive Components — 0.8%
GKN PLC (United Kingdom)*	445,063	2,393,685

Biotechnology — 0.2%
Digene Corp. *	10,313	445,006

Building Products — 0.1%
Universal Forest Products, Inc.	8,287	406,477

Chemicals — 4.2%
BASF AG, ADR (Germany)	14,207	1,137,981
Bayer AG, ADR (Germany)	26,688	1,359,754
Eastman Chemical Co.	54,426	2,940,093
H.B. Fuller Co.	26,292	616,284
Lubrizol Corp. (The)	62,063	2,838,141
Lyondell Chemical Co.	128,339	3,255,960

		12,148,213

Commercial Banks — 3.8%
Boc Hong Kong Holdings Ltd. (Hong Kong)	1,314,000	2,951,615
Citizens Banking Corp.	101,391	2,662,528
Comerica, Inc.	46,840	2,666,133
FNB Corp.	162,817	2,712,531

		10,992,807

Commercial Services & Supplies — 1.1%
American Ecology Corp.	7,957	157,071
Donnelley, (R.R.) & Sons Co.	79,764	2,629,022
Mobile Mini, Inc. *	14,539	413,053

		3,199,146

Computers & Peripherals — 2.6%
Apple Computer, Inc. *	44,101	3,397,100
SanDisk Corp. *	50,057	2,680,052
Western Digital Corp. *	80,157	1,450,841

		7,527,993

Construction & Engineering — 0.1%
Insituform Technologies, Inc. (Class A Stock) *	11,983	290,947

Construction Materials — 0.6%
Eagle Materials, Inc.	9,566	322,183
Lafarge Coppee SA (Germany)	40,896	1,317,669

		1,639,852

Consumer Finance — 0.1%
Asta Funding, Inc.	6,130	229,814

Distributors — 0.1%
Building Material Holding Corp.	13,877	361,080

Diversified Financial Services — 1.5%
ING Groep N.V., ADR (Netherlands)	28,570	1,256,509
JPMorgan Chase & Co.	65,261	3,064,656

		4,321,165

Diversified Telecommunication Services — 5.4%
AT&T, Inc.	97,312	3,168,479
BCE, Inc. (Canada)	40,505	1,097,280
BT Group PLC (United Kingdom)	734,922	3,687,751
Deutsche Telekom AG, ADR (Germany)	68,014	1,079,382
France Telecom SA (France)	49,173	1,146,223
Nippon Telegraph & Telephone, ADR (Japan)	49,490	1,213,990
Telecom Italia SPA (Italy)	39,849	1,128,922
Verizon Communications, Inc.	79,669	2,958,110

		15,480,137

Electric Utilities — 3.8%
Duquesne Light Holdings, Inc.	154,746	3,042,307
E. on AG, ADR (Germany)	28,994	1,150,192
Entergy Corp.	37,027	2,896,622
FirstEnergy Corp.	52,562	2,936,113
Korea Electric Power Co., ADR (South Korea)	48,354	945,321

		10,970,555

Electrical Equipment — 0.4%
General Cable Corp. *	15,009	573,494
Lamson & Sessions Co. *	17,057	406,298

		979,792

Electronic Equipment & Instruments — 0.3%
Brightpoint, Inc. *	20,749	295,051
Daktronics, Inc.	17,777	367,806
LoJack Corp. *	7,409	145,142

		807,999

Energy Equipment & Services — 1.7%
Dril-Quip, Inc. *	9,259	626,649
Parker Drilling Co. *	46,393	328,462
Schlumberger Ltd.	52,530	3,258,436
W-H Energy Services, Inc. *	13,102	543,340

		4,756,887

Food & Staples Retailing — 1.2%
Compass Group PLC (United Kingdom)	696,019	3,495,798

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Gas Utilities — 0.9%
Nicor, Inc.	62,540	$2,674,210

Healthcare Equipment & Supplies — 1.5%
Arthrocare Corp. *	11,393	533,876
Cutera, Inc. *	5,396	143,480
Intermagnetics General Corp. *	18,908	511,461
Somanetics Corp. *	4,729	94,391
Thoratec Corp. *	22,959	358,390
Varian Medical Systems, Inc. *	49,097	2,621,289

		4,262,887

Healthcare Providers & Services — 0.9%
Express Scripts, Inc. *	34,610	2,612,709

Healthcare Techology — 0.3%
Eclipsys Corp. *	21,720	389,005
Per-Se Technologies, Inc. *	17,949	408,878

		797,883

Household Durables — 1.2%
La-Z-Boy, Inc.	168,329	2,349,873
Matsushita Electric Industrial, ADR (Japan)	50,873	1,074,946

		3,424,819

Industrial Conglomerates — 3.4%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	841,000	2,574,606
Citic Pacific Ltd. (Hong Kong)	887,000	2,732,506
General Electric Co.	81,681	2,883,339
McDermott International, Inc. *	38,417	1,605,831

		9,796,282

Insurance — 4.1%
Aegon NV (Netherlands)	65,087	1,221,683
Allianz AG (Germany)	66,374	1,150,261
Cincinnati Financial Corp.	60,524	2,908,784
Navigators Group, Inc. *	7,442	357,290
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	1,163,155	3,244,961
Tower Group, Inc.	9,189	306,453
Unitrin, Inc.	55,529	2,452,716

		11,642,148

IT Services — 0.1%
Gevity HR, Inc.	14,747	335,937

Life Science Tools & Services — 0.1%
Molecular Devices Corp. *	20,392	377,048

Machinery — 0.9%
American Science & Engineering, Inc. *	3,612	175,254
JLG Industries, Inc.	32,286	639,586
Joy Global, Inc.	48,371	1,819,233

		2,634,073

Media — 0.4%
Vivendi Universal SA (France)	34,439	1,241,553

Metals & Mining — 0.7%
POSCO, ADR (South Korea)	18,377	1,193,218
Reliance Steel & Aluminum Co.	25,619	823,395

		2,016,613

Multi-Utilities — 1.8%
Energy East Corp.	107,137	2,541,290
SCANA Corp.	65,837	2,651,256

		5,192,546

Oil, Gas & Consumable Fuels — 3.8%
Atlas America, Inc. *	8,342	356,037
Carrizo Oil & Gas, Inc. *	11,024	284,309
Encana Corp.	25,997	1,213,800
ENI SpA, ADR (Italy)	18,752	1,115,931
EOG Resources, Inc.	44,814	2,915,151
Marathon Oil Corp.	38,029	2,924,430
Norsk Hydro ASA (Norway)	45,993	1,035,302
Repsol YPF SA, ADR (Spain)	38,341	1,143,712

		10,988,672

Personal Products
Parlux Fragrances, Inc. *	8,440	42,960

Pharmaceuticals — 1.1%
Bentley Pharmaceuticals, Inc. *	9,654	115,848
Pfizer, Inc.	102,514	2,907,297

		3,023,145

Real Estate Management & Development — 1.3%
Hang Lung Properties Ltd. (Hong Kong)	1,469,000	3,137,628
Trammell Crow Co. *	15,859	579,012

		3,716,640

Road & Rail — 0.1%
Celadon Group, Inc. *	10,054	167,299

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Energy Industries, Inc. *	21,890	373,006
Advanced Mirco Devices, Inc. *	78,108	1,940,984
Broadcom Corp. (Class A Stock) *	66,972	2,031,931
Nvidia Corp. *	120,688	3,571,158
Omnivision Technologies, Inc. *	19,020	271,415
STMicroelectronics NV (Netherlands)	63,359	1,093,576

		9,282,070

Software — 0.5%
Advent Software, Inc. *	13,895	503,138
Ansoft Corp. *	10,360	258,068
Blackboard, Inc. *	12,139	321,683
SPSS, Inc. *	8,028	200,138

		1,283,027

Specialty Retail — 0.7%
Charlotte Russe Holding, Inc. *	9,807	270,085
Dress Barn, Inc. *	22,839	498,347
Guess?, Inc. *	16,884	819,380

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Hibbett Sporting Goods, Inc. *	15,895	$416,131

		2,003,943

Textiles, Apparel & Luxury Goods — 0.5%
Gildan Activewear, Inc. *	21,372	1,035,687
Madden Steven Ltd. *	9,204	361,165

		1,396,852

Thrifts & Mortgage Finance — 1.0%
Washington Mutual, Inc.	62,877	2,733,263

Wireless Telecommunication Services — 3.0%
Alltel Corp.	42,515	2,359,582
NTT Docomo, Inc., ADR (Japan)	72,417	1,115,946
Vodafone Group PLC	55,587	1,270,719
Vodafone Group PLC, ADR (United Kingdom)	1,388,523	3,178,246
Windstream Corp.	39,433	520,121

		8,444,614

Total Common Stocks (cost $176,248,091)		181,076,108

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE BONDS — 33.8%
Aerospace & Defense — 0.6%
United Technologies Corp., Sr. Notes
4.875%	05/01/15	A2	$1,750	1,697,549

Automobiles — 0.2%
Daimlerchrysler NA Holding Corp., Gtd. Notes
4.05%	06/04/08	Baa1	750	732,382

Beverages — 0.1%
Bottling Group LLC, Sr. Unsec’d. Notes
5.50%	04/01/16	A3	250	251,652

Biotechnology — 0.5%
Amgen, Inc., Sr. Notes
4.85%	11/18/14	A2	1,500	1,448,151

Capital Markets — 3.8%
Credit Suisse First Boston USA, Inc., Notes
5.125%	08/15/15	Aa3	2,000	1,954,466
Goldman Sachs Group, Inc.,
Notes
6.125%	02/15/33	Aa3	1,250	1,245,216
6.875%	01/15/11	Aa3	1,000	1,059,872
Sr. Notes
5.35%	01/15/16	Aa3	1,750	1,717,697
Merril Lynch & Co., Notes
6.00%	02/17/09	Aa3	1,250	1,270,749
Morgan Stanley,
Notes
3.875%	01/15/09	Aa3	1,750	1,703,082
Unsub. Notes
6.75%	04/15/11	Aa3	1,750	1,850,163

				10,801,245

Chemicals — 0.7%
E. I. Du Pont de Nemours & Co., Notes
6.875%	10/15/09	A2	2,000	2,099,988

Commercial Banks — 2.0%
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	1,500	1,450,897
Sub. Notes
5.875%	11/01/34	Aa3	1,250	1,242,276
HSBC Finance Corp., Notes
5.50%	01/19/16	Aa3	1,500	1,500,372
Wells Fargo Bank & Co., Sub. Notes
4.75%	02/09/15	Aa1	1,500	1,437,194

				5,630,739

Consumer Finance — 0.5%
Household Finance Corp., Notes
6.375%	10/15/11	Aa3	1,500	1,567,848

Diversified Financial Services — 2.6%
Bank of America Corp.,
Sr. Notes
5.875%	02/15/09	Aa2	1,500	1,525,491
Sub Notes
7.80%	02/15/10	Aa3	500	539,820
Citigroup Inc., Sr. Notes
4.125%	02/22/10	Aa1	750	727,503
Citigroup, Inc.,
Notes
3.50%	02/01/08	Aa1	1,000	978,625
6.50%	01/18/11	Aa1	2,000	2,099,942
JPMorgan Chase & Co., Sub Notes
5.125%	09/15/14	A1	1,500	1,470,882

				7,342,263

Diversified Telecommunication Services — 6.1%
BellSouth Corp, Unsec’d. Notes
4.75%	11/15/12	A2	1,750	1,669,510
BellSouth Corp.,
Sr. Notes
4.20%	09/15/09	A2	2,000	1,939,742
6.875%	10/15/31	A2	2,000	2,082,932
GTE Corp.,
Debs.
6.84%	04/15/18	Baa1	2,250	2,380,061
7.51%	04/01/09	Baa1	1,250	1,311,695
SBC Communications, Inc.,
Notes
4.125%	09/15/09	A2	2,500	2,420,947
5.10%	09/15/14	A2	500	483,098
6.15%	09/15/34	A2	750	726,085
6.25%	03/15/11	A2	1,250	1,290,518
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	1,000	1,013,461

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon New York, Inc., Debs.
6.875%	04/01/12	Baa3	$2,000	$2,085,674

				17,403,723

Electric Utilities — 2.6%
Midamerican Energy Holdings, Sr. Notes
3.50%	05/15/08	Baa1	750	729,135
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	1,500	1,607,911
7.75%	03/01/31	Baa2	2,250	2,725,879
Southern California Edison Co., First Mortgage
6.00%	01/15/34	A2	500	511,073
Southern Power Co., Sr. Notes
4.875%	07/15/15	Baa1	2,000	1,893,296

				7,467,294

Financial Services — 1.4%
General Electric Capital Corp.,
Notes
6.75%	03/15/32	Aaa	2,250	2,571,840
Unsec’d. Notes
6.00%	06/15/12	Aaa	1,500	1,558,497

				4,130,337

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.,
Notes
5.25%	09/01/35	Aa2	750	701,405
Sr. Notes
6.875%	08/10/09	Aa2	2,250	2,356,265

				3,057,670

Food Products — 1.4%
Kraft Foods, Inc., Sr. Unsec’d Notes
5.625%	11/01/11	A3	2,250	2,273,276
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10	A1	1,750	1,869,473

				4,142,749

Household Durables — 0.4%
Fortune Brands, Inc., Sr. Unsub. Notes
5.375%	01/15/16	Baa2	1,250	1,192,330

Household Products — 0.7%
Procter & Gamble Co., Unsub. Notes
6.875%	09/15/09	Aa3	2,000	2,097,448

Independent Power Producers & Energy Traders — 1.2%
Constellation Energy Group, Notes
4.55%	06/15/15	Baa1	2,000	1,843,446
TXU Energy Co., Sr. Notes
7.00%	03/15/13	Baa2	1,500	1,574,832

				3,418,278

Insurance — 0.6%
Metlife, Inc., Sr. Notes
5.70%	06/15/35	A2	1,750	1,700,487

Media — 2.1%
Comcast Cable Communication, Notes
6.20%	11/15/08	Baa2	1,000	1,019,566
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	250	250,115
6.45%	03/15/37	Baa2	1,500	1,500,725
Time Warner, Inc.,
Debs
8.375%	03/15/23	Baa2	1,500	1,732,309
Gtd. Notes
7.70%	05/01/32	Baa2	1,250	1,395,923

				5,898,638

Multi-Utilities — 1.8%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	1,750	1,681,386
5.95%	06/15/35	Baa2	250	242,748
Pacific Gas & Electric,
Unsec’d. Notes
3.60%	03/01/09	Baa1	1,500	1,446,372
6.05%	03/01/34	Baa1	1,750	1,760,171

				5,130,677

Oil, Gas & Consumable Fuels — 0.8%
Conoco, Inc., Sr. Notes
6.95%	04/15/29	A1	2,000	2,306,526

Paper & Forest Products — 0.9%
Weyerhauser Co.,
Debs.
7.375%	03/15/32	Baa2	1,750	1,812,787
Notes
6.75%	03/15/12	Baa2	750	783,849

				2,596,636

Pharmaceuticals — 1.2%
Abbot Laboratories, Notes
5.875%	05/15/16	A1	1,250	1,294,935
Bristol-Myers Squibb, Co., Notes
5.75%	10/01/11	A2	2,000	2,037,266

				3,332,201

Specialty Retail — 0.4%
Home Depot, Inc., Sr. Unsec’d. Notes
5.20%	03/01/11	Aa3	1,250	1,252,375

Wireless Telecommunication Services — 0.1%
Alltel Corp., Sr. Notes
7.00%	07/01/12	A2	150	159,425

Total Corporate Bonds (cost $95,199,269)				96,858,611

Total Long-Term Investments (cost $271,447,360)				277,934,719

AST FIRST TRUST BALANCED TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $10,750,037) (w)	10,750,037	$10,750,037

Total Investments — 100.7% (cost $282,197,397)		288,684,756
Liabilities in Excess of Other Assets — (0.7)%		(2,133,872)

NET ASSETS — 100.0%		$286,550,884

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 78.3%
Aerospace & Defense — 0.6%
AAR Corp. *	23,857	$568,751
Ceradyne, Inc. *	13,835	568,480
United Industrial Corp.	16,934	905,969

		2,043,200

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	69,590	3,102,322

Airlines — 1.4%
Cathay Pacific Airways Ltd. (Hong Kong)	2,151,000	4,406,559

Automobiles — 2.9%
Daimlerchrysler AG (Germany)	21,771	1,087,679
General Motors Corp.	198,204	6,592,265
Honda Motor Ltd.	41,105	1,382,361

		9,062,305

Automotive Components — 1.1%
GKN PLC (United Kingdom)*	672,439	3,616,583

Biotechnology — 1.7%
Digene Corp. *	34,790	1,501,189
Gilead Sciences, Inc. *	54,545	3,747,241

		5,248,430

Building Products — 0.4%
Universal Forest Products, Inc.	27,956	1,371,242

Chemicals — 1.5%
BASF AG, ADR (Germany)	15,976	1,279,678
Bayer AG, ADR (Germany)	30,011	1,529,060
H.B. Fuller Co.	88,697	2,079,058

		4,887,796

Commercial Banks — 1.4%
BOC Hong Kong (Holdings) Ltd. (Hong Kong)	1,986,000	4,461,117

Commercial Services & Supplies — 0.6%
American Ecology Corp.	26,842	529,861
Mobile Mini, Inc. *	49,048	1,393,454

		1,923,315

Computers & Peripherals — 5.7%
Apple Computer, Inc. *	115,714	8,913,450
SanDisk Corp. *	131,343	7,032,104
Western Digital Corp. *	120,183	2,175,312

		18,120,866

Construction & Engineering — 0.3%
Insituform Technologies, Inc. (Class A Stock) *	40,426	981,543

Construction Materials — 0.6%
Eagle Materials, Inc.	14,343	483,072
Lafarge SA	45,989	1,481,766

		1,964,838

Consumer Finance — 0.2%
Asta Funding, Inc.	20,678	775,218

Distributors — 0.4%
Building Material Holding Corp.	46,813	1,218,074

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)	32,127	1,412,946

Diversified Telecommunication Services — 6.7%
AT&T, Inc.	145,905	4,750,667
BCE, Inc. (Canada)	45,549	1,233,922
BT Group PLC (United Kingdom)	1,110,383	5,571,769
Deutsche Telekom AG, ADR (Germany)	76,483	1,213,785
France Telecom SA	55,296	1,288,950
Nippon Telegraph & Telephone, Inc., ADR (Japan)	55,653	1,365,168
Telecom Italia SpA	44,811	1,269,496
Verizon Communications, Inc.	119,452	4,435,253

		21,129,010

Electric Utilities — 0.7%
E.ON AG, ADR (Germany)	32,604	1,293,401
Korea Electric Power Co., ADR (South Korea)	54,375	1,063,031

		2,356,432

Electrical Equipment — 0.5%
General Cable Corp. *	22,503	859,840
Lamson & Sessions Co. *	25,575	609,196

		1,469,036

Electronic Equipment & Instruments — 0.7%
Brightpoint, Inc. *	31,110	442,384
Daktronics, Inc.	59,973	1,240,841
LoJack Corp. *	24,996	489,672

		2,172,897

Energy Equipment & Services — 3.7%
Dril-Quip, Inc. *	31,234	2,113,917
Parker Drilling Co. *	156,510	1,108,091
Patterson-UTI Energy, Inc.	74,791	1,777,034
Schlumberger Ltd.	78,760	4,885,483
W-H Energy Services, Inc. *	44,201	1,833,015

		11,717,540

Food & Staples Retailing — 1.7%
Compass Group PLC (United Kingdom)	1,051,605	5,281,751

Healthcare Equipment & Supplies — 3.5%
Arthrocare Corp. *	38,434	1,801,017
Cutera, Inc. *	18,204	484,044
Intermagnetics General Corp. *	63,786	1,725,411
Intuitive Surgical, Inc. *	15,513	1,635,846
Somanetics Corp. *	15,953	318,422
Thoratec Corp. *	77,454	1,209,057
Varian Medical Systems, Inc. *	73,614	3,930,252

		11,104,049

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Healthcare Providers & Services — 2.2%
Express Scripts, Inc. *	90,813	$6,855,473

Healthcare Techology — 0.8%
Eclipsys Corp. *	73,273	1,312,319
Per-Se Technologies, Inc. *	60,552	1,379,375

		2,691,694

Household Durables — 1.7%
Garmin Ltd.	87,588	4,272,543
Matsushita Electric Industrial Co. Ltd., ADR (Japan)	57,208	1,208,805

		5,481,348

Industrial Conglomerates — 4.7%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,271,000	3,890,991
Citic Pacific Ltd. (Hong Kong)	1,340,000	4,128,025
General Electric Co.	122,468	4,323,121
McDermott International, Inc. *	57,600	2,407,680

		14,749,817

Insurance — 3.1%
Aegon NV	73,191	1,373,795
Allianz AG	74,639	1,293,494
Navigators Group, Inc. *	25,107	1,205,387
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	1,757,394	4,902,764
Tower Group, Inc.	30,998	1,033,783

		9,809,223

Internet Software & Services — 1.2%
Google, Inc. (Class A Stock) *	9,367	3,764,597

IT Services — 0.4%
Gevity HR, Inc.	49,748	1,133,260

Life Science Tools & Services — 0.3%
Molecular Devices Corp. *	45,080	833,529

Machinery — 1.3%
American Science & Engineering, Inc. *	12,184	591,168
JLG Industries, Inc.	48,408	958,962
Joy Global, Inc.	72,525	2,727,665

		4,277,795

Media — 0.4%
Vivendi Universal SA (France)	39,405	1,420,581

Metals & Mining — 0.8%
POSCO, ADR (South Korea)	20,665	1,341,778
Reliance Steel & Aluminum Co.	38,412	1,234,562

		2,576,340

Oil, Gas & Consumable Fuels — 3.7%
Atlas America, Inc. *	28,142	1,201,101
Carrizo Oil & Gas, Inc. *	37,190	959,130
Encana Corp.	29,234	1,364,936
ENI SpA, ADR (Italy)	21,087	1,254,887
EOG Resources, Inc.	67,192	4,370,840
Norsk Hydro ASA	51,720	1,164,217
Repsol SA	43,115	1,286,120

		11,601,231

Personal Products
Parlux Fragrances, Inc. *	28,473	144,928

Pharmaceuticals — 1.5%
Bentley Pharmaceuticals, Inc. *	32,569	390,828
Pfizer, Inc.	153,705	4,359,074

		4,749,902

Real Estate Management & Development — 2.1%
Hang Lung Properties Ltd. (Hong Kong)	2,220,000	4,741,684
Trammell Crow Co. *	53,503	1,953,395

		6,695,079

Retail - Restaurants — 1.0%
Starbucks Corp. *	93,517	3,184,254

Road & Rail — 0.2%
Celadon Group, Inc. *	33,916	564,362

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Energy Industries, Inc. *	73,846	1,258,336
Advanced Mirco Devices, Inc. *	117,112	2,910,233
Broadcom Corp. (Class A Stock) *	175,727	5,331,557
Lam Research Corp. *	59,071	2,677,688
Nvidia Corp. *	318,949	9,437,701
Omnivision Technologies, Inc. *	28,518	406,952
STMicroelectronics NV	71,248	1,229,741

		23,252,208

Software — 2.4%
Adobe Systems, Inc. *	88,107	3,299,607
Advent Software, Inc. *	46,876	1,697,380
Ansoft Corp. *	34,951	870,629
Blackboard, Inc. *	40,951	1,085,202
SPSS, Inc. *	27,082	675,154

		7,627,972

Specialty Retail — 1.4%
Charlotte Russe Holding, Inc. *	33,086	911,188
Dress Barn, Inc. *	34,244	747,204
Guess?, Inc. *	25,315	1,228,537
Hibbett Sporting Goods, Inc. *	53,622	1,403,824

		4,290,753

Textiles, Apparel & Luxury Goods — 0.9%
Gildan Activewear, Inc. *	32,044	1,552,852
Steven Madden Ltd. *	31,050	1,218,402

		2,771,254

Trading Companies & Distributors — 0.8%
Fastenal Co.	62,045	2,393,076

Wireless Telecommunication Services — 2.4%
NTT DoCoMo, Inc., ADR (Japan)	81,434	1,254,898

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	2,097,899	$4,801,965
Vodafone Group PLC, ADR (United Kingdom)	62,508	1,428,933

		7,485,796

Total Common Stocks (cost $242,287,531)		248,181,541

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE BONDS — 19.5%
Aerospace & Defense — 0.3%
United Technologies Corp.‚ Sr. Notes
4.875%	05/01/15	A2	$800	776,022

Automobiles — 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes
4.05%	06/04/08	Baa1	800	781,207

Biotechnology — 0.3%
Amgen, Inc., Sr. Notes
4.85%	11/18/14	A2	1,100	1,061,977

Capital Markets — 2.5%
Credit Suisse First Boston USA, Inc., Notes
5.125%	08/15/15	Aa3	1,600	1,563,573
Goldman Sachs Group, Inc.,
Sr. Notes
5.35%	01/15/16	Aa3	900	883,387
Notes
6.125%	02/15/33	Aa3	850	846,747
Gtd. Notes
6.345%	02/15/34	A1	400	397,453
Bonds
6.875%	01/15/11	Aa3	1,100	1,165,859
Merrill Lynch & Co., Notes
6.00%	02/17/09	Aa3	900	914,939
Morgan Stanley & Co. Inc., Notes
3.875%	01/15/09	Aa3	1,100	1,070,509
Morgan Stanley Dean Witter, Unsub. Notes
6.75%	04/15/11	Aa3	1,000	1,057,236

				7,899,703

Chemicals — 0.4%
E.I. Du Pont de Nemours, Notes
6.875%	10/15/09	A2	1,250	1,312,493

Commercial Banks — 0.9%
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	750	725,449
Sub. Notes
5.875%	11/01/34	Aa3	250	248,455
HSBC Finance Corp., Notes
5.50%	01/19/16	Aa3	800	800,199
Wells Fargo Bank & Co., Sub. Notes
4.75%	02/09/15	Aa1	1,250	1,197,661

				2,971,764

Consumer Finance — 0.3%
Household Finance Corp., Notes
6.375%	10/15/11	Aa3	900	940,709

Diversified Financial Services — 1.4%
Bank of America Corp.,
Sr. Notes
5.875%	02/15/09	Aa2	800	813,595
Sub Notes
7.80%	02/15/10	Aa3	500	539,820
Citigroup Inc., Sr. Notes
4.125%	02/22/10	Aa1	500	485,002
Citigroup, Inc.,
Notes
3.50%	02/01/08	Aa1	600	587,175
6.50%	01/18/11	Aa1	1,050	1,102,470
JPMorgan Chase & Co., Sub Notes
5.125%	09/15/14	A1	800	784,470

				4,312,532

Diversified Telecommunication Services — 3.3%
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,150	1,115,352
Sr. Unsec’d. Notes
4.75%	11/15/12	A2	1,050	1,001,706
Notes
6.875%	10/15/31	A2	1,350	1,405,979
GTE Corp.,
Debs.
6.84%	04/15/18	Baa1	1,850	1,956,939
Notes
7.51%	04/01/09	Baa1	800	839,485
SBC Communications,
Notes
4.125%	09/15/09	A2	1,400	1,355,731
5.10%	09/15/14	A2	200	193,239
6.15%	09/15/34	A2	250	242,028
6.25%	03/15/11	A2	650	671,069
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	600	608,077
Verizon New York, Inc.
6.875%	04/01/12	Baa3	850	886,411

				10,276,016

Electric Utilities — 1.6%
Midamerican Energy Holdings, Sr. Notes, 144A
3.50%	05/15/08	Baa1	400	388,872
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	1,300	1,393,523
7.75%	03/01/31	Baa2	1,450	1,756,678
Southern California Edison Co., First Mortgage
6.00%	01/15/34	A2	400	408,858
Southern Power Co., Sr. Notes
4.875%	07/15/15	Baa1	1,300	1,230,643

				5,178,574

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Financial Services — 0.9%
General Electric Capital Corp.,
Unsec’d. Notes
6.00%	06/15/12	Aaa	$850	$883,148
Notes
6.75%	03/15/32	Aaa	1,750	2,000,320

				2,883,468

Food & Staples Retailing — 0.3%
Wal Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	400	374,083
Sr. Notes
6.875%	08/10/09	Aa2	600	628,337

				1,002,420

Food Products — 0.8%
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11	A3	1,300	1,313,449
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10	A1	1,100	1,175,097

				2,488,546

Household Durables — 0.3%
Fortune Brands, Inc., Sr. Unsub. Notes
5.375%	01/15/16	Baa2	1,100	1,049,250

Household Products — 0.5%
Procter & Gamble Co., Unsub. Notes
6.875%	09/15/09	Aa3	1,550	1,625,522

Independent Power Producers & Energy Traders — 0.7%
Constellation Energy Group, Inc.,
Notes
4.55%	06/15/15	Baa1	1,050	967,809
Sr. Notes
6.125%	09/01/09	Baa1	197	201,438
TXU Energy Co., Sr. Notes
7.00%	03/15/13	Baa2	1,100	1,154,877

				2,324,124

Insurance — 0.3%
Metlife, Inc., Sr. Notes
5.70%	06/15/35	A2	850	825,951

Media — 1.2%
AOL Time Warner, Inc., Gtd. Notes
7.70%	05/01/32	Baa2	850	949,227
Comcast Cable Communications Holdings, Inc., Notes
6.20%	11/15/08	Baa2	700	713,696
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	400	400,185
Co. Gtd.
6.45%	03/15/37	Baa2	1,000	1,000,483
Time Warner, Inc., Debs.
8.375%	03/15/23	Baa2	600	692,924

				3,756,515

Multi-Utilities — 1.1%
Dominion Resources Inc.,
Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	1,100	1,056,871
5.95%	06/15/35	Baa2	200	194,199
Duke Energy Corp., First Mortgage
3.75%	03/05/08	A2	200	195,890
Pacific Gas & Electric,
Unsec’ d. Notes
3.60%	03/01/09	Baa1	1,050	1,012,461
6.05%	03/01/34	Baa1	1,100	1,106,393

				3,565,814

Oil, Gas & Consumable Fuels — 0.4%
Conoco, Inc., Sr. Notes
6.95%	04/15/29	A1	1,100	1,268,589

Paper & Forest Products — 0.7%
Weyerhaeuser Co.,
Notes
6.75%	03/15/12	Baa2	900	940,619
Debs.
7.375%	03/15/32	Baa2	1,300	1,346,641

				2,287,260

Pharmaceuticals — 0.8%
Abbot Laboratories, Notes
5.875%	05/15/16	A1	1,150	1,191,340
Bristol Myers Squibb, Notes
5.75%	10/01/11	A2	1,350	1,375,155

				2,566,495

Specialty Retail — 0.2%
Home Depot, Inc., Sr. Unsec’d. Notes
5.20%	03/01/11	Aa3	650	651,235

Wireless Telecommunication Services
Alltel Corp., Sr. Notes
7.00%	07/01/12	A2	100	106,283

Total Corporate Bonds (cost $60,768,737)				61,912,469

Total Long-Term Investments (cost $303,056,268)				310,094,010

	Shares	Value

SHORT-TERM INVESTMENTS — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $7,641,175; (w)	7,641,175	7,641,175

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Total Investments — 100.2%
(cost $310,697,443)	317,735,185
Liabilities in Excess of Other Assets — (0.2)%	(606,783)

NET ASSETS — 100.0%	$317,128,402

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to the Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Skandia Trust

By (Signature and Title)*	/s/Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date	November 27, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David R. Odenath

David R. Odenath
President and Principal Executive Officer

Date	November 27, 2006

By (Signature and Title)*	/s/Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 27, 2006

*      Print the name and title of each signing officer under his or her signature.